united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/18

Item 1. Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

June 30, 2018

The Altegris Mutual Funds

Each a Series of Northern Lights Fund Trust

Annual Report

Altegris Futures Evolution Strategy Fund

Altegris GSA Trend Strategy Fund

Altegris Managed Futures Strategy Fund

ADVISED BY

Altegris Advisors, L.L.C.

1200 Prospect Street

Suite 400

La Jolla, CA 92037

888.524.9441 www.altegris.com/mutualfunds

Letter to Shareholders

Annual Report

for Altegris Mutual Funds

Altegris Futures Evolution Strategy Fund

Altegris GSA Trend Strategy Fund

Altegris Managed Futures Strategy Fund

Dear Investor:

The summer months of 2017 were kind to global equity investors as the bull market of 2017 continued unabated. The key drivers of this sanguine environment were the ongoing and seemingly synchronized global recovery, supportive monetary policy from major central banks, contained inflation, and the prospect and subsequent realization of US tax reform. The bull market continued into January, but February ushered in a sharp corrective phase, and equities saw mid to high single digit losses. The catalyst arguably was higher inflation expectations initiated by a surprise US Federal Reserve jobs report. Global equity and commodity markets subsequently generated small positive returns in the spring—but not without turbulence, as numerous political developments surprised markets and disrupted trends.

Bond markets also performed well in the second half of 2017. High yield spreads to US Treasuries narrowed to near record lows, driven by low default rates and ongoing demand for yield. Capital flows also continued to support emerging market bonds as investors remained willing to accept higher risk in a low volatility environment. This also ended during February’s volatility however, as investors sought risk-free assets and sold out of credit markets. Fixed income markets continued to reflect pro-growth economic sentiment in Q2 2018 however, and US Treasury yields restarted their upwards trend, boosted by the US Federal Reserve’s second rate hike of 2018.

In commodities, the last part of 2017 saw a broad lift in prices. Driven by a combination of global demand and a weaker US dollar, most commodity sectors trended higher. This reversed in the first quarter of 2018, and this asset class saw rapid losses during the broad market’s selloff. Commodities then continued the upwards trend by mid-2018. In FX, the US dollar weakened against a variety of currencies in the second half of 2017, before bottoming in February and reversing course. The strengthening accelerated in May on political developments in Italy that seemingly imperiled the euro currency.

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Altegris Futures Evolution Strategy Fund
12-Month Period Ending June 30, 2018

Fund Overview

The Altegris Futures Evolution Strategy Fund is an actively managed mutual fund that allocates to what we believe are two of the best trend-following managed futures managers, Winton Capital Management and ISAM, and offers an innovative, active approach to fixed income management via a fixed income industry leader, DoubleLine Capital LP (“DoubleLine”).

The Fund allocates its capital to investments providing exposure to the Winton Diversified Trading Program managed by Winton Capital Management (“Winton”), a London-based commodity trading advisor (“CTA”) with assets under advisement of $27.1B as of June 30, 2018, and the ISAM Systematic Program managed by ISAM, a New York and London-based CTA managing $3.54B in assets as of June 30, 2018. Both programs are trend following-managed futures strategies that utilize proprietary, quantitative trading systems to identify market trends and react to corresponding price movements in futures markets across all major asset classes.

Figure 1: Futures Exposure by Manager | As of June 30, 2018 (unaudited)

Regarding its managed futures strategy, the Fund will invest up to 25% of its total assets in a wholly-owned subsidiary, which in turn invests the majority of its assets in a portfolio of investments. These include investments in a combination of (1) securities of one or more commodity futures trading companies (e.g., underlying pools), (2) swaps, notes or similar derivatives structured to provide exposure to and the returns of managed futures strategies, and (3) investments intended to serve as collateral for such derivative positions (collectively, “managed futures investments”). These investments are selected with the aim of providing aggregate exposure to the managed futures managers listed above, as if between 100% and 125% of the Fund’s net assets were invested in those managers and their programs. The Fund also holds fixed income securities, cash, and cash equivalents, which are excluded from the chart above.

The fixed income portion of the Fund’s portfolio allocates to fixed income strategies – Core Fixed Income, Low Duration and Opportunistic Income – that are actively managed by the

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Fund’s sub-adviser, DoubleLine, a fixed income investment specialist based in Los Angeles with assets under management of over $118B as of December 31, 2017. Investments in fixed income securities actively managed by DoubleLine represented approximately 75% of Fund assets.

Given the likelihood that the Federal Reserve will continue to raise short term interest rates and the growing possibility of a new bear market in longer term yields, we plan to maintain the larger allocation to the Low Duration strategy over the near term as a cautionary stance. (Figure 2)

Figure 2: Fixed Income Sub-Strategy Allocation | As of June 30, 2018 (unaudited)

*	The adviser expects less than 100%, typically 60%-80%, of the Fund’s total net assets will be allocated to fixed income strategies managed by the Fund’s sub-adviser, DoubleLine.

Fund Performance Summary

As seen in Figure 3 (below), for the 12 month period ending June 30th, 2018, the Fund’s Class A (at NAV), Class C, Class I and Class N shares returned 6.06%, 5.16%, 6.33%, and 6.07% respectively, while the BofA Merrill Lynch 3 Month T-Bill Index, the SG Trend Index, and the S&P 500 TR Index returned 1.36%, 2.90%, and 14.37% respectively. The Fund’s net assets under management were approximately $668 million as of June 30, 2018.

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Figure 3: Altegris Futures Evolution Strategy Fund Performance Review
July 1, 2017 – June 30, 2018

				Quarterly Returns
		Since
	1-Year	Inception*	Q2 2018	Q1 2018	Q4 2017	Q3 2017
Class A (NAV)	6.06%	4.19%	0.66%	-4.77%	9.81%	0.76%
Class A (max load)**	-0.02%	3.27%	-5.15%	-10.25%	3.54%	-5.02%
Class C (NAV)	5.16%	3.37%	0.48%	-5.07%	9.76%	0.44%
Class I (NAV)	6.33%	4.48%	0.83%	-4.81%	10.01%	0.70%
Class N (NAV)	6.07%	4.20%	0.77%	-4.86%	9.93%	0.65%
BofA ML 3-Month T-Bill Index	1.36%	0.34%	0.45%	0.36%	0.28%	0.26%
SG Trend Index	2.90%	1.38%	-1.34%	-3.88%	7.70%	0.75%
S&P 500 TR Index	14.37%	14.73%	3.43%	-0.76%	6.64%	4.48%

*	Inception date for Class A, Class I and Class N was October 31, 2011. Inception date for Class C was February 16, 2012.

**	The maximum sales charge for Class A shares is 5.75%. Class A share investors may be eligible for a reduction in sales charges. See Prospectus for more information.

Performance for periods less than one year is not annualized.

Per the prospectus dated October 13, 2017, the total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, is 1.99% for Class A, 2.74% for Class C, 1.74% for Class I and 1.99% for Class N.

The performance data quoted here represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2018, to ensure that total annual Fund operating expenses will not exceed 1.94%, 2.69%, 1.69% and 1.94% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively, subject to possible recoupment in future years. Results shown reflect the waiver, without which the results would have been lower. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month end, please call (888) 524-9441. The referenced indices and benchmarks are shown for general market comparisons and are not meant to represent any particular investment. The returns include reinvestment of income but do not reflect the impact of sales charges or other fees. An index is unmanaged and not available for direct investment. See the end of the letter for a complete description of each index and benchmark.

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Drivers of Fund Performance

The Fund posted a positive return of 6.06% in the trailing twelve months ending June 30, 2018, and although it underperformed the S&P 500, the Fund did outperform its benchmark, the SG Trend Index, which returned 2.90%.

The global equity market rally overshadowed all other asset classes in 2017, and the Fund partially captured some of this consistent and strong upwards trend in equities while other asset classes remained mostly trendless. However, in the last quarter of 2017 other asset classes began to show strong momentum, and long exposure to energy and base metals futures also resulted in positive contributions. Although the trends and positive returns continued through January, February saw sharp reversals in most sectors; equities and FX in particular abruptly changed course and long positions in these respective sectors detracted the most from the Fund. However, the Fund began to recover after the first quarter and into the second with positive contributions from continued long exposure to energy and short exposure to precious metals and grains.

Figure 4: Futures Performance Attribution by Sector | July 1, 2017 – June 30, 2018 (unaudited)

Past performance is no guarantee of future results. The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation.

*	Softs, or soft commodities, are commodities such as coffee, cocoa, sugar and fruit. This term generally refers to commodities that are grown, rather than mined. Bonds are defined as having a maturity of two years or more at inception, and rates are defined as having a maturity of less than two years at inception.

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Winton was positive in the period while ISAM was negative. Winton outperformed ISAM during the last six months of 2017, as its greater exposure to financials (equities, fixed income, and FX) benefitted the Fund while ISAM’s larger exposure to commodities hurt in the fall of 2017 and contributed only near year-end. In the volatility seen in the first part of 2018, ISAM and Winton both detracted from the Fund. Winton was hurt by long exposure to equities and energies, while ISAM’s detractions stemmed from many individual markets that were minor detractors of performance. Towards mid-2018, Winton was up as a combination of its longer-term holding periods and non-trend signals generated the Fund’s positive performance while ISAM was down, ultimately falling victim to the choppy price action in fixed income and currency markets.

The active cash management strategy of the Fund also performed well for the period, adding to positive returns of the Fund with gains in DoubleLine’s Low Duration and Opportunistic Strategies and with small detractions from the Core strategy.

Figure 5: Performance Attribution by Manager | July 1, 2017 – June 30, 2018 (unaudited)

Past performance is no guarantee of future results. The data is estimated and is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation.

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Altegris Managed Futures Strategy Fund
12-Month Period Ending June 30, 2018

Fund Overview

The Fund provides diversified managed futures exposure through allocations to a group of sub-advisors. Trend following managers have the potential to benefit most from clear, prolonged price trends of several months or more and make up approximately 70%-75% of the managed futures universe. The Fund intends to maintain exposure to this sub-strategy typically ranging from 60% to 100%. The remainder of the Fund provides exposure to specialized and hybrid-trend strategies, a diverse subset comprising approximately 25%-30% of the managed futures universe. These managers may employ a wide variety of trading approaches, including discretionary macro, short-term systematic and countertrend.

Importantly, in May 2017 the Fund completed a significant transition to an allocation strategy that features direct relationships with sub-advisors and trading advisors. Previously, the Fund used a total return swap and structured note in order to obtain exposure to managed futures managers. The new approach substantially reduces the Fund’s trading costs by removing management and incentive fees that were embedded in the returns of the swap and note. The transition was the culmination of over eighteen months of research into a new set of sub-advisors and trading advisors (Figure 1). We are confident that this array of diverse strategies will combine to deliver on the Fund’s mandate, under the watchful eye of the Altegris portfolio management and research teams.

Figure 1: Futures Exposure by Manager | As of June 30, 2018 (unaudited)

Manager	Program	Sub-Strategy	6/30/2018 Exposure	6/30/2017 Exposure
GSA Capital	Trend Strategy	Trend Following	25.2%	22.5%
Millburn	Core Markets	Trend Following	18.6%	15.0%
PhaseCapital	Dynamic Risk Allocation	Specialized	10.1%	12.5%
QMS	Financials Only Global Macro	Specialized	0.0%	12.5%
Three Rock Capital Management	Global Macro Program	Specialized	14.9%	12.5%
Crabel	Advanced Trend	Trend Following	18.9%	10.0%
Crabel	Gemini	Specialized	9.8%	7.5%
Centurion	2x Composite	Specialized	2.5%	7.5%

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Fund Performance Summary

As show in Figure 2 (below), for the 12 month period ended June 30, 2018, the Fund’s Class A (at NAV), Class C, Class I and Class O shares returned 0.00%, -0.77%, 0.24%, and 0.00% respectively, while the BofA Merrill Lynch 3 Month T-Bill Index, SG CTA Index, the MSCI World Index, returned 1.36%, 1.19%, and 11.09%, respectively. The Fund’s net assets under management were approximately $102 million as of June 30, 2018.

Figure 2: Altegris Managed Futures Strategy Fund Performance Review

July 1, 2017 – June 30, 2018

			Quarterly Returns
	1-Year	Since Inception *	Q2 2018	Q1 2018	Q4 2017	Q3 2017
Class A (NAV)	1.13%	-0.59%	-2.53%	-2.47%	3.66%	2.63%
Class A (max load)**	-4.72%	-1.34%	-8.18%	-8.09%	-2.30%	-3.30%
Class C (NAV)	0.52%	-2.08%	-2.77%	-2.57%	3.42%	2.60%
Class I (NAV)	1.11%	-0.34%	-2.49%	-2.43%	3.85%	2.34%
Class O (NAV)	1.13%	-0.01%	-2.53%	-2.47%	3.66%	2.63%
BofA ML 3-Month T-Bill Index	1.36%	0.31%	0.45%	0.36%	0.28%	0.26%
SG CTA Index	1.19%	0.89%	-1.92%	-2.81%	5.40%	0.72%
MSCI World Index	11.09%	11.06%	1.73%	-1.28%	5.51%	4.84%

*	The inception date of Class A and Class I is 8/26/10; the inception date of Class C is 2/1/11; the inception date of Class O is 3/13/13. Past performance is not indicative of future results. Returns for periods longer than one year are annualized.

**	The maximum sales charge (load) for Class A is 5.75%. Class A share investors may be eligible for a reduction in sales charges. See Prospectus for more information.

Per the prospectus dated October 13, 2017, the total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, is 2.04% for Class A, 2.79% for Class C, 1.79% for Class I and 2.04% for Class O.

The performance data quoted here represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s adviser has contractually agreed to reduce its fees and reimburse expenses of the Fund until at least October 31, 2018, to ensure the total annual Fund operating expenses after fee waiver and reimbursement will not exceed 1.90%, 2.65%, 1.65%, and 1.90% of average daily net assets attributable to Class A, Class C, Class I, and Class O shares, respectively, subject to possible recoupment in future years. Results shown reflect the waiver, without which the results would have been lower. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month end, please call (888) 524-9441.

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Drivers of Fund Performance

Returns for the period were relatively muted, but not without movement. The Fund underperformed both its benchmark, the SG CTA Index, as well as commonly used reference indexes such as the MSCI World. The Fund posted gains in the latter half of 2017, with contributions from long equity positions in the fall of 2017, and additional, smaller contributions from long exposure to energy and base metals toward the end of the year. The Fund gave back those gains in the sell-offs that occurred in the first quarter of 2018. Losses stemmed from the aforementioned sectors and exposures that reversed in trends, as well as from long FX exposure and short bonds. Smaller losses were also experienced in late spring 2018, as political developments around the world temporarily reversed trends. Commodities sold off, and the Fund experienced losses in long positions in grains, softs and precious metals, and fixed income yields narrowed as investors sought low-risk assets.

The environment generally favored longer-term trend managers over medium- and short-term trend managers. Trends were present in various sectors but were often interrupted before continuing course, which posed challenges for short-term followers as they adjusted positions both during the reversal and again during the return of the original trend. The two largest detractors were GSA, a medium-term trend follower, and Centurion, a short-term trend follower. QMS also detracted from the Fund and, due to the strategy’s muted volatility, was deallocated from the Managed Futures Strategy at 2017 year-end. The strategy, however, remains an approved sub-advisor for future allocations. Contributions for the period came from both systematic and discretionary non-trend managers: Millburn, PhaseCapital, and Three Rock. Millburn, a quantitative strategy built on statistical learning and pattern recognition, contributed to the Fund in the first half of the period. Phase and Three Rock, two macro managers (tactical and discretionary, respectively), also provided contributions in the months leading up to the market’s correction in February. All these contributing managers partially surrendered some of the gains during the sell-offs of February and May.

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Figure 3: Futures Performance Attribution by Sector | July 1, 2017 – June 30, 2018 (unaudited)

Past performance is no guarantee of future results. The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation.

*	Softs, or soft commodities, are commodities such as coffee, cocoa, sugar and fruit. This term generally refers to commodities that are grown, rather than mined. Bonds are defined as having a maturity of two or more years at inception, and rates are defined as having a maturity of less than two years at inception.

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Figure 4: Futures Performance Attribution by Manager | July 1, 2017 – June 30, 2018 (unaudited)

Past performance is no guarantee of future results. The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation.

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Altegris GSA Trend Strategy Fund
July 1, 2017 to June 30, 2018

Fund Overview

The Altegris GSA Trend Strategy Fund is a single-manager mutual fund that seeks long-term capital appreciation through utilization of a price-based momentum approach diversified across a portfolio of global futures and foreign exchange markets. The Fund’s Trend Strategy is sub-advised by GSA Capital Partners, a leading quantitative investment firm headquartered in London with assets under management of approximately $9.1bln, including approximately $4.5bln in the Trend Strategy.

Figure 1: Fund’s Exposure (unaudited)

Manager	Program	Sub-Strategy	6/30/2018 Exposure
GSA Capital Partners	GSA Trend Strategy	Trend Following	100%

Fund Performance Summary

As shown in Figure 2, for the last year ended June 30, 2018, the Fund’s Class A (at NAV), Class I and Class N shares returned -2.80%, -2.46%, and -2.80%, respectively, while the BofA ML 3-Month T-Bill Index, the SG Trend Index, and the S&P 500 Total Return Index returned 1.36%, 2.85%, and 14.37%, respectively. The Fund’s net assets under management were approximately $40 million as of June 30, 2018.

Figure 2: Altegris GSA Trend Strategy Fund Performance Review | December 30, 2017 – June 30, 2018

			Quarterly Returns
	1-Year	Since Inception *	Q2 2018	Q1 2018	Q4 2017	Q3 2017
Class A (NAV)	-2.80%	-9.01%	-5.96%	-4.75%	8.03%	0.45%
Class A (max load)**	-8.34%	-12.54%	-11.34%	-10.21%	1.79%	-5.28%
Class I (NAV)	-2.46%	-8.80%	-5.94%	-4.73%	8.24%	0.56%
Class N (NAV)	-2.80%	-9.01%	-5.96%	-4.75%	8.03%	0.45%
BofA ML 3-Month T-Bill Index	1.36%	1.11%	0.45%	0.36%	0.28%	0.26%
SG Trend Index	2.90%	-1.74%	-1.34%	-3.88%	7.70%	0.75%
S&P 500 TR Index	14.37%	16.08%	3.43%	-0.76%	6.64%	4.48%

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*	Inception date for Class A, Class I, and Class N was December 30, 2016.

**	The maximum sales charge for Class A shares is 5.75%. Class A share investors may be eligible for a reduction in sales charges. See Prospectus for more information.

Performance for periods longer than one year is annualized.

Per the prospectus dated October 13, 2017, the total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, is 2.44% for Class A, 2.19% for Class I and 2.44% for Class N.

The performance data quoted here represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s adviser has contractually agreed to reduce its fees and reimburse expenses of the Fund until at least October 31, 2018, to ensure the total annual Fund operating expenses after fee waiver and reimbursement will not exceed 1.85%, 1.60%, and 1.85% of average daily net assets attributable to Class A, Class I, and Class N shares, respectively, subject to possible recoupment in future years. Results shown reflect the waiver, without which the results would have been lower. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month end, please call (888) 524-9441.

Drivers of Fund Performance

During the third quarter of 2017, the Fund was marginally positive. Equities showed a strong trend and contributed, while other asset classes (FX, fixed income, and commodities) were trendless. GSA’s allocation to equities is often less than peers as the strategy strives to optimize exposure with an emphasis on diversification at the asset class level. In the fall, trends started to emerge in other asset classes, and long commodity exposure (energy, base metals) contributed. This continued through the first month of 2018, with contributions from long positions in stocks and FX. However, trends reversed sharply in February 2018, and long equities (diversified indexes), FX (EM currencies) and commodities (energy) detracted during the sell-off. Performance continued to struggle in the middle of 2018, as long exposure to a diverse set of currencies detracted in the US dollar’s strengthening. In commodities, long positions in copper also detracted on the metal’s price reversal.

Throughout the period, certain commodities were the largest detractors. Choppiness and continuous reversals in the asset class resulted in losses distributed throughout the 12 month period, with detractions attributable to exposure to grains, livestock, and precious metals. Contributions from long energy exposures offset the losses. Equities were a contributing asset class, while fixed income was mixed longer-maturity fixed income futures posted losses but futures at the short end of the curve contributed positively. FX detracted overall, with initial positive gains eroded by losses in the second half of the period.

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Figure 3: Performance by Sector | July 1, 2017 – June 30, 2018 (unaudited)

Past performance is no guarantee of future results. The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation.

*	Softs, or soft commodities, are commodities such as coffee, cocoa, sugar and fruit. This term generally refers to commodities that are grown, rather than mined. Bonds are defined as having a maturity of two or more years at inception, and rates are defined as having a maturity of less than two years at inception.

Consolidated Outlook

After a historically calm year in 2017, there has been plenty to keep investors on their toes in 2018. The first quarter of 2018 saw periods of volatility expansion driven by economic developments such as the prospects of unexpected inflation, but the nature of the volatility in the second quarter was distinctly more political in nature. These developments have created volatility across all asset classes, and equity markets are certainly not immune as concerns around the sustainability of company profits amidst tariffs and trade wars have begun to emerge.

Although political developments may disrupt price trends and create somewhat painful reversals in the short-term, these developments also create new opportunities for longer-term, persistent trends. For example, the new coalition in the Italian government is not changing in the near future, and therefore euro concerns may persist, the US dollar may continue to strengthen, and Italian bond yields may widen further. In a similar vein, continued follow-through on the Iran deal withdrawal and the potential for renewed US sanctions on Iran may continue to support higher oil prices.

In light of the current environment, we believe that investors should have a portfolio that is dynamic enough to navigate environments with shifting risks across all asset classes, which is especially important now given the worldwide political backdrop. Additionally, having the ability to profit from both long and short positions is imperative given the reduced investor conviction on finding long-only investment opportunities—particularly when compared to the bullishness of

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only 12 months ago. Finally, managed futures continue to be an effective strategy for adding much-needed diversification to investors’ portfolios at a time when economic conditions and financial markets are exhibiting late-cycle signals.

Sincerely,

Matt Osborne	Eric Bundonis, CFA
Chief Investment Officer	Director of Research & Sourcing
Portfolio Manager	Portfolio Manager

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INDEX DEFINITIONS

The SG Trend Index, which is equal-weighted and reconstituted annually, calculates the net daily rate of return for a group of 10 trend-following CTAs selected from the largest managers open to new investment.

The SG CTA Index, an equal-weighted index reconstituted annually, calculates the net daily rate of return for a group of 20 CTAs selected from the largest managers by AUM open to new investment.

Barclay Global Macro Index tracks the performance of ~175 global macro programs, by ending monthly values, net of fees, as reported to Barclay Hedge.

BofA Merrill Lynch 3 Month T-Bill Index is an unmanaged index that measures returns of three-month Treasury Bills.

MSCI World Index is a free-float adjusted market capitalization weighted index that measures equity market performance of 24 developed market country indices.

S&P 500 Total Return Index is the total return version of S&P 500 index. The S&P 500 index is unmanaged and is generally representative of certain portions of the U.S. equity markets. For the S&P 500 Total Return Index, dividends are reinvested on a daily basis and the base date for the index is January 4, 1988. All regular cash dividends are assumed reinvested in the S&P 500 index on the ex-date. Special cash dividends trigger a price adjustment in the price return index.

An index is unmanaged and not available for direct investment.

GLOSSARY

Long. Buying an asset/security that gives partial ownership to the buyer of the position. Long positions profit from an increase in price.

Short. Selling an asset/security that may have been borrowed from a third party with the intention of buying back at a later date. Short positions profit from a decline in price. If a short position increases in price, covering the short position at a higher price may result in a loss.

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Altegris Futures Evolution Strategy Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the period ended June 30, 2018, compared to its benchmark:

		Annualized
				Since Inception	Since Inception
	One Year	Three Years	Five Years	February 16, 2012	October 31, 2011
Altegris Futures Evolution Strategy Fund - Class A	6.06%	2.51%	6.51%	N/A	4.19%
Altegris Futures Evolution Strategy Fund - Class A with load **	(0.02)%	0.51%	5.26%	N/A	3.27%
Altegris Futures Evolution Strategy Fund - Class C	5.26%	1.79%	5.72%	3.39%	N/A
Altegris Futures Evolution Strategy Fund - Class I	6.22%	2.77%	6.78%	N/A	4.46%
Altegris Futures Evolution Strategy Fund - Class N	6.07%	2.54%	6.51%	N/A	4.20%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	1.36%	0.68%	0.42%	0.36%	0.34%
S&P 500 Total Return Index ^	14.37%	11.93%	13.42%	13.89%	14.73%
SG Trend Index +	2.77%	(2.31)%	2.09%	0.94%	1.36%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Fund’s total annual operating expense ratios, before any fee waivers, are 1.99%, 2.74%, 1.74%, and 1.99% for Class A, Class C, Class I, and Class N shares, respectively, per the Fund’s prospectus dated October 13, 2017. Class A shares are subject to a sales charge imposed on purchase of 5.75% and Class A and Class C Shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index: Is an unmanaged index that measures the returns of three-month Treasury Bills.

^	S&P 500 Total Return Index is unmanaged and is generally representative of certain portions of the U.S. equity markets.

+	SG Trend Index calculates the net daily rate of return for a group of 10 trend following CTAs selected from the largest managers open to new investment.

Comparison of the Change in Value of a $10,000 Investment | October 31, 2011 – June 30, 2018

Past performance is not necessarily indicative of future results.

****	Initial investment has been adjusted for the maximum sales charge of 5.75%.

Holdings by Type of Investment as of June 30, 2018	% of Net Assets
Bonds & Notes
Asset Backed Securities	18.7%
Whole Loan Collateral	10.5%
Mortgage Backed Securities	10.0%
U.S. Treasuries	6.7%
U.S. Government Agency	6.4%
Banks	4.2%
Foreign Government	1.7%
Oil&Gas	1.5%
Other	9.3%
Purchased Options	23.1%
Common Stock	0.1%
Short Term Investments	2.1%
Other, Cash & Cash Equivalents	5.7%
100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this annual report for a detailed listing of the Fund’s holdings.

Altegris GSA Trend Strategy Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the period ended June 30, 2018, compared to its benchmark:

		Since Inception
	One Year	March 17, 2017
Altegris GSA Trend Strategy Fund - Class A	(2.80)%	(9.01)%
Altegris GSA Trend Strategy Fund - Class A with load **	(8.34)%	(12.54)%
Altegris GSA Trend Strategy Fund - Class I	(2.46)%	(8.80)%
Altegris GSA Trend Strategy Fund - Class N	(2.91)%	(9.08)%
SG Trend Index +	2.77%	(2.14)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Fund’s total annual operating expense ratios, gross of fee waivers or expense reimbursements, are 2.44%, 2.19%, and 2.44% for Class A, Class I, and Class N shares, respectively, per the Fund’s prospectus dated October 13, 2017. Class A shares are subject to a maximum sales charge on purchases of 5.75% and Class A and C shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

+	SG Trend Index calculates the net daily rate of return for a group of 20 CTAs selected from the largest managers open to new invesment.

Comparison of the Change in Value of a $10,000 Investment | March 17, 2017 – June 30, 2018

Past performance is not necessary indicative of future results.

***	Initial investment has been adjusted for the maximum sales charge of 5.75%.

Holdings by Type of Investment as of June 30, 2018	% of Net Assets
U.S. Treasury Bill	58.4%
Other, Assets Less Liabilities	41.6%
100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this annual report for a detailed listing of the Fund’s holdings.

Altegris Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the period ended June 30, 2018, compared to its benchmark:

		Annualized
				Since Inception	Since Inception	Since Inception
	One Year	Three Year	Five Year	8/26/2010	2/1/2011	3/13/2013
Altegris Managed Futures Strategy Fund - Class A	1.13%	0.02%	1.17%	(0.59)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class A with load **	(4.72)%	(1.93)%	(0.03)%	(1.34)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class C	0.52%	(0.74)%	0.40%	N/A	(2.08)%	N/A
Altegris Managed Futures Strategy Fund - Class I	1.11%	0.27%	1.42%	(0.34)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class O	1.13%	0.02%	1.17%	N/A	N/A	(0.01)%
Bank of America Merill Lynch 3 Month T- Bill Index ***	1.36%	0.68%	0.42%	0.31%	0.32%	0.40%
MSCI World Index ****	11.09%	8.48%	9.94%	11.06%	8.52%	9.59%
SG CTA Index +	1.08%	(0.99)%	1.81%	0.95%	0.35%	1.37%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. Per the fee table in the Fund’s October 13, 2017 prospectus, the total annual operating expense are 2.04%, 2.79%, 1.79%, and 2.04% for the Fund’s Class A, Class C, Class I, and Class O shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class A and Class C shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3 Month T-Bill Index is an unmanaged index that measures returns of three-month treasury bills.

****	MSCI World Index is a stock market index of over 6,000 stocks from 24 developed countries around the globe. Investors cannot invest directly in an index.

+	SG CTA Index calculates the net daily rate of return for a group of 20 CTAs selected from the largest managers open to new invesment.

Comparison of the Change in Value of a $10,000 Investment | August 26, 2010 – June 30, 2018

Past performance is not necessarily indicative of future results.

+	Initial investment has been adjusted for the maximum sales charge of 5.75%.

Holdings by Type of Investment as of June 30, 2018	% of Net Assets
Exchange Traded Funds - Equity Funds	1.9%
Exchange Traded Funds - Debt Funds	2.9%
Exchange Traded Funds - Commodity Funds	1.2%
Exchange Traded Notes - Debt Funds	0.0%
U.S. Treasury Securities	7.3%
Short-Term Investments	55.8%
Other Assets Less Liabilities	30.9%
100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this annual report for a detailed listing of the Fund’s holdings.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS
June 30, 2018

Shares				Value
	COMMON STOCK - 0.1%
10,554	Frontera Energy Corp.			$153,298
8,216	SandRidge Energy, Inc.			145,752
	TOTAL COMMON STOCK (Cost - $1,200,963)			299,050

Principal Amount
($)		Yield	Maturity
	BONDS & NOTES - 68.9%
	ADVERTISING - 0.1%
$250,000	Omnicom Group, Inc.	3.6000	4/15/2026	239,224

	AEROSPACE / DEFENSE - 0.3%
605,000	General Dynamics Corp.	3.0000	5/11/2021	603,056
225,000	Lockheed Martin Corp.	4.7000	5/15/2046	239,202
960,000	Northrop Grumman Corp.	2.0800	10/15/2020	937,930
80,000	Transdigm, Inc.	6.3750	6/15/2026	79,400
				1,859,588
	AGRICULTURE - 0.2%
870,000	BAT Capital Corp. (b)	2.2970	8/14/2020	850,186
25,000	BAT Capital Corp. 3 Month LIBOR + 0.88 (b,c)	3.2225	8/15/2022	25,177
45,000	Reynolds American, Inc.	3.2500	6/12/2020	44,954
120,000	Reynolds American, Inc.	4.0000	6/12/2022	120,747
				1,041,064
	AIRLINES - 0.2%
300,000	Delta Airlines, Inc.	3.4000	4/19/2021	298,649
340,000	Delta Airlines, Inc.	3.6250	3/15/2022	336,163
430,433	Guanay Finance Limited	6.0000	12/15/2020	431,510
200,000	Latam Finance Ltd.	6.8750	4/11/2024	195,500
				1,261,822
	AUTO MANUFACTURERS - 0.3%
395,000	Daimler Finance North America LLC (b)	2.2500	3/2/2020	388,498
380,000	Daimler Finance North America LLC (b)	2.3000	2/12/2021	369,116
200,000	Ford Motor Co.	7.4500	7/16/2031	235,008
50,000	General Motors Co. 3 Month LIBOR + 0.80 (c)	3.1631	8/7/2020	50,167
350,000	General Motors Financial Co., Inc.	2.6500	4/13/2020	345,787
565,000	General Motors Financial Co., Inc.	3.2000	7/6/2021	557,649
275,000	General Motors Financial Co., Inc.	3.3273	1/5/2023	275,899
15,000	General Motors Financial Co., Inc. 3 Month LIBOR + 0.99 (c)	3.9500	4/13/2024	14,679
				2,236,803
	AUTOMOBILE ABS - 1.4%
1,000,000	Flagship Credit Auto Trust 2016-4 (b)	2.4100	10/15/2021	992,561
100,000	GLS Auto Receivables Trust 2018-2 (b)	3.7100	3/15/2023	100,053
1,000,000	OneMain Direct Auto Receivables Trust 2016-1 (b)	2.7600	5/15/2021	1,000,116
1,000,000	Santander Drive Auto Receivables Trust 2014-1	3.9200	5/17/2021	1,000,405
2,500,000	Tesla Auto Lease Trust 2018-A (b)	2.7500	2/20/2020	2,507,167
380,867	Westlake Automobile Receivables Trust 2016-2 (b)	2.3000	11/15/2019	380,751
1,000,000	Westlake Automobile Receivables Trust 2016-3 (b)	2.4600	1/18/2022	995,813
2,000,000	Westlake Automobile Receivables Trust 2017-1 (b)	2.7000	10/17/2022	1,991,546
500,000	Westlake Automobile Receivables Trust 2018-2 (b)	3.2000	1/16/2024	500,049
				9,468,461
	BANKS - 4.2%
200,000	Agromercantil Senior Trust (b)	6.2500	4/10/2019	201,914
400,000	Agromercantil Senior Trust	6.2500	4/10/2019	403,828
400,000	Banco de Costa Rica	5.2500	8/12/2018	398,980
1,300,000	Banco de Credito del Peru/Panama	2.2500	10/25/2019	1,280,500
50,000	Banco de Credito del Peru/Panama	5.3750	9/16/2020	51,925
300,000	Banco del Estado de Chile (b)	2.6680	1/8/2021	291,750
1,050,000	Banco del Estado de Chile	3.8750	2/8/2022	1,045,915
200,000	Banco do Brasil SA 10 Year Treasury Note + 4.40 (c)	6.2500	10/15/2166	156,500
300,000	Banco Internatcional del Peru SAA/Panama	5.7500	10/7/2020	312,753
150,000	Banco Macro SA 5 Year Swap Rate + 5.46 (c)	6.7500	11/4/2026	140,250
200,000	Banco Nacional de Costa Rica	4.8750	11/1/2018	200,000
800,000	Banco Santander Chile (b)	2.5000	12/15/2020	777,024
300,000	Banco Santander Chile	3.8750	9/20/2022	297,991
1,400,000	Banco Santander Mexico SA 5 Year Treasury Note + 4.58 (c)	5.9500	1/30/2024	1,407,000
480,000	Bank of America Corp. 3 Month LIBOR + 0.79 (c)	3.1078	3/5/2024	478,333
90,000	Bank of Montreal 5 Year Swap Rate + 1.43 (c)	3.8030	12/15/2032	83,368
700,000	BBVA Banco Continental SA	5.0000	8/26/2022	718,375
200,000	BBVA Bancomer SA 5 Year Treasury + 2.65 (c)	5.1250	1/18/2033	177,250
100,000	BBVA Bancomer SA	7.2500	4/22/2020	104,500
850,000	BDO Unibank, Inc.	2.9500	3/6/2023	803,176
500,000	BDO Unibank, Inc.	2.6250	10/24/2021	500,000
445,000	BNP Paribas SA	5.0000	1/15/2021	462,751

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Principal Amount
($)		Yield	Maturity	Value
	BANKS - 4.2% (Continued)
$840,000	Capital One Financial Corp.	2.4000	10/30/2020	$819,324
120,000	Capital One Financial Corp. 3 Month LIBOR + 0.72 (c)	3.0788	1/30/2023	119,304
895,000	Citigroup, Inc. 3 Month LIBOR + 1.02 (c)	3.3524	6/1/2024	895,817
230,000	Citigroup, Inc. 3 Month LIBOR + 1.10 (c)	3.4206	5/17/2024	231,150
800,000	Corp. Financiera de Desarrollo SA	3.2500	7/15/2019	797,200
300,000	DBS Group Holdings Ltd. 3 Month LIBOR + 0.62 (b,c)	2.9795	7/25/2022	300,705
300,000	DBS Group Holdings Ltd. 3 Month LIBOR + 0.62 (c)	2.9795	7/25/2022	300,705
200,000	DBS Group Holdings Ltd. 5 Year Swap + 2.39 (c)	3.6000	12/29/2049	190,909
300,000	Global Bank Corp.	4.5000	10/20/2021	292,050
700,000	Global Bank Corp.	5.1250	10/30/2019	705,110
200,000	Global Bank Corp. (b)	5.1250	10/30/2019	201,460
940,000	Goldman Sachs Group, Inc.	2.3000	12/13/2019	930,197
500,000	Itau CorpBanca	3.8750	9/22/2019	501,813
200,000	Itau Unibanco Holding SA Island	6.2000	12/21/2021	206,100
200,000	Itau Unibanco Holding SA Island 5 Year Treasury + 3.86 (c)	6.5000	3/19/2166	189,700
1,100,000	Malayan Banking Bhd 5 Year Swap 2.54 (c)	3.9050	10/29/2026	1,082,571
350,000	Mitsubishi UFJ Financial Group, Inc. 3 Month LIBOR + 0.74 (c)	3.0612	3/2/2023	350,726
945,000	Morgan Stanley 3 Month LIBOR + 0.93 (c)	3.2916	7/22/2022	952,612
240,000	Morgan Stanley 3 Month LIBOR + 0.85 (c)	3.7370	4/24/2024	238,560
1,300,000	Oversea-Chinese Banking, Corp, Ltd. 5 Year Swap + 2.20 (c)	4.0000	10/15/2024	1,304,515
890,000	PNC Financial Services Group, Inc.	4.3750	8/11/2020	911,875
630,000	Royal Bank of Canada	3.2000	4/30/2021	629,728
225,000	Royal Bank of Scotland Group PLC 3 Month LIBOR + 1.48 (c)	3.4980	5/15/2023	217,959
240,000	Santander Holdings USA, Inc.	3.4000	1/18/2023	231,724
1,010,000	Sumitomo Mitsui Financial Group, Inc.	2.0580	7/14/2021	968,583
915,000	Toronto-Dominion Bank (The)	3.2500	6/11/2021	914,727
1,300,000	Union Bank of the Philippines	3.3690	11/29/2022	1,291,650
400,000	United Overseas Bank Ltd. 5 Year Swap + 1.65 (c)	2.8800	3/8/2027	382,684
1,000,000	United Overseas Bank Ltd. 5 Year Swap + 2.00 (c)	3.7500	9/19/2024	999,617
820,000	Westpac Banking Corp.	1.6000	8/19/2019	808,431
				28,261,589
	BEVERAGES - 0.0% *
125,000	Anheuser-Bush InBev Finance, Inc.	4.9000	2/1/2046	128,547

	BIOTECHNOLOGY - 0.1%
900,000	Celgene Corp.	2.8750	8/15/2020	893,109

	BUILDING MATERIALS - 0.0% *
90,000	Builders FirstSource, Inc. (b)	5.6250	9/1/2024	87,525
135,000	Owens Corning	4.4000	1/30/2048	112,716
				200,241
	CHEMICALS - 0.3%
25,000	Hexion, Inc.	6.6250	4/15/2020	23,410
70,000	Hexion, Inc. (b)	10.3750	2/1/2022	68,600
250,000	Mosaic Co. (The)	4.0500	11/15/2027	238,910
605,000	Sherwin-Williams Co. (The)	2.2500	5/15/2020	594,949
900,000	UPL Corp. Ltd.	3.2500	10/13/2021	870,620
				1,796,489
	COAL - 0.0% *
90,000	Peabody Energy Corp. (b)	6.0000	3/31/2022	91,314
90,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (b)	7.5000	6/15/2025	91,575
				182,889
	COLLATERALIZED MORTGAGE OBLIGATIONS - 25.8%
	U.S. GOVERNMENT AGENCY - 5.3%
311,354	Fannie Mae REMICS 2005-2 S 1 Month LIBOR + 6.60 (c,d)	6.4031	2/25/2035	44,722
1,616,040	Fannie Mae REMICS 2005-104 NI 1 Month LIBOR + 6.70 (c,d)	6.5031	3/25/2035	72,511
551,869	Fannie Mae REMICS 2006-99 AS 1 Month LIBOR + 6.58 (c,d)	6.3831	10/25/2036	88,348
327,706	Fannie Mae REMICS 2006-119 PS 1 Month LIBOR + 6.70 (c,d)	6.5031	12/25/2036	43,132
578,181	Fannie Mae REMICS 2006-126 CS 1 Month LIBOR + 6.70 (c,d)	6.5031	1/25/2037	85,915
332,365	Fannie Mae REMICS 2009-41 ZA (d)	4.5000	6/25/2039	341,992
292,645	Fannie Mae REMICS 2009-98 DZ (d)	4.5000	12/25/2039	300,230
477,693	Fannie Mae REMICS 2010-76 ZK (d)	4.5000	7/25/2040	493,155
325,551	Fannie Mae REMICS 2010-115 SE 1 Month LIBOR + 6.00 (c,d)	5.8031	10/25/2040	48,482
172,404	Fannie Mae REMICS 2010-134 CS 1 Month LIBOR + 6.68 (c,d)	6.4831	12/25/2025	14,575
172,404	Fannie Mae REMICS 2010-134 SE 1 Month LIBOR + 6.65 (c,d)	6.4531	12/25/2025	14,641
297,319	Fannie Mae REMICS 2010-142 SC 1 Month LIBOR + 6.60 (c,d)	6.4031	12/25/2040	51,715
285,725	Fannie Mae REMICS 2011-18 UZ (d)	4.0000	3/25/2041	298,397
416,470	Fannie Mae REMICS 2011-74 KL (d)	5.0000	6/25/2040	432,340
695,649	Fannie Mae REMICS 2011-93 ES 1 Month LIBOR + 6.50 (c,d)	6.3031	9/25/2041	98,740
557,849	Fannie Mae REMICS 2011-111 EZ (d)	5.0000	11/25/2041	601,965
993,422	Fannie Mae REMICS 2012-3 DS 1 Month LIBOR + 5.95 (c,d)	5.7531	2/25/2042	121,692

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Principal Amount
($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 25.8%
	U.S. GOVERNMENT AGENCY - 5.3% (Continued)
$1,283,506	Fannie Mae REMICS 2012-15 PZ (d)	4.0000	3/25/2042	$1,337,413
3,095,156	Fannie Mae REMICS 2012-20 SA 1 Month LIBOR + 6.45 (c,d)	4.4903	3/25/2042	453,898
1,381,718	Fannie Mae REMICS 2012-103 ZP (d)	3.0000	9/25/2042	1,223,601
1,361,869	Fannie Mae REMICS 2013-74 YS 1 Month LIBOR + 6.00 (c,d)	3.0605	7/25/2043	1,088,256
601,482	Fannie Mae REMICS 2013-122 DS 1 Month LIBOR + 5.40 (c,d)	3.0484	7/25/2043	465,104
1,025,765	Fannie Mae REMICS 2014-73 PS 1 Month LIBOR + 6.20 (c,d)	6.0031	11/25/2044	160,095
1,659,101	Fannie Mae REMICS 2015-95 AP (d)	3.0000	8/25/2042	1,624,343
2,107,667	Fannie Mae REMICS 2016-73 DZ (d) **	3.0000	10/25/2046	1,910,715
873,149	Fannie Mae REMICS 2016-81 PA (d)	3.0000	2/25/2044	857,073
982,901	Fannie Mae REMICS 2018-21 PO (d) **	—	4/24/2048	773,635
995,137	Fannie Mae REMICS 2018-36 A (d)	3.0000	6/25/2048	964,533
89,000	Fannie Mae-Aces 2016-M3 A2	2.7020	2/25/2026	85,145
67,000	Freddie Mac Multifamily Structured Pass Through Certificates K050 A2 (c,d)	3.3340	8/25/2025	67,444
87,000	Freddie Mac Multifamily Structured Pass Through Certificates K053 A2 (d)	2.9950	12/25/2025	85,580
10,502,461	Freddie Mac Multifamily Structured Pass Through Certificates K722 X1 (c,d)	1.3101	3/25/2023	522,103
970,610	Freddie Mac REMICS 4768 DA (d)	3.5000	2/15/2044	980,923
252,529	Freddie Mac REMICS 2663 ZP (d)	5.0000	8/15/2033	268,295
115,178	Freddie Mac REMICS 2909 Z (d)	5.0000	12/15/2034	122,477
233,734	Freddie Mac REMICS 3257 SI 1 Month LIBOR + 6.32 (c,d)	6.1243	12/15/2036	31,073
926,912	Freddie Mac REMICS 3404 SA 1 Month LIBOR + 6.00 (c,d)	5.8043	1/15/2038	118,480
850,199	Freddie Mac REMICS 3753 SB 1 Month LIBOR + 6.00 (c,d)	5.8043	11/15/2040	130,407
185,732	Freddie Mac REMICS 3770 SP 1 Month LIBOR + 6.50 (c,d)	6.3043	11/15/2040	14,540
903,021	Freddie Mac REMICS 3792 SE 1 Month LIBOR + 9.86 (c,d)	5.7135	1/15/2041	886,911
84,701	Freddie Mac REMICS 3818 JA (d)	4.5000	1/15/2040	85,313
524,313	Freddie Mac REMICS 3926 FS 1 Month LIBOR + 6.58 (c,d)	6.3843	9/15/2041	99,019
466,350	Freddie Mac REMICS 3957 DZ (d)	3.5000	11/15/2041	459,197
413,622	Freddie Mac REMICS 3957 HZ (d)	4.0000	11/15/2041	429,395
981,744	Freddie Mac REMICS 3984 DS 1 Month LIBOR + 5.95 (c,d)	5.7543	1/15/2042	137,489
1,287,770	Freddie Mac REMICS 3998 AZ (d)	4.0000	2/15/2042	1,332,878
2,208,685	Freddie Mac REMICS 4089 SH 1 Month LIBOR + 6.00 (c,d)	3.9268	8/15/2042	295,149
512,351	Freddie Mac REMICS 4229 MS 1 Month LIBOR + 7.70 (c,d)	4.0718	7/15/2043	445,798
2,951,430	Freddie Mac REMICS 4255 GS 1 Month LIBOR + 6.15 (c,d)	5.9543	9/15/2043	452,114
674,125	Freddie Mac REMICS 4291 MS 1 Month LIBOR + 5.90 (c,d)	5.7043	1/15/2054	96,001
2,082,213	Freddie Mac REMICS 4314 MS 1 Month LIBOR + 6.10 (c,d)	5.9043	7/15/2043	237,859
1,116,127	Freddie Mac REMICS 4391 MA (d)	3.0000	7/15/2040	1,102,458
2,000,000	Freddie Mac REMICS 4435 SA + 1 Month LIBOR 9.90 (c,d)	5.7535	1/15/2041	2,054,435
5,588,608	Freddie Mac REMICS 4440 ZD (d)	2.5000	2/15/2045	4,769,070
952,172	Freddie Mac REMICS 4734 A (d)	3.0000	7/15/2042	941,903
1,942,148	Government National Mortgage Association 2010-35 DS 1 Month LIBOR + 5.68 (c,d)	5.4858	3/20/2040	220,933
3,019,599	Government National Mortgage Association 2010-121 SE 1 Month LIBOR + 6.00 (c,d)	5.8058	9/20/2040	411,289
1,759,420	Government National Mortgage Association 2011-69 SC 1 Month LIBOR + 5.38 (c,d)	5.1858	5/20/2041	195,364
1,724,466	Government National Mortgage Association 2013-102 BS 1 Month LIBOR + 6.15 (c,d)	5.9558	3/20/2043	216,032
2,305,910	Government National Mortgage Association 2013-119 TZ (d)	3.0000	8/20/2043	2,135,590
186,580	Government National Mortgage Association 2013-120 GS 1 Month LIBOR + 5.40 (c,d)	2.8995	8/20/2043	139,699
405,811	Government National Mortgage Association 2013-148 DS 1 Month LIBOR + 5.68 (c,d)	5.4810	10/16/2043	49,006
1,679,628	Government National Mortgage Association 2013-186 SG 1 Month LIBOR + 6.25 (c,d)	6.0510	2/16/2043	221,098
1,114,404	Government National Mortgage Association 2013-188 MS 1 Month LIBOR + 5.55 (c,d)	5.3510	12/16/2043	141,086
2,098,378	Government National Mortgage Association 2014-5 SA 1 Month LIBOR + 5.55 (c,d)	5.3558	1/20/2044	266,931
2,513,776	Government National Mortgage Association 2014-58 SG 1 Month LIBOR + 5.60 (c,d)	5.4010	4/16/2044	289,024
2,124,851	Government National Mortgage Association 2014-76 SA 1 Month LIBOR + 5.60 (c,d)	5.4058	1/20/2040	266,800
907,417	Government National Mortgage Association 2014-95 CS 1 Month LIBOR + 6.25 (c,d)	6.0510	6/16/2044	118,174
1,943,533	Government National Mortgage Association 2014-145 CS 1 Month LIBOR + 5.60 (c,d)	5.4010	5/16/2044	268,346
1,181,036	Government National Mortgage Association 2014-156 PS 1 Month LIBOR + 6.25 (c,d)	6.0558	10/20/2044	162,620
				35,364,666
	WHOLE LOAN COLLATERAL - 10.5%
445,261	Adjustable Rate Mortgage Trust 2005-2 6M2 1 Month LIBOR + 0.98 (c)	2.9397	6/25/2035	432,799
966,547	Alternative Loan Trust 2006-14CB A8	6.0000	6/25/2036	807,804
1,691,564	Alternative Loan Trust 2006-41CB 1A9	6.0000	1/25/2037	1,449,662
1,661,359	Alternative Loan Trust 2006-41CB 2A15	5.7500	1/25/2037	1,409,105
2,602,667	Alternative Loan Trust 2007-22 2A16	6.5000	9/25/2037	1,827,156
359,418	Alternative Loan Trust 2007-J2 2A1	6.0000	7/25/2037	348,945
2,325,194	American Home Mortgage Investment Trust 2006-1 2A1 1 Month LIBOR + 1.75 (c)	4.2169	12/25/2035	1,102,597
972,622	Arroyo Mortgage Trust 2018-1 A3 (b,c)	4.2180	4/25/2048	979,458
4,500,000	Bank of America Funding 2005-B 3M1 Trust 1 Month LIBOR + 0.68 (c)	2.7587	4/20/2035	4,404,672
272,435	Bank of America Funding 2006-3A1 Trust	5.7500	3/25/2036	278,369
1,201,206	Bank of America Funding 2007-1 Trust TA3B (e)	5.9426	1/25/2037	1,102,460
446,963	Bank of America Mortgage 2007-1 Trust 2A17	6.0000	1/25/2037	417,654
1,888,159	BCAP LLC 2010-RR6 Trust 1716 (b,c)	5.9999	7/26/2036	1,452,368
82,137	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A	5.0000	5/25/2034	81,987
335,309	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1 (c)	3.5851	2/20/2035	338,742

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Principal Amount
($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 25.8%
	WHOLE LOAN COLLATERAL - 10.5% (Continued)
$482,539	CHL Mortgage Pass-Through Trust 2007-5 A51	5.7500	5/25/2037	$415,110
2,393,426	CHL Mortgage Pass-Through Trust 2007-8 1A24	6.0000	1/25/2038	1,968,036
514,714	CHL Mortgage Pass-Through Trust 2007-12 A9	5.7500	8/25/2037	465,420
2,000,000	CIM Trust 2016-2RR B2 (b,c)	7.8468	2/27/2056	1,954,501
2,000,000	CIM Trust 2016-3RR B2 (b,c)	8.1330	2/27/2056	1,943,773
2,720,098	CIM Trust 2017-8 A1 (b,c)	3.0000	12/25/2065	2,674,196
1,885	Citicorp Mortgage Securities Trust Series 2007-2 3A1	5.5000	2/25/2037	1,882
1,318,497	Citigroup Mortgage Loan Trust 2011-12 1A2 (b,c)	3.6698	4/25/2036	1,128,170
162,152	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1	5.5000	1/25/2022	161,890
1,094,564	Civic Mortgage LLC 2018-1 A1 (b,e)	3.8915	6/25/2022	1,094,310
2,414,688	COLT 2018-1 Mortgage Loan Trust A1 (b,c)	2.9300	2/25/2048	2,403,556
765,789	Credit Suisse First Boston Mortgage Securities Corp. 2002-AR28 2A1 (c)	3.6203	11/25/2032	756,189
162,778	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3	5.2500	9/25/2035	149,100
939,160	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 5A12	5.5000	10/25/2035	837,370
231,205	CSMC Mortgage-Backed Trust 2006-7 1A3	5.0000	8/25/2036	199,117
363,531	CSMC Mortgage-Backed Trust 2006-9 2A1	5.5000	11/25/2036	328,281
405,492	CSMC Mortgage-Backed Trust 2007-1 5A14	6.0000	2/25/2037	356,589
300,338	CSMC Series 2010-4R 3A17 (b,c)	6.0000	6/26/2037	284,294
806,547	CSMC Series 2011-5R 6A9 (b,c)	3.5817	11/27/2037	814,609
1,000,000	CSMC Series 2011-12R 3A5 (b,c)	3.3550	7/27/2036	964,461
195,856	CSMC Trust 2013-3R 1A1 (b,c)	3.0271	4/27/2035	193,451
856,637	Ellington Financial Mortgage Trust 2017-1 A1 (b,c)	2.6870	10/25/2047	846,355
856,637	Ellington Financial Mortgage Trust 2017-1 A2 (b,c)	2.7390	10/25/2047	844,213
642,478	Ellington Financial Mortgage Trust 2017-1 A3 (b,c)	2.8410	10/25/2047	632,234
213,609	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (c)	3.7577	5/25/2035	176,866
5,802	GSR Mortgage Loan Trust 2004-2F 14A1	5.5000	9/25/2019	5,821
364,747	GSR Mortgage Loan Trust 2005-AR7 3A1 (c)	3.7402	11/25/2035	349,662
829,609	GSR Mortgage Loan Trust 2006-AR1 3A1 (c)	3.8017	1/25/2036	808,809
505,730	GSR Mortgage Loan Trust 2007-1F 2A2	5.5000	1/25/2037	595,030
274,130	HomeBanc Mortgage Trust 2005-3 A1 1 Month LIBOR + 0.24 (c)	2.1997	7/25/2035	272,224
1,869,222	HSI Asset Loan Obligation Trust 2007-AR1 (c)	3.6415	1/25/2037	1,607,906
1,615,804	IndyMac IMSC Mortgage Loan Trust 2007-F2 1A4	6.0000	7/25/2037	1,482,554
28,220	JP Morgan Mortgage Trust 2007-S1 1A1	5.0000	3/25/2022	27,234
906,760	JP Morgan Mortgage Trust 2007-S2 1A11	6.0000	6/25/2037	749,765
2,529,925	JP Morgan Mortgage Trust 2007-S2 1A15	6.7500	6/25/2037	2,194,388
1,027,107	Lehman Mortgage Trust 2005-1 2A4	5.5000	11/25/2035	995,824
447,453	Lehman Mortgage Trust 2006-1 1A3	5.5000	2/25/2036	384,770
402,191	Lehman Mortgage Trust 2006-2 2A3	5.7500	4/25/2036	408,880
326,727	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (c)	3.7105	4/25/2036	298,402
646,775	Merrill Lynch Mortgage Investors Trust Series 2006-AF2	6.2500	10/25/2036	536,176
3,067	Morgan Stanley Mortgage Loan Trust 2004-1 1A1	5.0000	11/25/2018	3,322
780,106	Morgan Stanley Mortgage Loan Trust 2005-9AR 2A (c)	3.7817	12/25/2035	739,990
197,221	Morgan Stanley Mortgage Loan Trust 2006-7 3A (c)	5.0414	6/25/2036	171,692
1,055,453	Morgan Stanley Mortgage Loan Trust 2007-12 3A4	6.2500	8/25/2037	874,428
423,745	Morgan Stanley Reremic Trust 2012-R3 2A 1 Month LIBOR + 0.23 (b,c)	2.1271	2/26/2037	418,346
1,296,552	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 11A1A (e)	5.9950	3/25/2047	1,168,292
14,379	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (c)	5.6750	12/25/2035	14,554
224,933	PHH Alternative Mortgage Trust Series 2007-2 3A1	6.0000	5/25/2037	202,521
330,217	RALI Series 2006-QA1 1A21 Trust (c)	4.4978	1/25/2036	284,036
1,148,094	RALI Series 2006-QO10 Trust A1 1 Month LIBOR + 0.16 (c)	2.1197	1/25/2037	1,083,297
293,607	RALI Series 2006-QS10 Trust A9	6.5000	8/25/2036	273,288
539,480	RALI Series 2006-QS12 2A3 Trust	6.0000	9/25/2036	511,718
1,705,161	RALI Series 2007-QH5 AI1 Trust 1 Month LIBOR + 0.21 (c)	2.1697	6/25/2037	1,493,154
393,425	RALI Series 2007-QS6 A6 Trust	6.2500	4/25/2037	365,620
617,193	Residential Asset Securitization Trust 2004-A9	5.7500	12/25/2034	626,378
415,752	Residential Asset Securitization Trust 2006-A2 A3	6.0000	1/25/2046	308,628
251,652	Residential Asset Securitization Trust 2006-A6 2A11	6.0000	7/25/2036	215,978
409,259	Residential Asset Securitization Trust 2006-A11 1A4	6.2500	10/25/2036	386,411
591,345	Residential Asset Securitization Trust 2007-A1 A8	6.0000	3/25/2037	393,595
430,137	Residential Asset Securitization Trust 2007-A3 1A1 1 Month LIBOR + 0.45 (c)	2.4097	4/25/2037	239,251
56,105	Residential Asset Securitization Trust 2007-A3 1A2 1 Month LIBOR + 46.38 (c)	31.3590	4/25/2037	99,885
1,962	RFMSI Series 2003-S16 Trust A1	4.7500	9/25/2018	1,958
210,086	RFMSI Series 2006-S3 Trust A7	5.5000	3/25/2036	200,610
332,125	RFMSI Series 2006-S7 Trust A3	6.2500	8/25/2036	316,933
131,251	RFMSI Series 2006-S7 Trust A7	6.2500	8/25/2036	125,247
1,303,431	RFMSI Series 2006-S12 Trust 2A6	6.0000	12/25/2036	1,260,685
589,398	RFMSI Series 2007-S1 A5 Trust	6.0000	1/25/2037	562,705
213,975	RFMSI Series 2007-S2 A4 Trust	6.0000	2/25/2037	201,045
535,416	RFMSI Series 2007-S6 Trust 1A11	6.0000	6/25/2037	505,475
1,269,464	Sequoia Mortgage Trust 2013-1 2A1 (c)	1.8550	2/25/2043	1,143,166

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Principal Amount
($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 25.8%
	WHOLE LOAN COLLATERAL - 10.5% (Continued)
$30,571	Structured Asset Securities Corp Mortgage Pass-through Certificates 2004-11XS 2A2 (e)	5.4000	6/25/2034	$46,570
2,606,426	Verus Securitization Trust 2018-1 A1 (b,c)	2.9290	2/25/2048	2,584,632
593,539	WaMu Mortgage Pass-Through Certificates Series 2005-AR14 Trust 2A1 (c)	3.4815	12/25/2035	549,642
1,006,401	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust 2A8	6.0000	11/25/2035	965,614
1,399,052	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust 1A2	6.0000	4/25/2037	1,217,200
537,396	Wells Fargo Alternative Loan 2007-PA3 Trust 1A4	5.7500	7/25/2037	500,605
240,164	Wells Fargo Mortgage Backed Securities 2006-2 Trust 3A1	5.7500	3/25/2036	234,360
189,185	Wells Fargo Mortgage Backed Securities 2007-3 Trust 1A4	6.0000	4/25/2037	188,059
153,313	Wells Fargo Mortgage Backed Securities 2007-7 Trust A38	6.0000	6/25/2037	152,710
849,580	Wells Fargo Mortgage Backed Securities 2007-10 Trust 1A5	6.0000	7/25/2037	847,023
80,190	Wells Fargo Mortgage Backed Securities 2007-13 Trust A6	6.0000	9/25/2037	80,309
				70,304,128
	COMMERCIAL MBS - 10.0%
41,561	A10 Term Asset Financing 2016-1 LLC A1 (b)	2.4200	3/15/2035	41,502
511,000	AREIT 2018-CRE1 Trust A 1 Month LIBOR + 0.85 (b,c)	2.9233	2/15/2035	509,727
722,894	Ashford Hospitality Trust 2018-ASHF 1 Month LIBOR + 0.90 (b,c)	2.9733	4/15/2035	722,026
1,229,000	Atrium Hotel Portfolio Trust 2017-ATRM E 1 Month LIBOR + 3.05 (b,c)	5.1233	12/15/2036	1,227,452
780,000	Atrium Hotel Portfolio Trust 2018-ATRM A 1 Month LIBOR + 0.95 (b,c)	2.9320	6/15/2035	779,507
195,000	Atrium Hotel Portfolio Trust 2018-ATRM E 1 Month LIBOR + 3.40 (b,c)	5.3620	6/15/2035	195,000
3,712,488	BANK 2018-BNK10 XA (b)	0.8966	2/15/2061	212,032
101,000	BBCMS 2017-DELC Mortgage Trust C 1 Month LIBOR + 1.20 (b,c)	3.2732	8/15/2036	100,936
115,000	BBCMS 2017-DELC Mortgage Trust D 1 Month LIBOR + 1.70 (b,c)	3.7733	8/15/2036	114,927
240,000	BBCMS 2017-DELC Mortgage Trust E 1 Month LIBOR + 2.50 (b,c)	4.5732	8/15/2036	240,499
230,000	BBCMS 2017-DELC Mortgage Trust F 1 Month LIBOR + 3.50 (b,c)	5.5733	8/15/2036	230,556
598,000	BBCMS 2017-GLKS Mortgage Trust E 1 Month LIBOR + 2.85 (b,c)	4.9232	11/15/2034	598,377
858,000	BBCMS 2018-TALL Mortgage Trust A 1 Month LIBOR + 0.72 (b,c)	2.7952	3/15/2037	856,650
7,832,090	BBCMS Mortgage Trust 2017-C1 XA (b)	1.6854	2/15/2050	759,768
32,734,000	BB-UBS Trust 2012-SHOW XA (b,c)	0.7300	11/5/2036	1,166,587
18,022,000	BB-UBS Trust 2012-SHOW XB (b,c)	0.2780	11/5/2036	201,016
353,000	BSPRT 2017 FL2 Issuer Ltd. A 1 Month LIBOR + 0.82 (b,c)	2.8933	10/1/2034	352,869
124,000	BSPRT 2017 FL2 Issuer Ltd. AS 1 Month LIBOR + 1.10 (b,c)	3.1732	10/1/2034	124,238
124,000	BSPRT 2017 FL2 Issuer Ltd. B 1 Month LIBOR + 1.40 (b,c)	3.4733	10/1/2034	124,000
307,000	BX Commercial Mortgage Trust 2018-BIOA D 1 Month LIBOR + 1.32 (b,c)	3.3943	3/15/2037	305,459
734,000	BX Commercial Mortgage Trust 2018-BIOA E 1 Month LIBOR + 1.95 (b,c)	4.0243	3/15/2037	730,319
207,000	BX Trust 2017-IMC D 1 Month LIBOR + 2.25 (b,c)	4.3233	10/15/2032	207,322
334,000	BX Trust 2017-IMC E 1 Month LIBOR + 3.25 (b,c)	5.3233	10/15/2032	334,834
248,000	BX Trust 2017-SLCT D 1 Month LIBOR + 2.05 (b,c)	4.1232	7/15/2034	248,831
408,000	BX Trust 2017-SLCT E 1 Month LIBOR + 3.15 (b,c)	5.2233	7/15/2034	410,636
1,836,000	BX Trust 2018-BILT A 1 Month LIBOR + 0.80 (b,c)	2.7000	5/15/2030	1,831,973
714,000	BX Trust 2018-GW A 1 Month LIBOR + 0.80 (b,c)	2.7000	5/15/2035	714,267
100,000	BX Trust 2018-GW D 1 Month LIBOR + 1.77 (b,c)	3.6700	5/15/2035	99,937
419,000	BX Trust 2018-MCSF F 1 Month LIBOR + 2.65 (b,c)	4.7198	4/15/2035	414,704
599,000	BXMT 2017-FL1 Ltd. C 1 Month LIBOR + 1.95 (b,c)	4.0232	6/15/2035	600,496
2,428,648	CD 2017-CD3 Mortgage Trust XA (c)	1.1909	2/10/2050	166,765
2,901,054	CD 2017-CD4 Mortgage Trust XA (c)	1.4782	5/10/2050	244,925
6,353,356	CFCRE 2017-C8 XA	1.8346	6/15/2050	657,223
2,302,000	CFCRE 2017-C8 XB	1.1220	6/15/2050	166,649
1,081,000	CFCRE Commercial Mortgage Trust 2018-TAN B (b)	4.6900	2/15/2033	1,099,426
1,081,000	CFCRE Commercial Mortgage Trust 2018-TAN C (b)	5.2948	2/15/2033	1,101,836
649,000	CFCRE Commercial Mortgage Trust 2018-TAN D (b)	6.0994	2/15/2033	666,887
725,000	CGGS Commercial Mortgage Trust 2018-WSS D 1 Month LIBOR + 2.30 (b,c)	4.3733	2/15/2037	726,322
391,000	CHT 2017-COSMO Mortgage Trust E 1 Month LIBOR + 3.00 (b,c)	5.0732	11/15/2036	393,805
209,000	CHT 2017-COSMO Mortgage Trust F 1 Month LIBOR + 3.74 (b,c)	5.8145	11/15/2036	210,888
108,000	Citigroup Commercial Mortgage Trust	2.9020	7/10/2026	102,402
90,000	Citigroup Commercial Mortgage Trust	3.7200	11/10/2026	90,138
1,072,010	Citigroup Commercial Mortgage Trust	1.6899	10/10/2049	94,207
184,258	Citigroup Commercial Mortgage Trust 2008-C7 AM (c)	6.3373	12/10/2049	183,901
688,704	Citigroup Commercial Mortgage Trust 2012-GC8 XA (b,c)	1.9696	9/10/2045	39,879
7,606,426	Citigroup Commercial Mortgage Trust 2014-GC21 XA (c)	1.3793	5/10/2047	402,809
4,532,222	Citigroup Commercial Mortgage Trust 2014-GC25 XA (c)	1.1757	10/10/2047	235,483
120,600	Citigroup Commercial Mortgage Trust 2015-GC27 D (b,c)	4.5770	2/10/2048	103,964
1,033,200	Citigroup Commercial Mortgage Trust 2015-GC35 XA (c)	1.0312	11/10/2048	45,560
118,000	Citigroup Commercial Mortgage Trust 2016-GC36 D (b)	2.8500	2/10/2049	90,272
2,001,550	Citigroup Commercial Mortgage Trust 2016-GC36 XA (c)	1.4817	2/10/2049	151,597
4,657,347	Citigroup Commercial Mortgage Trust 2016-P3 XA (c)	1.8683	4/15/2049	445,684
737,690	Citigroup Commercial Mortgage Trust 2016-P4 XA (c)	2.1590	7/10/2049	85,477
116,000	Citigroup Commercial Mortgage Trust 2016-SMPL D (b)	3.5200	9/10/2031	113,971
150,000	Citigroup Commercial Mortgage Trust 2018-C5 C (c)	4.7210	6/10/2051	152,618
796,000	Citigroup Commercial Mortgage Trust 2018-TBR D 1 Month LIBOR + 1.80 (b,c)	3.8733	12/15/2019	799,226
414,000	CLNS Trust 2017-IKPR D 1 Month LIBOR + 2.05 (b,c)	4.0964	6/11/2032	415,193

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Principal Amount
($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 25.8%
	COMMERCIAL MBS - 10.0% (Continued)
$414,000	CLNS Trust 2017-IKPR E 1 Month LIBOR + 3.50 (b,c)	5.5464	6/11/2032	$415,830
38,000	CLNS Trust 2017-IKPR F 1 Month LIBOR + 4.50 (b,c)	6.5464	6/11/2032	38,262
338,000	Cold Storage Trust 2017-ICE3 A 1 Month LIBOR + 1.00 (b,c)	3.0733	4/15/2024	339,264
412,000	Cold Storage Trust 2017-ICE3 C 1 Month LIBOR + 1.35 (b,c)	3.4233	4/15/2024	413,287
152,000	COMM 2012-CR4 D	4.7263	11/15/2022	77,677
812,535	COMM 2012-CCRE3 Mortgage Trust XA (c)	2.0686	10/15/2045	53,135
796,519	COMM 2012-LC4 Mortgage XA Trust (b,c)	2.3825	12/10/2044	45,223
9,392,118	COMM 2013-CCRE12 Mortgage Trust XA (c)	1.4340	10/10/2046	416,396
100,000	COMM 2014-CCRE20 Mortgage Trust C (c)	4.6576	11/10/2047	98,943
563,625	COMM 2014-UBS4 E Mortgage Trust (b)	3.7500	8/10/2047	375,842
644,150	COMM 2014-UBS4 F Mortgage Trust (b)	3.7500	8/10/2047	401,002
1,207,795	COMM 2014-UBS4 G Mortgage Trust (b)	3.7500	8/10/2047	396,030
5	COMM 2014-UBS4 V Mortgage Trust (b,c)	0.0010	8/10/2047	—
21,145,950	COMM 2015-CCRE22 Mortgage Trust XA (c)	1.1190	3/10/2048	911,484
979,961	COMM 2016-DC2 XA Mortgage Trust (c)	1.2051	10/10/2025	58,629
53,000	COMM 2016-DC2 Mortgage Trust C (c)	4.7960	2/10/2049	51,415
111,000	COMM 2016-GCT Mortgage E Trust (b,c)	3.5768	8/10/2021	106,659
7,558	COMM 2017-COR2 XA Mortgage Trust (c)	1.1860	9/10/2050	648
7,900,868	Commercial Mortgage Trust	1.5518	1/10/2023	410,056
88,000	Commercial Mortgage Pass Through Certificates C (c)	4.6470	2/10/2049	89,113
211,737	Commercial Mortgage Trust 2006-GG7 AM (c)	6.0208	7/10/2038	211,771
82,406	Credit Suisse Commercial Mortgage Trust Series 2008-C1 AM (b,c)	6.1704	2/15/2041	82,002
213,000	Credit Suisse Mortgage Trust	3.4233	2/15/2031	213,776
102,000	Credit Suisse Mortgage Trust	3.7733	2/15/2031	102,180
2,031,969	Credit Suisse Mortgage Trust	4.5000	3/25/2021	2,045,365
221,000	Credit Suisse Mortgage Trust	4.5732	2/15/2031	221,805
1,947,977	CSAIL 2015-C1 Commercial Mortgage Trust XA (c)	0.9510	4/15/2050	86,957
7,949,973	CSAIL 2017-C8 Commercial Mortgage Trust XA (c)	1.4031	6/15/2050	588,894
10,039,058	CSAIL 2017-CX9 Commercial Mortgage Trust XA (c)	1.0379	9/15/2050	477,608
10,555,259	CSAIL 2017-CX10 Commercial Mortgage Trust XA (c)	0.8669	11/15/2050	553,355
623,000	CSMC Trust 2017-CHOP D 1 Month LIBOR + 1.90 (b,c)	3.9733	7/15/2032	624,181
57,000	CSMC Trust 2017-CHOP E 1 Month LIBOR + 3.30 (b,c)	5.3732	7/15/2032	57,271
171,000	CSMC Trust 2017-LSTK C (b)	3.2294	4/5/2033	169,254
204,000	CSMC Trust 2017-LSTK D (b,c)	3.4415	4/5/2033	199,959
269,240	GE Commercial Mortgage Corp. Series 2007-C1 Trust AM (c)	5.6060	12/10/2049	267,208
776,000	GPMT 2018-FL1 Ltd. A 1 Month LIBOR + 0.90 (b,c)	2.9849	12/19/2035	774,546
160,000	Great Wolf Trust 2017 D 1 Month LIBOR + 2.10 (b,c)	4.3233	9/15/2034	160,400
249,000	Great Wolf Trust 2017 E 1 Month LIBOR + 3.10 (b,c)	5.3233	9/15/2034	249,934
132,000	Great Wolf Trust 2017 F 1 Month LIBOR + 4.07 (b,c)	6.2933	9/15/2034	132,495
255,000	GS Mortgage Securities Corp. Trust 2017-500K E 1 Month LIBOR + 1.50 (b,c)	3.5732	7/15/2032	254,920
175,000	GS Mortgage Securities Corp. Trust 2017-500K F 1 Month LIBOR + 1.80 (b,c)	3.8733	7/15/2032	175,000
111,000	GS Mortgage Securities Corp. Trust 2017-500K G 1 Month LIBOR + 2.50 (b,c)	4.5732	7/15/2032	111,035
58,862	GS Mortgage Securities Trust 2013-GCJ14 A2	2.9950	8/10/2046	58,824
140,000	GS Mortgage Securities Trust 2014-GC26 D (b,c)	4.6593	11/10/2047	119,559
8,125,227	GS Mortgage Securities Trust 2015-GC28 XA (c)	1.2691	2/10/2048	385,079
1,374,212	GS Mortgage Securities Trust 2015-GS1 XA (c)	0.9626	11/10/2048	65,876
117,000	GS Mortgage Securities Trust 2017-GS8 C (c)	4.3376	11/10/2050	115,257
511,000	Hilton Orlando Trust 2018-ORL B 1 Month LIBOR + 1.05 (b,c)	3.1232	12/15/2034	510,515
654,600	Invitation Homes Trust	3.3474	8/17/2032	655,414
2,000,000	Jamestown CLO Ltd.	3.8587	10/20/2028	2,004,278
414,835	JP Morgan Chase Commercial Mortgage Securities Trust	4.2233	10/15/2022	415,511
968,000	JP Morgan Chase Commercial Mortgage Securities Trust	4.3470	12/27/2018	962,828
233,959	JP Morgan Chase Commercial Mortgage Securities Trust	4.8233	10/15/2022	234,422
30,961	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (c)	0.4197	5/15/2045	48
211,130	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM	5.3720	5/15/2047	212,420
638,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AMS	5.3370	5/15/2047	641,781
298,801	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 AM (c)	5.9526	2/15/2051	298,216
286,733	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (c)	5.4660	6/12/2047	286,444
124,063	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 AM (c)	5.4640	1/15/2049	124,373
157,567	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM (c)	6.1596	6/5/2049	159,998
667,717	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (c)	1.5828	5/15/2045	33,671
1,676,227	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (c)	1.8209	10/15/2045	99,978
594,192	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (c)	1.6533	6/15/2045	24,665
108,300	JP Morgan Chase Commercial Mortgage Securities Trust 2014-DSTY A (b)	3.4289	6/10/2027	108,143
34,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B	3.4595	8/15/2049	32,497
26,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 C (c)	3.9441	8/15/2049	24,871
389,418	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 XA (c)	2.0021	8/15/2049	44,596
119,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI E (b,c)	4.1426	10/5/2031	115,866
167,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI C 1 Month LIBOR + 1.25 (b,c)	3.2964	7/15/2034	167,051
156,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI D 1 Month LIBOR + 1.95 (b,c)	3.9964	7/15/2034	156,341

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Principal Amount
($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 25.8%
	COMMERCIAL MBS - 10.0% (Continued)
$139,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI E 1 Month LIBOR + 2.95 (b,c)	4.9964	7/15/2034	$139,348
194,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI F 1 Month LIBOR + 3.75 (b,c)	5.7964	7/15/2034	194,485
1,064,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 A 1 Month LIBOR + 0.80 (b,c)	2.8733	2/15/2035	1,062,326
1,109,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 B 1 Month LIBOR + 1.10 (b,c)	3.1732	2/15/2035	1,107,604
144,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 C 1 Month LIBOR + 1.30 (b,c)	3.3733	2/15/2035	143,864
233,000	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 D 1 Month LIBOR + 2.05 (b,c)	4.1232	2/15/2035	232,927
784,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ A 1 Month LIBOR + 1.00 (b,c)	3.0000	6/15/2032	785,120
127,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ C 1 Month LIBOR + 1.60 (b,c)	3.6000	6/15/2032	127,333
127,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ D 1 Month LIBOR + 2.10 (b,c)	4.1000	6/15/2032	127,324
1,769,149	JPMBB Commercial Mortgage Securities Trust 2014-C21 XA (c)	1.1906	8/15/2047	85,477
9,692,517	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (c)	0.9905	11/15/2047	405,650
115,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 C (c)	4.4266	1/15/2048	112,955
910,483	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA (c)	1.1628	1/15/2048	39,602
127,500	JPMBB Commercial Mortgage Securities Trust 2015-C27 D (b,c)	3.8451	2/15/2048	107,574
105,000	JPMBB Commercial Mortgage Securities Trust 2015-C32 C (c)	4.8173	11/15/2048	104,608
87,000	JPMBB Commercial Mortgage Securities Trust 2015-C33 C (c)	4.7719	12/15/2048	87,178
86,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 C (c)	4.9049	3/15/2049	86,828
13,233,926	JPMDB Commercial Mortgage Securities Trust 2017-C5 XA (c)	1.1737	3/15/2050	858,298
143,706	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (b,c)	0.6823	11/15/2038	69
119,755	LB-UBS Commercial Mortgage Trust 2006-C7 XW (b,c)	0.6823	11/15/2038	58
542,000	LCCM Mortgage Trust 2014-PKMD MRC (b,c)	2.9520	11/14/2027	536,575
789,000	Loancore 2018-CRE1 Issuer	3.4706	5/15/2028	792,476
19,927	Merrill Lynch Mortgage Trust 2006-C1 AJ (c)	5.8618	5/12/2039	20,114
80,324	Merrill Lynch Mortgage Trust 2007-C1 AM (c)	5.9862	6/12/2050	80,163
691,802	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (b,c)	1.5245	8/15/2045	32,366
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C (c)	4.4893	10/15/2047	120,662
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 C	4.0000	12/15/2047	118,527
72,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 C (c)	4.6798	10/15/2048	73,079
105,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D (b)	3.0600	11/15/2048	84,057
91,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 C (c)	4.9098	4/15/2049	92,202
94,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 A4	3.7200	12/15/2049	93,828
16,132,500	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XB (c)	0.2705	11/15/2052	259,790
336,691	Morgan Stanley Capital I Trust 2011-C1 XA (b,c)	0.4261	9/15/2047	2,580
970,402	Morgan Stanley Capital I Trust 2016-UB11 XA (c)	1.7935	8/15/2049	88,104
165,000	Morgan Stanley Capital I Trust 2017-ASHF D 1 Month LIBOR + 2.20 (b,c)	4.2733	11/15/2034	164,933
247,000	Morgan Stanley Capital I Trust 2017-ASHF E 1 Month LIBOR + 3.15 (b,c)	5.2233	11/15/2034	246,900
187,000	Morgan Stanley Capital I Trust 2017-ASHF F 1 Month LIBOR + 4.35 (b,c)	6.4232	11/15/2034	186,925
569,000	Morgan Stanley Capital I Trust 2017-CLS E 1 Month LIBOR + 1.95 (b,c)	4.0232	11/15/2034	569,179
632,000	Morgan Stanley Capital I Trust 2017-CLS F 1 Month LIBOR + 2.60 (b,c)	4.6733	11/15/2034	632,199
99,800	MSCCG 2016-SNR C	5.2050	11/13/2021	99,393
884,000	Natixis Commercial Mortgage Securities Trust 2018-FL1 A 1 Month LIBOR + 0.95 (b,c)	2.8690	6/15/2035	886,210
100,000	Natixis Commercial Mortgage Securities Trust 2018-FL1 C 1 Month LIBOR + 2.20 (b,c)	4.1190	6/15/2035	100,008
26,877	PFP 2017-3 Ltd. A 1 Month LIBOR + 1.05 (b,c)	3.1232	1/14/2035	26,892
34,000	PFP 2017-3 Ltd. AS 1 Month LIBOR + 1.30 (b,c)	3.3733	1/14/2035	34,046
20,000	PFP 2017-3 Ltd. B 1 Month LIBOR + 1.75 (b,c)	3.8233	11/14/2035	20,043
21,000	PFP 2017-3 Ltd. C 1 Month LIBOR + 2.50 (b,c)	4.5732	1/14/2035	21,077
88,241	RAIT 2017-FL7 Trust A 1 Month LIBOR + 0.95 (b,c)	3.0233	6/15/2037	88,399
25,000	RAIT 2017-FL7 Trust AS 1 Month LIBOR + 1.30 (b,c)	3.3733	6/15/2037	25,038
283,000	Rosslyn Portfolio Trust 2017-ROSS A 1 Month LIBOR + 0.95 (b,c)	3.0233	6/15/2033	283,093
283,000	Rosslyn Portfolio Trust 2017-ROSS B 1 Month LIBOR + 1.25 (b,c)	3.3233	6/15/2033	283,095
757,441	SG Commercial Mortgage Securities Trust 2016-C5 XA (c)	2.1708	10/10/2048	82,443
427,382	Sofi Consumer Loan Program	3.0500	12/26/2025	426,048
116,982	Tharaldson Hotel Portfolio Trust 2018-THPT E 1 Month LIBOR + 3.18 (b,c)	5.2264	11/11/2034	117,092
759,000	TPG Real Estate Finance 2018-FL-1 Issuer LTD A 1 Month LIBOR + 0.75 (b,c)	2.8232	2/15/2035	757,109
1,443,000	TPG Real Estate Finance 2018-FL-1 Issuer LTD AS 1 Month LIBOR + 0.95 (b,c)	3.0233	2/15/2035	1,439,400
608,000	TPG Real Estate Finance 2018-FL-1 Issuer LTD B 1 Month LIBOR + 1.30 (b,c)	3.3733	2/15/2035	606,862
4,308,881	UBS Commercial Mortgage Trust 2012-C1 XA (b,c)	2.2583	5/10/2045	273,922
117,000	UBS Commercial Mortgage Trust 2017-C6 C (c)	4.6020	12/15/2050	113,078
11,165,656	UBS Commercial Mortgage Trust 2018-C8 XA (c)	1.0506	2/15/2051	737,822
128,000	UBS Commercial Mortgage Trust 2018-C11 C (c)	5.0613	6/15/2051	128,424
129,000	UBS Commercial Mortgage Trust 2018-C8 C (c)	4.8618	2/15/2051	126,386
1,813,010	UBS Commercial Mortgage Trust 2018-C9 XA (c)	1.0662	3/15/2051	126,741
823,622	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (b,c)	2.1740	8/10/2049	53,246
1,269,822	Velocity Commercial Capital Loan Trust 2016-2 AFX (c)	2.9969	10/25/2046	1,265,473
1,095,194	Velocity Commercial Capital Loan Trust 2017-1 AFX (b,c)	3.0000	5/25/2047	1,083,540
928,931	Velocity Commercial Capital Loan Trust 2017-2 AFX (b,c)	3.0700	11/25/2047	916,651
86,710	Wachovia Bank Commercial Mortgage Trust Series 2006-C26 AM (c)	6.1995	6/15/2045	87,568
416,579	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (c)	5.9524	2/15/2051	427,202
1,043,511	Wells Fargo Commercial Mortgage Trust	1.7920	11/15/2049	94,684
140,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (b)	3.9380	8/15/2050	114,844

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Principal Amount
($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 25.7%
	COMMERCIAL MBS - 10.0% (Continued)
$6,396,548	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (c)	1.2989	2/15/2048	$402,774
75,000	Wells Fargo Commercial Mortgage Trust 2015-C31 C (c)	4.7637	11/15/2048	74,618
1,221,627	Wells Fargo Commercial Mortgage Trust 2015-C31 XA (c)	1.2378	11/15/2048	73,556
1,034,744	Wells Fargo Commercial Mortgage Trust 2015-LC20 XA (c)	1.5155	4/15/2050	64,108
60,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 C (c)	4.6934	9/15/2058	59,042
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS3 C (c)	4.6382	9/15/2057	96,567
4,348,412	Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA (c)	1.9318	8/15/2049	487,162
61,000	Wells Fargo Commercial Mortgage Trust 2016-C32 C (c)	4.7207	1/15/2059	59,834
89,000	Wells Fargo Commercial Mortgage Trust 2016-C34 C (c)	5.1969	6/15/2049	90,637
979,758	Wells Fargo Commercial Mortgage Trust 2016-LC24 XA (c)	1.8733	10/15/2049	99,841
2,599,965	Wells Fargo Commercial Mortgage Trust 2017-RB1 XA (c)	1.4399	3/15/2050	226,021
126,000	Wells Fargo Commercial Mortgage Trust 2018-BXI D 1 Month LIBOR + 1.56 (b,c)	3.6298	12/15/2036	125,436
128,000	Wells Fargo Commercial Mortgage Trust 2018-C45 C	4.7270	6/15/2051	128,115
706,280	WFRBS Commercial Mortgage Trust 2012-C8 XA (b,c)	1.9079	8/15/2045	42,755
800,887	WFRBS Commercial Mortgage Trust 2012-C9 XA (b,c)	2.0761	11/15/2045	53,127
935,109	WFRBS Commercial Mortgage Trust 2014-C21 XA (c)	1.2286	8/15/2047	43,920
				66,937,516
	COMMERCIAL SERVICES - 0.2%
950,516	ENA Norte Trust	4.9500	4/25/2023	954,080
90,000	Garda World Security Corp. (b)	8.7500	5/15/2025	92,025
65,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (b)	9.2500	5/15/2023	69,206
45,000	ServiceMaster Co LLC/(The) (b)	5.1250	11/15/2024	43,650
50,000	Team Health Holdings, Inc. (b)	6.3750	2/1/2025	43,000
				1,201,961
	COSMETICS/PERSONAL CARE - 0.0% *
45,000	Coty, Inc. (b)	6.5000	4/15/2026	43,172

	DIVERSIFIED FINANCIAL SERVICES - 0.5%
965,000	Air Lease Corp.	2.5000	3/1/2021	939,533
160,000	Air Lease Corp.	3.2500	3/1/2025	148,451
150,000	Ally Financial, Inc.	4.1250	3/30/2020	150,188
50,000	ASP AMC Merger Sub, Inc. (b)	8.0000	5/15/2025	41,500
240,000	Discover Financial Services	4.1000	2/9/2027	230,204
150,000	Fondo Mivivienda SA	3.5000	1/31/2023	144,602
500,000	Fondo Mivivienda SA	3.3750	4/2/2019	498,750
82,140	Interoceanica IV Finance Ltd. **	—	11/30/2018	81,062
90,000	NFP Corp. (b)	6.8750	7/15/2025	88,200
1,000,000	SPARC EM SPC Panama Metro Line 2 SP **	—	12/5/2022	894,500
30,000	Springleaf Finance Corp.	7.1250	3/15/2026	29,850
405,000	Synchrony Financial	3.9500	12/1/2027	373,616
				3,620,456
	ELECTRIC - 0.5%
200,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (b)	7.9500	5/11/2026	206,000
25,000	Consolidated Edison, Inc.	2.0000	5/15/2021	24,124
830,000	Consolidated Edison, Inc.	2.0000	3/15/2020	814,737
120,000	Edison International	4.1250	3/15/2028	118,153
191,300	Empresa Electrica Angamos SA	4.8750	5/25/2029	186,401
300,000	Engie Energia Chile SA	5.6250	1/15/2021	310,490
95,000	NextEra Energy Operating Partners LP (b)	4.5000	9/15/2027	88,825
150,000	Pampa Energia SA	7.5000	1/24/2027	135,000
345,000	Southern Co.	1.8500	7/1/2019	341,569
1,200,000	SP PowerAssets Ltd.	2.7000	9/14/2022	1,167,553
				3,392,852
	ELECTRONICS - 0.0% *
250,000	Arrow Electronics, Inc.	3.8750	1/12/2028	234,274

	ENGINEERING & CONSTRUCTION - 0.0% *
300,000	OAS Financial Ltd. 5 Year Treasury 8.19 (b,c,f) **	—	12/31/2049	16,500

	ENTERTAINMENT - 0.1%
95,000	Caesars Resort Collection LLC / CRC Finco, Inc. (b)	5.2500	10/15/2025	89,894
80,000	Eldorado Resorts, Inc.	6.0000	4/1/2025	80,100
70,000	GLP Capital LP / GLP Financing II, Inc.	5.7500	6/1/2028	70,525
				240,519
	ENVIRONMENTAL CONTROL - 0.0% *
50,000	Hulk Finance Corp. (b)	7.0000	6/1/2026	47,875
90,000	Tervita 2018 Escrow Corp. (b)	7.6250	12/1/2021	91,800
				139,675

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Principal Amount
($)		Yield	Maturity	Value
	FOOD - 0.6%
$100,000	B&G Foods, Inc.	5.2500	4/1/2025	$94,250
200,000	ESAL GmbH	6.2500	2/5/2023	186,252
355,000	General Mills, Inc.	2.2000	10/21/2019	350,843
550,000	General Mills, Inc.	3.2000	4/16/2021	547,147
600,000	Grupo Bimbo SAB de CV	4.8750	6/30/2020	616,032
300,000	JBS Investments GmbH	7.7500	10/28/2020	305,250
95,000	JBS USA LLC / JBS USA Finance, Inc. (b)	7.2500	6/1/2021	95,950
5,000	JBS USA LLC / JBS USA Finance, Inc. (b)	7.2500	6/1/2021	5,050
40,000	JBS USA LLC / JBS USA Finance, Inc. (b)	6.7500	2/15/2028	37,788
475,000	Kraft Heinz Foods Co.	2.8000	7/2/2020	471,599
675,000	Kroger Co.	6.1500	1/15/2020	705,113
20,000	Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc. (b)	8.5000	6/1/2026	19,300
300,000	Mondelez International, Inc.	3.0000	5/7/2020	299,359
95,000	Pilgrim’s Pride Corp. (b)	5.7500	3/15/2025	91,200
85,000	Post Holdings, Inc. (b)	5.5000	3/1/2025	82,981
245,000	Smithfield Foods, Inc. (b)	4.2500	2/1/2027	235,750
				4,143,864
	FOREIGN GOVERNMENT - 1.7%
200,000	Argentine Republic Government International Bond	6.8750	1/26/2027	176,000
1,050,000	Chile Government International Bond	2.2500	10/30/2022	999,600
500,000	Chile Government International Bond	3.2500	9/14/2021	499,000
200,000	Costa Rica Government International Bond	9.9950	8/1/2020	217,500
800,000	Dominican Republic International Bond	7.5000	5/6/2021	837,600
200,000	Export-Import Bank of India	2.7500	4/1/2020	196,326
800,000	Export-Import Bank of India	3.1250	7/20/2021	779,600
200,000	Indonesia Government International Bond	3.7000	1/8/2022	197,985
600,000	Indonesia Government International Bond	4.8750	5/5/2021	617,024
200,000	Israel Government International Bond	2.8750	3/16/2026	189,747
900,000	Israel Government International Bond	4.0000	6/30/2022	922,777
50,000	Mexico Government International Bond	4.0000	10/2/2023	50,150
262,000	Mexico Government International Bond	4.1500	3/28/2027	257,939
200,000	Panama Government International Bond	4.0000	9/22/2024	201,500
800,000	Panama Government International Bond	5.2000	1/30/2020	827,000
200,000	Perusahaan Penerbit SBSN Indonesia III (b)	4.1500	3/29/2027	192,750
300,000	Perusahaan Penerbit SBSN Indonesia III	6.1250	3/15/2019	306,225
1,500,000	Philippine Government International Bond	4.0000	1/15/2021	1,516,841
200,000	Philippine Government International Bond	4.2000	1/21/2024	203,991
500,000	Republic of Poland Government International Bond	5.1250	4/21/2021	524,810
1,750,000	Wakala Global Sukuk Bhd	4.6460	7/6/2021	1,809,010
				11,523,375
	HEALTHCARE - PRODUCTS - 0.2%
45,000	Avantor, Inc. (b)	9.0000	10/1/2025	45,347
630,000	Thermo Fisher Scientific, Inc.	3.6000	8/15/2021	633,438
95,000	Universal Hospital Services, Inc.	7.6250	8/15/2020	94,763
360,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	356,510
				1,130,058
	HEALTHCARE - SERVICES - 0.1%
610,000	Anthem, Inc.	2.5000	11/21/2020	599,647
230,000	Anthem, Inc.	2.3000	7/15/2018	229,971
80,000	Centene Corp.	4.7500	1/15/2025	79,600
10,000	Centene Corp. (b)	5.3750	6/1/2026	10,131
20,000	Polaris Intermediate Corp. (b)	8.5000	12/1/2022	20,625
				939,974
	HOUSEWARES - 0.2%
700,000	CK Hutchison International 17 Ltd. (b)	2.8750	4/5/2022	682,255
500,000	CK Hutchison International 17 Ltd.	2.8750	4/5/2022	487,325
				1,169,580
	HOME EQUITY ABS - 1.3%
2,306,667	Accredited Mortgage Loan Trust 2005-4 1 Month LIBOR + 0.32 (c)	2.2797	12/25/2035	2,303,880
212,447	Bayview Financial Acquisition Trust 2007-A 1A5 (e)	6.1010	5/28/2037	217,702
3,034,482	GSAA Home Equity Trust 2006-18 AF6 (e)	5.6816	11/25/2036	1,538,374
200,352	GSAA Home Equity Trust 2007-10 A1A	6.0000	11/25/2037	171,404
3,149,876	Legacy Mortgage Asset Trust 2018-GS1 (e)	4.0000	3/25/2058	3,159,308
1,655,495	Nomura Home Equity Loan Trust Series 2007-1 2A2 1 Month LIBOR + 0.08 (c)	2.0397	2/25/2037	1,405,963
				8,796,631
	HOME FURNISHINGS - 0.0% *
95,000	Tempur Sealy International, Inc.	5.5000	6/15/2026	91,913

	HOUSEHOLD PRODUCTS / WARES - 0.0% *
95,000	Kronos Acquisition Holdings, Inc. (b)	9.0000	8/15/2023	85,500

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Principal Amount
($)		Yield	Maturity	Value
	HOUSEWARES - 0.2%
$77,000	Newell Brands, Inc.	2.6000	3/29/2019	$76,729
905,000	Newell Brands, Inc.	3.1500	4/1/2021	896,602
160,000	Newell Brands, Inc.	5.5000	4/1/2046	155,951
				1,129,282
	INSURANCE - 0.2%
70,000	Alliant Holdings Intermediate LLC (b)	8.2500	8/1/2023	72,266
245,000	Athene Global Funding (b)	3.0000	7/1/2022	237,277
355,000	AXA Equitable Holdings, Inc. (b)	3.9000	4/20/2023	352,203
95,000	Liberty Mutual Group, Inc. (b)	6.5000	5/1/2042	115,979
223,000	Nuveen Finance LLC (b)	2.9500	11/1/2019	222,130
500,000	Prudential Financial, Inc.	7.3750	6/15/2019	520,763
40,000	Wand Merger Corp. (b)	8.1250	7/15/2023	40,650
				1,561,268
	INTERNET - 0.4%
800,000	Alibaba Group Holding Ltd.	3.1250	11/28/2021	792,333
95,000	Match Group, Inc. (b)	5.0000	12/15/2027	88,350
500,000	Tencent Holdings Ltd. + 3 Month LIBOR 0.61 (b)(c)	2.9604	1/19/2023	499,223
200,000	Tencent Holdings Ltd.	3.3750	5/2/2019	200,789
1,000,000	Tencent Holdings Ltd.	2.8750	2/11/2020	995,368
				2,576,063
	INVESTMENT COMPANIES - 0.1%
250,000	Temasek Financial I Ltd.	2.3750	1/23/2023	240,235

	LEISURE TIME - 0.0% *
130,000	Royal Caribbean Cruises Ltd.	3.7000	3/15/2028	120,063
95,000	Viking Cruises Ltd. (b)	5.8750	9/15/2027	89,775
				209,838
	LODGING - 0.0% *
20,000	Boyd Gaming Corp. (b)	6.0000	8/15/2026	19,800
200,000	Gohl Capital Ltd.	4.2500	1/24/2027	189,310
				209,110
	MACHINERY - CONSTRUCTION & MINING - 0.0% *
85,000	BlueLine Rental Finance Corp./ BlueLine Rental LLC (b)	9.2500	3/15/2024	90,432

	MEDIA - 0.1%
45,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (b)	5.7500	2/15/2026	44,213
50,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (b)	5.0000	2/1/2028	45,750
70,000	Cengage Learning, Inc. (b)	9.5000	6/15/2024	58,975
230,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.9080	7/23/2025	232,273
50,000	CSC Holdings LLC	5.2500	6/1/2024	47,250
				428,461
	MINING - 0.1%
200,000	Fresnillo PLC	5.5000	11/13/2023	206,250
200,000	Vedanta Resources PLC	6.1250	8/9/2024	175,784
				382,034
	MULTI - NATIONAL - 0.2%
1,000,000	Banco Latinoamericano de Comercio Exterior SA	3.2500	5/7/2020	987,500

	MUNICIPAL - 0.6%
5,400,000	Commonwealth of Puerto Rico (f)	8.0000	7/1/2035	2,187,000
35,000	Missouri Highway & Transportation Commission	5.0630	5/1/2024	38,063
1,405,000	Puerto Rico Commonwealth Government Employees Retirement System (f)	6.2000	7/1/2040	562,000
2,500,000	Puerto Rico Commonwealth Government Employees Retirement System (f)	6.3000	7/1/2043	1,000,000
50,000	State of California	7.5500	4/1/2039	73,732
				3,860,795
	OIL & GAS - 1.5%
115,000	Andeavor	5.1250	12/15/2026	119,886
900,000	Bharat Petroleum Corp Ltd.	4.6250	10/25/2022	912,267
200,000	Canacol Energy Ltd. (b)	7.2500	5/3/2025	193,000
245,000	Canadian Natural Resources Ltd.	2.9500	1/15/2023	236,377
400,000	CNOOC Finance 2012 Ltd.	3.8750	5/2/2022	402,611
800,000	CNOOC Finance 2015 Australia Pty Ltd.	2.6250	5/5/2020	789,610
1,200,000	CNPC General Capital Ltd.	3.9500	4/19/2022	1,210,638
200,000	Cosan Luxembourg SA	7.0000	1/20/2027	194,002
240,000	Delek & Avner Tamar Bond Ltd. (b)	3.8390	12/30/2018	239,501
480,000	Delek & Avner Tamar Bond Ltd. (b)	4.4350	12/30/2020	478,747
100,000	Delek & Avner Tamar Bond Ltd. (b)	5.4120	12/30/2025	100,300
200,000	Ecopetrol SA	7.6250	7/23/2019	208,760
50,000	Extraction Oil & Gas, Inc. (b)	5.6250	2/1/2026	47,500
200,000	Geopark Ltd.	6.5000	9/21/2024	191,828
200,000	Gran Tierra Energy International Holdings Ltd.	6.2500	2/15/2025	187,750
95,000	Gulfport Energy Corp.	6.3750	5/15/2025	92,388

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Principal Amount
($)		Yield	Maturity	Value
	OIL & GAS - 1.5% (Continued)
$800,000	Indian Oil Corp Ltd.	5.6250	8/2/2021	$834,464
200,000	Indian Oil Corp Ltd.	5.7500	8/1/2023	211,051
60,000	Indigo Natural Resources LLC (b)	6.8750	2/15/2026	57,900
60,000	Nabors Industries, Inc. (b)	5.7500	2/1/2025	56,700
200,000	ONGC Videsh Vankorneft Pte Ltd.	3.7500	7/27/2026	186,681
100,000	Petrobras Global Finance BV	5.7500	2/1/2029	87,913
220,000	Petroleos Mexicanos (b)	5.3500	2/12/2028	208,296
50,000	QEP Resources, Inc.	5.6250	3/1/2026	47,875
550,000	Reliance Holding USA, Inc.	4.5000	10/19/2020	558,967
650,000	Reliance Holding USA, Inc.	5.4000	2/14/2022	674,841
60,000	Sanchez Energy Corp.	6.1250	1/15/2023	40,800
1,000,000	Sinopec Group Overseas Development 2015 Ltd.	2.5000	4/28/2020	985,348
200,000	Sinopec Group Overseas Development 2017 Ltd. (b)	3.0000	4/12/2022	194,974
45,000	Sunoco LP / Sunoco Finance Corp. (b)	5.5000	2/15/2026	42,638
25,000	Transocean Guardian Ltd. (b)	5.8750	1/15/2024	24,906
100,000	YPF SA	8.5000	7/28/2025	95,220
				9,913,739
	OIL & GAS SERVICES - 0.1%
260,000	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.	4.0800	12/15/2047	232,352
45,000	USA Compression Partners LP / USA Compression Finance Corp.	6.8750	4/1/2026	46,575
45,000	Weatherford International Ltd.	9.8750	2/15/2024	45,436
				324,363
	OTHER ABS - 16.0%
240,274	AASET 2018-1 US Ltd. A (b)	3.8440	1/16/2038	238,461
2,000,000	AIMCO CLO Series 2015-AA AR 3 Month LIBOR + 0.85 (b,c)	3.1977	1/15/2028	1,997,570
1,531,424	Ajax Mortgage Loan Trust 2016-C A (b,e)	4.0000	10/25/2057	1,535,012
500,000	ALM VII R Ltd 2013-7RA CR 3 Month LIBOR + 4.04 (b,c)	6.3877	10/15/2028	508,329
1,000,000	ALM XIX Ltd 2016-19A A13 Month LIBOR + 1.55 (b,c)	3.8977	7/15/2028	1,004,114
1,000,000	ALM XVII Ltd 2015-17A A1L 3 Month LIBOR + 1.56 (b,c)	3.9027	1/15/2028	1,001,201
500,000	Anchorage Capital CLO 5 Ltd. 2014-5RA A 3 Month LIBOR + 0.99 (b,c)	3.3377	1/15/2030	499,755
1,000,000	Annisa CLO Ltd. 2016-2 2016-2 B 3 Month LIBOR + 2.10 (b,c)	4.4587	7/20/2028	1,001,257
1,537,509	Apidos CLO XVI 2013-16A A1R 3 Month LIBOR + 0.98 (b,c)	3.3354	1/19/2025	1,538,262
250,000	Apidos CLO XVIII 2014-18A D 3 Month LIBOR + 5.20 (b,c)	7.5616	7/22/2026	252,304
500,000	Apidos CLO XXI 2015-21A ER 3 Month LIBOR + 8.25 (b,c)	—	7/18/2027	500,000
789,000	Arbor Realty Collateralized Loan Obligation 2015-FL2 Ltd. (c)	3.0590	6/15/2028	792,104
386,505	Arcadia Receivables Credit Trust 2017-1 A (b)	3.2500	6/15/2023	385,905
2,130,017	Atrium X AR 3 Month LIBOR + 0.95 (b,c)	3.2977	7/16/2025	2,131,618
500,000	Atrium XIII E 3 Month LIBOR + 6.05 (b,c)	8.4116	11/21/2030	506,225
7,220	Avant Loans Funding Trust 2017-A A (b)	2.4100	3/15/2021	7,219
1,000,000	Avery Point VII CLO 2015-7A A1 Ltd. 3 Month LIBOR + 1.50 (b,c)	3.8477	1/15/2028	1,004,226
500,000	Barings CLO Ltd 2018-III D 3 Month LIBOR + 2.90 (b,c)	4.9696	7/20/2029	499,991
3,020,128	Bayview Opportunity Master Fund IVa Trust 2018-RN1 A1 (b,e)	3.2775	1/29/2033	2,998,147
500,000	BlueMountain CLO 2013-1 Ltd. CR 3 Month LIBOR + 4.15 (b,c)	6.5087	1/20/2029	505,180
2,730,000	BlueMountain CLO 2015-2 Ltd A1 3 Month LIBOR + 1.43 (b,c)	3.7851	7/18/2027	2,733,894
500,000	Canyon Capital CLO 2016-1 Ltd ER 3 Month LIBOR + 5.75 (b,c)	—	7/15/2031	495,941
500,000	Canyon Capital CLO 2016-1 Ltd DR 3 Month LIBOR + 2.80 (b,c)	—	7/15/2031	500,625
500,000	Canyon Capital CLO 2017-1A D Ltd. 3 Month LIBOR + 3.60 (b,c)	5.9477	7/15/2030	504,269
1,000,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. 3 Month LIBOR + 1.00 (b,c)	3.3587	4/20/2027	1,001,141
1,000,000	Carlyle US CLO 2017-1 Ltd. A1A 3 Month LIBOR + 1.30 (b,c)	3.6587	4/20/2031	1,003,305
468,469	CENT CLO 19 Ltd. 2013-19A A1A 3 Month LIBOR + 1.33 (b,c)	3.6888	10/29/2025	469,140
2,000,000	CIM TRUST	7.9536	7/26/2055	1,933,281
1,065,506	Citicorp Residential Mortgage Trust Series 2007-2 A4 (e)	5.2144	6/25/2037	1,076,251
122,970	Consumer Installment Loan Trust Series 2016-LD1 A (b)	3.9600	7/15/2022	122,967
1,000,000	Consumer Loan Underlying Bond Credit Trust 2018-P1 A (b)	3.3900	7/15/2025	999,238
5,371	Countrywide Asset-Backed Certificates 2005-15 1AF6 (c)	4.4229	4/25/2036	5,416
367,720	Crown Point CLO II 2013-2A A1LR Ltd. 3 Month LIBOR + 0.59 (b,c)	2.9377	12/31/2023	368,172
500,000	Dorchester Park CLO Ltd 2015-1A DR 3 Month LIBOR + 2.40 (b,c)	4.4837	4/20/2028	500,487
500,000	Dorchester Park CLO Ltd 2015-1A ER 3 Month LIBOR + 5.00 (b,c)	7.0837	4/20/2028	500,762
282,500	Dryden 37 Senior Loan Fund 2015-37A ER 3 Month LIBOR + 5.15 (b,c)	6.8702	1/15/2031	279,507
359,334	Eagle I Ltd. 2014-1A A1 (b)	2.5700	12/15/2039	357,841
500,000	Fillmore Park CLO Ltd 2018-1A D 3 Month LIBOR + 2.90 (b,c)	—	7/15/2030	500,000
500,000	Fillmore Park CLO Ltd 2018-1A E 3 Month LIBOR + 5.40 (b,c)	—	7/18/2030	500,000
609,336	GCAT 2017-5 LLC A1 (b,e)	3.2282	7/25/2047	605,930
528,500	GoldentTree Loan Management US CLO 1 Ltd X 3 Month LIBOR + 0.80 (b,c)	3.1587	4/20/2029	528,559
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. C 3 Month LIBOR + 2.70 (b,c)	5.0581	8/1/2025	248,993
300,000	Halcyon Loan Advisors Funding 2014-1 Ltd. A1 3 Month LIBOR + 1.13 (b,c)	3.4851	4/18/2026	300,167
2,000,000	Halcyon Loan Advisors Funding 2015-3 Ltd. A1R 3 Month LIBOR + 0.90 (b,c)	3.2551	10/18/2027	1,994,938
500,000	Highbridge Loan Management 8-2016 Ltd. DR 3 Month LIBOR + 2.90 (b,c)	—	7/20/2030	500,000
995,431	Invitation Homes 2017-SFR2 Trust A 1 Month LIBOR + 0.85 (b,c)	2.9351	12/17/2036	995,430
1,492,823	Invitation Homes 2018-SFR1 Trust A 1 Month LIBOR + 0.70 (b,c)	2.7851	3/17/2037	1,488,721
255,000	Invitation Homes 2018-SFR1 Trust C 1 Month LIBOR + 1.25 (b,c)	3.3351	3/17/2037	255,309

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Principal Amount
($)		Yield	Maturity	Value
	OTHER ABS - 16.0% (Continued)
$170,000	Invitation Homes 2018-SFR1 Trust D 1 Month LIBOR + 1.45 (b,c)	3.5351	3/17/2037	$170,000
844,330	Jamestown CLO III Ltd 2013-3A A1AR 3 Month LIBOR + 1.14 (b,c)	3.4877	1/15/2026	845,217
1,521,073	Jamestown CLO IV Ltd. 2014-4A A1A 3 Month LIBOR + 0.69 (b,c)	3.0377	7/15/2026	1,515,602
1,500,000	Jamestown CLO VIII Ltd 2015-8A A1AR 3 Month LIBOR + 0.87 (b,c)	3.2177	1/15/2028	1,494,556
1,000,000	Jamestown CLO IX Ltd. 2016-9A A1A 3 Month LIBOR + 1.57 (b,c)	3.9287	10/20/2028	1,001,834
1,050,000	Jamestown CLO VI-R Ltd 2018-6RA A1 3 Month LIBOR + 1.15 (b,c)	3.5980	4/25/2030	1,049,689
1,621,467	JP Morgan Mortgage Acquisition Trust 2006-RM1 A5 1 Month LIBOR + 0.24 (c)	2.1997	8/25/2036	900,914
1,822,917	Labrador Aviation Finance Ltd. 2016-1A (b)	5.6820	1/15/2042	1,790,238
500,000	LCM XIV LP DR 3 Month LIBOR + 2.75 (b,c)	5.1461	7/20/2031	500,030
500,000	LCM XIV LP ER 3 Month LIBOR + 5.50 (b,c)	7.8998	7/20/2031	500,018
2,750,000	LCM XVI LP AR 3 Month LIBOR + 1.03 (b,c)	3.3777	7/15/2026	2,751,802
46,711	LendingClub Issuance Trust Series 2016-NP1 A (b)	3.0000	1/17/2023	46,680
2,000,000	Madison Park Funding XI Ltd. AR 3 Month LIBOR + 1.16 (b,c)	3.5216	7/23/2029	2,000,801
1,000,000	Magnetite XII Ltd. 2015-12A AR 3 Month LIBOR + 1.33 (b,c)	3.6777	4/15/2027	1,000,614
784,000	Marathon CRE 2018 FL1 Ltd. A 1 Month LIBOR + 1.15 (b,c)	—	6/15/2028	785,153
375,189	Marlette Funding Trust 2017-2 A (b)	2.3900	7/15/2024	374,478
777,271	Marlette Funding Trust 2018-1 A (b)	2.6100	3/15/2028	775,045
1,125,528	Mill City Mortgage Loan Trust 2017-1 A1 (b,c)	2.7500	11/25/2058	1,118,953
191,141	Mosaic Solar Loans 2017-1 LLC A (b)	4.4500	6/20/2042	195,112
1,000,000	MP CLO VIII Ltd 2015-2A AR 3 Month LIBOR + 0.91 (b,c)	3.2658	10/28/2027	998,595
500,000	Neuberger Berman CLO XXIII Ltd. E 3 Month LIBOR + 6.58 (b,c)	8.9328	10/17/2027	505,956
1,480,737	NewMark Capital Funding 2013-1 CLO Ltd. A1 3 Month LIBOR + 0.94 (b,c)	3.2613	6/2/2025	1,481,488
105,767	NewMark Capital Funding 2013-1A A2 Ltd. 3 Month LIBOR + 1.12 (b,c)	3.4413	6/2/2025	105,877
1,000,000	OCP CLO 2014-5 Ltd. A1R 3 Month LIBOR + 1.08 (b,c)	3.4417	4/26/2031	999,880
500,000	Octagon Investment Partners XIV Ltd. 2012-1A CR 3 Month LIBOR + 4.00 (b,c)	6.3477	7/15/2029	505,907
500,000	Octagon Investment Partners XVI Ltd 2013-1A ER 3 Month LIBOR + 5.75 (b,c)	—	7/17/2030	500,000
500,000	Octagon Investment Partners 26 Ltd 2016-1A FR 3 Month LIBOR + 8.09 (b,c)	10.1374	7/15/2030	495,000
500,000	Octagon Investment Partners 37 Ltd. 2018-2A C 3 Month LIBOR + 2.85 (b,c)	—	7/25/2030	500,000
1,000,000	Octagon Loan Funding Ltd. 2014-1A A1R 3 Month LIBOR + 1.14 (b,c)	3.4656	11/18/2026	1,000,388
560,774	OneMain Financial Issuance Trust 2015-1A (b)	3.1900	3/18/2026	561,978
1,000,000	Oportun Funding IV LLC 2016-C A (b)	3.2800	11/8/2021	1,004,450
399,975	Palmer Square Loan Funding 2017-1 Ltd A1 3 Month LIBOR + 0.74 (b,c)	3.0877	10/15/2025	399,740
604,528	Pretium Mortgage Credit Partners I 2017-NPL2 LLC A1 (b,e)	3.2500	3/28/2057	602,246
2,344,785	Pretium Mortgage Credit Partners I 2018-NPL2 LLC A1 (b,e)	3.7000	3/27/2033	2,337,376
1,750,000	Pretium Mortgage Credit Partners I 2018-NPL3 LLC A1 (b,e)	4.1250	8/27/2033	1,754,375
988,187	Progress Residential 2016-SFR1 Trust A 1 Month LIBOR + 1.50 (b,c)	3.5851	9/17/2033	989,694
3,320,000	Race Point IX CLO 2015-9A A1AR Ltd. 3 Month LIBOR + 1.21 (b,c)	3.5577	10/15/2030	3,332,547
1,000,000	Romark WM-R Ltd 2018-1A A1 3 Month LIBOR + 1.03 (b,c)	2.7756	4/20/2031	1,000,077
489,583	Sapphire Aviation Finance I Ltd. 2018-1A B (b)	6.0000	3/15/2040	495,229
774,875	SCF Equipment Leasing 2017-2A A LLC (b)	3.4100	12/20/2023	766,877
2,000,000	Shackleton 2016-IX CLO Ltd. A 3 Month LIBOR + 1.50 (b,c)	3.8587	10/20/2028	2,014,328
310,308	Sierra Timeshare 2016-2 Receivables Funding LLC (b)	2.3300	7/20/2033	306,315
768,319	Sierra Timeshare 2016-3 Receivables Funding LLC (b)	2.4300	10/20/2033	757,775
505,526	Sofi Consumer Loan Program 2017-5 A1 LLC (b)	2.1400	9/25/2026	502,771
438,828	Sofi Consumer Loan Program 2017-6 A1 LLC (b)	2.2000	11/25/2026	436,855
375,000	Sofi Consumer Loan Program 2017-6 A2 LLC (b)	2.8200	11/25/2026	371,956
752,419	Sofi Consumer Loan Program 2018-1 Trust A1 (b)	2.5500	2/25/2027	748,994
1,404,312	SpringCastle America Funding LLC 2016-AA A (b)	3.0500	4/25/2029	1,399,477
1,000,000	Springleaf Funding Trust 2016-A (b)	2.9000	11/15/2029	994,848
405,973	Symphony CLO VIII LP 2012-8A AR 3 Month LIBOR + 1.10 (b,c)	3.4306	1/9/2023	406,392
2,000,000	TES 2017-1A B LLC (b)	7.7400	10/20/2047	2,046,843
500,000	THL Credit Wind River 2014-1 CLO Ltd. DRR 3 Month LIBOR + 3.00 (b,c)	—	7/18/2031	499,944
1,000,000	THL Credit Wind River 2016-2 Clo Ltd. A 3 Month LIBOR + 1.50 (b,c)	3.8581	11/1/2028	1,003,395
1,811,934	U.S. Residential Opportunity Fund IV Trust 2017-2 A (b,e)	3.3515	11/27/2037	1,803,674
430,699	Upstart Securitization Trust 2017-2 A (b)	2.5080	3/20/2025	429,761
3,125,000	Venture VII CDO Ltd 2006-7A A1B 3 Month LIBOR + 0.33 (b,c)	2.6887	1/20/2022	3,126,626
1,000,000	Venture XXIII CLO Ltd 2016-23A 3 Month LIBOR + 1.65 (b,c)	2.3048	7/19/2028	999,993
1,000,000	Vibrant CLO V Ltd. 2016-5A 3 Month LIBOR + 1.55 (b,c)	3.9086	1/20/2029	1,006,666
244,463	VOLT LVIII LLC 2017-NPL5 A1 (b,e)	3.3750	5/27/2047	244,055
1,104,397	VOLT LX LLC 2017-NPL7 A1 (b,e)	3.2500	6/25/2047	1,098,232
520,405	VOLT LXI LLC 2017-NPL8 A1 (b,e)	3.1250	6/25/2047	516,775
1,601,953	VOLT LXIII LLC 2017-NP10 A1 (b,e)	3.0000	10/25/2047	1,585,236
500,000	Voya CLO 2018-2 Ltd. D 3 Month LIBOR + 2.75 (b,c)	—	7/15/2031	499,911
500,000	Voya CLO 2018-2 Ltd. E 3 Month LIBOR + 5.25 (b,c)	—	7/15/2031	499,143
500,000	Webster Park CLO Ltd. 2015-1A DR 3 Month LIBOR + 5.50 (b,c)	—	7/20/2030	500,000
2,000,000	Wellfleet CLO 2016-1 Ltd. AR 3 Month LIBOR + 0.91 (b,c)	3.2687	4/20/2028	1,997,635
1,000,000	Zais CLO 2 Ltd. 2014-2A A1AR 3 Month LIBOR + 1.20 (b,c)	3.5595	7/25/2026	1,001,373
1,000,000	Zais CLO 5 Ltd. 2016-2A A1 3 Month LIBOR + 1.53 (b,c)	3.8777	10/15/2028	1,001,939
				106,632,492

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Principal Amount
($)		Yield	Maturity	Value
	PACKAGING & CONTAINERS - 0.2%
$95,000	Flex Acquisition Co., Inc. (b)	6.8750	1/15/2025	$91,437
10,000	Flex Acquisition Co., Inc. (b)	7.8750	7/15/2026	9,961
955,000	Packaging Corp. of America	2.4500	12/15/2020	934,393
120,000	WestRock Co. (b)	3.7500	3/15/2025	117,645
				1,153,436
	PHARMACEUTICALS - 0.4%
119,000	AbbVie, Inc.	4.7000	5/14/2045	117,711
930,000	AstraZeneca PLC	2.3750	11/16/2020	912,377
541,000	Cardinal Health, Inc.	1.9480	6/14/2019	536,503
930,000	CVS Health Corp.	2.8000	7/20/2020	921,219
115,000	CVS Health Corp.	5.0500	3/25/2048	117,035
280,000	Teva Pharmaceutical Finance Netherlands III BV	2.8000	7/21/2023	241,850
				2,846,695
	PIPELINES - 0.4%
95,000	Cheniere Energy Partners LP (b)	5.2500	10/1/2025	92,668
20,000	Energy Transfer LP	4.2000	4/15/2027	18,846
235,000	Energy Transfer LP	4.7500	1/15/2026	233,001
240,000	EQT Midstream Partners LP	4.7500	7/15/2023	239,613
310,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	353,315
500,000	Oleoducto Central SA	4.0000	5/7/2021	496,300
230,000	Sabine Pass Liquefaction LLC	5.0000	3/15/2027	233,723
1,100,000	Transportadora de Gas Internacional SA ESP	5.7000	3/20/2022	1,116,500
				2,783,966
	REGIONAL - 0.0% *
150,000	Provincia de Buenos Aires/Argentina	7.8750	6/15/2027	157,313

	REITS - 0.1%
150,000	Crown Castle International Corp.	3.6500	9/1/2027	139,524
100,000	Crown Castle International Corp.	3.8000	2/15/2028	93,734
95,000	ESH Hospitality, Inc. (b)	5.2500	5/1/2025	91,675
95,000	MPT Operating Partnership LP / MPT Finance Corp.	5.2500	8/1/2026	93,100
475,000	Simon Property Group LP	2.2000	2/1/2019	473,298
				891,331
	RETAIL - 0.1%
95,000	1011778 BC ULC / New Red Finance, Inc. (b)	5.0000	10/15/2025	89,889
95,000	Beacon Roofing Supply, Inc. (b)	4.8750	11/1/2025	87,343
360,000	Dollar Tree Inc	4.0000	5/15/2025	351,829
45,000	PetSmart, Inc. (b)	7.1250	3/15/2023	30,208
30,000	PetSmart, Inc. (b)	5.8750	6/1/2025	23,103
300,000	SACI Falabella	3.7500	4/30/2023	293,195
				875,567
	SEMICONDUCTORS - 0.2%
605,000	Analog Devices Inc	2.9500	1/12/2021	600,166
590,000	Microchip Technology, Inc.	3.9220	6/1/2021	590,980
245,000	Microchip Technology, Inc.	4.3330	6/1/2023	245,417
				1,436,563
	SOFTWARE - 0.1%
75,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho (b)	10.0000	11/30/2024	83,709
90,000	Informatica LLC (b)	7.1250	7/15/2023	90,920
50,000	Riverbed Technology, Inc. (b)	8.8750	3/1/2023	47,400
40,000	Solera LLC / Solera Finance, Inc. (b)	10.5000	3/1/2024	44,425
85,000	Sophia LP / Sophia Finance, Inc. (b)	9.0000	9/30/2023	89,239
				355,693
	STUDENT LOAN ABS - 0.7%
735,497	AccessLex Institute 2007-A B 3 Month LIBOR + 0.55 (c)	2.8800	2/25/2037	705,788
1,000,000	Commonbond Student Loan Trust 2017-BGS C (b)	4.4400	9/25/2042	1,007,673
12,000	Earnest Student Loan Program 2016-D LLC (b)	—	1/25/2041	818,647
347,582	Earnest Student Loan Program 2017-A LLC (b)	2.6500	1/25/2041	339,012
300,000	SMB Private Education Loan Trust 2018-B A2B 1 Month LIBOR + 0.72 (b,c)	2.8037	1/15/2037	300,153
631,349	Sofi Professional Loan Program 2017-B LLC (b)	1.8300	5/25/2040	627,353
645,689	Wachovia Student Loan Trust 2006-1 A5 3 Month LIBOR + 0.12 (b,c)	2.4795	7/26/2027	645,284
				4,443,910
	TECHNOLOGY - 0.1%
800,000	AXIATA SPV2 BHD	3.4660	11/19/2020	795,652

	TELECOMMUNICATIONS - 0.7%
700,000	America Movil SAB de CV	5.0000	3/30/2020	719,334
910,000	AT&T, Inc.	2.8000	2/17/2021	895,511
350,000	AT&T, Inc.	5.2500	3/1/2037	344,244
700,000	Bharti Airtel Inernational Netherlands BV	5.1250	3/11/2023	691,570
200,000	C&W Senior Financing DAC	6.8750	9/15/2027	191,750
20,000	Cincinnati Bell, Inc. (b)	8.0000	10/15/2025	18,650
55,000	Cincinnati Bell, Inc. (b)	7.0000	7/15/2024	50,187
90,000	CommScope Technologies LLC (b)	6.0000	6/15/2025	91,913

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Principal Amount
($)		Yield	Maturity	Value
	TELECOMMUNICATIONS - 0.7% (Continued)
$200,000	Digicel Group Ltd.	7.1250	4/1/2022	$131,000
25,000	Frontier Communications Corp.	8.5000	4/15/2020	25,547
90,000	GTT Communications, Inc. (b)	7.8750	12/31/2024	89,100
45,000	Intelsat Jackson Holdings SA	7.2500	10/15/2020	44,775
95,000	Level 3 Financing, Inc.	5.3750	1/15/2024	93,052
200,000	SingTel Group Treasury Pte Ltd.	4.5000	9/8/2021	206,282
25,000	Sprint Capital Corp.	6.8750	11/15/2028	23,937
45,000	Sprint Corp.	7.1250	6/15/2024	45,432
400,000	Telefonica Celular del Paraguay S.A.	6.7500	12/13/2022	408,000
85,000	Telesat Canada / Telesat LLC (b)	8.8750	11/15/2024	90,950
605,000	Verizon Communications, Inc. 3 Month LIBOR + 1.10 (c)	3.4425	5/15/2025	604,313
				4,765,547
	TEXTILES - 0.1%
915,000	Cintas Corp. No. 2	2.9000	4/1/2022	894,793

	TOYS/GAMES/HOBBIES - 0.0% *
115,000	Hasbro, Inc.	3.5000	9/15/2027	106,382

	TRANSPORTATION - 0.3%
165,000	CSX Corp.	3.8000	11/1/2046	146,202
700,000	PSA International Pte Ltd.	4.6250	9/11/2019	734,337
300,000	PSA International Pte Ltd.	3.8750	2/11/2021	315,147
585,000	Union Pacific Corp.	3.2000	6/8/2021	586,810
				1,782,496
	TRUCKING & LEASING - 0.0% *
240,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)	4.2000	4/1/2027	236,524

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.0%
148,511	Fannie Mae Pool AL4292 (d)	4.5000	4/1/2026	153,474
585,430	Fannie Mae Pool AS4281 (d)	3.0000	1/1/2035	582,319
1,035,649	Fannie Mae Pool AS4360 (d)	3.0000	1/1/2035	1,030,146
722,423	Fannie Mae Pool AS4645 (d)	3.0000	3/1/2045	703,146
848,730	Fannie Mae Pool AS7661 (d)	3.0000	8/1/2046	816,563
48,834	Fannie Mae Pool MA1050 (d)	4.5000	3/1/2042	50,142
981,242	Fannie Mae Pool MA2737 (d)	3.0000	4/25/2047	942,071
942,421	Freddie Mac Gold Pool G08622 (d)	3.0000	1/1/2045	917,324
218,792	Freddie Mac Gold Pool N70081 (d)	5.5000	7/1/2038	239,515
285,836	Freddie Mac Gold Pool Q13637 (d)	3.0000	11/1/2042	279,222
294,217	Freddie Mac Gold Pool Q13638 (d)	3.0000	11/1/2042	287,420
876,556	Freddie Mac Gold Pool V83144 (d)	4.0000	4/1/2047	895,688
				6,897,030
	TREASURY SECURITIES - 6.7%
1,380,000	United States Treasury Bond	2.2500	11/15/2027	1,311,809
1,100,000	United States Treasury Bond	2.7500	11/15/2042	1,058,148
640,000	United States Treasury Bond	2.7500	11/15/2047	610,700
950,000	United States Treasury Bond	2.8750	8/15/2045	931,037
970,000	United States Treasury Bond	2.8750	11/15/2046	949,729
770,000	United States Treasury Bond	3.0000	2/15/2047	772,767
1,500,000	United States Treasury Bond	3.0000	5/15/2047	1,504,395
530,000	United States Treasury Bond	3.3750	5/15/2044	567,990
1,160,000	United States Treasury Bond	3.6250	8/15/2043	1,293,038
1,380,000	United States Treasury Note	1.8750	8/31/2024	1,309,005
1,380,000	United States Treasury Note	2.1250	9/30/2024	1,326,633
1,610,000	United States Treasury Note	2.2500	10/31/2024	1,558,493
1,505,000	United States Treasury Note	2.2500	8/15/2027	1,432,395
554,404	United States Treasury Inflation Indexed Note	0.3750	7/15/2027	552,427
3,040,742	United States Treasury Inflation Indexed Note	0.1250	4/15/2019	3,232,008
1,643,068	United States Treasury Inflation Indexed Note	0.1250	4/15/2022	1,657,893
115,000	United States Treasury Note	1.1250	1/31/2019	114,290
1,390,000	United States Treasury Note	1.1250	6/30/2021	1,329,948
1,670,000	United States Treasury Note	1.5000	10/31/2019	1,649,255
3,730,000	United States Treasury Note	1.5000	8/15/2020	3,648,989
1,360,000	United States Treasury Note	1.6250	11/30/2020	1,329,506
1,680,000	United States Treasury Note	1.7500	11/30/2019	1,663,069
1,220,000	United States Treasury Note	1.7500	10/31/2020	1,197,173
1,425,000	United States Treasury Note	1.8750	1/31/2022	1,386,258
1,350,000	United States Treasury Note	2.0000	9/30/2020	1,333,230
1,340,000	United States Treasury Note	2.0000	5/31/2021	1,316,812
4,350,000	United States Treasury Note	2.0000	8/31/2021	4,265,209
1,250,000	United States Treasury Note	2.1250	8/31/2020	1,238,574

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Principal Amount
($)			Yield	Maturity	Value
	TREASURY SECURITIES - 6.7% (Continued)
$4,350,000	United States Treasury Note		2.1250	9/30/2021	$4,279,312
					44,820,092

	TOTAL BONDS & NOTES (Cost - $467,919,259)				460,735,042

	SHORT-TERM INVESTMENTS - 2.2%
	U.S. TREASURY BILLS - 2.2%
3,430,000	United States Treasury Bill **		1.7100	7/19/2018	3,426,943
4,000,000	United States Treasury Bill **		1.7800	8/16/2018	3,990,863
520,000	United States Treasury Bill **		1.8500	9/6/2018	518,210
3,070,000	United States Treasury Bill **		1.9100	9/20/2018	3,056,886
3,030,000	United States Treasury Bill **		1.9400	10/18/2018	3,012,388
390,000	United States Treasury Bill **		2.1000	12/6/2018	386,463
	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,391,217)				14,391,753

Contracts		Counterparty
	PURCHASED OPTIONS (a) - 23.1%
962,894	ISAM, August 2019, Call @ 0.001	Nomura			40,003,639
536,723	WNTN, August 2019, Call @ 0.001	Nomura			114,666,869
	TOTAL PURCHASED OPTIONS (Cost - $144,324,769)				154,670,508

	TOTAL INVESTMENTS - 94.3% (Cost - $627,836,208)				$630,096,353
	OTHER ASSETS LESS LIABILITIES - 5.7%				38,454,485
	TOTAL NET ASSETS - 100.0%				$668,550,838

MBS - Mortgage Backed Security

ABS - Asset Backed Security

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

*	Represents a percentage less than 0.05%

**	Zero coupon security. Payment received at maturity. Rate shown represents rate at date of purchase.

(a)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at June 30, 2018.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2018, these securities amounted to $190,899,628 or 20.4% of net assets.

(c)	Variable rate security; the rate shown represents the rate at June 30, 2018.

(d)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.

(e)	Step-Up Bond; the interest rate shown is the rate in effect as of June 30, 2018.

(f)	Security in default.

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Winton Top 50 Holdings ^

FUTURES CONTRACTS
Short Contracts
				Unrealized
Number of		Expiration	Notional Value at	Appreciation/
Contracts	Description	Date	June 30, 2018	(Depreciation)
158	90-Day Bank Bill Future	Sep-18	114,659,020	$15,605
286	90Day Euro$ Future	Sep-20	69,372,875	181,900
258	90Day Euro$ Future	Sep-19	62,616,600	231,850
230	90Day Euro$ Future	Mar-21	55,792,250	14,113
337	90Day Euro$ Future	Mar-20	81,739,350	254,713
140	90Day Euro$ Future	Jun-21	33,962,250	(42,100)
328	90Day Euro$ Future	Jun-20	79,556,400	227,788
151	90Day Euro$ Future	Jun-19	36,672,238	107,925
253	90Day Euro$ Future	Dec-20	61,365,150	121,988
300	90Day Euro$ Future	Dec-19	72,776,250	255,200
575	Corn Future	Sep-18	10,335,625	694,225
567	Euro FX Currency Future	Sep-18	83,182,444	487,213
503	Gold 100 Oz. Future	Aug-18	63,101,350	1,983,410
746	JPN/YEN Currency Future	Sep-18	84,554,438	650,519
369	Silver Future	Sep-18	29,885,310	751,220
262	Soybean Future	Aug-18	11,311,850	1,077,650
326	Swiss Franc Currency Future	Sep-18	41,381,625	267,794
870	US 2YR Note (CBT)	Sep-18	184,290,470	(151,829)
495	US 5YR Note (CBT)	Sep-18	56,240,508	(170,985)
745	World Sugar #11 Future	Oct-18	10,221,400	126,683

Long Contracts
361	3 Month Euro Euribor Future	Dec-19	105,585,183	$97,634
356	3 Month Euro Euribor Future	Mar-20	104,039,594	101,023
354	3 Month Euro Euribor Future	Sep-19	103,610,207	73,069
335	3 Month Euro Euribor Future	Jun-20	97,824,144	110,896
303	3 Month Euro Euribor Future	Jun-19	88,740,842	45,626
296	3 Month Euro Euribor Future	Sep-20	86,357,846	104,616
266	3 Month Euro Euribor Future	Dec-20	77,535,441	99,994
237	3 Month Euro Euribor Future	Mar-21	69,023,478	95,239
234	3 Month Euro Euribor Future	Mar-19	68,542,784	8,967
175	3 Month Euro Euribor Future	Jun-21	50,920,703	71,526
64	90 Day Bank Bill Future	Dec-18	46,444,160	(2,658)
60	90 Day Bank Bill Future	Jun-19	43,514,742	6,271
57	90 Day Bank Bill Future	Mar-19	41,355,888	2,350
108	90 Day Sterling Future	Mar-19	17,661,855	(2,458)
56	90 Day Sterling Future	Jun-19	9,152,452	216
458	Australian 3 Year Bond Future	Sep-18	33,209,470	84,208
49	Bank Accept Future	Dec-18	9,129,902	(3,531)
76	Bank Accept Future	Sep-18	14,183,812	1,885
148	Brent Crude Future	Sep-18	11,726,040	384,130
525	Euro BOBL Future	Sep-18	81,074,400	331,942
131	Euro Bund Future	Sep-18	24,879,968	191,723
963	Euro-Schatz Future	Sep-18	126,114,590	68,235
23	Japanese 10 Year Bond (OSE)	Sep-18	31,322,860	14,558
180	LME PRI Aluminum Future	Sep-18	9,592,875	(755,557)
522	Mexican Peso Future	Sep-18	12,974,310	449,670
33	New Zealand 3 Month Bill Future	Sep-18	21,876,545	182
31	New Zealand 3 Month Bill Future	Dec-18	20,548,596	2,197
332	US 10YR NOTE (CBT)	Sep-18	39,902,250	239,016
306	WTI Crude Future	Aug-18	22,689,900	1,965,330
157	WTI Crude Future	Sep-18	11,376,220	1,109,210

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

ISAM Top 50 Holdings ^

FUTURES CONTRACTS
Short Contracts
				Unrealized
Number of		Expiration	Notional Value at	Appreciation/
Contracts	Description	Date	June 30, 2018	(Depreciation)
603	90Day Euro$ Future	Dec-19	146,280,263	$325,788
421	Coffee ‘C’ Future	Sep-18	18,171,413	736,500
139	Gold 100 Oz. Future	Aug-18	17,437,550	340,510
144	Live Cattle Future	Aug-18	6,147,360	(345,130)
302	Platinum Future	Oct-18	12,951,270	316,740
81	Silver Future	Sep-18	6,560,190	41,760
525	World Sugar #11 Future	Oct-18	7,203,000	52,606
364	US 2YR Note (CBT)	Sep-18	77,105,438	(3,172)
119	US 5YR Note (CBT)	Sep-18	13,520,445	1,492

Long Contracts
394	3 Month Euro Euribor Future	Dec-18	115,415,399	$(4,425)
39	3 Month Euro Euribor Future	Mar-19	11,423,797	2,030
578	90 Day Bank Bill Future	Mar-19	419,363,218	26,680
124	90 Day Sterling Future	Dec-19	20,239,529	198
170	Bank Accept Future	Dec-18	31,675,169	(29,163)
84	Brent Crude Future	Dec-19	6,100,080	698,770
115	Canadian 10 Year Bond Future	Sep-18	11,971,103	(50,209)
29	Euro CHF 3 Month ICE Future	Dec-18	7,372,224	4,593
173	Euro CHF 3 Month ICE Future	Mar-19	43,970,397	6,814
136	Euro BOBL Future	Sep-18	21,002,130	59,916
57	Euro Bund Future	Sep-18	10,825,635	67,510
243	Euro-OAT Future	Sep-18	43,877,182	376,599
1857	Euro-Schatz Future	Sep-18	243,192,932	155,204
76	FTSE 100 Index Future	Sep-18	7,629,869	(6,703)
568	ICE ECX Emission Future	Dec-18	9,948,132	2,591,207
106	Japan 10 Year Bond (OSE) Future	Sep-18	144,357,530	145,856
516	Korea 3 Year Bond Future	Sep-18	50,022,841	117,048
100	LME Nickel Future	Sep-18	8,936,700	(132,546)
143	Long Gilt Future	Sep-18	23,241,124	(11,596)
113	Low Sulfur Gas Oil Future	Aug-18	7,647,275	228,100
43	NASDAQ 100 E-Mini Future	Sep-18	6,077,405	(134,860)
11	New Zealand 3 Month Bill Future	Dec-18	7,291,437	776
69	NY Harbor ULSD Heating Oil Future	Aug-18	6,403,711	104,677
97	S&P/TSX 60 IX Future	Sep-18	14,229,818	37,956
393	SGX Nifty 50 Future	Jul-18	8,403,912	(44,520)
177	SPI 200 Future	Sep-18	20,145,228	184,218
97	WTI Crude Oil Future	Dec-19	6,174,050	469,480

FORWARD FOREIGN CURRENCY CONTRACTS
	Currency to					Unrealized
Settlement	Deliver/					Appreciation/
Date	Receive	Value	In Exchange For	Value	U.S. Dollar Value	(Depreciation)
To Buy:
09/19/2018	CNH	73,653,625	EUR	11,475,235	$11,065,175	$(412,000)
09/19/2018	CNH	40,500,000	JPY	6,309,900	6,084,420	(226,547)
09/19/2018	EUR	9,450,000	HUF	10,931,760	11,110,503	178,743
09/19/2018	EUR	7,050,000	SEK	8,155,440	8,288,788	133,348
09/19/2018	NOK	96,000,000	SEK	11,798,400	11,821,657	23,552
09/19/2018	SGD	10,066,625	EUR	7,484,535	7,402,026	(83,010)
09/19/2018	SGD	9,654,869	NZD	7,178,395	7,099,260	(79,615)

To Sell:
09/19/2018	EUR	9,650,000	CNH	11,476,745	$11,345,646	$131,530
09/19/2018	EUR	6,350,000	SGD	7,484,745	7,465,788	19,248
09/19/2018	HUF	3,048,210,900	EUR	10,973,559	10,870,073	61,687
09/19/2018	JPY	690,282,000	CNH	6,281,566	6,268,366	42,601
09/19/2018	NZD	10,300,000	SGD	7,179,100	6,971,559	207,316
09/19/2018	SEK	102,693,696	NOK	11,799,506	11,556,319	241,786
	SEK	71,574,787	EUR	8,152,368	8,054,448	100,992

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS

June 30, 2018

Principal
Amount ($)		Yield (b)	Maturity	Value
	SHORT-TERM INVESTMENT - 58.4%
	U.S. TREASURY BILL - 58.4%
$3,025,000	U.S. Treasury Bill	1.61%	7/26/2018	$3,021,526
20,800,000	U.S. Treasury Bill	1.82%	8/30/2018	20,736,765
	TOTAL SHORT-TERM INVESTMENT (Cost - $23,756,098)			23,758,291

	TOTAL INVESTMENTS - 58.4% (Cost - $23,756,098)			$23,758,291
	OTHER ASSETS LESS LIABILITIES - 41.6%			16,912,111
	TOTAL NET ASSETS - 100.0%			$40,670,402

(a)	All or a portion of these investments is a holding of the consolidated AGSAT Fund Limited.

(b)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

	SHORT FUTURES CONTRACTS
					Unrealized
				Notional Value at	Appreciation/
Contracts	Issue	Counterparty	Expiration	June 30, 2018	(Depreciation)
147	90-Day Euro$ Future	Bank of America Merrill Lynch	September-19	35,676,900	$20,188
79	90-Day Sterling Future	Bank of America Merrill Lynch	June-19	12,907,108	1,460
56	Australian Dollar Future	Bank of America Merrill Lynch	September-18	4,142,880	79,630
81	Australian 3 Year Bond Future	Bank of America Merrill Lynch	September-18	6,663,563	(25,758)
36	Bank Acceptance Future	Bank of America Merrill Lynch	June-19	6,679,273	(4,094)
212	BIST National 30 Index Future	Bank of America Merrill Lynch	August-18	560,750	1,884
25	British Pound Future	Bank of America Merrill Lynch	September-18	2,068,125	5,000
62	Canadian Dollar Future	Bank of America Merrill Lynch	September-18	4,721,920	18,435
6	Cattle Feeder Future (a)	Bank of America Merrill Lynch	August-18	453,975	(24,625)
62	Coffee Future (a)	Bank of America Merrill Lynch	September-18	2,676,075	69,919
24	Coffee Robusta Future (a)	Bank of America Merrill Lynch	September-18	405,600	5,480
6	Copper Future (a)	Bank of America Merrill Lynch	September-18	444,900	1,400
231	Corn Future (a)	Bank of America Merrill Lynch	December-18	4,287,938	25,838
1	DAX Index Future	Bank of America Merrill Lynch	September-18	359,270	(1,780)
15	Euro FX Future	Bank of America Merrill Lynch	September-18	2,200,594	15,206
12	Euro BTP Future	Bank of America Merrill Lynch	September-18	1,782,710	(11,445)
50	FTSE China A50 Index Future	Bank of America Merrill Lynch	July-18	576,500	(3,827)
17	FTSE/JSE Top 40 Index Future	Bank of America Merrill Lynch	September-18	641,067	(21,521)
7	FTSE KLCI Index Future	Bank of America Merrill Lynch	July-18	146,992	(1,904)
42	Gold 100 Oz. Future (a)	Bank of America Merrill Lynch	August-18	5,268,900	102,660
1	Hang Seng Index Future	Bank of America Merrill Lynch	July-18	69,269	(1,083)
7	IBEX 35 Index Future	Bank of America Merrill Lynch	July-18	784,741	11,718
28	Japanese Yen Future	Bank of America Merrill Lynch	September-18	3,173,625	16,544
11	Korea 10 Year Bond Future	Bank of America Merrill Lynch	September-18	1,196,231	(10,954)
17	KOSPI 200 Index Future	Bank of America Merrill Lynch	September-18	1,144,011	15,791
22	Lean Hogs Future (a)	Bank of America Merrill Lynch	August-18	672,760	16,170
40	Live Cattle Future (a)	Bank of America Merrill Lynch	August-18	1,707,600	(53,200)
9	LME Zinc Future (a)	Bank of America Merrill Lynch	September-18	642,825	7,512
71	Mexican Peso Future	Bank of America Merrill Lynch	September-18	1,764,705	(66,610)
15	Mini Bove Spa Future	Bank of America Merrill Lynch	August-18	57,048	(1,555)
3	Mini MSCI EAFE Index Future	Bank of America Merrill Lynch	September-18	293,310	(2,440)
13	Mini MSCI Emerging Market Index Future	Bank of America Merrill Lynch	September-18	691,145	600
19	Natural Gas Future (a)	Bank of America Merrill Lynch	August-18	555,560	10,210
28	New Zealand Dollar Future	Bank of America Merrill Lynch	September-18	1,895,600	66,590
35	Platinum Future (a)	Bank of America Merrill Lynch	October-18	1,500,975	27,425
20	Short-Term Euro-BTP Future	Bank of America Merrill Lynch	September-18	2,584,256	(36,212)

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018

					Unrealized
				Notional Value at	Appreciation/
Contracts	Issue	Counterparty	Expiration	June 30, 2018	(Depreciation)
38	Silver Future (a)	Bank of America Merrill Lynch	September-18	3,077,620	$9,455
92	Soybean Future (a)	Bank of America Merrill Lynch	November-18	4,048,000	130,500
64	Soybean Oil Future (a)	Bank of America Merrill Lynch	December-18	1,142,016	348
31	Swiss Franc Future	Bank of America Merrill Lynch	September-18	3,935,063	26,000
121	US 2 Year Note (CBT) Future	Bank of America Merrill Lynch	September-18	25,631,203	56,406
68	US 5 Year Note (CBT) Future	Bank of America Merrill Lynch	September-18	7,725,969	21,437
34	US 10 Year Note (CBT) Future	Bank of America Merrill Lynch	September-18	4,086,375	5,453
21	US 10 Year Ultra Note Future	Bank of America Merrill Lynch	September-18	2,692,922	(3,203)
17	US Long Bond (CBT) Future	Bank of America Merrill Lynch	September-18	2,465,000	(9,602)
6	US Ultra Bond (CBT) Future	Bank of America Merrill Lynch	September-18	957,375	(11,750)
19	White Sugar (ICE) Future (a)	Bank of America Merrill Lynch	August-18	332,025	(7,145)
11	WIG20 Index Future	Bank of America Merrill Lynch	September-18	122,459	7,008
199	World Sugar #11 (a)	Bank of America Merrill Lynch	October-18	2,730,280	94,427
					571,986

	LONG FUTURES CONTRACTS
					Unrealized
				Notional Value at	Appreciation/
Contracts	Issue	Counterparty	Expiration	June 30, 2018	(Depreciation)
123	3 Month Euro EURIBOR Future	Bank of America Merrill Lynch	June-19	35,997,319	$21,250
41	90-Day Bank Bill Future	Bank of America Merrill Lynch	March-19	30,142,730	4,841
10	Amsterdam Index Future	Bank of America Merrill Lynch	July-18	1,288,042	(30,796)
19	Australian 10 Year Bond Future	Bank of America Merrill Lynch	September-18	1,815,999	1,393
25	Brent Crude Oil Future (a)	Bank of America Merrill Lynch	September-18	1,980,750	133,120
17	CAC 40 10 Euro Future	Bank of America Merrill Lynch	July-18	1,056,032	(16,181)
2	Canadian 10 Year Bond Future	Bank of America Merrill Lynch	September-18	207,853	(137)
9	Canola (WCE) Future (a)	Bank of America Merrill Lynch	November-18	69,704	(2,156)
48	Cocoa Future (a)	Bank of America Merrill Lynch	September-18	1,205,760	86,730
32	Cocoa Ice Future (a)	Bank of America Merrill Lynch	September-18	774,829	58,335
41	Cotton No. 2 Future (a)	Bank of America Merrill Lynch	December-18	1,720,360	(178,520)
11	DJIA Mini e-CBOT Future	Bank of America Merrill Lynch	September-18	1,334,575	(54,830)
15	Dollar Index Future	Bank of America Merrill Lynch	September-18	1,415,235	10,096
30	E-Mini Russell 2000 Future	Bank of America Merrill Lynch	September-18	2,471,250	(50,435)
51	Euro-BOBL Future	Bank of America Merrill Lynch	September-18	7,870,073	32,441
22	Euro-Bund Future	Bank of America Merrill Lynch	September-18	4,175,277	40,354
10	Euro BUXL 30 Year Bond Future	Bank of America Merrill Lynch	September-18	2,074,737	25,660
89	Euro OAT Future	Bank of America Merrill Lynch	September-18	16,058,560	156,092
288	Euro-Schatz Future	Bank of America Merrill Lynch	September-18	37,689,091	30,585
7	Euro STOXX 50 Future	Bank of America Merrill Lynch	September-18	277,141	(6,875)
12	Euro Swiss 3 Month ICE Future	Bank of America Merrill Lynch	March-19	3,042,751	792
15	FTSE 100 Index Future	Bank of America Merrill Lynch	September-18	1,505,384	1,572
1	FTSE/MIB Index Future	Bank of America Merrill Lynch	September-18	125,909	(3,356)
18	Gasoline RBOB Future (a)	Bank of America Merrill Lynch	August-18	1,626,307	91,774
1	Hang Seng Index Future	Bank of America Merrill Lynch	July-18	183,074	568
16	Japan 10 Year Bond Future	Bank of America Merrill Lynch	September-18	21,788,832	22,904
6	Hard Red Winter Wheat Future (a)	Bank of America Merrill Lynch	September-18	146,550	(20,850)
11	Korea 3 Year Bond Future	Bank of America Merrill Lynch	September-18	1,066,541	90
29	LME Aluminum Future (a)	Bank of America Merrill Lynch	September-18	1,545,519	(54,932)
5	LME Copper Future (a)	Bank of America Merrill Lynch	September-18	828,500	(41,341)
1	LME Lead Future (a)	Bank of America Merrill Lynch	September-18	60,263	(281)
14	LME Nickel Future (a)	Bank of America Merrill Lynch	September-18	1,251,138	(26,505)
19	Long Gilt Future	Bank of America Merrill Lynch	September-18	3,086,933	7,742
35	Low Sulfur Gas Oil Future (a)	Bank of America Merrill Lynch	August-18	2,368,625	141,050
2	MSCI Singapore Index Future	Bank of America Merrill Lynch	July-18	53,685	338
17	MSCI Taiwan Index Future	Bank of America Merrill Lynch	July-18	658,920	5,030

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018

	LONG FUTURES CONTRACTS (Continued)
					Unrealized
				Notional Value at	Appreciation/
Contracts	Issue	Counterparty	Expiration	June 30, 2018	(Depreciation)
13	NASDAQ 100 E-Mini Future	Bank of America Merrill Lynch	September-18	1,837,355	$(35,410)
6	Nikkei 225 (SGX) Index Future	Bank of America Merrill Lynch	September-18	602,356	(8,559)
23	NY Harbor ULSD Future (a)	Bank of America Merrill Lynch	August-18	2,134,570	95,399
39	OMXS30 Index Future	Bank of America Merrill Lynch	July-18	680,516	(1,117)
8	Palladium Future (a)	Bank of America Merrill Lynch	September-18	760,720	(22,140)
14	Russia Trading System Index Future	Bank of America Merrill Lynch	September-18	31,682	1,119
16	S&P 500 E-mini Future	Bank of America Merrill Lynch	September-18	2,177,280	(52,533)
13	S&P Mid Cap 400 E-mini Future	Bank of America Merrill Lynch	September-18	2,542,930	(63,900)
25	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	September-18	3,661,485	19,277
72	SET50 Index Future	Bank of America Merrill Lynch	September-18	454,558	(3,036)
62	SGX Nifty 50 Index Future	Bank of America Merrill Lynch	July-18	1,325,808	(5,835)
5	Soybean Meal Future (a)	Bank of America Merrill Lynch	December-18	164,950	(3,360)
19	SPI 200 Index Future	Bank of America Merrill Lynch	September-18	2,157,665	22,180
58	STOXX Europe 600 Index Future	Bank of America Merrill Lynch	September-18	1,281,562	(25,200)
2	TOPIX Index Future	Bank of America Merrill Lynch	September-18	312,463	(7,426)
15	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	September-18	375,938	(27,563)
25	WTI Crude Oil Future (a)	Bank of America Merrill Lynch	August-18	1,853,750	172,590
					$440,048
	TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,012,034

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018

Schedule of Forward Foreign Currency Contracts

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
7/3/2018	Barclays Bank PLC	207,174	BRL	$55,677	$53,828	$(1,849)
7/3/2018	Barclays Bank PLC	339,339	BRL	90,977	88,167	(2,810)
7/3/2018	Barclays Bank PLC	354,283	BRL	95,309	92,050	(3,259)
7/3/2018	Barclays Bank PLC	201,365	BRL	54,345	52,319	(2,026)
7/3/2018	Barclays Bank PLC	184,314	BRL	49,089	47,889	(1,200)
7/3/2018	Barclays Bank PLC	95,539	BRL	25,395	24,823	(572)
7/3/2018	Barclays Bank PLC	37,240	BRL	9,984	9,676	(308)
7/3/2018	Barclays Bank PLC	4,380	BRL	1,157	1,138	(19)
7/3/2018	Barclays Bank PLC	49,770	BRL	13,239	12,931	(308)
7/3/2018	Barclays Bank PLC	27,942	BRL	7,412	7,260	(152)
7/3/2018	Barclays Bank PLC	8,976,135	BRL	2,345,476	2,332,184	(13,292)
7/3/2018	Barclays Bank PLC	7,939,968	BRL	2,059,227	2,062,967	3,740
7/3/2018	Barclays Bank PLC	35,200	BRL	9,129	9,146	17
7/3/2018	Barclays Bank PLC	76,964	BRL	19,961	19,997	36
7/3/2018	Barclays Bank PLC	241,430	BRL	62,615	62,729	114
7/3/2018	Barclays Bank PLC	342,004	BRL	88,699	88,860	161
7/3/2018	Barclays Bank PLC	316,651	BRL	82,123	82,272	149
7/3/2018	Barclays Bank PLC	161,159	BRL	41,797	41,873	76
7/3/2018	Barclays Bank PLC	281,605	BRL	73,034	73,167	133
7/3/2018	Barclays Bank PLC	327,456	BRL	84,926	85,080	154
7/3/2018	Barclays Bank PLC	293,471	BRL	76,112	76,250	138
7/3/2018	Barclays Bank PLC	174,593	BRL	45,281	45,363	82
7/3/2018	Barclays Bank PLC	239,609	BRL	62,142	62,255	113
7/3/2018	Barclays Bank PLC	47,372	BRL	12,286	12,308	22
8/2/2018	Barclays Bank PLC	76,985	BRL	19,981	19,930	(51)
8/6/2018	Barclays Bank PLC	69,000	AUD	52,824	50,987	(1,837)
8/6/2018	Barclays Bank PLC	114,518	BRL	34,454	29,634	(4,820)
8/6/2018	Barclays Bank PLC	123,147	BRL	37,050	31,867	(5,183)
8/6/2018	Barclays Bank PLC	4,266,899	BRL	1,283,741	1,104,145	(179,596)
8/6/2018	Barclays Bank PLC	4,481,930	BRL	1,348,436	1,159,789	(188,647)
8/6/2018	Barclays Bank PLC	127,412	BRL	38,333	32,970	(5,363)
8/6/2018	Barclays Bank PLC	83,642	BRL	25,165	21,644	(3,521)
8/6/2018	Barclays Bank PLC	79,643	BRL	23,961	20,609	(3,352)
8/6/2018	Barclays Bank PLC	71,149	BRL	21,406	18,411	(2,995)
8/6/2018	Barclays Bank PLC	62,543	BRL	18,781	16,184	(2,597)
8/6/2018	Barclays Bank PLC	55,359	BRL	16,655	14,325	(2,330)
8/6/2018	Barclays Bank PLC	52,374	BRL	15,757	13,553	(2,204)
8/6/2018	Barclays Bank PLC	25,170	BRL	7,573	6,513	(1,060)
8/6/2018	Barclays Bank PLC	69,662	CAD	54,000	52,990	(1,010)
8/6/2018	Barclays Bank PLC	52,000	EUR	64,399	60,883	(3,516)
8/6/2018	Barclays Bank PLC	42,000	GBP	59,147	55,546	(3,601)
8/6/2018	Barclays Bank PLC	6,447,677	KRW	6,057	5,791	(266)
8/6/2018	Barclays Bank PLC	79,991	SEK	9,629	8,967	(662)
8/6/2018	Barclays Bank PLC	228,558	TRY	55,704	49,088	(6,616)
8/6/2018	Barclays Bank PLC	223,869	TRY	55,248	48,081	(7,167)
8/6/2018	Barclays Bank PLC	521,983	ZAR	43,692	37,898	(5,794)
9/19/2018	Barclays Bank PLC	100,000	AUD	75,752	73,904	(1,848)
9/19/2018	Barclays Bank PLC	21,622	CAD	16,643	16,459	(184)
9/19/2018	Barclays Bank PLC	115,501	CAD	87,000	87,924	924
9/19/2018	Barclays Bank PLC	75,669	CAD	57,000	57,602	602
9/19/2018	Barclays Bank PLC	18,253,466	CZK	846,743	822,336	(24,407)
9/19/2018	Barclays Bank PLC	228,000	EUR	271,591	267,870	(3,721)
9/19/2018	Barclays Bank PLC	68,000	EUR	80,637	79,891	(746)
9/19/2018	Barclays Bank PLC	141,000	EUR	167,194	165,656	(1,538)
9/19/2018	Barclays Bank PLC	124,000	EUR	147,268	145,684	(1,584)
9/19/2018	Barclays Bank PLC	76,000	EUR	88,348	89,290	942

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
9/19/2018	Barclays Bank PLC	77,000	EUR	$90,577	$90,465	$(112)
9/19/2018	Barclays Bank PLC	147,000	GBP	198,122	194,793	(3,329)
9/19/2018	Barclays Bank PLC	128,017	HKD	16,345	16,341	(4)
9/19/2018	Barclays Bank PLC	384,122	HKD	49,000	49,031	31
9/19/2018	Barclays Bank PLC	104,411,476	INR	1,537,158	1,509,118	(28,040)
9/19/2018	Barclays Bank PLC	5,223,118,666	KRW	4,901,897	4,699,819	(202,078)
9/19/2018	Barclays Bank PLC	15,030,416	KRW	14,042	13,525	(517)
9/19/2018	Barclays Bank PLC	19,566,181	KRW	18,280	17,606	(674)
9/19/2018	Barclays Bank PLC	18,481,624	KRW	17,145	16,630	(515)
9/19/2018	Barclays Bank PLC	30,943,364	KRW	28,403	27,843	(560)
9/19/2018	Barclays Bank PLC	77,166	SEK	8,877	8,680	(197)
9/19/2018	Barclays Bank PLC	35,771	SEK	4,186	4,024	(162)
9/19/2018	Barclays Bank PLC	3,690,365	SGD	2,777,047	2,711,395	(65,652)
9/19/2018	Barclays Bank PLC	819	SGD	615	602	(13)
9/19/2018	Barclays Bank PLC	5,409	SGD	4,060	3,974	(86)
9/19/2018	Barclays Bank PLC	3,728	SGD	2,797	2,739	(58)
9/19/2018	Barclays Bank PLC	76,865	SGD	57,000	56,475	(525)
9/19/2018	Barclays Bank PLC	37,507	TRY	7,573	7,905	332
9/19/2018	Barclays Bank PLC	34,533,921	TWD	1,171,142	1,139,440	(31,702)
9/19/2018	Barclays Bank PLC	18,819,863	ZAR	1,450,498	1,358,418	(92,080)
9/19/2018	Barclays Bank PLC	57,196	ZAR	4,408	4,128	(280)
9/19/2018	Barclays Bank PLC	11,705	ZAR	877	845	(32)
9/20/2018	Barclays Bank PLC	847,596,296	CLP	1,345,135	1,301,941	(43,194)
						$(954,055)

To Sell:
7/3/2018	Barclays Bank PLC	76,964	BRL	$20,715	$19,997	$718
7/3/2018	Barclays Bank PLC	7,939,968	BRL	2,168,117	2,062,967	105,150
7/3/2018	Barclays Bank PLC	35,200	BRL	9,573	9,146	427
7/3/2018	Barclays Bank PLC	241,430	BRL	64,451	62,727	1,724
7/3/2018	Barclays Bank PLC	342,004	BRL	91,202	88,860	2,342
7/3/2018	Barclays Bank PLC	316,651	BRL	84,553	82,272	2,281
7/3/2018	Barclays Bank PLC	161,159	BRL	42,940	41,873	1,067
7/3/2018	Barclays Bank PLC	281,605	BRL	74,529	73,167	1,362
7/3/2018	Barclays Bank PLC	327,456	BRL	85,213	85,080	133
7/3/2018	Barclays Bank PLC	293,471	BRL	75,272	76,250	(978)
7/3/2018	Barclays Bank PLC	174,593	BRL	45,870	45,363	507
7/3/2018	Barclays Bank PLC	239,609	BRL	63,101	62,255	846
7/3/2018	Barclays Bank PLC	47,372	BRL	12,533	12,308	225
7/3/2018	Barclays Bank PLC	207,174	BRL	53,730	53,828	(98)
7/3/2018	Barclays Bank PLC	339,339	BRL	88,007	88,167	(160)
7/3/2018	Barclays Bank PLC	354,283	BRL	91,883	92,050	(167)
7/3/2018	Barclays Bank PLC	201,365	BRL	52,224	52,319	(95)
7/3/2018	Barclays Bank PLC	184,314	BRL	47,802	47,889	(87)
7/3/2018	Barclays Bank PLC	95,539	BRL	24,778	24,823	(45)
7/3/2018	Barclays Bank PLC	37,240	BRL	9,658	9,676	(18)
7/3/2018	Barclays Bank PLC	4,380	BRL	1,136	1,138	(2)
7/3/2018	Barclays Bank PLC	49,770	BRL	12,908	12,931	(23)
7/3/2018	Barclays Bank PLC	27,942	BRL	7,247	7,260	(13)
7/3/2018	Barclays Bank PLC	8,976,135	BRL	2,327,956	2,332,184	(4,228)
8/2/2018	Barclays Bank PLC	56,440	BRL	14,684	14,611	73
8/2/2018	Barclays Bank PLC	8,976,135	BRL	2,338,205	2,323,746	14,459
8/2/2018	Barclays Bank PLC	102,122	BRL	26,364	26,437	(73)
8/6/2018	Barclays Bank PLC	4,481,930	BRL	1,348,436	1,159,789	188,647
8/6/2018	Barclays Bank PLC	228,558	TRY	55,704	49,088	6,616
8/6/2018	Barclays Bank PLC	223,869	TRY	55,248	48,081	7,167

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Sell:
8/6/2018	Barclays Bank PLC	127,412	BRL	$38,333	$32,970	$5,363
8/6/2018	Barclays Bank PLC	83,642	BRL	25,164	21,644	3,520
8/6/2018	Barclays Bank PLC	79,643	BRL	23,961	20,609	3,352
8/6/2018	Barclays Bank PLC	71,149	BRL	21,406	18,411	2,995
8/6/2018	Barclays Bank PLC	62,543	BRL	18,781	16,184	2,597
8/6/2018	Barclays Bank PLC	55,359	BRL	16,655	14,325	2,330
8/6/2018	Barclays Bank PLC	52,374	BRL	15,757	13,553	2,204
8/6/2018	Barclays Bank PLC	79,991	SEK	9,629	8,967	662
8/6/2018	Barclays Bank PLC	25,170	BRL	7,573	6,513	1,060
8/6/2018	Barclays Bank PLC	6,447,677	KRW	6,057	5,791	266
8/6/2018	Barclays Bank PLC	52,000	EUR	64,399	60,883	3,516
8/6/2018	Barclays Bank PLC	69,000	AUD	52,824	50,987	1,837
8/6/2018	Barclays Bank PLC	42,000	GBP	59,146	55,546	3,600
8/6/2018	Barclays Bank PLC	114,518	BRL	34,454	29,634	4,820
8/6/2018	Barclays Bank PLC	123,147	BRL	37,050	31,867	5,183
8/6/2018	Barclays Bank PLC	521,983	ZAR	43,692	37,898	5,794
8/6/2018	Barclays Bank PLC	69,662	CAD	54,000	52,990	1,010
8/6/2018	Barclays Bank PLC	4,266,899	BRL	1,283,741	1,104,145	179,596
9/19/2018	Barclays Bank PLC	2,187,390	TWD	74,182	72,172	2,010
9/19/2018	Barclays Bank PLC	9,512,508	INR	140,001	137,490	2,511
9/19/2018	Barclays Bank PLC	12,212	SGD	9,190	8,972	218
9/19/2018	Barclays Bank PLC	1,660,465	TWD	56,307	54,787	1,520
9/19/2018	Barclays Bank PLC	42,631,285	KRW	40,029	38,360	1,669
9/19/2018	Barclays Bank PLC	1,059,122,520	KRW	993,987	953,010	40,977
9/19/2018	Barclays Bank PLC	20,943	SGD	15,760	15,387	373
9/19/2018	Barclays Bank PLC	17,330	ZAR	1,338	1,251	87
9/19/2018	Barclays Bank PLC	102,345	SEK	11,894	11,513	381
9/19/2018	Barclays Bank PLC	510,069	NOK	63,713	62,788	925
9/19/2018	Barclays Bank PLC	124,433,200	HUF	465,975	443,590	22,385
9/19/2018	Barclays Bank PLC	1,447,764	PLN	402,128	387,208	14,920
9/19/2018	Barclays Bank PLC	192,570	PLN	53,483	51,503	1,980
9/19/2018	Barclays Bank PLC	18,199,877	HUF	68,110	64,881	3,229
9/19/2018	Barclays Bank PLC	1,054,455	CZK	48,817	47,504	1,313
9/19/2018	Barclays Bank PLC	85,000	AUD	64,840	62,818	2,022
9/19/2018	Barclays Bank PLC	8,208,970	INR	120,037	118,649	1,388
9/19/2018	Barclays Bank PLC	791,641	PHP	14,876	14,776	100
9/19/2018	Barclays Bank PLC	1,544,958	TWD	52,236	50,976	1,260
9/19/2018	Barclays Bank PLC	75,881,027	PHP	1,425,344	1,416,363	8,981
9/19/2018	Barclays Bank PLC	45,538,596	RUB	719,381	720,175	(794)
9/19/2018	Barclays Bank PLC	5,075,796	JPY	46,740	46,091	649
9/19/2018	Barclays Bank PLC	7,410,089	TRY	1,568,141	1,561,750	6,391
9/19/2018	Barclays Bank PLC	40,466	TRY	8,582	8,529	53
9/19/2018	Barclays Bank PLC	415,301	NOK	51,479	51,123	356
9/19/2018	Barclays Bank PLC	484,529	RUB	7,634	7,663	(29)
9/19/2018	Barclays Bank PLC	106,927	SEK	12,305	12,028	277
9/19/2018	Barclays Bank PLC	15,960,395	SEK	1,836,145	1,795,392	40,753
9/19/2018	Barclays Bank PLC	119,932	PLN	32,960	32,076	884
9/19/2018	Barclays Bank PLC	914,898	CZK	41,866	41,217	649
9/19/2018	Barclays Bank PLC	17,449,050	HUF	64,474	62,204	2,270
9/19/2018	Barclays Bank PLC	1,479,842	NOK	184,089	182,166	1,923
9/19/2018	Barclays Bank PLC	1,014,410	PHP	18,973	18,935	38
9/19/2018	Barclays Bank PLC	12,545,736	INR	183,546	181,331	2,215
9/19/2018	Barclays Bank PLC	1,524,799	TWD	51,494	50,310	1,184
9/19/2018	Barclays Bank PLC	2,034	SGD	1,527	1,494	33
9/19/2018	Barclays Bank PLC	1,678,518	KRW	1,570	1,510	60

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Sell:
9/19/2018	Barclays Bank PLC	111,000	EUR	$132,137	$130,411	$1,726
9/19/2018	Barclays Bank PLC	331,924	ZAR	24,937	23,958	979
9/19/2018	Barclays Bank PLC	842,887	RUB	13,314	13,330	(16)
9/19/2018	Barclays Bank PLC	25,808	TRY	5,469	5,439	30
9/19/2018	Barclays Bank PLC	331,368	NOK	41,233	40,791	442
9/19/2018	Barclays Bank PLC	78,269	SEK	9,055	8,805	250
9/19/2018	Barclays Bank PLC	1,100,187	CZK	50,777	49,564	1,213
9/19/2018	Barclays Bank PLC	148,747	PLN	41,181	39,783	1,398
9/19/2018	Barclays Bank PLC	18,607,189	HUF	68,629	66,333	2,296
9/19/2018	Barclays Bank PLC	10,757,582	INR	157,247	155,485	1,762
9/19/2018	Barclays Bank PLC	1,529,008	TWD	51,629	50,449	1,180
9/19/2018	Barclays Bank PLC	203,548	ZAR	15,267	14,692	575
9/19/2018	Barclays Bank PLC	153,371	NOK	19,206	18,880	326
9/19/2018	Barclays Bank PLC	39,022	SEK	4,553	4,390	163
9/19/2018	Barclays Bank PLC	78,031	TRY	16,364	16,446	(82)
9/19/2018	Barclays Bank PLC	922,497	CZK	42,583	41,559	1,024
9/19/2018	Barclays Bank PLC	78,226	PLN	21,579	20,922	657
9/19/2018	Barclays Bank PLC	17,127,834	HUF	63,483	61,059	2,424
9/19/2018	Barclays Bank PLC	11,356,181	INR	165,699	164,137	1,562
9/19/2018	Barclays Bank PLC	1,655,768	TWD	55,802	54,632	1,170
9/19/2018	Barclays Bank PLC	1,017,217	PHP	18,956	18,987	(31)
9/19/2018	Barclays Bank PLC	1,548	SGD	1,160	1,137	23
9/19/2018	Barclays Bank PLC	1,063,494	RUB	16,761	16,819	(58)
9/19/2018	Barclays Bank PLC	460,543	ZAR	34,325	33,242	1,083
9/19/2018	Barclays Bank PLC	78,629	NOK	9,846	9,679	167
9/19/2018	Barclays Bank PLC	51,087	TRY	10,545	10,767	(222)
9/19/2018	Barclays Bank PLC	26,911	SEK	3,149	3,027	122
9/19/2018	Barclays Bank PLC	62,850	PLN	17,303	16,809	494
9/19/2018	Barclays Bank PLC	14,495,186	HUF	53,446	51,674	1,772
9/19/2018	Barclays Bank PLC	860,934	CZK	39,560	38,786	774
9/19/2018	Barclays Bank PLC	2,093,923	TWD	70,455	69,089	1,366
9/19/2018	Barclays Bank PLC	11,994,469	INR	175,245	173,363	1,882
9/19/2018	Barclays Bank PLC	938,054	PHP	17,412	17,509	(97)
9/19/2018	Barclays Bank PLC	66,000	EUR	78,520	77,541	979
9/19/2018	Barclays Bank PLC	64,772	NOK	8,122	7,973	149
9/19/2018	Barclays Bank PLC	524,048	ZAR	39,247	37,826	1,421
9/19/2018	Barclays Bank PLC	1,517,538	RUB	24,154	23,999	155
9/19/2018	Barclays Bank PLC	45,051	TRY	9,355	9,495	(140)
9/19/2018	Barclays Bank PLC	13,760,813	HUF	50,735	49,056	1,679
9/19/2018	Barclays Bank PLC	56,092	PLN	15,546	15,002	544
9/19/2018	Barclays Bank PLC	917,821	CZK	42,480	41,349	1,131
9/19/2018	Barclays Bank PLC	2,134,432	TWD	71,619	70,425	1,194
9/19/2018	Barclays Bank PLC	11,378,494	INR	165,301	164,460	841
9/19/2018	Barclays Bank PLC	190,000	EUR	221,433	223,225	(1,792)
9/19/2018	Barclays Bank PLC	1,257,406	RUB	19,815	19,885	(70)
9/19/2018	Barclays Bank PLC	124,191	SEK	14,249	13,970	279
9/19/2018	Barclays Bank PLC	364,871	ZAR	26,815	26,336	479
9/19/2018	Barclays Bank PLC	143,657	NOK	17,722	17,684	38
9/19/2018	Barclays Bank PLC	117,216	PLN	31,798	31,350	448
9/19/2018	Barclays Bank PLC	864,487	CZK	39,138	38,946	192
9/19/2018	Barclays Bank PLC	22,636,331	HUF	81,661	80,696	965
9/19/2018	Barclays Bank PLC	10,760,054	INR	156,074	155,521	553
9/19/2018	Barclays Bank PLC	6,332,139	KRW	5,751	5,698	53
9/19/2018	Barclays Bank PLC	42,775	SGD	31,711	31,428	283
9/19/2018	Barclays Bank PLC	1,956,598	RUB	30,557	30,943	(386)
9/19/2018	Barclays Bank PLC	632,359	ZAR	46,447	45,644	803

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Sell:
9/19/2018	Barclays Bank PLC	69,456	TRY	$14,160	$14,639	$(479)
9/19/2018	Barclays Bank PLC	203,179	NOK	25,086	25,011	75
9/19/2018	Barclays Bank PLC	48,254	SEK	5,508	5,428	80
9/19/2018	Barclays Bank PLC	117,757	PLN	31,933	31,494	439
9/19/2018	Barclays Bank PLC	848,094	CZK	38,429	38,208	221
9/19/2018	Barclays Bank PLC	19,285,882	HUF	69,695	68,752	943
9/19/2018	Barclays Bank PLC	10,836,002	INR	157,064	156,619	445
9/19/2018	Barclays Bank PLC	1,737,299	TWD	57,954	57,322	632
9/19/2018	Barclays Bank PLC	847,032	PHP	15,721	15,810	(89)
9/19/2018	Barclays Bank PLC	56,031	SGD	41,501	41,167	334
9/19/2018	Barclays Bank PLC	58,348,836	KRW	52,939	52,503	436
9/19/2018	Barclays Bank PLC	2,161,491	RUB	33,403	34,183	(780)
9/19/2018	Barclays Bank PLC	1,175,109	ZAR	83,696	84,819	(1,123)
9/19/2018	Barclays Bank PLC	188,135	NOK	22,975	23,159	(184)
9/19/2018	Barclays Bank PLC	64,649	SEK	7,285	7,272	13
9/19/2018	Barclays Bank PLC	158,504	PLN	42,468	42,392	76
9/19/2018	Barclays Bank PLC	868,708	CZK	38,990	39,136	(146)
9/19/2018	Barclays Bank PLC	17,052,265	HUF	61,015	60,790	225
9/19/2018	Barclays Bank PLC	11,921,203	INR	172,721	172,304	417
9/19/2018	Barclays Bank PLC	1,658,352	TWD	55,189	54,717	472
9/19/2018	Barclays Bank PLC	373,632	PHP	6,929	6,974	(45)
9/19/2018	Barclays Bank PLC	101,030	SGD	74,568	74,229	339
9/19/2018	Barclays Bank PLC	27,501,421	KRW	24,908	24,746	162
9/19/2018	Barclays Bank PLC	360,423	NOK	44,153	44,367	(214)
9/19/2018	Barclays Bank PLC	2,395,307	RUB	37,312	37,881	(569)
9/19/2018	Barclays Bank PLC	1,240,530	ZAR	89,570	89,542	28
9/19/2018	Barclays Bank PLC	46,135	TRY	9,344	9,723	(379)
9/19/2018	Barclays Bank PLC	146,100	SEK	16,540	16,435	105
9/19/2018	Barclays Bank PLC	191,208	PLN	51,310	51,139	171
9/19/2018	Barclays Bank PLC	14,902,224	HUF	53,472	53,125	347
9/19/2018	Barclays Bank PLC	958,214	CZK	43,070	43,168	(98)
9/19/2018	Barclays Bank PLC	21,129,757	KRW	19,100	19,013	87
9/19/2018	Barclays Bank PLC	11,217,851	INR	162,481	162,138	343
9/19/2018	Barclays Bank PLC	1,631,251	TWD	54,155	53,823	332
9/19/2018	Barclays Bank PLC	86,945	SGD	63,928	63,881	47
9/19/2018	Barclays Bank PLC	470,584	PHP	8,726	8,784	(58)
9/19/2018	Barclays Bank PLC	1,860,371	RUB	28,855	29,421	(566)
9/19/2018	Barclays Bank PLC	443,372	NOK	54,439	54,578	(139)
9/19/2018	Barclays Bank PLC	1,096,527	ZAR	78,864	79,147	(283)
9/19/2018	Barclays Bank PLC	164,343	SEK	18,502	18,487	15
9/19/2018	Barclays Bank PLC	16,214	TRY	3,281	3,417	(136)
9/19/2018	Barclays Bank PLC	1,051,424	CZK	47,074	47,368	(294)
9/19/2018	Barclays Bank PLC	187,607	PLN	50,131	50,176	(45)
9/19/2018	Barclays Bank PLC	16,536,939	HUF	58,841	58,952	(111)
9/19/2018	Barclays Bank PLC	93,181	SGD	68,739	68,462	277
9/19/2018	Barclays Bank PLC	89,286,947	KRW	80,829	80,341	488
9/19/2018	Barclays Bank PLC	191,441	PHP	3,557	3,573	(16)
9/19/2018	Barclays Bank PLC	10,459,937	INR	152,475	151,183	1,292
9/19/2018	Barclays Bank PLC	1,633,183	TWD	54,073	53,887	186
9/19/2018	Barclays Bank PLC	80,000	EUR	93,851	93,990	(139)
9/19/2018	Barclays Bank PLC	2,385,835	RUB	37,465	37,731	(266)
9/19/2018	Barclays Bank PLC	374,807	NOK	46,363	46,138	225
9/19/2018	Barclays Bank PLC	1,003,967	ZAR	73,398	72,466	932
9/19/2018	Barclays Bank PLC	8,547	TRY	1,747	1,802	(55)
9/19/2018	Barclays Bank PLC	13,437,996	HUF	48,443	47,905	538

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Sell:
9/19/2018	Barclays Bank PLC	203,394	PLN	$54,927	$54,398	$529
9/19/2018	Barclays Bank PLC	1,007,148	CZK	45,593	45,373	220
9/19/2018	Barclays Bank PLC	105,655	SGD	77,653	77,627	26
9/19/2018	Barclays Bank PLC	50,795,535	KRW	45,622	45,706	(84)
9/19/2018	Barclays Bank PLC	9,498,688	INR	137,922	137,290	632
9/19/2018	Barclays Bank PLC	1,637,300	TWD	54,072	54,022	50
9/19/2018	Barclays Bank PLC	347,795	PHP	6,467	6,492	(25)
9/19/2018	Barclays Bank PLC	42,000	EUR	49,219	49,344	(125)
9/19/2018	Barclays Bank PLC	1,939,412	RUB	30,575	30,671	(96)
9/19/2018	Barclays Bank PLC	332,446	NOK	40,991	40,924	67
9/19/2018	Barclays Bank PLC	864,968	ZAR	63,292	62,433	859
9/19/2018	Barclays Bank PLC	178,351	SEK	20,166	20,063	103
9/19/2018	Barclays Bank PLC	13,331,809	HUF	48,023	47,527	496
9/19/2018	Barclays Bank PLC	190,621	PLN	51,389	50,982	407
9/19/2018	Barclays Bank PLC	986,825	CZK	44,699	44,457	242
9/19/2018	Barclays Bank PLC	118,423,862	KRW	106,480	106,559	(79)
9/19/2018	Barclays Bank PLC	1,713,927	TWD	56,626	56,551	75
9/19/2018	Barclays Bank PLC	10,508,357	INR	152,432	151,883	549
9/19/2018	Barclays Bank PLC	137,967	SGD	101,525	101,368	157
9/19/2018	Barclays Bank PLC	203,591	PHP	3,785	3,800	(15)
9/19/2018	Barclays Bank PLC	858,057	ZAR	62,425	61,935	490
9/19/2018	Barclays Bank PLC	1,330,988	RUB	20,937	21,049	(112)
9/19/2018	Barclays Bank PLC	284,087	NOK	35,079	34,971	108
9/19/2018	Barclays Bank PLC	69,319	SEK	7,867	7,798	69
9/19/2018	Barclays Bank PLC	11,619	TRY	2,396	2,449	(53)
9/19/2018	Barclays Bank PLC	159,339	PLN	42,897	42,616	281
9/19/2018	Barclays Bank PLC	999,266	CZK	45,213	45,018	195
9/19/2018	Barclays Bank PLC	10,239,407	HUF	36,843	36,502	341
9/19/2018	Barclays Bank PLC	1,732,165	TWD	57,079	57,152	(73)
9/19/2018	Barclays Bank PLC	10,347,870	INR	149,335	149,564	(229)
9/19/2018	Barclays Bank PLC	86,541,798	KRW	77,577	77,871	(294)
9/19/2018	Barclays Bank PLC	122,034	SGD	89,680	89,661	19
9/19/2018	Barclays Bank PLC	883,419	PHP	16,369	16,490	(121)
9/19/2018	Barclays Bank PLC	812,729	ZAR	58,929	58,663	266
9/19/2018	Barclays Bank PLC	1,284,636	RUB	20,131	20,316	(185)
9/19/2018	Barclays Bank PLC	174,979	SEK	19,763	19,683	80
9/19/2018	Barclays Bank PLC	11,626	TRY	2,426	2,450	(24)
9/19/2018	Barclays Bank PLC	338,145	NOK	41,580	41,625	(45)
9/19/2018	Barclays Bank PLC	195,016	PLN	52,298	52,158	140
9/19/2018	Barclays Bank PLC	12,935,914	HUF	46,171	46,115	56
9/19/2018	Barclays Bank PLC	1,066,411	CZK	48,305	48,043	262
9/19/2018	Barclays Bank PLC	101,935,018	KRW	91,098	91,722	(624)
9/19/2018	Barclays Bank PLC	429,292	PHP	7,950	8,013	(63)
9/19/2018	Barclays Bank PLC	125,482	SGD	91,878	92,195	(317)
9/19/2018	Barclays Bank PLC	11,328,399	INR	162,291	163,736	(1,445)
9/19/2018	Barclays Bank PLC	1,808,963	TWD	59,386	59,686	(300)
9/19/2018	Barclays Bank PLC	43,000	EUR	49,979	50,520	(541)
9/19/2018	Barclays Bank PLC	1,003,638	RUB	15,777	15,872	(95)
9/19/2018	Barclays Bank PLC	69,244	TRY	14,545	14,594	(49)
9/19/2018	Barclays Bank PLC	144,576	SEK	16,183	16,263	(80)
9/19/2018	Barclays Bank PLC	774,858	ZAR	55,563	55,929	(366)
9/19/2018	Barclays Bank PLC	328,020	NOK	40,264	40,379	(115)
9/19/2018	Barclays Bank PLC	12,537,446	HUF	44,484	44,695	(211)
9/19/2018	Barclays Bank PLC	196,411	PLN	52,213	52,531	(318)
9/19/2018	Barclays Bank PLC	1,067,973	CZK	47,747	48,113	(366)
9/19/2018	Barclays Bank PLC	130,572,959	KRW	117,389	117,491	(102)

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Sell:
9/19/2018	Barclays Bank PLC	1,871,298	TWD	$61,736	$61,743	$(7)
9/19/2018	Barclays Bank PLC	11,257,053	INR	162,416	162,705	(289)
9/19/2018	Barclays Bank PLC	122,433	SGD	89,908	89,954	(46)
9/19/2018	Barclays Bank PLC	348,391	NOK	42,820	42,886	(66)
9/19/2018	Barclays Bank PLC	134,219	SEK	15,063	15,098	(35)
9/19/2018	Barclays Bank PLC	1,283,394	ZAR	92,142	92,635	(493)
9/19/2018	Barclays Bank PLC	1,122,513	RUB	17,726	17,752	(26)
9/19/2018	Barclays Bank PLC	50,559	TRY	10,674	10,656	18
9/19/2018	Barclays Bank PLC	14,773,639	HUF	52,529	52,666	(137)
9/19/2018	Barclays Bank PLC	1,055,416	CZK	47,456	47,547	(91)
9/19/2018	Barclays Bank PLC	232,938	PLN	62,209	62,300	(91)
9/20/2018	Barclays Bank PLC	2,315,361	ILS	652,403	636,253	16,150
9/20/2018	Barclays Bank PLC	105,336	ILS	29,706	28,946	760
9/20/2018	Barclays Bank PLC	13,970,312	CLP	22,210	21,459	751
9/20/2018	Barclays Bank PLC	102,463	ILS	28,846	28,156	690
9/20/2018	Barclays Bank PLC	6,447,703	CLP	10,239	9,904	335
9/20/2018	Barclays Bank PLC	107,724	ILS	30,316	29,602	714
9/20/2018	Barclays Bank PLC	9,596,208	CLP	15,163	14,740	423
9/20/2018	Barclays Bank PLC	103,079	ILS	29,002	28,326	676
9/20/2018	Barclays Bank PLC	8,489,436	CLP	13,385	13,040	345
9/20/2018	Barclays Bank PLC	94,345	ILS	26,461	25,926	535
9/20/2018	Barclays Bank PLC	9,964,820	CLP	15,665	15,306	359
9/20/2018	Barclays Bank PLC	82,853	ILS	23,214	22,768	446
9/20/2018	Barclays Bank PLC	11,955,350	CLP	18,914	18,364	550
9/20/2018	Barclays Bank PLC	110,756	ILS	30,802	30,435	367
9/20/2018	Barclays Bank PLC	6,850,395	CLP	10,741	10,523	218
9/20/2018	Barclays Bank PLC	89,417	ILS	24,807	24,571	236
9/20/2018	Barclays Bank PLC	21,047,536	CLP	33,116	32,330	786
9/20/2018	Barclays Bank PLC	80,730	ILS	22,283	22,184	99
9/20/2018	Barclays Bank PLC	6,672,031	CLP	10,395	10,249	146
9/20/2018	Barclays Bank PLC	14,261,409	CLP	22,231	21,906	325
9/20/2018	Barclays Bank PLC	67,892	ILS	18,775	18,656	119
9/20/2018	Barclays Bank PLC	16,445,320	CLP	25,780	25,261	519
9/20/2018	Barclays Bank PLC	72,794	ILS	20,210	20,003	207
9/20/2018	Barclays Bank PLC	17,644,336	CLP	27,644	27,102	542
9/20/2018	Barclays Bank PLC	59,492	ILS	16,540	16,348	192
9/20/2018	Barclays Bank PLC	21,561,620	CLP	33,801	33,118	683
9/20/2018	Barclays Bank PLC	59,898	ILS	16,661	16,460	201
9/20/2018	Barclays Bank PLC	18,134,609	CLP	28,385	27,855	530
9/20/2018	Barclays Bank PLC	51,537	ILS	14,288	14,162	126
9/20/2018	Barclays Bank PLC	23,335,629	CLP	36,543	35,844	699
9/20/2018	Barclays Bank PLC	74,156	ILS	20,451	20,378	73
9/20/2018	Barclays Bank PLC	18,564,816	CLP	28,743	28,516	227
9/20/2018	Barclays Bank PLC	79,195	ILS	21,855	21,762	93
9/20/2018	Barclays Bank PLC	29,577,829	CLP	45,721	45,433	288
9/20/2018	Barclays Bank PLC	103,054	ILS	28,300	28,319	(19)
9/20/2018	Barclays Bank PLC	28,009,854	CLP	43,108	43,024	84
						$791,662
	Net unrealized depreciation on forward foreign currency contracts					$(162,393)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS

June 30, 2018

Shares		Value
	INVESTMENTS - 69.1%
	EXCHANGE TRADED FUNDS - 6.0%
	COMMODITY FUNDS - 1.2%
10,000	SPDR Gold Shares	$1,186,500

	DEBT FUNDS - 2.9%
64,900	Invesco Senior Loan ETF	1,486,210
31,800	SPDR Blackstone / GSO Senior Loan ETF	1,493,646
		2,979,856
	EQUITY FUNDS - 1.9%
8,342	Consumer Discretionary Select Sector SPDR Fund	911,781
1,191	Consumer Staples Select Sector SPDR Fund	61,372
7,626	Energy Select Sector SPDR Fund	579,119
2,190	Financial Select Sector SPDR Fund	58,232
668	Health Care Select Sector SPDR Fund	55,751
869	Industrial Select Sector SPDR Fund	62,246
1,000	Materials Select Sector SPDR Fund	58,070
902	Technology Select Sector SPDR Fund	62,662
1,121	Utilities Select Sector SPDR Fund	58,247
		1,907,480

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,201,987)	6,073,836
	EXCHANGE TRADED NOTES - 0.0% *
	DEBT FUNDS - 0.0% *
2,330	iPath Bloomberg Nickel Subindex Total Return ETN (Cost - $30,069)	42,779

Principal
Amount ($)		Yield (b)	Maturity
	U.S. TREASURY SECURITIES - 7.3%
$5,000,000	U.S. Treasury Note	1.8750	12/31/2019	4,955,273
2,500,000	U.S. Treasury Note	2.2500	3/31/2020	2,488,672
	TOTAL U.S. TREASURY SECURITIES (Cost - $7,486,969)			7,443,945

	SHORT-TERM INVESTMENTS - 55.8%
	U.S. TREASURY BILLS - 55.8%
44,000,000	U.S. Treasury Bill	1.0100	7/5/2018	43,993,914
12,800,000	U.S. Treasury Bill	1.9300	9/20/2018	12,744,769
	TOTAL SHORT-TERM INVESTMENTS (Cost - $56,736,272)			56,738,683

	TOTAL INVESTMENTS - 69.1% (Cost - $70,455,297)			$70,299,243
	OTHER ASSETS LESS LIABILITIES - 30.9%			31,493,625
	TOTAL NET ASSETS - 100.0%			$101,792,868

*	Less than 0.05%

(a)	All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.

(b)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018

	SHORT FUTURES CONTRACTS
					Unrealized
				Notional Value at	Appreciation/
Contracts	Issue	Counterparty	Expiration	June 30, 2018	(Depreciation)
26	90-Day Euro$ Future	Bank of America Merrill Lynch	December-18	6,328,400	$7,375
118	90-Day Euro$ Future	Bank of America Merrill Lynch	September-19	28,638,600	10,925
668	90-Day Euro$ Future	Bank of America Merrill Lynch	December-19	162,048,450	8,938
12	90-Day Euro$ Future	Bank of America Merrill Lynch	September-20	2,910,750	4,200
7	90-Day Euro$ Future	Bank of America Merrill Lynch	September-21	1,698,113	1,400
2	90-Day Euro$ Future	Bank of America Merrill Lynch	September-22	485,125	175
65	90-Day Sterling Future	Bank of America Merrill Lynch	June-19	10,619,772	522
1	Amsterdam Index Future	Bank of America Merrill Lynch	July-18	128,804	(252)
35	Australian Dollar Future	Bank of America Merrill Lynch	September-18	2,589,300	47,980
76	Australian 3YR Bond Future	Bank of America Merrill Lynch	September-18	6,252,232	(22,142)
25	Bank Acceptance Future	Bank of America Merrill Lynch	June-19	4,638,384	(2,762)
132	BIST National 30 Index	Bank of America Merrill Lynch	August-18	349,147	1,165
16	BP Currency Future	Bank of America Merrill Lynch	September-18	1,323,600	3,344
39	Canadian Dollar Future	Bank of America Merrill Lynch	September-18	2,970,240	10,590
23	Canadian 10YR Bond Future	Bank of America Merrill Lynch	September-18	2,390,307	(19,934)
2	Canola Future (WCE) (a)	Bank of America Merrill Lynch	November-18	15,490	30
3	Cattle Feeder Future (a)	Bank of America Merrill Lynch	August-18	226,988	(15,913)
3	CBOE Volatility Index Future	Bank of America Merrill Lynch	July-18	48,075	(5,635)
2	CBOE Volatility Index Future	Bank of America Merrill Lynch	August-18	32,750	(3,220)
1	CBOE Volatility Index Future	Bank of America Merrill Lynch	December-18	17,025	(175)
1	Coffee Robusta Future (a)	Bank of America Merrill Lynch	November-18	16,830	580
16	Coffee Robusta Future (a)	Bank of America Merrill Lynch	September-18	270,400	3,560
48	Coffee Future (a)	Bank of America Merrill Lynch	September-18	2,071,800	57,938
3	Coffee Future (a)	Bank of America Merrill Lynch	December-18	133,369	5,400
6	Copper Future (a)	Bank of America Merrill Lynch	September-18	444,900	4,075
2	Copper Future (a)	Bank of America Merrill Lynch	December-18	149,400	1,963
235	Corn Future (a)	Bank of America Merrill Lynch	December-18	4,362,188	49,925
9	Corn Future (a)	Bank of America Merrill Lynch	March-19	171,563	2,350
10	Corn Future (a)	Bank of America Merrill Lynch	May-19	194,000	3,375
1	Crude Palm Oil Future (a)	Bank of America Merrill Lynch	August-18	14,395	(242)
3	Crude Palm Oil Future (a)	Bank of America Merrill Lynch	September-18	43,186	823
1	Crude Palm Oil Future (a)	Bank of America Merrill Lynch	October-18	14,420	(73)
2	DAX Index	Bank of America Merrill Lynch	September-18	718,540	1,410
2	DIJA Mini E-CBOT	Bank of America Merrill Lynch	September-18	242,650	320
1	Euro BUXL 30Yr Bond	Bank of America Merrill Lynch	September-18	207,474	(117)
10	Euro FX Currency Future	Bank of America Merrill Lynch	September-18	1,467,063	10,037
12	Euro BTP Future	Bank of America Merrill Lynch	September-18	1,782,710	(5,394)
83	Euro SCHATZ Future	Bank of America Merrill Lynch	September-18	10,861,787	(11,852)
4	FTSE 100 Index	Bank of America Merrill Lynch	September-18	401,436	(7,983)
39	FTSE CHINA A50	Bank of America Merrill Lynch	July-18	449,670	(1,722)
8	FTSE KLCI Future	Bank of America Merrill Lynch	July-18	167,991	(2,672)
15	FTSE/JSE Top 40 Index Future	Bank of America Merrill Lynch	September-18	565,647	(17,086)
1	Gasoline RBOB (a)	Bank of America Merrill Lynch	November-18	83,626	(4,826)
38	Gold 100 Oz Future (a)	Bank of America Merrill Lynch	August-18	4,767,100	85,540
1	Hang Seng Index	Bank of America Merrill Lynch	July-18	183,074	(2,645)
17	HSCEI Future	Bank of America Merrill Lynch	July-18	1,177,581	(3,904)
6	IBEX 35 Index	Bank of America Merrill Lynch	July-18	672,635	10,110
4	JPN 10YR Bond (OSE)	Bank of America Merrill Lynch	September-18	5,447,208	(275)
19	JPN YEN Currency Future	Bank of America Merrill Lynch	September-18	2,153,531	11,662
4	KC HRW Wheat Future (a)	Bank of America Merrill Lynch	September-18	97,700	2,300
7	Korea 10 Year Bond Future	Bank of America Merrill Lynch	September-18	761,238	(6,981)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018

	SHORT FUTURES CONTRACTS (Continued)
					Unrealized
				Notional Value at	Appreciation/
Contracts	Issue	Counterparty	Expiration	June 30, 2018	(Depreciation)
10	KOSPI2 Index	Bank of America Merrill Lynch	September-18	672,948	$8,834
15	Lean Hogs (a)	Bank of America Merrill Lynch	August-18	458,700	9,730
2	Lean Hogs (a)	Bank of America Merrill Lynch	October-18	47,820	750
1	Lean Hogs (a)	Bank of America Merrill Lynch	December-18	21,820	430
28	Live Cattle (a)	Bank of America Merrill Lynch	August-18	1,195,320	(38,930)
1	Live Cattle (a)	Bank of America Merrill Lynch	December-18	45,480	(2,070)
6	LME Zinc (a)	Bank of America Merrill Lynch	September-18	428,550	4,363
44	Mexican Peso Future	Bank of America Merrill Lynch	September-18	1,093,620	(41,680)
6	Mill Wheat Euro (a)	Bank of America Merrill Lynch	September-18	62,522	(1,033)
4	Mill Wheat Euro (a)	Bank of America Merrill Lynch	December-18	42,440	(408)
10	Mini Bovespa Future	Bank of America Merrill Lynch	August-18	38,032	(1,320)
4	Mini FTSE/MIB Future	Bank of America Merrill Lynch	September-18	100,727	(1,279)
8	Mini H-Shares Index	Bank of America Merrill Lynch	July-18	110,831	324
9	Mini HSI Index	Bank of America Merrill Lynch	July-18	329,534	(1,708)
2	Mini MSCI EAFE	Bank of America Merrill Lynch	September-18	195,540	(1,620)
14	Mini MSCI Emerging Market	Bank of America Merrill Lynch	September-18	744,310	8,205
2	NASDAQ 100 E-Mini	Bank of America Merrill Lynch	September-18	282,670	(400)
13	Natural Gas Future (a)	Bank of America Merrill Lynch	August-18	380,120	6,680
17	New Zealand Future	Bank of America Merrill Lynch	September-18	1,150,900	41,465
50	NIKKEI 225 (CME)	Bank of America Merrill Lynch	September-18	5,566,250	107,975
1	NIKKEI 225 (OSE)	Bank of America Merrill Lynch	September-18	201,237	(546)
2	NIKKEI 225 (SGX)	Bank of America Merrill Lynch	September-18	200,785	(162)
13	NIKKEI 225 Mini	Bank of America Merrill Lynch	September-18	261,608	(23)
1	NY Harbor ULSD Futures (a)	Bank of America Merrill Lynch	November-18	93,568	(4,263)
26	Platinum Future (a)	Bank of America Merrill Lynch	October-18	1,115,010	17,525
1	Rapeseed Euro (a)	Bank of America Merrill Lynch	August-18	20,914	256
1	Russell 2000 Mini Future	Bank of America Merrill Lynch	September-18	82,375	(670)
7	SGX Nifty 50	Bank of America Merrill Lynch	July-18	149,688	530
22	Short-Term Euro-BTP	Bank of America Merrill Lynch	September-18	2,842,682	(28,338)
33	Silver Future (a)	Bank of America Merrill Lynch	September-18	2,672,670	7,880
97	Soybean Future (a)	Bank of America Merrill Lynch	November-18	4,268,000	145,350
5	Soybean Future (a)	Bank of America Merrill Lynch	January-19	222,250	6,137
4	Soybean Meal Future (a)	Bank of America Merrill Lynch	December-18	131,960	2,130
2	Soybean Meal Future (a)	Bank of America Merrill Lynch	January-19	65,600	1,010
52	Soybean Oil Future (a)	Bank of America Merrill Lynch	December-18	927,888	228
4	Soybean Oil Future (a)	Bank of America Merrill Lynch	January-19	71,976	96
7	SPI 200 Future	Bank of America Merrill Lynch	September-18	794,929	(3,547)
2	STOXX EUROPE 600	Bank of America Merrill Lynch	September-18	18,728	512
19	Swiss Franc Future	Bank of America Merrill Lynch	September-18	2,411,813	15,950
20	SX5E Dividend Future	Bank of America Merrill Lynch	December-20	291,654	3,174
3	TOPIX Index Future	Bank of America Merrill Lynch	September-18	468,695	(2,573)
284	US 10YR Note (CBT)	Bank of America Merrill Lynch	September-18	34,133,250	(12,870)
33	US 10 Year Ultra Future	Bank of America Merrill Lynch	September-18	4,231,734	(5,953)
140	US 2YR Note (CBT) Future	Bank of America Merrill Lynch	September-18	29,655,938	68,109
88	US 5YR Note (CBT) Future	Bank of America Merrill Lynch	September-18	9,998,313	27,555
28	US Long Bond (CBT)	Bank of America Merrill Lynch	September-18	4,060,000	(11,773)
10	US Ultra Bond (CBT) Future	Bank of America Merrill Lynch	September-18	1,595,625	(18,930)
4	VSTOXX Future	Bank of America Merrill Lynch	August-18	7,566	(160)
11	VSTOXX Future	Bank of America Merrill Lynch	July-18	20,998	(770)
1	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	December-18	25,838	300
1	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	March-19	26,613	475

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018

	SHORT FUTURES CONTRACTS (Continued)
					Unrealized
				Notional Value at	Appreciation/
Contracts	Issue	Counterparty	Expiration	June 30, 2018	(Depreciation)
2	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	September-18	50,125	$(800)
14	White Sugar (ICE) (a)	Bank of America Merrill Lynch	August-18	244,650	(5,145)
2	White Sugar (ICE) (a)	Bank of America Merrill Lynch	October-18	34,390	(515)
7	WIG20 Index Future	Bank of America Merrill Lynch	September-18	77,928	4,460
2	World Sugar #11 (a)	Bank of America Merrill Lynch	March-19	29,008	123
3	World Sugar #11 (a)	Bank of America Merrill Lynch	May-19	43,814	(157)
140	World Sugar #11 (a)	Bank of America Merrill Lynch	October-18	1,920,800	60,211
1	WTI Crude Future (a)	Bank of America Merrill Lynch	October-18	70,920	(5,510)
2	XAF Financial	Bank of America Merrill Lynch	September-18	163,700	9,325
2	XAK Technology	Bank of America Merrill Lynch	September-18	139,960	70
1	XAP Consumer Staples	Bank of America Merrill Lynch	September-18	51,830	(670)
1	XAU Utilities	Bank of America Merrill Lynch	September-18	52,250	(2,680)
					$575,866

	LONG FUTURES CONTRACTS
					Unrealized
				Notional Value at	Appreciation/
Contracts	Issue	Counterparty	Expiration	June 30, 2018	(Depreciation)
17	3MO Euro EURIBOR	Bank of America Merrill Lynch	March-19	4,975,983	$6,285
77	3MO Euro EURIBOR	Bank of America Merrill Lynch	June-19	22,534,907	13,010
5	3MO Euro EURIBOR	Bank of America Merrill Lynch	June-20	1,459,000	2,658
7	3MO Euro EURIBOR	Bank of America Merrill Lynch	September-20	2,040,762	579
9	3MO Euro EURIBOR	Bank of America Merrill Lynch	September-21	2,614,510	(96)
25	90-Day Bank Bill	Bank of America Merrill Lynch	March-19	18,379,713	3,043
6	90-Day Bank Bill	Bank of America Merrill Lynch	September-19	4,410,157	107
12	Amsterdam Index	Bank of America Merrill Lynch	July-18	1,545,650	(39,145)
1	Australian Dollar Future	Bank of America Merrill Lynch	September-18	73,980	(10)
30	Australian 10Y Bond Future	Bank of America Merrill Lynch	September-18	2,867,368	13,562
41	Brent Crude Future (a)	Bank of America Merrill Lynch	September-18	3,248,430	199,680
4	Brent Crude Future (a)	Bank of America Merrill Lynch	October-18	315,440	9,540
3	Brent Crude Future (a)	Bank of America Merrill Lynch	November-18	235,590	10,950
1	Brent Crude Future (a)	Bank of America Merrill Lynch	December-18	78,130	980
2	Brent Fin Last Future (a)	Bank of America Merrill Lynch	September-18	158,460	2,840
45	CAC40 10 Euro Future	Bank of America Merrill Lynch	July-18	2,795,379	(56,934)
1	Canadian 10YR Bond Future	Bank of America Merrill Lynch	September-18	103,926	(68)
7	Canola Future (WCE) (a)	Bank of America Merrill Lynch	November-18	54,214	(1,479)
1	Cattle Feeder Future (a)	Bank of America Merrill Lynch	August-18	75,663	2,837
5	CBOE VIX Future	Bank of America Merrill Lynch	July-18	80,125	725
18	CBOE VIX Future	Bank of America Merrill Lynch	August-18	294,750	(1,650)
8	CBOE VIX Future	Bank of America Merrill Lynch	September-18	133,800	(1,950)
8	CBOE VIX Future	Bank of America Merrill Lynch	October-18	136,600	(50)
9	CBOE VIX Future	Bank of America Merrill Lynch	November-18	153,675	425
3	CBOE VIX Future	Bank of America Merrill Lynch	December-18	51,075	(725)
20	Cocoa (ICE) Future (a)	Bank of America Merrill Lynch	September-18	484,268	37,397
31	Cocoa Future (a)	Bank of America Merrill Lynch	September-18	778,720	53,980
25	Cotton No. 2 Future (a)	Bank of America Merrill Lynch	December-18	1,049,000	(108,935)
2	DAX Index	Bank of America Merrill Lynch	September-18	718,540	803
12	DJIA Mini e-CBOT	Bank of America Merrill Lynch	September-18	1,455,900	(39,030)
14	Dollar Index Future	Bank of America Merrill Lynch	September-18	1,320,886	5,638
2	E-Mini Crude Oil Future (a)	Bank of America Merrill Lynch	August-18	74,150	6,950
15	Euro BUXL 30Yr Bond	Bank of America Merrill Lynch	September-18	3,112,106	43,155
8	Euro CHF 3 Month ICE Future	Bank of America Merrill Lynch	March-19	2,028,501	470

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018

	LONG FUTURES CONTRACTS (Continued)
					Unrealized
				Notional Value at	Appreciation/
Contracts	Issue	Counterparty	Expiration	June 30, 2018	(Depreciation)
47	Euro STOXX 50	Bank of America Merrill Lynch	September-18	1,860,807	$(47,586)
149	Euro-BOBL Future	Bank of America Merrill Lynch	September-18	22,992,957	88,683
3	Euro BTP Future	Bank of America Merrill Lynch	September-18	445,677	6,520
76	Euro-Bund Future	Bank of America Merrill Lynch	September-18	14,423,685	105,685
105	Euro OAT Future	Bank of America Merrill Lynch	September-18	18,945,492	198,764
270	Euro SCHATZ Future	Bank of America Merrill Lynch	September-18	35,333,522	28,361
28	FTSE 100 Index	Bank of America Merrill Lynch	September-18	2,810,049	3,665
13	FTSE CHINA A50	Bank of America Merrill Lynch	July-18	149,890	(910)
3	FTSE/MIB Index Future	Bank of America Merrill Lynch	September-18	377,726	(5,959)
23	Gasoline RBOB (a)	Bank of America Merrill Lynch	August-18	2,078,059	109,780
1	Gasoline RBOB (a)	Bank of America Merrill Lynch	September-18	89,548	4,469
4	Gold 100 Oz. Future (a)	Bank of America Merrill Lynch	August-18	501,800	480
4	Hang Seng Index	Bank of America Merrill Lynch	July-18	732,297	6,744
1	IBEX 35 Index	Bank of America Merrill Lynch	July-18	112,106	(796)
3	ICE ECX Emission (a)	Bank of America Merrill Lynch	December-18	52,505	3,858
24	JPN 10YR Bond (OSE)	Bank of America Merrill Lynch	September-18	32,683,248	33,258
2	JPN YEN Currency Future	Bank of America Merrill Lynch	September-18	226,688	(100)
4	KC HRW Wheat Future (a)	Bank of America Merrill Lynch	September-18	97,700	(13,900)
7	Korea 3 Year Bond Future	Bank of America Merrill Lynch	September-18	678,708	63
18	LME Aluminum (a)	Bank of America Merrill Lynch	September-18	959,288	(34,952)
3	LME Copper (a)	Bank of America Merrill Lynch	September-18	497,100	(28,235)
9	LME Nickel (a)	Bank of America Merrill Lynch	September-18	804,303	(16,197)
48	Long Gilt	Bank of America Merrill Lynch	September-18	7,798,567	7,202
33	Low Sulfur Gasoline (a)	Bank of America Merrill Lynch	August-18	2,233,275	98,400
1	Low Sulfur Gasoline (a)	Bank of America Merrill Lynch	September-18	67,875	1,900
1	Lumber Future (a)	Bank of America Merrill Lynch	September-18	60,775	1,705
1	Mexican Peso Future	Bank of America Merrill Lynch	September-18	24,855	(35)
1	Mill Wheat Euro Future (a)	Bank of America Merrill Lynch	March-19	10,814	(14)
1	Mini FTSE/MIB	Bank of America Merrill Lynch	September-18	25,182	122
2	TOPIX Index Future	Bank of America Merrill Lynch	September-18	31,246	(744)
5	Mini MSCI EAFE	Bank of America Merrill Lynch	September-18	488,850	(390)
8	MSCI SING IX ETS	Bank of America Merrill Lynch	July-18	214,741	1,299
21	MSCI TAIWAN Index	Bank of America Merrill Lynch	July-18	813,960	6,550
17	NASDAQ 100 E-Mini	Bank of America Merrill Lynch	September-18	2,402,695	(28,997)
18	Natural Gas Future (a)	Bank of America Merrill Lynch	August-18	526,320	(8,360)
3	Natural Gas Future (a)	Bank of America Merrill Lynch	September-18	87,030	(910)
1	Natural Gas Future (a)	Bank of America Merrill Lynch	October-18	29,080	(150)
1	Natural Gas Future (a)	Bank of America Merrill Lynch	November-18	29,490	(190)
1	New Zealand $ Future	Bank of America Merrill Lynch	September-18	67,700	(560)
5	NIKKEI 225 (OSE)	Bank of America Merrill Lynch	September-18	1,006,184	(18,728)
30	NIKKEI 225 (SGX)	Bank of America Merrill Lynch	September-18	3,011,782	(60,430)
48	NIKKEI 225 Mini	Bank of America Merrill Lynch	September-18	965,937	(17,979)
19	NY Harbor ULSD Futures (a)	Bank of America Merrill Lynch	August-18	1,763,341	72,618
52	OMXS30 Index	Bank of America Merrill Lynch	July-18	907,355	624
5	Palladium Future (a)	Bank of America Merrill Lynch	September-18	475,450	(12,170)
9	RTS Index Future	Bank of America Merrill Lynch	September-18	20,367	719
36	Russell 2000 Mini Future	Bank of America Merrill Lynch	September-18	2,965,500	(52,957)
10	S&P Mid 400 E-mini Future	Bank of America Merrill Lynch	September-18	1,956,100	(47,125)
24	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	September-18	3,515,025	13,227
103	S&P 500 E-mini Future	Bank of America Merrill Lynch	September-18	14,016,240	(131,842)
45	SET50 Future	Bank of America Merrill Lynch	September-18	284,099	(1,875)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018

	LONG FUTURES CONTRACTS (Continued)
					Unrealized
				Notional Value at	Appreciation/
Contracts	Issue	Counterparty	Expiration	June 30, 2018	(Depreciation)
46	SGX NIFTY 50	Bank of America Merrill Lynch	July-18	983,664	$(4,618)
20	Soybean Future (a)	Bank of America Merrill Lynch	November-18	880,000	(154,957)
3	Soybean Meal Future (a)	Bank of America Merrill Lynch	December-18	98,970	(1,990)
21	SPI 200 Future	Bank of America Merrill Lynch	September-18	2,384,787	24,081
1	STOXX 50 Future	Bank of America Merrill Lynch	September-18	35,400	(756)
42	STOXX EUROPE 600	Bank of America Merrill Lynch	September-18	928,028	(17,388)
2	Swiss Feed Bond Future	Bank of America Merrill Lynch	September-18	320,882	246
66	SX5E Dividend Future	Bank of America Merrill Lynch	December-18	969,394	(858)
1	SX5E Dividend Future	Bank of America Merrill Lynch	December-19	14,373	(209)
20	SX5E Dividend Future	Bank of America Merrill Lynch	December-22	276,009	(4,517)
15	TOPIX Index Future	Bank of America Merrill Lynch	September-18	2,343,475	(42,011)
58	US 10YR Note (CBT)	Bank of America Merrill Lynch	September-18	6,970,875	(2,258)
1	US 10 Year Ultra Future	Bank of America Merrill Lynch	September-18	128,234	(63)
80	US 5YR Note (CBT)	Bank of America Merrill Lynch	September-18	9,089,375	7,383
13	US Long Bond (CBT)	Bank of America Merrill Lynch	September-18	1,885,000	8,250
3	US Ultra Bond (CBT)	Bank of America Merrill Lynch	September-18	478,688	(500)
12	Wheat Future (CBT)	Bank of America Merrill Lynch	September-18	300,750	(18,778)
1	WTI Crude Future (a)	Bank of America Merrill Lynch	September-18	72,460	8,020
44	WTI Crude Future (a)	Bank of America Merrill Lynch	August-18	3,262,600	284,030
4	WTI Crude Future (a)	Bank of America Merrill Lynch	August-18	296,600	24,570
7	WTI Crude Future (a)	Bank of America Merrill Lynch	September-18	507,220	32,190
3	WTI Crude Future (a)	Bank of America Merrill Lynch	October-18	212,760	14,070
1	WTI Crude Future (a)	Bank of America Merrill Lynch	February-19	68,170	5,780
1	XAE Energy	Bank of America Merrill Lynch	September-18	76,650	1,020
1	XAP Consumer Staples	Bank of America Merrill Lynch	September-18	51,830	(440)
56	Yen Nikkei Future	Bank of America Merrill Lynch	September-18	5,618,201	(110,344)
					$478,100
	TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,053,966

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
7/2/2018	Bank of America Merrill Lynch	600,000	AUD	$653,076	NZD	$443,310	$2,515
7/2/2018	Bank of America Merrill Lynch	30,000	AUD	22,046	USD	22,166	119
7/2/2018	Bank of America Merrill Lynch	325,997	CHF	250,000	GBP	328,311	1,530
7/2/2018	Bank of America Merrill Lynch	10,000	CHF	10,038	USD	10,071	33
7/2/2018	Bank of America Merrill Lynch	10,000	CHF	10,018	USD	10,071	53
7/2/2018	Bank of America Merrill Lynch	41,064	EUR	36,312	GBP	47,944	386
7/2/2018	Bank of America Merrill Lynch	136,880	EUR	121,039	GBP	159,814	1,286
7/2/2018	Bank of America Merrill Lynch	25,666	EUR	22,696	GBP	29,966	241
7/2/2018	Bank of America Merrill Lynch	68,442	EUR	60,511	GBP	79,909	643
7/2/2018	Bank of America Merrill Lynch	54,754	EUR	48,408	GBP	63,928	514
7/2/2018	Bank of America Merrill Lynch	573,194	EUR	506,797	GBP	669,233	5,386
7/2/2018	Bank of America Merrill Lynch	70,000	EUR	80,992	USD	81,729	736
7/2/2018	Bank of America Merrill Lynch	250,000	GBP	326,383	CHF	330,063	(46)
7/2/2018	Bank of America Merrill Lynch	137,269	GBP	155,340	EUR	181,229	1,469
7/2/2018	Bank of America Merrill Lynch	68,585	GBP	77,670	EUR	90,549	734
7/2/2018	Bank of America Merrill Lynch	137,786	GBP	156,078	EUR	181,912	1,474
7/2/2018	Bank of America Merrill Lynch	4,042	GBP	4,582	EUR	5,336	43
7/2/2018	Bank of America Merrill Lynch	4,500	GBP	5,102	EUR	5,941	48
7/2/2018	Bank of America Merrill Lynch	1,083	GBP	1,228	EUR	1,430	11
7/2/2018	Bank of America Merrill Lynch	443,138	GBP	500,000	EUR	585,054	(82)
7/2/2018	Bank of America Merrill Lynch	350,000	GBP	458,126	USD	462,088	3,962
7/2/2018	Bank of America Merrill Lynch	276,135,000	INR	4,100,000	USD	4,030,285	(69,715)
7/2/2018	Bank of America Merrill Lynch	2,546,920	INR	36,995	USD	37,173	229
7/2/2018	Bank of America Merrill Lynch	14,894,300	JPY	200,000	NZD	134,468	(513)
7/2/2018	Bank of America Merrill Lynch	35,741,924	JPY	324,004	USD	322,682	(1,321)
7/2/2018	Bank of America Merrill Lynch	1,758,076	JPY	15,939	USD	15,872	(67)
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,062	USD	9,028	(34)
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,060	USD	9,028	(31)
7/2/2018	Bank of America Merrill Lynch	29,000,000	JPY	262,705	USD	261,816	(889)
7/2/2018	Bank of America Merrill Lynch	9,000,000	MXN	455,961	USD	457,881	1,921
7/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,522	USD	1,526	5
7/2/2018	Bank of America Merrill Lynch	100,000	MXN	5,071	USD	5,088	17
7/2/2018	Bank of America Merrill Lynch	80,000	MXN	4,043	USD	4,070	27
7/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,493	USD	1,526	33
7/2/2018	Bank of America Merrill Lynch	80,000	MXN	3,982	USD	4,070	89
7/2/2018	Bank of America Merrill Lynch	110,000	MXN	5,474	USD	5,596	122
7/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,491	USD	1,526	35
7/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,491	USD	1,526	35
7/2/2018	Bank of America Merrill Lynch	20,000	NOK	2,448	USD	2,454	6
7/2/2018	Bank of America Merrill Lynch	30,000	NOK	3,666	USD	3,681	15
7/2/2018	Bank of America Merrill Lynch	430,000	NOK	52,514	USD	52,758	244
7/2/2018	Bank of America Merrill Lynch	30,000	NOK	3,659	USD	3,681	22
7/2/2018	Bank of America Merrill Lynch	30,000	NOK	3,657	USD	3,681	24
7/2/2018	Bank of America Merrill Lynch	126,499	NZD	116,229	AUD	85,647	240
7/2/2018	Bank of America Merrill Lynch	308,857	NZD	283,771	AUD	209,111	586
7/2/2018	Bank of America Merrill Lynch	218,230	NZD	200,000	AUD	147,752	—
7/2/2018	Bank of America Merrill Lynch	200,000	NZD	14,954,980	JPY	135,410	—
7/2/2018	Bank of America Merrill Lynch	310,000	NZD	209,368	USD	209,886	518
7/2/2018	Bank of America Merrill Lynch	500,000	NZD	337,912	USD	338,525	614
7/2/2018	Bank of America Merrill Lynch	180,000	PLN	47,752	USD	48,078	326
7/2/2018	Bank of America Merrill Lynch	390,000	SEK	43,268	USD	43,595	327
7/3/2018	Bank of America Merrill Lynch	50,000	AUD	37,000	USD	36,943	(57)
7/3/2018	Bank of America Merrill Lynch	129,688	BRL	34,853	USD	33,696	(1,157)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
7/3/2018	Bank of America Merrill Lynch	214,277	BRL	57,448	USD	$55,674	$(1,774)
7/3/2018	Bank of America Merrill Lynch	218,992	BRL	58,913	USD	56,899	(2,014)
7/3/2018	Bank of America Merrill Lynch	122,516	BRL	33,065	USD	31,832	(1,233)
7/3/2018	Bank of America Merrill Lynch	120,717	BRL	32,151	USD	31,365	(786)
7/3/2018	Bank of America Merrill Lynch	50,916	BRL	13,534	USD	13,229	(305)
7/3/2018	Bank of America Merrill Lynch	25,461	BRL	6,826	USD	6,615	(211)
7/3/2018	Bank of America Merrill Lynch	1,677	BRL	443	USD	436	(7)
7/3/2018	Bank of America Merrill Lynch	31,116	BRL	8,277	USD	8,085	(192)
7/3/2018	Bank of America Merrill Lynch	15,325	BRL	4,065	USD	3,982	(83)
7/3/2018	Bank of America Merrill Lynch	5,609,008	BRL	1,465,641	USD	1,457,335	(8,305)
7/3/2018	Bank of America Merrill Lynch	4,968,339	BRL	1,288,536	USD	1,290,876	2,340
7/3/2018	Bank of America Merrill Lynch	18,076	BRL	4,688	USD	4,697	9
7/3/2018	Bank of America Merrill Lynch	45,153	BRL	11,710	USD	11,732	21
7/3/2018	Bank of America Merrill Lynch	149,887	BRL	38,873	USD	38,944	71
7/3/2018	Bank of America Merrill Lynch	214,727	BRL	55,689	USD	55,790	101
7/3/2018	Bank of America Merrill Lynch	194,665	BRL	50,486	USD	50,578	92
7/3/2018	Bank of America Merrill Lynch	109,321	BRL	28,352	USD	28,404	51
7/3/2018	Bank of America Merrill Lynch	176,197	BRL	45,697	USD	45,780	83
7/3/2018	Bank of America Merrill Lynch	203,652	BRL	52,817	USD	52,913	96
7/3/2018	Bank of America Merrill Lynch	185,973	BRL	48,232	USD	48,320	88
7/3/2018	Bank of America Merrill Lynch	99,674	BRL	25,851	USD	25,897	47
7/3/2018	Bank of America Merrill Lynch	149,782	BRL	38,846	USD	38,916	71
7/3/2018	Bank of America Merrill Lynch	24,247	BRL	6,289	USD	6,300	11
7/3/2018	Bank of America Merrill Lynch	10,000	CAD	7,605	USD	7,602	(3)
7/3/2018	Bank of America Merrill Lynch	10,000	CAD	7,604	USD	7,602	(2)
7/3/2018	Bank of America Merrill Lynch	10,000	CAD	7,602	USD	7,602	—
7/3/2018	Bank of America Merrill Lynch	20,000	CAD	15,204	USD	15,205	1
7/3/2018	Bank of America Merrill Lynch	27,215	CHF	27,474	USD	27,415	(58)
7/3/2018	Bank of America Merrill Lynch	45,284	CHF	45,702	USD	45,617	(85)
7/3/2018	Bank of America Merrill Lynch	1,036	CHF	1,045	USD	1,044	(2)
7/3/2018	Bank of America Merrill Lynch	32,779	CHF	33,079	USD	33,020	(59)
7/3/2018	Bank of America Merrill Lynch	29,493	CHF	29,763	USD	29,710	(53)
7/3/2018	Bank of America Merrill Lynch	76,027	CHF	76,703	USD	76,586	(116)
7/3/2018	Bank of America Merrill Lynch	33,576	CHF	33,895	USD	33,823	(72)
7/3/2018	Bank of America Merrill Lynch	4,590	CHF	4,634	USD	4,624	(11)
7/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,079	USD	10,074	(5)
7/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,065	USD	10,074	9
7/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,045	USD	10,074	28
7/3/2018	Bank of America Merrill Lynch	1,323,543	CNH	200,000	USD	199,676	(324)
7/3/2018	Bank of America Merrill Lynch	115,242	EUR	102,392	GBP	134,581	(10)
7/3/2018	Bank of America Merrill Lynch	34,304	EUR	30,481	GBP	40,061	(3)
7/3/2018	Bank of America Merrill Lynch	130,252	EUR	115,695	GBP	152,110	(12)
7/3/2018	Bank of America Merrill Lynch	220,202	EUR	195,584	GBP	257,155	(19)
7/3/2018	Bank of America Merrill Lynch	58,924	EUR	7,619,489	JPY	68,812	(5)
7/3/2018	Bank of America Merrill Lynch	41,076	EUR	5,311,608	JPY	47,969	(4)
7/3/2018	Bank of America Merrill Lynch	19,006	EUR	22,188	USD	22,195	7
7/3/2018	Bank of America Merrill Lynch	34,882	EUR	40,716	USD	40,736	19
7/3/2018	Bank of America Merrill Lynch	4,420	EUR	5,160	USD	5,162	2
7/3/2018	Bank of America Merrill Lynch	66,692	EUR	77,833	USD	77,884	51
7/3/2018	Bank of America Merrill Lynch	125,000	GBP	163,917	CHF	165,055	(8)
7/3/2018	Bank of America Merrill Lynch	157,250	GBP	177,802	EUR	207,639	(10)
7/3/2018	Bank of America Merrill Lynch	108,070	GBP	122,198	EUR	142,699	(7)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
7/3/2018	Bank of America Merrill Lynch	85,083	GBP	96,213	EUR	$112,347	$(5)
7/3/2018	Bank of America Merrill Lynch	145,480	GBP	164,586	EUR	192,097	(9)
7/3/2018	Bank of America Merrill Lynch	32,559	GBP	36,828	EUR	42,992	(2)
7/3/2018	Bank of America Merrill Lynch	49,322	GBP	55,778	EUR	65,127	(3)
7/3/2018	Bank of America Merrill Lynch	24,271	GBP	27,450	EUR	32,049	(2)
7/3/2018	Bank of America Merrill Lynch	16,929	GBP	19,145	EUR	22,354	(1)
7/3/2018	Bank of America Merrill Lynch	20,202	GBP	26,626	USD	26,675	50
7/3/2018	Bank of America Merrill Lynch	1,893	GBP	2,495	USD	2,500	5
7/3/2018	Bank of America Merrill Lynch	40,405	GBP	53,253	USD	53,352	99
7/3/2018	Bank of America Merrill Lynch	33,397	GBP	44,062	USD	44,099	37
7/3/2018	Bank of America Merrill Lynch	6,579	GBP	8,679	USD	8,687	9
7/3/2018	Bank of America Merrill Lynch	13,157	GBP	17,360	USD	17,373	13
7/3/2018	Bank of America Merrill Lynch	9,367	GBP	12,355	USD	12,369	13
7/3/2018	Bank of America Merrill Lynch	470,000	GBP	620,283	USD	620,605	323
7/3/2018	Bank of America Merrill Lynch	8,708,387	JPY	107,395	AUD	78,637	(5)
7/3/2018	Bank of America Merrill Lynch	23,726,394	JPY	292,605	AUD	214,249	(15)
7/3/2018	Bank of America Merrill Lynch	12,895,150	JPY	100,000	EUR	116,443	(8)
7/3/2018	Bank of America Merrill Lynch	1,125,867	JPY	10,157	USD	10,167	10
7/3/2018	Bank of America Merrill Lynch	4,382,586	JPY	39,536	USD	39,575	39
7/3/2018	Bank of America Merrill Lynch	2,332,626	JPY	21,045	USD	21,064	19
7/3/2018	Bank of America Merrill Lynch	1,310,172	JPY	11,821	USD	11,831	10
7/3/2018	Bank of America Merrill Lynch	1,601,101	JPY	14,447	USD	14,458	11
7/3/2018	Bank of America Merrill Lynch	17,300,074	JPY	156,065	USD	156,219	154
7/3/2018	Bank of America Merrill Lynch	1,239,564	JPY	11,181	USD	11,193	12
7/3/2018	Bank of America Merrill Lynch	1,222,340	JPY	11,025	USD	11,038	12
7/3/2018	Bank of America Merrill Lynch	1,355,435	JPY	12,226	USD	12,240	14
7/3/2018	Bank of America Merrill Lynch	9,619,352	JPY	86,740	USD	86,863	123
7/3/2018	Bank of America Merrill Lynch	433,044	JPY	3,905	USD	3,910	5
7/3/2018	Bank of America Merrill Lynch	2,421,911	JPY	21,836	USD	21,870	34
7/3/2018	Bank of America Merrill Lynch	832,590	JPY	7,508	USD	7,518	11
7/3/2018	Bank of America Merrill Lynch	725,138	JPY	6,539	USD	6,548	9
7/3/2018	Bank of America Merrill Lynch	1,758,130	JPY	15,857	USD	15,876	19
7/3/2018	Bank of America Merrill Lynch	1,113,481	JPY	10,044	USD	10,055	11
7/3/2018	Bank of America Merrill Lynch	47,395,450	JPY	427,468	USD	427,980	512
7/3/2018	Bank of America Merrill Lynch	2,502,896	JPY	22,575	USD	22,601	26
7/3/2018	Bank of America Merrill Lynch	3,934,288	JPY	35,493	USD	35,527	34
7/3/2018	Bank of America Merrill Lynch	5,483,992	JPY	49,488	USD	49,520	32
7/3/2018	Bank of America Merrill Lynch	2,157,595	JPY	19,467	USD	19,483	16
7/3/2018	Bank of America Merrill Lynch	11,928,602	JPY	107,589	USD	107,715	126
7/3/2018	Bank of America Merrill Lynch	652,865	JPY	5,893	USD	5,895	2
7/3/2018	Bank of America Merrill Lynch	39,670,901	JPY	358,206	USD	358,227	21
7/3/2018	Bank of America Merrill Lynch	31,000,000	JPY	279,882	USD	279,929	48
7/3/2018	Bank of America Merrill Lynch	500,000	MXN	25,335	USD	25,425	91
7/3/2018	Bank of America Merrill Lynch	2,000,000	MXN	101,958	USD	101,702	(257)
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,528	USD	1,526	(3)
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,528	USD	1,526	(3)
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,528	USD	1,526	(2)
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,528	USD	1,526	(2)
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,528	USD	1,526	(2)
7/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,018	USD	1,017	(1)
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,527	USD	1,526	(2)
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,527	USD	1,526	(2)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
7/3/2018	Bank of America Merrill Lynch	860,000	MXN	43,777	USD	$43,732	$(45)
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,527	USD	1,526	(1)
7/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,018	USD	1,017	(1)
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,526	USD	1,526	(1)
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,523	USD	1,526	3
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,521	USD	1,526	4
7/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,014	USD	1,017	3
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,518	USD	1,526	7
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,516	USD	1,526	10
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,515	USD	1,526	11
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,514	USD	1,526	12
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,514	USD	1,526	12
7/3/2018	Bank of America Merrill Lynch	20,000	MXN	1,007	USD	1,017	10
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,507	USD	1,526	18
7/3/2018	Bank of America Merrill Lynch	30,000	MXN	1,506	USD	1,526	19
7/3/2018	Bank of America Merrill Lynch	70,000	MXN	3,511	USD	3,560	48
7/3/2018	Bank of America Merrill Lynch	90,000	MXN	4,514	USD	4,577	63
7/3/2018	Bank of America Merrill Lynch	90,000	MXN	4,509	USD	4,577	68
7/3/2018	Bank of America Merrill Lynch	70,000	MXN	3,506	USD	3,560	53
7/3/2018	Bank of America Merrill Lynch	48,461	NZD	44,457	AUD	32,811	—
7/3/2018	Bank of America Merrill Lynch	169,583	NZD	155,543	AUD	114,816	—
7/3/2018	Bank of America Merrill Lynch	100,000	NZD	67,688	USD	67,705	17
7/3/2018	Bank of America Merrill Lynch	910,000	NZD	616,298	USD	616,117	(181)
7/3/2018	Bank of America Merrill Lynch	340,000	PLN	90,795	USD	90,817	22
7/3/2018	Bank of America Merrill Lynch	2,000,000	SEK	223,468	USD	223,615	147
7/3/2018	Bank of America Merrill Lynch	80,000	ZAR	5,837	USD	5,834	(2)
7/9/2018	Bank of America Merrill Lynch	280,921,750	INR	4,100,000	USD	4,095,700	(4,300)
7/9/2018	Bank of America Merrill Lynch	2,986,844,000	KRW	2,800,000	USD	2,680,600	(119,400)
7/9/2018	Bank of America Merrill Lynch	17,775,000	TWD	600,000	USD	583,340	(16,660)
7/10/2018	Bank of America Merrill Lynch	3,600,000	AUD	3,864,888	NZD	2,659,959	5,427
7/10/2018	Bank of America Merrill Lynch	600,000	AUD	651,233	NZD	443,327	2,521
7/10/2018	Bank of America Merrill Lynch	200,000	AUD	218,242	NZD	147,776	(1)
7/10/2018	Bank of America Merrill Lynch	3,536,971	CAD	3,600,000	AUD	2,689,255	27,697
7/10/2018	Bank of America Merrill Lynch	200,000	CAD	16,571,600	JPY	152,065	2,062
7/10/2018	Bank of America Merrill Lynch	200,000	CAD	16,470,340	JPY	152,065	1,699
7/10/2018	Bank of America Merrill Lynch	326,279	CHF	250,000	GBP	328,876	(28)
7/10/2018	Bank of America Merrill Lynch	250,000	CHF	27,715,475	JPY	251,990	457
7/10/2018	Bank of America Merrill Lynch	250,000	CHF	27,648,700	JPY	251,990	1,212
7/10/2018	Bank of America Merrill Lynch	375,000	CHF	379,284	USD	377,985	(1,300)
7/10/2018	Bank of America Merrill Lynch	3,256,976	CNH	500,000	USD	491,248	(8,752)
7/10/2018	Bank of America Merrill Lynch	16,936,273	CNH	2,600,000	USD	2,554,491	(45,509)
7/10/2018	Bank of America Merrill Lynch	1,951,662	CNH	300,000	USD	294,368	(5,632)
7/10/2018	Bank of America Merrill Lynch	2,644,162	CNH	400,000	USD	398,818	(1,182)
7/10/2018	Bank of America Merrill Lynch	1,988,115	CNH	300,000	USD	299,867	(133)
7/10/2018	Bank of America Merrill Lynch	1,326,010	CNH	200,000	USD	200,002	2
7/10/2018	Bank of America Merrill Lynch	1,500,000	EUR	2,349,687	AUD	1,752,640	13,218
7/10/2018	Bank of America Merrill Lynch	1,375,000	EUR	2,116,198	CAD	1,606,587	12,116
7/10/2018	Bank of America Merrill Lynch	3,500,000	EUR	4,036,522	CHF	4,089,494	30,842
7/10/2018	Bank of America Merrill Lynch	1,400,000	EUR	1,230,776	GBP	1,635,797	12,337
7/10/2018	Bank of America Merrill Lynch	700,000	EUR	611,733	GBP	817,899	4,254
7/10/2018	Bank of America Merrill Lynch	2,500,000	EUR	2,190,895	GBP	2,921,067	7,597
7/10/2018	Bank of America Merrill Lynch	200,000	EUR	176,284	GBP	233,685	114

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
7/10/2018	Bank of America Merrill Lynch	500,000	EUR	443,235	GBP	$584,213	$(44)
7/10/2018	Bank of America Merrill Lynch	400,000	EUR	129,505,000	HUF	467,371	3,525
7/10/2018	Bank of America Merrill Lynch	700,000	EUR	89,097,960	JPY	817,899	6,168
7/10/2018	Bank of America Merrill Lynch	300,000	EUR	38,467,620	JPY	350,528	912
7/10/2018	Bank of America Merrill Lynch	300,000	EUR	38,363,610	JPY	350,528	(448)
7/10/2018	Bank of America Merrill Lynch	1,375,000	EUR	13,025,013	NOK	1,606,587	12,116
7/10/2018	Bank of America Merrill Lynch	125,000	EUR	1,184,958	NOK	146,053	(187)
7/10/2018	Bank of America Merrill Lynch	100,000	EUR	432,135	PLN	116,843	881
7/10/2018	Bank of America Merrill Lynch	100,000	EUR	434,178	PLN	116,843	57
7/10/2018	Bank of America Merrill Lynch	2,125,000	EUR	21,833,111	SEK	2,482,907	18,725
7/10/2018	Bank of America Merrill Lynch	1,250,000	EUR	1,447,106	USD	1,460,533	13,427
7/10/2018	Bank of America Merrill Lynch	250,000	EUR	291,977	USD	292,107	130
7/10/2018	Bank of America Merrill Lynch	1,250,000	GBP	2,227,231	AUD	1,651,086	2,542
7/10/2018	Bank of America Merrill Lynch	500,000	GBP	655,927	CHF	660,435	1,017
7/10/2018	Bank of America Merrill Lynch	1,582,427	GBP	1,800,000	EUR	2,090,179	3,218
7/10/2018	Bank of America Merrill Lynch	88,131	GBP	100,000	EUR	116,410	463
7/10/2018	Bank of America Merrill Lynch	442,472	GBP	500,000	EUR	584,448	4,785
7/10/2018	Bank of America Merrill Lynch	875,000	GBP	126,682,588	JPY	1,155,760	1,779
7/10/2018	Bank of America Merrill Lynch	250,000	GBP	36,579,325	JPY	330,217	(1,842)
7/10/2018	Bank of America Merrill Lynch	250,000	GBP	36,325,825	JPY	330,217	(1,683)
7/10/2018	Bank of America Merrill Lynch	1,687,500	GBP	2,222,119	USD	2,228,966	6,848
7/10/2018	Bank of America Merrill Lynch	250,000	GBP	330,342	USD	330,217	(124)
7/10/2018	Bank of America Merrill Lynch	62,500	GBP	83,116	USD	82,554	(561)
7/10/2018	Bank of America Merrill Lynch	2,908,906	ILS	800,000	USD	795,240	(4,760)
7/10/2018	Bank of America Merrill Lynch	81,250,200	JPY	1,000,000	AUD	734,040	(5,059)
7/10/2018	Bank of America Merrill Lynch	49,033,080	JPY	600,000	AUD	442,980	(3,807)
7/10/2018	Bank of America Merrill Lynch	33,078,240	JPY	400,000	CAD	298,839	(2,060)
7/10/2018	Bank of America Merrill Lynch	82,351,700	JPY	1,000,000	CAD	743,991	(7,638)
7/10/2018	Bank of America Merrill Lynch	27,588,950	JPY	250,000	CHF	249,247	(1,718)
7/10/2018	Bank of America Merrill Lynch	220,711,600	JPY	2,000,000	CHF	1,993,979	(13,743)
7/10/2018	Bank of America Merrill Lynch	27,820,400	JPY	250,000	CHF	251,338	(2,160)
7/10/2018	Bank of America Merrill Lynch	63,641,400	JPY	500,000	EUR	574,957	(3,953)
7/10/2018	Bank of America Merrill Lynch	12,786,400	JPY	100,000	EUR	115,516	(329)
7/10/2018	Bank of America Merrill Lynch	12,786,400	JPY	100,000	EUR	115,516	(329)
7/10/2018	Bank of America Merrill Lynch	25,552,280	JPY	200,000	EUR	230,847	(853)
7/10/2018	Bank of America Merrill Lynch	72,390,050	JPY	500,000	GBP	653,995	(4,507)
7/10/2018	Bank of America Merrill Lynch	108,812,775	JPY	750,000	GBP	983,049	(2,800)
7/10/2018	Bank of America Merrill Lynch	181,590,000	JPY	2,400,000	NZD	1,640,542	(11,307)
7/10/2018	Bank of America Merrill Lynch	15,135,100	JPY	200,000	NZD	136,735	(1,051)
7/10/2018	Bank of America Merrill Lynch	14,946,460	JPY	200,000	NZD	135,031	(9)
7/10/2018	Bank of America Merrill Lynch	37,500,000	JPY	341,319	USD	338,787	(2,532)
7/10/2018	Bank of America Merrill Lynch	37,500,000	JPY	339,126	USD	338,787	(339)
7/10/2018	Bank of America Merrill Lynch	9,000,000	MXN	456,644	USD	457,139	495
7/10/2018	Bank of America Merrill Lynch	21,500,000	NOK	23,320,083	SEK	2,638,990	4,748
7/10/2018	Bank of America Merrill Lynch	500,000	NOK	545,470	SEK	61,372	(198)
7/10/2018	Bank of America Merrill Lynch	8,180,635	NOK	1,000,000	USD	1,004,121	4,121
7/10/2018	Bank of America Merrill Lynch	3,875,141	NZD	3,600,000	AUD	2,623,680	(46,971)
7/10/2018	Bank of America Merrill Lynch	200,000	NZD	15,132,500	JPY	135,411	(1,954)
7/10/2018	Bank of America Merrill Lynch	3,734,355	PLN	1,000,000	USD	997,582	(2,418)
7/10/2018	Bank of America Merrill Lynch	12,664,280	RUB	200,000	USD	201,756	1,756
7/10/2018	Bank of America Merrill Lynch	3,936,115	SGD	2,900,000	USD	2,887,338	(12,662)
7/10/2018	Bank of America Merrill Lynch	2,742,853	ZAR	200,000	USD	199,855	(145)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
7/16/2018	Bank of America Merrill Lynch	3,025,960,000	KRW	2,800,000	USD	$2,716,186	$(83,814)
7/16/2018	Bank of America Merrill Lynch	17,870,400	TWD	600,000	USD	586,732	(13,268)
7/18/2018	Bank of America Merrill Lynch	10,000	AUD	7,677	USD	7,389	(288)
7/18/2018	Bank of America Merrill Lynch	60,000	AUD	45,789	USD	44,334	(1,455)
7/18/2018	Bank of America Merrill Lynch	80,000	AUD	60,828	USD	59,112	(1,716)
7/18/2018	Bank of America Merrill Lynch	110,000	AUD	83,781	USD	81,279	(2,502)
7/18/2018	Bank of America Merrill Lynch	20,000	AUD	15,213	USD	14,778	(435)
7/18/2018	Bank of America Merrill Lynch	10,000	AUD	7,606	USD	7,389	(217)
7/18/2018	Bank of America Merrill Lynch	30,000	AUD	22,134	USD	22,167	33
7/18/2018	Bank of America Merrill Lynch	40,000	AUD	29,706	USD	29,556	(150)
7/18/2018	Bank of America Merrill Lynch	130,000	AUD	96,266	USD	96,057	(209)
7/18/2018	Bank of America Merrill Lynch	180,000	AUD	133,246	USD	133,002	(244)
7/18/2018	Bank of America Merrill Lynch	70,000	AUD	51,584	USD	51,723	139
7/18/2018	Bank of America Merrill Lynch	10,000	BRL	2,677	USD	2,593	(84)
7/18/2018	Bank of America Merrill Lynch	40,000	BRL	10,680	USD	10,374	(306)
7/18/2018	Bank of America Merrill Lynch	10,000	BRL	2,668	USD	2,593	(75)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,995	USD	7,780	(215)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,982	USD	7,780	(202)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,981	USD	7,780	(201)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,989	USD	7,780	(198)
7/18/2018	Bank of America Merrill Lynch	90,000	BRL	23,927	USD	23,341	(586)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,975	USD	7,780	(195)
7/18/2018	Bank of America Merrill Lynch	40,000	BRL	10,629	USD	10,374	(255)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,963	USD	7,780	(183)
7/18/2018	Bank of America Merrill Lynch	40,000	BRL	10,613	USD	10,374	(239)
7/18/2018	Bank of America Merrill Lynch	50,000	BRL	13,255	USD	12,967	(287)
7/18/2018	Bank of America Merrill Lynch	40,000	BRL	10,699	USD	10,374	(325)
7/18/2018	Bank of America Merrill Lynch	70,000	BRL	18,713	USD	18,154	(558)
7/18/2018	Bank of America Merrill Lynch	20,000	BRL	5,339	USD	5,187	(153)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	8,007	USD	7,780	(227)
7/18/2018	Bank of America Merrill Lynch	70,000	BRL	18,562	USD	18,154	(408)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,954	USD	7,780	(174)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,939	USD	7,780	(159)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,939	USD	7,780	(159)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,936	USD	7,780	(156)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,935	USD	7,780	(155)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,929	USD	7,780	(149)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	8,023	USD	7,780	(243)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	8,015	USD	7,780	(235)
7/18/2018	Bank of America Merrill Lynch	40,000	BRL	10,629	USD	10,374	(255)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,890	USD	7,780	(109)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,887	USD	7,780	(107)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,886	USD	7,780	(105)
7/18/2018	Bank of America Merrill Lynch	20,000	BRL	5,311	USD	5,187	(124)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,960	USD	7,780	(180)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,956	USD	7,780	(176)
7/18/2018	Bank of America Merrill Lynch	20,000	BRL	5,303	USD	5,187	(116)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,953	USD	7,780	(173)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,953	USD	7,780	(172)
7/18/2018	Bank of America Merrill Lynch	40,000	BRL	10,600	USD	10,374	(227)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,948	USD	7,780	(168)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,947	USD	7,780	(167)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
7/18/2018	Bank of America Merrill Lynch	20,000	BRL	5,291	USD	$5,187	$(104)
7/18/2018	Bank of America Merrill Lynch	40,000	BRL	10,582	USD	10,374	(208)
7/18/2018	Bank of America Merrill Lynch	50,000	BRL	13,215	USD	12,967	(247)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,948	USD	7,780	(167)
7/18/2018	Bank of America Merrill Lynch	40,000	BRL	10,577	USD	10,374	(203)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,931	USD	7,780	(151)
7/18/2018	Bank of America Merrill Lynch	40,000	BRL	10,575	USD	10,374	(201)
7/18/2018	Bank of America Merrill Lynch	40,000	BRL	10,571	USD	10,374	(197)
7/18/2018	Bank of America Merrill Lynch	20,000	BRL	5,282	USD	5,187	(95)
7/18/2018	Bank of America Merrill Lynch	20,000	BRL	5,280	USD	5,187	(94)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,957	USD	7,780	(176)
7/18/2018	Bank of America Merrill Lynch	20,000	BRL	5,301	USD	5,187	(114)
7/18/2018	Bank of America Merrill Lynch	20,000	BRL	5,299	USD	5,187	(112)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,946	USD	7,780	(166)
7/18/2018	Bank of America Merrill Lynch	40,000	BRL	10,592	USD	10,374	(219)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,942	USD	7,780	(162)
7/18/2018	Bank of America Merrill Lynch	40,000	BRL	10,586	USD	10,374	(213)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,939	USD	7,780	(158)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,938	USD	7,780	(157)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,935	USD	7,780	(154)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,933	USD	7,780	(152)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,932	USD	7,780	(152)
7/18/2018	Bank of America Merrill Lynch	40,000	BRL	10,569	USD	10,374	(195)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,919	USD	7,780	(139)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,918	USD	7,780	(138)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,875	USD	7,780	(95)
7/18/2018	Bank of America Merrill Lynch	60,000	CAD	46,412	USD	45,626	(786)
7/18/2018	Bank of America Merrill Lynch	130,000	CAD	100,184	USD	98,856	(1,328)
7/18/2018	Bank of America Merrill Lynch	170,000	CAD	131,412	USD	129,273	(2,139)
7/18/2018	Bank of America Merrill Lynch	150,000	CAD	115,674	USD	114,065	(1,609)
7/18/2018	Bank of America Merrill Lynch	100,000	CAD	76,913	USD	76,043	(870)
7/18/2018	Bank of America Merrill Lynch	160,000	CAD	123,446	USD	121,669	(1,777)
7/18/2018	Bank of America Merrill Lynch	150,000	CAD	114,564	USD	114,065	(499)
7/18/2018	Bank of America Merrill Lynch	40,000	CAD	30,408	USD	30,417	10
7/18/2018	Bank of America Merrill Lynch	10,000	CHF	10,173	USD	10,086	(87)
7/18/2018	Bank of America Merrill Lynch	130,000	CHF	132,335	USD	131,124	(1,211)
7/18/2018	Bank of America Merrill Lynch	90,000	CHF	91,714	USD	90,778	(936)
7/18/2018	Bank of America Merrill Lynch	90,000	CHF	91,673	USD	90,778	(895)
7/18/2018	Bank of America Merrill Lynch	60,000	CHF	60,505	USD	60,519	14
7/18/2018	Bank of America Merrill Lynch	130,000	CHF	130,973	USD	131,124	151
7/18/2018	Bank of America Merrill Lynch	140,000	CHF	141,004	USD	141,211	207
7/18/2018	Bank of America Merrill Lynch	170,000	CHF	171,030	USD	171,470	440
7/18/2018	Bank of America Merrill Lynch	80,000	CHF	80,803	USD	80,692	(111)
7/18/2018	Bank of America Merrill Lynch	70,000	CHF	70,377	USD	70,605	228
7/18/2018	Bank of America Merrill Lynch	62,144,202	CLP	97,562	USD	95,458	(2,104)
7/18/2018	Bank of America Merrill Lynch	1,550,931	CLP	2,438	USD	2,382	(56)
7/18/2018	Bank of America Merrill Lynch	574,000,000	COP	200,000	USD	195,269	(4,731)
7/18/2018	Bank of America Merrill Lynch	70,000	EUR	81,199	USD	81,839	640
7/18/2018	Bank of America Merrill Lynch	140,000	GBP	187,677	USD	184,991	(2,687)
7/18/2018	Bank of America Merrill Lynch	100,000	GBP	134,343	USD	132,136	(2,207)
7/18/2018	Bank of America Merrill Lynch	110,000	GBP	147,403	USD	145,350	(2,053)
7/18/2018	Bank of America Merrill Lynch	60,000	GBP	80,059	USD	79,282	(777)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
7/18/2018	Bank of America Merrill Lynch	30,000	GBP	39,814	USD	$39,641	$(173)
7/18/2018	Bank of America Merrill Lynch	170,000	GBP	225,830	USD	224,632	(1,199)
7/18/2018	Bank of America Merrill Lynch	120,000	GBP	159,032	USD	158,564	(469)
7/18/2018	Bank of America Merrill Lynch	16,000,000	JPY	146,060	USD	144,628	(1,432)
7/18/2018	Bank of America Merrill Lynch	26,000,000	JPY	238,189	USD	235,021	(3,168)
7/18/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,120	USD	9,039	(80)
7/18/2018	Bank of America Merrill Lynch	14,000,000	JPY	127,034	USD	126,550	(485)
7/18/2018	Bank of America Merrill Lynch	18,000,000	JPY	163,322	USD	162,707	(615)
7/18/2018	Bank of America Merrill Lynch	37,000,000	JPY	336,854	USD	334,453	(2,401)
7/18/2018	Bank of America Merrill Lynch	26,000,000	JPY	236,515	USD	235,021	(1,494)
7/18/2018	Bank of America Merrill Lynch	29,000,000	JPY	264,124	USD	262,139	(1,985)
7/18/2018	Bank of America Merrill Lynch	21,000,000	JPY	191,800	USD	189,825	(1,975)
7/18/2018	Bank of America Merrill Lynch	23,000,000	JPY	209,516	USD	207,903	(1,613)
7/18/2018	Bank of America Merrill Lynch	620,000	MXN	29,624	USD	31,451	1,827
7/18/2018	Bank of America Merrill Lynch	550,000	MXN	26,518	USD	27,900	1,382
7/18/2018	Bank of America Merrill Lynch	440,000	MXN	21,368	USD	22,320	952
7/18/2018	Bank of America Merrill Lynch	460,000	MXN	22,467	USD	23,335	868
7/18/2018	Bank of America Merrill Lynch	1,200,000	MXN	59,056	USD	60,873	1,817
7/18/2018	Bank of America Merrill Lynch	1,530,000	MXN	76,186	USD	77,613	1,426
7/18/2018	Bank of America Merrill Lynch	550,000	MXN	27,391	USD	27,900	509
7/18/2018	Bank of America Merrill Lynch	2,200,000	MXN	110,102	USD	111,600	1,498
7/18/2018	Bank of America Merrill Lynch	1,960,000	MXN	96,981	USD	99,426	2,444
7/18/2018	Bank of America Merrill Lynch	490,000	MXN	24,802	USD	24,856	55
7/18/2018	Bank of America Merrill Lynch	1,800,000	MXN	90,343	USD	91,309	966
7/18/2018	Bank of America Merrill Lynch	800,000	NOK	98,584	USD	98,227	(356)
7/18/2018	Bank of America Merrill Lynch	1,070,000	NOK	132,666	USD	131,379	(1,287)
7/18/2018	Bank of America Merrill Lynch	1,150,000	NOK	143,221	USD	141,202	(2,019)
7/18/2018	Bank of America Merrill Lynch	1,920,000	NOK	238,612	USD	235,745	(2,866)
7/18/2018	Bank of America Merrill Lynch	2,310,000	NOK	288,043	USD	283,631	(4,412)
7/18/2018	Bank of America Merrill Lynch	570,000	NOK	71,231	USD	69,987	(1,244)
7/18/2018	Bank of America Merrill Lynch	1,000,000	NOK	125,046	USD	122,784	(2,262)
7/18/2018	Bank of America Merrill Lynch	360,000	NOK	44,499	USD	44,202	(296)
7/18/2018	Bank of America Merrill Lynch	310,000	NOK	38,132	USD	38,063	(69)
7/18/2018	Bank of America Merrill Lynch	1,320,000	NOK	162,306	USD	162,075	(231)
7/18/2018	Bank of America Merrill Lynch	30,000	NOK	3,683	USD	3,684	1
7/18/2018	Bank of America Merrill Lynch	580,000	NOK	71,366	USD	71,215	(151)
7/18/2018	Bank of America Merrill Lynch	340,000	NOK	41,957	USD	41,747	(210)
7/18/2018	Bank of America Merrill Lynch	220,000	NOK	27,125	USD	27,012	(112)
7/18/2018	Bank of America Merrill Lynch	620,000	NOK	76,063	USD	76,126	63
7/18/2018	Bank of America Merrill Lynch	140,000	NZD	98,425	USD	94,788	(3,637)
7/18/2018	Bank of America Merrill Lynch	90,000	NZD	63,342	USD	60,935	(2,406)
7/18/2018	Bank of America Merrill Lynch	130,000	NZD	91,499	USD	88,017	(3,481)
7/18/2018	Bank of America Merrill Lynch	30,000	NZD	21,098	USD	20,312	(786)
7/18/2018	Bank of America Merrill Lynch	90,000	NZD	63,449	USD	60,935	(2,514)
7/18/2018	Bank of America Merrill Lynch	30,000	NZD	20,983	USD	20,312	(671)
7/18/2018	Bank of America Merrill Lynch	10,000	NZD	6,935	USD	6,771	(164)
7/18/2018	Bank of America Merrill Lynch	10,000	NZD	6,906	USD	6,771	(135)
7/18/2018	Bank of America Merrill Lynch	20,000	NZD	13,785	USD	13,541	(244)
7/18/2018	Bank of America Merrill Lynch	400,000	NZD	270,167	USD	270,823	656
7/18/2018	Bank of America Merrill Lynch	50,000	PLN	13,506	USD	13,358	(147)
7/18/2018	Bank of America Merrill Lynch	20,000	PLN	5,363	USD	5,343	(20)
7/18/2018	Bank of America Merrill Lynch	90,000	PLN	24,257	USD	24,045	(212)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
7/18/2018	Bank of America Merrill Lynch	250,000	PLN	67,334	USD	$66,792	$(542)
7/18/2018	Bank of America Merrill Lynch	10,000	PLN	2,690	USD	2,672	(18)
7/18/2018	Bank of America Merrill Lynch	20,000	PLN	5,350	USD	5,343	(7)
7/18/2018	Bank of America Merrill Lynch	1,180,000	RUB	18,907	USD	18,783	(124)
7/18/2018	Bank of America Merrill Lynch	180,000	RUB	2,882	USD	2,865	(17)
7/18/2018	Bank of America Merrill Lynch	390,000	RUB	6,240	USD	6,208	(32)
7/18/2018	Bank of America Merrill Lynch	960,000	RUB	15,428	USD	15,281	(147)
7/18/2018	Bank of America Merrill Lynch	970,000	RUB	15,584	USD	15,440	(144)
7/18/2018	Bank of America Merrill Lynch	900,000	RUB	14,450	USD	14,326	(124)
7/18/2018	Bank of America Merrill Lynch	190,000	RUB	3,058	USD	3,024	(34)
7/18/2018	Bank of America Merrill Lynch	190,000	RUB	3,051	USD	3,024	(27)
7/18/2018	Bank of America Merrill Lynch	180,000	RUB	2,890	USD	2,865	(25)
7/18/2018	Bank of America Merrill Lynch	430,000	RUB	6,903	USD	6,844	(59)
7/18/2018	Bank of America Merrill Lynch	360,000	RUB	5,775	USD	5,730	(45)
7/18/2018	Bank of America Merrill Lynch	660,000	RUB	10,558	USD	10,505	(53)
7/18/2018	Bank of America Merrill Lynch	900,000	RUB	14,395	USD	14,326	(69)
7/18/2018	Bank of America Merrill Lynch	660,000	RUB	10,552	USD	10,505	(47)
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,674	USD	7,640	(33)
7/18/2018	Bank of America Merrill Lynch	910,000	RUB	14,543	USD	14,485	(58)
7/18/2018	Bank of America Merrill Lynch	30,000	RUB	478	USD	478	—
7/18/2018	Bank of America Merrill Lynch	180,000	RUB	2,861	USD	2,865	4
7/18/2018	Bank of America Merrill Lynch	730,000	RUB	11,466	USD	11,620	153
7/18/2018	Bank of America Merrill Lynch	950,000	RUB	14,919	USD	15,122	203
7/18/2018	Bank of America Merrill Lynch	880,000	RUB	13,818	USD	14,007	189
7/18/2018	Bank of America Merrill Lynch	960,000	RUB	15,066	USD	15,281	214
7/18/2018	Bank of America Merrill Lynch	1,890,000	RUB	29,633	USD	30,084	451
7/18/2018	Bank of America Merrill Lynch	680,000	RUB	10,659	USD	10,824	164
7/18/2018	Bank of America Merrill Lynch	410,000	RUB	6,415	USD	6,526	111
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,506	USD	7,640	135
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,505	USD	7,640	135
7/18/2018	Bank of America Merrill Lynch	380,000	RUB	5,940	USD	6,049	109
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,502	USD	7,640	138
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,501	USD	7,640	139
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,613	USD	7,640	28
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,611	USD	7,640	29
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,609	USD	7,640	31
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,608	USD	7,640	33
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,607	USD	7,640	34
7/18/2018	Bank of America Merrill Lynch	750,000	RUB	11,878	USD	11,938	60
7/18/2018	Bank of America Merrill Lynch	430,000	RUB	6,810	USD	6,844	35
7/18/2018	Bank of America Merrill Lynch	2,390,000	RUB	37,843	USD	38,043	199
7/18/2018	Bank of America Merrill Lynch	340,000	RUB	5,382	USD	5,412	30
7/18/2018	Bank of America Merrill Lynch	370,000	RUB	5,855	USD	5,889	35
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,594	USD	7,640	46
7/18/2018	Bank of America Merrill Lynch	430,000	RUB	6,802	USD	6,844	43
7/18/2018	Bank of America Merrill Lynch	390,000	RUB	6,168	USD	6,208	39
7/18/2018	Bank of America Merrill Lynch	260,000	RUB	4,112	USD	4,139	26
7/18/2018	Bank of America Merrill Lynch	400,000	RUB	6,326	USD	6,367	41
7/18/2018	Bank of America Merrill Lynch	390,000	RUB	6,166	USD	6,208	41
7/18/2018	Bank of America Merrill Lynch	360,000	RUB	5,709	USD	5,730	21
7/18/2018	Bank of America Merrill Lynch	380,000	RUB	6,017	USD	6,049	31
7/18/2018	Bank of America Merrill Lynch	310,000	RUB	4,912	USD	4,934	22
7/18/2018	Bank of America Merrill Lynch	230,000	RUB	3,644	USD	3,661	17

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
7/18/2018	Bank of America Merrill Lynch	280,000	RUB	4,433	USD	$4,457	$24
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,651	USD	7,640	(11)
7/18/2018	Bank of America Merrill Lynch	490,000	RUB	7,810	USD	7,800	(10)
7/18/2018	Bank of America Merrill Lynch	470,000	RUB	7,490	USD	7,481	(9)
7/18/2018	Bank of America Merrill Lynch	380,000	RUB	6,053	USD	6,049	(4)
7/18/2018	Bank of America Merrill Lynch	230,000	RUB	3,662	USD	3,661	(1)
7/18/2018	Bank of America Merrill Lynch	410,000	RUB	6,528	USD	6,526	(2)
7/18/2018	Bank of America Merrill Lynch	180,000	RUB	2,862	USD	2,865	3
7/18/2018	Bank of America Merrill Lynch	710,000	RUB	11,286	USD	11,301	15
7/18/2018	Bank of America Merrill Lynch	1,070,000	SEK	122,117	USD	119,771	(2,346)
7/18/2018	Bank of America Merrill Lynch	730,000	SEK	82,416	USD	81,713	(703)
7/18/2018	Bank of America Merrill Lynch	190,000	SEK	21,482	USD	21,268	(214)
7/18/2018	Bank of America Merrill Lynch	300,000	SEK	33,619	USD	33,581	(39)
7/18/2018	Bank of America Merrill Lynch	410,000	TRY	87,549	USD	88,802	1,253
7/18/2018	Bank of America Merrill Lynch	250,000	TRY	53,570	USD	54,148	577
7/18/2018	Bank of America Merrill Lynch	70,000	TRY	15,094	USD	15,161	67
7/18/2018	Bank of America Merrill Lynch	140,000	TRY	30,772	USD	30,323	(449)
7/18/2018	Bank of America Merrill Lynch	530,000	TRY	116,272	USD	114,793	(1,479)
7/18/2018	Bank of America Merrill Lynch	540,000	TRY	117,973	USD	116,959	(1,014)
7/18/2018	Bank of America Merrill Lynch	150,000	TRY	32,397	USD	32,489	91
7/18/2018	Bank of America Merrill Lynch	50,000	TRY	10,417	USD	10,830	412
7/18/2018	Bank of America Merrill Lynch	290,000	TRY	60,517	USD	62,811	2,294
7/18/2018	Bank of America Merrill Lynch	90,000	TRY	19,007	USD	19,493	486
7/18/2018	Bank of America Merrill Lynch	1,970,000	ZAR	156,098	USD	143,392	(12,706)
7/18/2018	Bank of America Merrill Lynch	30,000	ZAR	2,334	USD	2,184	(150)
7/18/2018	Bank of America Merrill Lynch	20,000	ZAR	1,541	USD	1,456	(86)
7/18/2018	Bank of America Merrill Lynch	50,000	ZAR	3,685	USD	3,639	(45)
7/18/2018	Bank of America Merrill Lynch	40,000	ZAR	2,911	USD	2,912	—
7/19/2018	Bank of America Merrill Lynch	3,091,284,000	KRW	2,800,000	USD	2,775,036	(24,964)
7/23/2018	Bank of America Merrill Lynch	280,245,660	INR	4,100,000	USD	4,078,938	(21,062)
7/23/2018	Bank of America Merrill Lynch	1,933,791,743	KRW	1,753,920	USD	1,736,135	(17,785)
7/23/2018	Bank of America Merrill Lynch	72,279,147	KRW	65,563	USD	64,891	(672)
7/23/2018	Bank of America Merrill Lynch	258,072,100	KRW	234,141	USD	231,694	(2,447)
7/23/2018	Bank of America Merrill Lynch	207,388,136	KRW	188,089	USD	186,191	(1,899)
7/23/2018	Bank of America Merrill Lynch	174,530,107	KRW	158,287	USD	156,691	(1,596)
7/23/2018	Bank of America Merrill Lynch	886,288	TWD	29,412	USD	29,112	(300)
7/23/2018	Bank of America Merrill Lynch	8,151,720	TWD	270,588	USD	267,761	(2,827)
7/23/2018	Bank of America Merrill Lynch	18,075,000	TWD	600,000	USD	593,713	(6,287)
7/25/2018	Bank of America Merrill Lynch	557,885,000	KRW	500,000	USD	500,888	888
7/30/2018	Bank of America Merrill Lynch	64,018,000	CLP	100,000	USD	98,339	(1,661)
7/30/2018	Bank of America Merrill Lynch	586,800,000	COP	200,000	USD	199,508	(492)
7/30/2018	Bank of America Merrill Lynch	292,853,613	COP	100,000	USD	99,568	(432)
7/30/2018	Bank of America Merrill Lynch	2,119,773,000	KRW	1,900,000	USD	1,903,446	3,446
7/30/2018	Bank of America Merrill Lynch	9,100,500	TWD	300,000	USD	299,059	(942)
8/2/2018	Bank of America Merrill Lynch	51,313	BRL	13,318	USD	13,284	(34)
8/6/2018	Bank of America Merrill Lynch	46,000	AUD	35,216	USD	33,992	(1,224)
8/6/2018	Bank of America Merrill Lynch	2,664,715	BRL	801,707	USD	689,548	(112,159)
8/6/2018	Bank of America Merrill Lynch	2,800,197	BRL	842,469	USD	724,607	(117,862)
8/6/2018	Bank of America Merrill Lynch	80,211	BRL	24,132	USD	20,756	(3,376)
8/6/2018	Bank of America Merrill Lynch	51,733	BRL	15,564	USD	13,387	(2,178)
8/6/2018	Bank of America Merrill Lynch	51,352	BRL	15,450	USD	13,288	(2,161)
8/6/2018	Bank of America Merrill Lynch	42,772	BRL	12,868	USD	11,068	(1,800)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
8/6/2018	Bank of America Merrill Lynch	40,112	BRL	12,045	USD	$10,380	$(1,665)
8/6/2018	Bank of America Merrill Lynch	34,056	BRL	10,246	USD	8,813	(1,433)
8/6/2018	Bank of America Merrill Lynch	33,746	BRL	10,153	USD	8,732	(1,420)
8/6/2018	Bank of America Merrill Lynch	42,571	CAD	33,000	USD	32,383	(617)
8/6/2018	Bank of America Merrill Lynch	35,000	EUR	43,345	USD	40,979	(2,366)
8/6/2018	Bank of America Merrill Lynch	26,000	GBP	36,615	USD	34,386	(2,229)
8/6/2018	Bank of America Merrill Lynch	52,486	SEK	6,318	USD	5,884	(434)
8/6/2018	Bank of America Merrill Lynch	143,317	TRY	34,929	USD	30,780	(4,149)
8/6/2018	Bank of America Merrill Lynch	140,659	TRY	34,713	USD	30,210	(4,503)
8/15/2018	Bank of America Merrill Lynch	540,000	NOK	66,029	USD	66,380	351
9/19/2018	Bank of America Merrill Lynch	64,000	AUD	48,481	USD	47,298	(1,183)
9/19/2018	Bank of America Merrill Lynch	14,145	CAD	10,888	USD	10,767	(120)
9/19/2018	Bank of America Merrill Lynch	70,363	CAD	53,000	USD	53,563	563
9/19/2018	Bank of America Merrill Lynch	46,463	CAD	35,000	USD	35,370	370
9/19/2018	Bank of America Merrill Lynch	11,414,992	CZK	529,519	USD	514,256	(15,263)
9/19/2018	Bank of America Merrill Lynch	142,000	EUR	169,149	USD	166,831	(2,317)
9/19/2018	Bank of America Merrill Lynch	42,000	EUR	49,805	USD	49,345	(461)
9/19/2018	Bank of America Merrill Lynch	92,000	EUR	109,091	USD	108,088	(1,003)
9/19/2018	Bank of America Merrill Lynch	78,000	EUR	92,636	USD	91,640	(997)
9/19/2018	Bank of America Merrill Lynch	46,000	EUR	53,474	USD	54,044	570
9/19/2018	Bank of America Merrill Lynch	50,000	EUR	58,816	USD	58,743	(73)
9/19/2018	Bank of America Merrill Lynch	88,000	GBP	118,604	USD	116,611	(1,993)
9/19/2018	Bank of America Merrill Lynch	101,565	HKD	12,967	USD	12,964	(3)
9/19/2018	Bank of America Merrill Lynch	250,759	HKD	32,000	USD	32,008	8
9/19/2018	Bank of America Merrill Lynch	65,294,904	INR	961,279	USD	943,744	(17,535)
9/19/2018	Bank of America Merrill Lynch	3,266,950,439	KRW	3,066,033	USD	2,939,638	(126,395)
9/19/2018	Bank of America Merrill Lynch	4,391,810	KRW	4,103	USD	3,952	(151)
9/19/2018	Bank of America Merrill Lynch	10,976,542	KRW	10,255	USD	9,877	(378)
9/19/2018	Bank of America Merrill Lynch	14,678,581	KRW	13,617	USD	13,208	(409)
9/19/2018	Bank of America Merrill Lynch	19,338,649	KRW	17,751	USD	17,401	(350)
9/19/2018	Bank of America Merrill Lynch	49,456	SEK	5,690	USD	5,563	(126)
9/19/2018	Bank of America Merrill Lynch	16,441	SEK	1,924	USD	1,849	(75)
9/19/2018	Bank of America Merrill Lynch	2,307,809	SGD	1,736,656	USD	1,695,599	(41,056)
9/19/2018	Bank of America Merrill Lynch	2,497	SGD	1,874	USD	1,834	(40)
9/19/2018	Bank of America Merrill Lynch	3,659	SGD	2,745	USD	2,688	(57)
9/19/2018	Bank of America Merrill Lynch	47,198	SGD	35,000	USD	34,677	(323)
9/19/2018	Bank of America Merrill Lynch	15,968	TRY	3,224	USD	3,365	141
9/19/2018	Bank of America Merrill Lynch	21,600,262	TWD	732,525	USD	712,696	(19,829)
9/19/2018	Bank of America Merrill Lynch	11,769,204	ZAR	907,084	USD	849,501	(57,583)
9/19/2018	Bank of America Merrill Lynch	103,168	ZAR	7,951	USD	7,447	(505)
9/20/2018	Bank of America Merrill Lynch	530,053,459	CLP	841,194	USD	814,183	(27,012)
							(1,028,544)
To Sell:
7/2/2018	Bank of America Merrill Lynch	116,229	AUD	126,499	NZD	85,876	(469)
7/2/2018	Bank of America Merrill Lynch	283,771	AUD	308,857	NZD	209,664	(1,139)
7/2/2018	Bank of America Merrill Lynch	200,000	AUD	218,230	NZD	147,770	(17)
7/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,341	USD	7,389	(47)
7/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,342	USD	7,389	(46)
7/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,344	USD	7,389	(44)
7/2/2018	Bank of America Merrill Lynch	326,383	CHF	250,000	GBP	328,701	1,409
7/2/2018	Bank of America Merrill Lynch	10,000	CHF	10,024	USD	10,071	(47)
7/2/2018	Bank of America Merrill Lynch	10,000	CHF	10,016	USD	10,071	(55)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
7/2/2018	Bank of America Merrill Lynch	155,340	EUR	137,269	GBP	$181,367	$(1,607)
7/2/2018	Bank of America Merrill Lynch	77,670	EUR	68,585	GBP	90,684	(869)
7/2/2018	Bank of America Merrill Lynch	156,078	EUR	137,786	GBP	182,229	(1,792)
7/2/2018	Bank of America Merrill Lynch	4,582	EUR	4,042	GBP	5,350	(57)
7/2/2018	Bank of America Merrill Lynch	5,102	EUR	4,500	GBP	5,957	(64)
7/2/2018	Bank of America Merrill Lynch	1,228	EUR	1,083	GBP	1,434	(15)
7/2/2018	Bank of America Merrill Lynch	500,000	EUR	443,138	GBP	583,775	1,360
7/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,539	USD	11,676	(137)
7/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,545	USD	11,676	(130)
7/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,547	USD	11,676	(129)
7/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,548	USD	11,676	(128)
7/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,554	USD	11,676	(121)
7/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,557	USD	11,676	(118)
7/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,582	USD	11,676	(94)
7/2/2018	Bank of America Merrill Lynch	250,000	GBP	325,997	CHF	330,063	(3,282)
7/2/2018	Bank of America Merrill Lynch	36,312	GBP	41,064	EUR	47,942	(383)
7/2/2018	Bank of America Merrill Lynch	121,039	GBP	136,880	EUR	159,802	(1,274)
7/2/2018	Bank of America Merrill Lynch	22,696	GBP	25,666	EUR	29,965	(240)
7/2/2018	Bank of America Merrill Lynch	60,511	GBP	68,442	EUR	79,890	(624)
7/2/2018	Bank of America Merrill Lynch	48,408	GBP	54,754	EUR	63,910	(497)
7/2/2018	Bank of America Merrill Lynch	506,797	GBP	573,194	EUR	669,099	(5,253)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,061	USD	13,203	(141)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,069	USD	13,203	(134)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,070	USD	13,203	(133)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,070	USD	13,203	(133)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,071	USD	13,203	(132)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,072	USD	13,203	(130)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,075	USD	13,203	(128)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,075	USD	13,203	(127)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,083	USD	13,203	(120)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,086	USD	13,203	(117)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,086	USD	13,203	(117)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,087	USD	13,203	(116)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,087	USD	13,203	(116)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,089	USD	13,203	(114)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,089	USD	13,203	(113)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,091	USD	13,203	(112)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,091	USD	13,203	(111)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,091	USD	13,203	(111)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,092	USD	13,203	(111)
7/2/2018	Bank of America Merrill Lynch	20,000	GBP	26,185	USD	26,405	(220)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,092	USD	13,203	(110)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,093	USD	13,203	(109)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,093	USD	13,203	(109)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,094	USD	13,203	(109)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,095	USD	13,203	(108)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,095	USD	13,203	(107)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,096	USD	13,203	(107)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,096	USD	13,203	(107)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,097	USD	13,203	(105)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,100	USD	13,203	(102)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,102	USD	13,203	(100)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,103	USD	$13,203	$(100)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,103	USD	13,203	(100)
7/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,103	USD	13,203	(99)
7/2/2018	Bank of America Merrill Lynch	278,681,920	INR	4,100,000	USD	4,067,459	32,541
7/2/2018	Bank of America Merrill Lynch	14,954,980	JPY	200,000	NZD	135,015	395
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,089	USD	9,028	60
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,088	USD	9,028	60
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,087	USD	9,028	59
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,086	USD	9,028	58
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,085	USD	9,028	57
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,084	USD	9,028	56
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,080	USD	9,028	52
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,078	USD	9,028	50
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,078	USD	9,028	49
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,077	USD	9,028	49
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,077	USD	9,028	49
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,075	USD	9,028	47
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,073	USD	9,028	45
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,073	USD	9,028	44
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,072	USD	9,028	44
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,072	USD	9,028	43
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,072	USD	9,028	43
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,071	USD	9,028	43
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,070	USD	9,028	42
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,069	USD	9,028	41
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,068	USD	9,028	40
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,068	USD	9,028	40
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,067	USD	9,028	38
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,066	USD	9,028	38
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,065	USD	9,028	37
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,064	USD	9,028	36
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,064	USD	9,028	36
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,064	USD	9,028	35
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,063	USD	9,028	35
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,060	USD	9,028	32
7/2/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,060	USD	9,028	32
7/2/2018	Bank of America Merrill Lynch	37,500,000	JPY	338,946	USD	338,555	391
7/2/2018	Bank of America Merrill Lynch	490,000	MXN	24,862	USD	24,929	(67)
7/2/2018	Bank of America Merrill Lynch	9,000,000	MXN	457,222	USD	457,881	(659)
7/2/2018	Bank of America Merrill Lynch	540,000	NOK	65,911	USD	66,254	(343)
7/2/2018	Bank of America Merrill Lynch	653,076	NZD	600,000	AUD	442,165	(1,370)
7/2/2018	Bank of America Merrill Lynch	200,000	NZD	14,894,300	JPY	135,410	(429)
7/2/2018	Bank of America Merrill Lynch	32,338	NZD	21,844	USD	21,894	(51)
7/2/2018	Bank of America Merrill Lynch	35,327	NZD	23,853	USD	23,918	(65)
7/2/2018	Bank of America Merrill Lynch	432,335	NZD	291,961	USD	292,712	(752)
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,751	USD	6,771	(20)
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,753	USD	6,771	(17)
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,754	USD	6,771	(17)
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,756	USD	6,771	(14)
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,757	USD	6,771	(14)
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,757	USD	6,771	(13)
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,759	USD	6,771	(12)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,759	USD	$6,771	$(11)
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,761	USD	6,771	(9)
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,764	USD	6,771	(6)
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,773	USD	6,771	2
7/2/2018	Bank of America Merrill Lynch	40,000	NZD	27,112	USD	27,082	30
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,779	USD	6,771	8
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,779	USD	6,771	9
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,780	USD	6,771	10
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,782	USD	6,771	11
7/2/2018	Bank of America Merrill Lynch	60,000	NZD	40,712	USD	40,623	89
7/2/2018	Bank of America Merrill Lynch	50,000	NZD	33,927	USD	33,853	74
7/2/2018	Bank of America Merrill Lynch	10,000	NZD	6,786	USD	6,771	15
7/2/2018	Bank of America Merrill Lynch	10,000	PLN	2,658	USD	2,671	(13)
7/2/2018	Bank of America Merrill Lynch	10,000	PLN	2,657	USD	2,671	(14)
7/2/2018	Bank of America Merrill Lynch	10,000	PLN	2,657	USD	2,671	(14)
7/2/2018	Bank of America Merrill Lynch	10,000	PLN	2,656	USD	2,671	(15)
7/2/2018	Bank of America Merrill Lynch	10,000	PLN	2,656	USD	2,671	(15)
7/2/2018	Bank of America Merrill Lynch	10,000	PLN	2,654	USD	2,671	(17)
7/2/2018	Bank of America Merrill Lynch	120,000	PLN	31,835	USD	32,052	(216)
7/2/2018	Bank of America Merrill Lynch	80,000	SEK	8,887	USD	8,943	(55)
7/2/2018	Bank of America Merrill Lynch	40,000	SEK	4,443	USD	4,471	(29)
7/2/2018	Bank of America Merrill Lynch	50,000	SEK	5,551	USD	5,589	(38)
7/2/2018	Bank of America Merrill Lynch	40,000	SEK	4,441	USD	4,471	(30)
7/2/2018	Bank of America Merrill Lynch	40,000	SEK	4,440	USD	4,471	(31)
7/2/2018	Bank of America Merrill Lynch	50,000	SEK	5,549	USD	5,589	(40)
7/2/2018	Bank of America Merrill Lynch	90,000	SEK	9,983	USD	10,060	(78)
7/3/2018	Bank of America Merrill Lynch	107,395	AUD	8,708,387	JPY	79,350	(708)
7/3/2018	Bank of America Merrill Lynch	292,605	AUD	23,726,394	JPY	216,194	(1,930)
7/3/2018	Bank of America Merrill Lynch	44,457	AUD	48,461	NZD	32,847	(37)
7/3/2018	Bank of America Merrill Lynch	155,543	AUD	169,583	NZD	114,924	(108)
7/3/2018	Bank of America Merrill Lynch	10,000	AUD	7,344	USD	7,389	(44)
7/3/2018	Bank of America Merrill Lynch	10,000	AUD	7,344	USD	7,389	(44)
7/3/2018	Bank of America Merrill Lynch	10,000	AUD	7,347	USD	7,389	(41)
7/3/2018	Bank of America Merrill Lynch	10,000	AUD	7,350	USD	7,389	(39)
7/3/2018	Bank of America Merrill Lynch	10,000	AUD	7,384	USD	7,389	(5)
7/3/2018	Bank of America Merrill Lynch	45,153	BRL	12,153	USD	11,732	421
7/3/2018	Bank of America Merrill Lynch	4,968,339	BRL	1,356,673	USD	1,290,876	65,796
7/3/2018	Bank of America Merrill Lynch	18,076	BRL	4,916	USD	4,697	219
7/3/2018	Bank of America Merrill Lynch	149,887	BRL	40,013	USD	38,944	1,069
7/3/2018	Bank of America Merrill Lynch	214,727	BRL	57,261	USD	55,790	1,471
7/3/2018	Bank of America Merrill Lynch	194,665	BRL	51,980	USD	50,578	1,402
7/3/2018	Bank of America Merrill Lynch	109,321	BRL	29,128	USD	28,404	724
7/3/2018	Bank of America Merrill Lynch	176,197	BRL	46,632	USD	45,780	852
7/3/2018	Bank of America Merrill Lynch	203,652	BRL	52,996	USD	52,913	83
7/3/2018	Bank of America Merrill Lynch	185,973	BRL	47,700	USD	48,320	(620)
7/3/2018	Bank of America Merrill Lynch	99,674	BRL	26,187	USD	25,897	290
7/3/2018	Bank of America Merrill Lynch	149,782	BRL	39,445	USD	38,916	529
7/3/2018	Bank of America Merrill Lynch	24,247	BRL	6,415	USD	6,300	115
7/3/2018	Bank of America Merrill Lynch	129,688	BRL	33,635	USD	33,696	(61)
7/3/2018	Bank of America Merrill Lynch	214,277	BRL	55,573	USD	55,674	(101)
7/3/2018	Bank of America Merrill Lynch	218,992	BRL	56,795	USD	56,899	(103)
7/3/2018	Bank of America Merrill Lynch	122,516	BRL	31,774	USD	31,832	(58)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
7/3/2018	Bank of America Merrill Lynch	120,717	BRL	31,308	USD	$31,365	$(57)
7/3/2018	Bank of America Merrill Lynch	50,916	BRL	13,205	USD	13,229	(24)
7/3/2018	Bank of America Merrill Lynch	25,461	BRL	6,603	USD	6,615	(12)
7/3/2018	Bank of America Merrill Lynch	1,677	BRL	435	USD	436	(1)
7/3/2018	Bank of America Merrill Lynch	31,116	BRL	8,070	USD	8,085	(15)
7/3/2018	Bank of America Merrill Lynch	15,325	BRL	3,974	USD	3,982	(7)
7/3/2018	Bank of America Merrill Lynch	5,609,008	BRL	1,454,694	USD	1,457,335	(2,642)
7/3/2018	Bank of America Merrill Lynch	40,000	CAD	30,399	USD	30,409	(11)
7/3/2018	Bank of America Merrill Lynch	10,000	CAD	7,549	USD	7,602	(53)
7/3/2018	Bank of America Merrill Lynch	163,917	CHF	125,000	GBP	165,123	(60)
7/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,075	USD	10,074	1
7/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,070	USD	10,074	(4)
7/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,063	USD	10,074	(11)
7/3/2018	Bank of America Merrill Lynch	1,326,076	CNH	200,000	USD	200,058	(58)
7/3/2018	Bank of America Merrill Lynch	177,802	EUR	157,250	GBP	207,640	9
7/3/2018	Bank of America Merrill Lynch	122,198	EUR	108,070	GBP	142,704	1
7/3/2018	Bank of America Merrill Lynch	96,213	EUR	85,083	GBP	112,359	(6)
7/3/2018	Bank of America Merrill Lynch	164,586	EUR	145,480	GBP	192,206	(99)
7/3/2018	Bank of America Merrill Lynch	36,828	EUR	32,559	GBP	43,008	(14)
7/3/2018	Bank of America Merrill Lynch	55,778	EUR	49,322	GBP	65,138	(8)
7/3/2018	Bank of America Merrill Lynch	27,450	EUR	24,271	GBP	32,056	(6)
7/3/2018	Bank of America Merrill Lynch	19,145	EUR	16,929	GBP	22,358	(3)
7/3/2018	Bank of America Merrill Lynch	100,000	EUR	12,895,150	JPY	116,781	(330)
7/3/2018	Bank of America Merrill Lynch	102,392	GBP	115,242	EUR	135,203	(611)
7/3/2018	Bank of America Merrill Lynch	30,481	GBP	34,304	EUR	40,249	(185)
7/3/2018	Bank of America Merrill Lynch	115,695	GBP	130,252	EUR	152,768	(647)
7/3/2018	Bank of America Merrill Lynch	195,584	GBP	220,202	EUR	258,256	(1,082)
7/3/2018	Bank of America Merrill Lynch	50,000	GBP	65,519	USD	66,022	(503)
7/3/2018	Bank of America Merrill Lynch	50,000	GBP	65,525	USD	66,022	(497)
7/3/2018	Bank of America Merrill Lynch	50,000	GBP	65,528	USD	66,022	(494)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,106	USD	13,204	(98)
7/3/2018	Bank of America Merrill Lynch	50,000	GBP	65,546	USD	66,022	(476)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,114	USD	13,204	(90)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,115	USD	13,204	(89)
7/3/2018	Bank of America Merrill Lynch	60,000	GBP	78,694	USD	79,226	(533)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,117	USD	13,204	(88)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,119	USD	13,204	(85)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,136	USD	13,204	(69)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,143	USD	13,204	(61)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,145	USD	13,204	(60)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,146	USD	13,204	(58)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,147	USD	13,204	(58)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,147	USD	13,204	(58)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,148	USD	13,204	(56)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,152	USD	13,204	(52)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,153	USD	13,204	(51)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,155	USD	13,204	(50)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,157	USD	13,204	(47)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,157	USD	13,204	(47)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,164	USD	13,204	(40)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,172	USD	13,204	(32)
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,175	USD	13,204	(29)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
7/3/2018	Bank of America Merrill Lynch	10,000	GBP	13,176	USD	$13,204	$(29)
7/3/2018	Bank of America Merrill Lynch	7,619,489	JPY	58,924	EUR	68,804	14
7/3/2018	Bank of America Merrill Lynch	5,311,608	JPY	41,076	EUR	47,964	9
7/3/2018	Bank of America Merrill Lynch	436,816	JPY	3,945	USD	3,944	—
7/3/2018	Bank of America Merrill Lynch	1,767,513	JPY	15,963	USD	15,961	2
7/3/2018	Bank of America Merrill Lynch	10,295,671	JPY	92,975	USD	92,970	5
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,052	USD	9,030	22
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,048	USD	9,030	18
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,046	USD	9,030	16
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,042	USD	9,030	13
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,039	USD	9,030	9
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,037	USD	9,030	7
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,037	USD	9,030	7
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,036	USD	9,030	6
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,036	USD	9,030	6
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,035	USD	9,030	5
7/3/2018	Bank of America Merrill Lynch	2,000,000	JPY	18,070	USD	18,060	10
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,035	USD	9,030	5
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,034	USD	9,030	4
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,034	USD	9,030	4
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,033	USD	9,030	3
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,032	USD	9,030	2
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,032	USD	9,030	2
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,031	USD	9,030	1
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,031	USD	9,030	1
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,030	USD	9,030	—
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,029	USD	9,030	(1)
7/3/2018	Bank of America Merrill Lynch	2,000,000	JPY	18,057	USD	18,060	(3)
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,027	USD	9,030	(3)
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,026	USD	9,030	(4)
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,026	USD	9,030	(4)
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,026	USD	9,030	(4)
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,023	USD	9,030	(7)
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,022	USD	9,030	(8)
7/3/2018	Bank of America Merrill Lynch	1,000,000	JPY	9,019	USD	9,030	(11)
7/3/2018	Bank of America Merrill Lynch	1,966,845	MXN	100,478	USD	100,016	462
7/3/2018	Bank of America Merrill Lynch	1,533,155	MXN	78,194	USD	77,962	231
7/3/2018	Bank of America Merrill Lynch	5,500,000	MXN	277,080	USD	279,680	(2,600)
7/3/2018	Bank of America Merrill Lynch	1,800,000	MXN	90,556	USD	91,532	(976)
7/3/2018	Bank of America Merrill Lynch	100,000	NZD	67,600	USD	67,705	(105)
7/3/2018	Bank of America Merrill Lynch	10,000	NZD	6,740	USD	6,771	(30)
7/3/2018	Bank of America Merrill Lynch	10,000	NZD	6,741	USD	6,771	(30)
7/3/2018	Bank of America Merrill Lynch	10,000	NZD	6,742	USD	6,771	(29)
7/3/2018	Bank of America Merrill Lynch	40,000	NZD	26,982	USD	27,082	(100)
7/3/2018	Bank of America Merrill Lynch	100,000	NZD	67,469	USD	67,705	(236)
7/3/2018	Bank of America Merrill Lynch	10,000	NZD	6,747	USD	6,771	(23)
7/3/2018	Bank of America Merrill Lynch	100,000	NZD	67,535	USD	67,705	(170)
7/3/2018	Bank of America Merrill Lynch	110,000	NZD	74,292	USD	74,476	(184)
7/3/2018	Bank of America Merrill Lynch	10,000	NZD	6,756	USD	6,771	(15)
7/3/2018	Bank of America Merrill Lynch	100,000	NZD	67,559	USD	67,705	(146)
7/3/2018	Bank of America Merrill Lynch	100,000	NZD	67,567	USD	67,705	(138)
7/3/2018	Bank of America Merrill Lynch	10,000	NZD	6,757	USD	6,771	(14)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
7/3/2018	Bank of America Merrill Lynch	10,000	NZD	6,757	USD	$6,771	$(13)
7/3/2018	Bank of America Merrill Lynch	110,000	NZD	74,337	USD	74,476	(139)
7/3/2018	Bank of America Merrill Lynch	10,000	NZD	6,758	USD	6,771	(12)
7/3/2018	Bank of America Merrill Lynch	100,000	NZD	67,589	USD	67,705	(116)
7/3/2018	Bank of America Merrill Lynch	10,000	NZD	6,759	USD	6,771	(11)
7/3/2018	Bank of America Merrill Lynch	10,000	NZD	6,760	USD	6,771	(10)
7/3/2018	Bank of America Merrill Lynch	10,000	NZD	6,761	USD	6,771	(10)
7/3/2018	Bank of America Merrill Lynch	10,000	NZD	6,761	USD	6,771	(9)
7/3/2018	Bank of America Merrill Lynch	10,000	NZD	6,767	USD	6,771	(4)
7/3/2018	Bank of America Merrill Lynch	10,000	NZD	6,773	USD	6,771	3
7/3/2018	Bank of America Merrill Lynch	10,000	NZD	6,777	USD	6,771	6
7/3/2018	Bank of America Merrill Lynch	20,000	PLN	5,347	USD	5,342	4
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,671	USD	2,671	—
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,671	USD	2,671	—
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,671	USD	2,671	—
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,670	USD	2,671	(1)
7/3/2018	Bank of America Merrill Lynch	20,000	PLN	5,338	USD	5,342	(4)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,668	USD	2,671	(3)
7/3/2018	Bank of America Merrill Lynch	30,000	PLN	8,004	USD	8,013	(9)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,668	USD	2,671	(3)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,668	USD	2,671	(3)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,668	USD	2,671	(3)
7/3/2018	Bank of America Merrill Lynch	20,000	PLN	5,334	USD	5,342	(8)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,667	USD	2,671	(4)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,667	USD	2,671	(4)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,667	USD	2,671	(4)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,667	USD	2,671	(4)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,666	USD	2,671	(5)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,666	USD	2,671	(5)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,666	USD	2,671	(6)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,665	USD	2,671	(6)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,665	USD	2,671	(6)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,665	USD	2,671	(6)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,664	USD	2,671	(7)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,664	USD	2,671	(7)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,663	USD	2,671	(8)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,663	USD	2,671	(8)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,663	USD	2,671	(8)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,662	USD	2,671	(9)
7/3/2018	Bank of America Merrill Lynch	10,000	PLN	2,660	USD	2,671	(11)
7/3/2018	Bank of America Merrill Lynch	40,000	SEK	4,477	USD	4,472	5
7/3/2018	Bank of America Merrill Lynch	40,000	SEK	4,475	USD	4,472	3
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,356	USD	3,354	2
7/3/2018	Bank of America Merrill Lynch	40,000	SEK	4,474	USD	4,472	2
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,355	USD	3,354	1
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,351	USD	3,354	(3)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,351	USD	3,354	(3)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,351	USD	3,354	(4)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,350	USD	3,354	(4)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,350	USD	3,354	(4)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,350	USD	3,354	(5)
7/3/2018	Bank of America Merrill Lynch	70,000	SEK	7,814	USD	7,827	(12)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
7/3/2018	Bank of America Merrill Lynch	60,000	SEK	6,698	USD	$6,708	$(11)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,349	USD	3,354	(5)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,349	USD	3,354	(6)
7/3/2018	Bank of America Merrill Lynch	70,000	SEK	7,812	USD	7,827	(14)
7/3/2018	Bank of America Merrill Lynch	50,000	SEK	5,580	USD	5,590	(10)
7/3/2018	Bank of America Merrill Lynch	40,000	SEK	4,464	USD	4,472	(9)
7/3/2018	Bank of America Merrill Lynch	50,000	SEK	5,580	USD	5,590	(11)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,347	USD	3,354	(7)
7/3/2018	Bank of America Merrill Lynch	60,000	SEK	6,692	USD	6,708	(16)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,346	USD	3,354	(8)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,346	USD	3,354	(9)
7/3/2018	Bank of America Merrill Lynch	70,000	SEK	7,806	USD	7,827	(20)
7/3/2018	Bank of America Merrill Lynch	50,000	SEK	5,576	USD	5,590	(15)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,345	USD	3,354	(9)
7/3/2018	Bank of America Merrill Lynch	40,000	SEK	4,460	USD	4,472	(12)
7/3/2018	Bank of America Merrill Lynch	40,000	SEK	4,460	USD	4,472	(12)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,345	USD	3,354	(9)
7/3/2018	Bank of America Merrill Lynch	40,000	SEK	4,460	USD	4,472	(13)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,345	USD	3,354	(10)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,344	USD	3,354	(10)
7/3/2018	Bank of America Merrill Lynch	120,000	SEK	13,376	USD	13,417	(41)
7/3/2018	Bank of America Merrill Lynch	40,000	SEK	4,458	USD	4,472	(14)
7/3/2018	Bank of America Merrill Lynch	80,000	SEK	8,914	USD	8,945	(30)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,343	USD	3,354	(11)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,343	USD	3,354	(12)
7/3/2018	Bank of America Merrill Lynch	50,000	SEK	5,571	USD	5,590	(20)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,341	USD	3,354	(13)
7/3/2018	Bank of America Merrill Lynch	60,000	SEK	6,682	USD	6,708	(27)
7/3/2018	Bank of America Merrill Lynch	50,000	SEK	5,567	USD	5,590	(24)
7/3/2018	Bank of America Merrill Lynch	30,000	SEK	3,340	USD	3,354	(14)
7/3/2018	Bank of America Merrill Lynch	90,000	SEK	10,019	USD	10,063	(44)
7/3/2018	Bank of America Merrill Lynch	40,000	SEK	4,452	USD	4,472	(20)
7/3/2018	Bank of America Merrill Lynch	40,000	SEK	4,451	USD	4,472	(21)
7/3/2018	Bank of America Merrill Lynch	40,000	SEK	4,451	USD	4,472	(21)
7/3/2018	Bank of America Merrill Lynch	40,000	ZAR	2,908	USD	2,917	(9)
7/3/2018	Bank of America Merrill Lynch	20,000	ZAR	1,452	USD	1,459	(7)
7/3/2018	Bank of America Merrill Lynch	20,000	ZAR	1,448	USD	1,459	(10)
7/9/2018	Bank of America Merrill Lynch	276,483,500	INR	4,100,000	USD	4,030,993	69,007
7/9/2018	Bank of America Merrill Lynch	3,027,500,000	KRW	2,800,000	USD	2,717,087	82,913
7/9/2018	Bank of America Merrill Lynch	17,888,400	TWD	600,000	USD	587,062	12,938
7/10/2018	Bank of America Merrill Lynch	3,600,000	AUD	3,536,971	CAD	2,659,959	1,599
7/10/2018	Bank of America Merrill Lynch	2,349,687	AUD	1,500,000	EUR	1,736,131	3,291
7/10/2018	Bank of America Merrill Lynch	2,227,231	AUD	1,250,000	GBP	1,645,651	2,893
7/10/2018	Bank of America Merrill Lynch	1,000,000	AUD	81,250,200	JPY	738,877	222
7/10/2018	Bank of America Merrill Lynch	600,000	AUD	49,033,080	JPY	443,327	3,460
7/10/2018	Bank of America Merrill Lynch	3,600,000	AUD	3,875,141	NZD	2,659,959	10,692
7/10/2018	Bank of America Merrill Lynch	1,800,000	AUD	1,330,240	USD	1,329,979	260
7/10/2018	Bank of America Merrill Lynch	500,000	AUD	368,324	USD	369,439	(1,115)
7/10/2018	Bank of America Merrill Lynch	100,000	AUD	74,279	USD	73,888	392
7/10/2018	Bank of America Merrill Lynch	2,116,198	CAD	1,375,000	EUR	1,609,003	(14,532)
7/10/2018	Bank of America Merrill Lynch	400,000	CAD	33,078,240	JPY	304,131	(3,232)
7/10/2018	Bank of America Merrill Lynch	1,000,000	CAD	82,351,700	JPY	760,327	(8,698)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
7/10/2018	Bank of America Merrill Lynch	800,000	CAD	600,763	USD	$608,262	$(7,499)
7/10/2018	Bank of America Merrill Lynch	100,000	CAD	75,095	USD	76,033	(937)
7/10/2018	Bank of America Merrill Lynch	2,300,000	CAD	1,731,542	USD	1,748,753	(17,211)
7/10/2018	Bank of America Merrill Lynch	100,000	CAD	75,172	USD	76,033	(861)
7/10/2018	Bank of America Merrill Lynch	200,000	CAD	150,666	USD	152,065	(1,399)
7/10/2018	Bank of America Merrill Lynch	4,036,500	CHF	3,500,000	EUR	4,068,650	(9,998)
7/10/2018	Bank of America Merrill Lynch	655,927	CHF	500,000	GBP	661,147	(1,729)
7/10/2018	Bank of America Merrill Lynch	250,000	CHF	27,588,950	JPY	251,990	(1,025)
7/10/2018	Bank of America Merrill Lynch	2,000,000	CHF	220,711,600	JPY	2,015,919	(8,198)
7/10/2018	Bank of America Merrill Lynch	250,000	CHF	27,820,400	JPY	251,990	1,508
7/10/2018	Bank of America Merrill Lynch	375,000	CHF	376,392	USD	377,985	(1,593)
7/10/2018	Bank of America Merrill Lynch	2,625,000	CHF	2,634,741	USD	2,645,893	(11,152)
7/10/2018	Bank of America Merrill Lynch	500,000	CHF	504,857	USD	503,980	878
7/10/2018	Bank of America Merrill Lynch	250,000	CHF	250,948	USD	251,990	(1,042)
7/10/2018	Bank of America Merrill Lynch	7,132,756	CNH	1,100,000	USD	1,075,831	24,169
7/10/2018	Bank of America Merrill Lynch	1,310,343	CNH	200,000	USD	197,639	2,361
7/10/2018	Bank of America Merrill Lynch	2,630,978	CNH	400,000	USD	396,829	3,171
7/10/2018	Bank of America Merrill Lynch	1,800,000	EUR	1,582,427	GBP	2,103,168	(16,207)
7/10/2018	Bank of America Merrill Lynch	100,000	EUR	88,131	GBP	116,843	(896)
7/10/2018	Bank of America Merrill Lynch	500,000	EUR	442,472	GBP	584,213	(4,551)
7/10/2018	Bank of America Merrill Lynch	500,000	EUR	63,641,400	JPY	584,213	(5,294)
7/10/2018	Bank of America Merrill Lynch	100,000	EUR	12,786,400	JPY	116,843	(997)
7/10/2018	Bank of America Merrill Lynch	100,000	EUR	12,786,400	JPY	116,843	(997)
7/10/2018	Bank of America Merrill Lynch	200,000	EUR	25,552,280	JPY	223,685	(1,985)
7/10/2018	Bank of America Merrill Lynch	125,000	EUR	144,711	USD	146,053	(1,343)
7/10/2018	Bank of America Merrill Lynch	250,000	EUR	291,191	USD	292,107	(916)
7/10/2018	Bank of America Merrill Lynch	250,000	GBP	326,279	CHF	330,217	(1,314)
7/10/2018	Bank of America Merrill Lynch	1,230,776	GBP	1,400,000	EUR	1,625,694	(2,234)
7/10/2018	Bank of America Merrill Lynch	611,733	GBP	700,000	EUR	808,019	5,626
7/10/2018	Bank of America Merrill Lynch	2,190,895	GBP	2,500,000	EUR	2,893,885	19,584
7/10/2018	Bank of America Merrill Lynch	176,284	GBP	200,000	EUR	232,848	724
7/10/2018	Bank of America Merrill Lynch	443,235	GBP	500,000	EUR	585,455	(1,198)
7/10/2018	Bank of America Merrill Lynch	500,000	GBP	72,390,050	JPY	660,435	(1,933)
7/10/2018	Bank of America Merrill Lynch	750,000	GBP	108,812,775	JPY	990,652	(4,803)
7/10/2018	Bank of America Merrill Lynch	62,500	GBP	82,301	USD	82,554	(254)
7/10/2018	Bank of America Merrill Lynch	187,500	GBP	247,815	USD	247,663	152
7/10/2018	Bank of America Merrill Lynch	250,000	GBP	327,548	USD	330,217	(2,670)
7/10/2018	Bank of America Merrill Lynch	375,000	GBP	491,321	USD	495,326	(4,005)
7/10/2018	Bank of America Merrill Lynch	129,505,000	HUF	400,000	EUR	459,702	4,144
7/10/2018	Bank of America Merrill Lynch	55,933,980	HUF	200,000	USD	198,548	1,452
7/10/2018	Bank of America Merrill Lynch	361,521,810	HUF	1,300,000	USD	1,283,289	16,711
7/10/2018	Bank of America Merrill Lynch	3,614,188	ILS	1,000,000	USD	988,051	11,949
7/10/2018	Bank of America Merrill Lynch	16,571,600	JPY	200,000	CAD	149,713	290
7/10/2018	Bank of America Merrill Lynch	16,470,340	JPY	200,000	CAD	148,798	1,568
7/10/2018	Bank of America Merrill Lynch	27,715,475	JPY	250,000	CHF	250,390	1,142
7/10/2018	Bank of America Merrill Lynch	27,648,700	JPY	250,000	CHF	249,787	990
7/10/2018	Bank of America Merrill Lynch	89,097,960	JPY	700,000	EUR	804,939	6,791
7/10/2018	Bank of America Merrill Lynch	38,467,620	JPY	300,000	EUR	347,529	2,088
7/10/2018	Bank of America Merrill Lynch	38,363,610	JPY	300,000	EUR	346,589	4,387
7/10/2018	Bank of America Merrill Lynch	126,682,588	JPY	875,000	GBP	1,144,491	9,490
7/10/2018	Bank of America Merrill Lynch	36,579,325	JPY	250,000	GBP	330,469	1,590
7/10/2018	Bank of America Merrill Lynch	36,325,825	JPY	250,000	GBP	328,179	3,721

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
7/10/2018	Bank of America Merrill Lynch	15,132,500	JPY	200,000	NZD	$136,712	$653
7/10/2018	Bank of America Merrill Lynch	37,500,000	JPY	341,173	USD	338,787	2,386
7/10/2018	Bank of America Merrill Lynch	12,500,000	JPY	113,240	USD	112,929	311
7/10/2018	Bank of America Merrill Lynch	12,500,000	JPY	114,197	USD	112,929	1,268
7/10/2018	Bank of America Merrill Lynch	25,000,000	JPY	228,186	USD	225,858	2,328
7/10/2018	Bank of America Merrill Lynch	137,500,000	JPY	1,252,701	USD	1,242,219	10,483
7/10/2018	Bank of America Merrill Lynch	18,500,000	MXN	905,260	USD	939,676	(34,415)
7/10/2018	Bank of America Merrill Lynch	500,000	MXN	24,467	USD	25,397	(930)
7/10/2018	Bank of America Merrill Lynch	500,000	MXN	24,994	USD	25,397	(402)
7/10/2018	Bank of America Merrill Lynch	13,025,013	NOK	1,375,000	EUR	1,598,738	(4,268)
7/10/2018	Bank of America Merrill Lynch	1,184,958	NOK	125,000	EUR	145,446	794
7/10/2018	Bank of America Merrill Lynch	3,864,888	NZD	3,600,000	AUD	2,616,738	37,794
7/10/2018	Bank of America Merrill Lynch	651,233	NZD	600,000	AUD	440,920	(115)
7/10/2018	Bank of America Merrill Lynch	218,242	NZD	200,000	AUD	147,762	14
7/10/2018	Bank of America Merrill Lynch	2,400,000	NZD	181,590,000	JPY	1,624,930	26,918
7/10/2018	Bank of America Merrill Lynch	200,000	NZD	15,135,100	JPY	135,411	2,375
7/10/2018	Bank of America Merrill Lynch	200,000	NZD	14,946,460	JPY	135,411	(371)
7/10/2018	Bank of America Merrill Lynch	1,900,000	NZD	1,307,675	USD	1,286,403	21,272
7/10/2018	Bank of America Merrill Lynch	100,000	NZD	68,687	USD	67,705	981
7/10/2018	Bank of America Merrill Lynch	500,000	NZD	337,895	USD	338,527	(632)
7/10/2018	Bank of America Merrill Lynch	432,135	PLN	100,000	EUR	115,439	523
7/10/2018	Bank of America Merrill Lynch	434,178	PLN	100,000	EUR	115,985	801
7/10/2018	Bank of America Merrill Lynch	4,833,680	PLN	1,300,000	USD	1,291,252	8,748
7/10/2018	Bank of America Merrill Lynch	50,931,440	RUB	800,000	USD	811,395	(11,395)
7/10/2018	Bank of America Merrill Lynch	21,833,111	SEK	2,125,000	EUR	2,442,404	21,777
7/10/2018	Bank of America Merrill Lynch	23,320,083	SEK	21,500,000	NOK	2,608,747	25,495
7/10/2018	Bank of America Merrill Lynch	545,470	SEK	500,000	NOK	61,020	550
7/10/2018	Bank of America Merrill Lynch	15,975,736	SEK	1,800,000	USD	1,787,157	12,843
7/10/2018	Bank of America Merrill Lynch	4,777,315	TRY	1,000,000	USD	1,038,315	(38,315)
7/16/2018	Bank of America Merrill Lynch	18,090,000	TWD	600,000	USD	593,942	6,058
7/16/2018	Bank of America Merrill Lynch	3,092,124,000	KRW	2,800,000	USD	2,775,577	24,423
7/18/2018	Bank of America Merrill Lynch	710,000	AUD	542,076	USD	524,618	17,457
7/18/2018	Bank of America Merrill Lynch	110,000	AUD	82,630	USD	81,279	1,352
7/18/2018	Bank of America Merrill Lynch	220,000	AUD	163,994	USD	162,558	1,436
7/18/2018	Bank of America Merrill Lynch	370,000	AUD	274,580	USD	273,393	1,188
7/18/2018	Bank of America Merrill Lynch	520,000	AUD	383,723	USD	384,228	(505)
7/18/2018	Bank of America Merrill Lynch	160,000	AUD	118,057	USD	118,224	(166)
7/18/2018	Bank of America Merrill Lynch	30,000	AUD	22,046	USD	22,167	(120)
7/18/2018	Bank of America Merrill Lynch	50,000	AUD	37,000	USD	36,945	55
7/18/2018	Bank of America Merrill Lynch	3,630,000	BRL	975,597	USD	941,420	34,177
7/18/2018	Bank of America Merrill Lynch	70,000	BRL	18,093	USD	18,154	(61)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,752	USD	7,780	(28)
7/18/2018	Bank of America Merrill Lynch	10,000	BRL	2,590	USD	2,593	(3)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,767	USD	7,780	(14)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,752	USD	7,780	(29)
7/18/2018	Bank of America Merrill Lynch	30,000	BRL	7,746	USD	7,780	(34)
7/18/2018	Bank of America Merrill Lynch	50,000	BRL	12,904	USD	12,967	(63)
7/18/2018	Bank of America Merrill Lynch	60,000	BRL	15,479	USD	15,561	(82)
7/18/2018	Bank of America Merrill Lynch	60,000	BRL	15,474	USD	15,561	(86)
7/18/2018	Bank of America Merrill Lynch	190,000	CAD	147,298	USD	144,482	2,816
7/18/2018	Bank of America Merrill Lynch	120,000	CAD	92,862	USD	91,252	1,610
7/18/2018	Bank of America Merrill Lynch	190,000	CAD	146,590	USD	144,482	2,108

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
7/18/2018	Bank of America Merrill Lynch	340,000	CAD	257,962	USD	$258,547	$(585)
7/18/2018	Bank of America Merrill Lynch	1,090,000	CAD	825,186	USD	828,871	(3,685)
7/18/2018	Bank of America Merrill Lynch	350,000	CAD	263,672	USD	266,151	(2,479)
7/18/2018	Bank of America Merrill Lynch	310,000	CAD	233,233	USD	235,734	(2,501)
7/18/2018	Bank of America Merrill Lynch	160,000	CAD	120,266	USD	121,669	(1,403)
7/18/2018	Bank of America Merrill Lynch	80,000	CAD	60,240	USD	60,835	(594)
7/18/2018	Bank of America Merrill Lynch	80,000	CAD	60,173	USD	60,835	(662)
7/18/2018	Bank of America Merrill Lynch	150,000	CAD	112,753	USD	114,065	(1,312)
7/18/2018	Bank of America Merrill Lynch	40,000	CAD	30,061	USD	30,417	(357)
7/18/2018	Bank of America Merrill Lynch	20,000	CAD	15,098	USD	15,209	(110)
7/18/2018	Bank of America Merrill Lynch	2,540,000	CHF	2,597,025	USD	2,561,963	35,063
7/18/2018	Bank of America Merrill Lynch	60,000	CHF	60,862	USD	60,519	343
7/18/2018	Bank of America Merrill Lynch	30,000	CHF	30,356	USD	30,259	96
7/18/2018	Bank of America Merrill Lynch	10,000	CHF	10,031	USD	10,086	(56)
7/18/2018	Bank of America Merrill Lynch	10,000	CHF	10,091	USD	10,086	4
7/18/2018	Bank of America Merrill Lynch	64,040,000	CLP	100,000	USD	98,370	1,630
7/18/2018	Bank of America Merrill Lynch	586,560,000	COP	200,000	USD	199,542	458
7/18/2018	Bank of America Merrill Lynch	310,000	EUR	361,439	USD	362,430	(990)
7/18/2018	Bank of America Merrill Lynch	1,650,000	EUR	1,926,306	USD	1,929,061	(2,755)
7/18/2018	Bank of America Merrill Lynch	160,000	EUR	186,268	USD	187,060	(793)
7/18/2018	Bank of America Merrill Lynch	70,000	EUR	81,085	USD	81,839	(754)
7/18/2018	Bank of America Merrill Lynch	230,000	GBP	305,977	USD	303,914	2,063
7/18/2018	Bank of America Merrill Lynch	40,000	GBP	53,051	USD	52,855	196
7/18/2018	Bank of America Merrill Lynch	210,000	GBP	277,115	USD	277,486	(372)
7/18/2018	Bank of America Merrill Lynch	300,000	GBP	396,665	USD	396,409	256
7/18/2018	Bank of America Merrill Lynch	410,000	GBP	543,920	USD	541,759	2,161
7/18/2018	Bank of America Merrill Lynch	80,000	GBP	105,138	USD	105,709	(571)
7/18/2018	Bank of America Merrill Lynch	350,000	GBP	458,456	USD	462,477	(4,021)
7/18/2018	Bank of America Merrill Lynch	470,000	GBP	620,689	USD	621,041	(352)
7/18/2018	Bank of America Merrill Lynch	8,000,000	JPY	73,176	USD	72,314	862
7/18/2018	Bank of America Merrill Lynch	2,000,000	JPY	18,235	USD	18,079	156
7/18/2018	Bank of America Merrill Lynch	29,000,000	JPY	263,757	USD	262,139	1,618
7/18/2018	Bank of America Merrill Lynch	23,000,000	JPY	208,910	USD	207,903	1,007
7/18/2018	Bank of America Merrill Lynch	40,000,000	JPY	362,450	USD	361,571	880
7/18/2018	Bank of America Merrill Lynch	21,000,000	JPY	191,146	USD	189,825	1,321
7/18/2018	Bank of America Merrill Lynch	17,000,000	JPY	154,203	USD	153,668	536
7/18/2018	Bank of America Merrill Lynch	29,000,000	JPY	262,988	USD	262,139	849
7/18/2018	Bank of America Merrill Lynch	31,000,000	JPY	280,151	USD	280,217	(67)
7/18/2018	Bank of America Merrill Lynch	3,640,000	MXN	177,617	USD	184,648	(7,030)
7/18/2018	Bank of America Merrill Lynch	150,000	MXN	7,309	USD	7,609	(300)
7/18/2018	Bank of America Merrill Lynch	3,970,000	MXN	194,012	USD	201,388	(7,376)
7/18/2018	Bank of America Merrill Lynch	3,150,000	MXN	152,436	USD	159,791	(7,355)
7/18/2018	Bank of America Merrill Lynch	3,780,000	MXN	184,519	USD	191,749	(7,231)
7/18/2018	Bank of America Merrill Lynch	3,170,000	MXN	153,271	USD	160,806	(7,534)
7/18/2018	Bank of America Merrill Lynch	510,000	MXN	24,504	USD	25,871	(1,367)
7/18/2018	Bank of America Merrill Lynch	1,160,000	MXN	55,526	USD	58,844	(3,317)
7/18/2018	Bank of America Merrill Lynch	130,000	MXN	6,308	USD	6,595	(287)
7/18/2018	Bank of America Merrill Lynch	10,050,000	NOK	1,239,035	USD	1,233,979	5,056
7/18/2018	Bank of America Merrill Lynch	1,940,000	NOK	239,155	USD	238,201	954
7/18/2018	Bank of America Merrill Lynch	280,000	NOK	34,227	USD	34,380	(153)
7/18/2018	Bank of America Merrill Lynch	330,000	NOK	40,309	USD	40,519	(210)
7/18/2018	Bank of America Merrill Lynch	300,000	NZD	211,247	USD	203,117	8,130

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
7/18/2018	Bank of America Merrill Lynch	50,000	NZD	34,715	USD	$33,853	$862
7/18/2018	Bank of America Merrill Lynch	40,000	NZD	27,503	USD	27,082	421
7/18/2018	Bank of America Merrill Lynch	40,000	NZD	27,499	USD	27,082	417
7/18/2018	Bank of America Merrill Lynch	140,000	NZD	96,535	USD	94,788	1,747
7/18/2018	Bank of America Merrill Lynch	10,000	NZD	6,865	USD	6,771	94
7/18/2018	Bank of America Merrill Lynch	60,000	NZD	40,797	USD	40,623	174
7/18/2018	Bank of America Merrill Lynch	310,000	NZD	209,366	USD	209,888	(522)
7/18/2018	Bank of America Merrill Lynch	1,750,000	PLN	476,837	USD	467,543	9,294
7/18/2018	Bank of America Merrill Lynch	380,000	PLN	101,909	USD	101,524	385
7/18/2018	Bank of America Merrill Lynch	180,000	PLN	47,761	USD	48,090	(330)
7/18/2018	Bank of America Merrill Lynch	340,000	PLN	90,811	USD	90,837	(26)
7/18/2018	Bank of America Merrill Lynch	2,880,000	RUB	46,082	USD	45,842	240
7/18/2018	Bank of America Merrill Lynch	240,000	RUB	3,852	USD	3,820	31
7/18/2018	Bank of America Merrill Lynch	390,000	RUB	6,254	USD	6,208	46
7/18/2018	Bank of America Merrill Lynch	550,000	RUB	8,784	USD	8,755	29
7/18/2018	Bank of America Merrill Lynch	2,160,000	RUB	34,468	USD	34,382	86
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,658	USD	7,640	18
7/18/2018	Bank of America Merrill Lynch	640,000	RUB	10,230	USD	10,187	43
7/18/2018	Bank of America Merrill Lynch	610,000	RUB	9,749	USD	9,710	40
7/18/2018	Bank of America Merrill Lynch	960,000	RUB	15,343	USD	15,281	62
7/18/2018	Bank of America Merrill Lynch	520,000	RUB	8,284	USD	8,277	7
7/18/2018	Bank of America Merrill Lynch	180,000	RUB	2,876	USD	2,865	10
7/18/2018	Bank of America Merrill Lynch	180,000	RUB	2,875	USD	2,865	10
7/18/2018	Bank of America Merrill Lynch	350,000	RUB	5,590	USD	5,571	19
7/18/2018	Bank of America Merrill Lynch	350,000	RUB	5,541	USD	5,571	(30)
7/18/2018	Bank of America Merrill Lynch	500,000	RUB	7,914	USD	7,959	(45)
7/18/2018	Bank of America Merrill Lynch	370,000	RUB	5,856	USD	5,889	(34)
7/18/2018	Bank of America Merrill Lynch	430,000	RUB	6,801	USD	6,844	(43)
7/18/2018	Bank of America Merrill Lynch	510,000	RUB	8,065	USD	8,118	(53)
7/18/2018	Bank of America Merrill Lynch	1,440,000	RUB	22,766	USD	22,921	(155)
7/18/2018	Bank of America Merrill Lynch	470,000	RUB	7,422	USD	7,481	(59)
7/18/2018	Bank of America Merrill Lynch	950,000	RUB	14,900	USD	15,122	(222)
7/18/2018	Bank of America Merrill Lynch	680,000	RUB	10,657	USD	10,824	(167)
7/18/2018	Bank of America Merrill Lynch	960,000	RUB	15,027	USD	15,281	(254)
7/18/2018	Bank of America Merrill Lynch	1,910,000	RUB	29,865	USD	30,402	(537)
7/18/2018	Bank of America Merrill Lynch	960,000	RUB	14,998	USD	15,281	(283)
7/18/2018	Bank of America Merrill Lynch	950,000	RUB	14,841	USD	15,122	(280)
7/18/2018	Bank of America Merrill Lynch	900,000	RUB	14,041	USD	14,326	(284)
7/18/2018	Bank of America Merrill Lynch	850,000	RUB	13,241	USD	13,530	(289)
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,474	USD	7,640	(167)
7/18/2018	Bank of America Merrill Lynch	700,000	RUB	10,897	USD	11,142	(245)
7/18/2018	Bank of America Merrill Lynch	390,000	RUB	6,070	USD	6,208	(138)
7/18/2018	Bank of America Merrill Lynch	550,000	RUB	8,559	USD	8,755	(195)
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,469	USD	7,640	(171)
7/18/2018	Bank of America Merrill Lynch	380,000	RUB	5,911	USD	6,049	(137)
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,464	USD	7,640	(177)
7/18/2018	Bank of America Merrill Lynch	1,260,000	RUB	19,590	USD	20,056	(466)
7/18/2018	Bank of America Merrill Lynch	530,000	RUB	8,237	USD	8,436	(199)
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,458	USD	7,640	(183)
7/18/2018	Bank of America Merrill Lynch	450,000	RUB	6,991	USD	7,163	(171)
7/18/2018	Bank of America Merrill Lynch	480,000	RUB	7,456	USD	7,640	(184)
7/18/2018	Bank of America Merrill Lynch	880,000	RUB	13,669	USD	14,007	(338)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
7/18/2018	Bank of America Merrill Lynch	690,000	RUB	10,892	USD	$10,983	$(91)
7/18/2018	Bank of America Merrill Lynch	1,050,000	RUB	16,536	USD	16,713	(178)
7/18/2018	Bank of America Merrill Lynch	9,030,000	SEK	1,041,410	USD	1,010,774	30,636
7/18/2018	Bank of America Merrill Lynch	40,000	SEK	4,540	USD	4,477	62
7/18/2018	Bank of America Merrill Lynch	1,210,000	SEK	136,175	USD	135,442	733
7/18/2018	Bank of America Merrill Lynch	2,980,000	SEK	336,362	USD	333,567	2,795
7/18/2018	Bank of America Merrill Lynch	390,000	SEK	43,318	USD	43,655	(336)
7/18/2018	Bank of America Merrill Lynch	2,000,000	SEK	223,710	USD	223,870	(160)
7/18/2018	Bank of America Merrill Lynch	190,000	TRY	41,125	USD	41,152	(27)
7/18/2018	Bank of America Merrill Lynch	120,000	TRY	25,574	USD	25,991	(417)
7/18/2018	Bank of America Merrill Lynch	70,000	TRY	14,898	USD	15,161	(263)
7/18/2018	Bank of America Merrill Lynch	40,000	TRY	8,425	USD	8,664	(239)
7/18/2018	Bank of America Merrill Lynch	280,000	TRY	58,313	USD	60,645	(2,332)
7/18/2018	Bank of America Merrill Lynch	70,000	TRY	14,607	USD	15,161	(555)
7/18/2018	Bank of America Merrill Lynch	10,000	TRY	2,088	USD	2,166	(77)
7/18/2018	Bank of America Merrill Lynch	600,000	ZAR	45,635	USD	43,673	1,963
7/18/2018	Bank of America Merrill Lynch	550,000	ZAR	41,739	USD	40,033	1,706
7/18/2018	Bank of America Merrill Lynch	230,000	ZAR	17,331	USD	16,741	590
7/18/2018	Bank of America Merrill Lynch	410,000	ZAR	30,831	USD	29,843	988
7/18/2018	Bank of America Merrill Lynch	700,000	ZAR	52,315	USD	50,951	1,364
7/18/2018	Bank of America Merrill Lynch	160,000	ZAR	11,813	USD	11,646	167
7/18/2018	Bank of America Merrill Lynch	730,000	ZAR	53,168	USD	53,135	33
7/18/2018	Bank of America Merrill Lynch	280,000	ZAR	20,257	USD	20,381	(124)
7/18/2018	Bank of America Merrill Lynch	1,560,000	ZAR	113,730	USD	113,549	181
7/18/2018	Bank of America Merrill Lynch	100,000	ZAR	7,314	USD	7,279	35
7/18/2018	Bank of America Merrill Lynch	40,000	ZAR	2,960	USD	2,912	49
7/18/2018	Bank of America Merrill Lynch	80,000	ZAR	5,826	USD	5,823	3
7/19/2018	Bank of America Merrill Lynch	1,856,060,000	KRW	1,700,000	USD	1,666,179	33,821
7/19/2018	Bank of America Merrill Lynch	342,177,460	KRW	313,390	USD	307,172	6,218
7/19/2018	Bank of America Merrill Lynch	171,131,547	KRW	156,695	USD	153,624	3,071
7/19/2018	Bank of America Merrill Lynch	171,521,217	KRW	156,695	USD	153,974	2,721
7/19/2018	Bank of America Merrill Lynch	171,612,788	KRW	156,696	USD	154,056	2,640
7/19/2018	Bank of America Merrill Lynch	172,403,662	KRW	156,695	USD	154,766	1,929
7/19/2018	Bank of America Merrill Lynch	176,059,943	KRW	159,829	USD	158,048	1,781
7/23/2018	Bank of America Merrill Lynch	281,598,250	INR	4,100,000	USD	4,098,625	1,375
7/23/2018	Bank of America Merrill Lynch	2,120,533,000	KRW	1,900,000	USD	1,903,789	(3,789)
7/23/2018	Bank of America Merrill Lynch	558,035,000	KRW	500,000	USD	500,997	(997)
7/23/2018	Bank of America Merrill Lynch	4,118,443	TWD	136,363	USD	135,279	1,084
7/23/2018	Bank of America Merrill Lynch	823,414	TWD	27,273	USD	27,047	226
7/23/2018	Bank of America Merrill Lynch	4,119,795	TWD	136,364	USD	135,324	1,040
7/23/2018	Bank of America Merrill Lynch	4,116,124	TWD	136,363	USD	135,203	1,160
7/23/2018	Bank of America Merrill Lynch	4,950,355	TWD	163,637	USD	162,605	1,032
7/23/2018	Bank of America Merrill Lynch	9,105,300	TWD	300,000	USD	299,083	917
7/25/2018	Bank of America Merrill Lynch	214,362,063	KRW	194,176	USD	192,462	1,714
7/25/2018	Bank of America Merrill Lynch	80,470,899	KRW	72,816	USD	72,250	566
7/25/2018	Bank of America Merrill Lynch	258,201,956	KRW	233,008	USD	231,823	1,186
7/30/2018	Bank of America Merrill Lynch	292,414,887	COP	100,000	USD	99,419	581
7/30/2018	Bank of America Merrill Lynch	280,553,160	INR	4,100,000	USD	4,079,957	20,043
8/2/2018	Bank of America Merrill Lynch	36,361	BRL	9,460	USD	9,413	47
8/2/2018	Bank of America Merrill Lynch	5,609,008	BRL	1,461,098	USD	1,452,063	9,035
8/2/2018	Bank of America Merrill Lynch	63,798	BRL	16,470	USD	16,516	(46)
8/2/2018	Bank of America Merrill Lynch	7,252,718	TWD	237,623	USD	238,392	(769)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
8/2/2018	Bank of America Merrill Lynch	1,904,373	TWD	62,377	USD	$62,596	$(219)
8/6/2018	Bank of America Merrill Lynch	46,000	AUD	35,216	USD	33,992	1,224
8/6/2018	Bank of America Merrill Lynch	2,800,197	BRL	842,469	USD	724,607	117,862
8/6/2018	Bank of America Merrill Lynch	80,211	BRL	24,132	USD	20,756	3,376
8/6/2018	Bank of America Merrill Lynch	51,733	BRL	15,564	USD	13,387	2,177
8/6/2018	Bank of America Merrill Lynch	51,352	BRL	15,450	USD	13,288	2,161
8/6/2018	Bank of America Merrill Lynch	42,772	BRL	12,868	USD	11,068	1,800
8/6/2018	Bank of America Merrill Lynch	40,112	BRL	12,045	USD	10,380	1,665
8/6/2018	Bank of America Merrill Lynch	34,056	BRL	10,246	USD	8,813	1,433
8/6/2018	Bank of America Merrill Lynch	33,746	BRL	10,153	USD	8,732	1,420
8/6/2018	Bank of America Merrill Lynch	2,664,715	BRL	801,707	USD	689,548	112,159
8/6/2018	Bank of America Merrill Lynch	42,571	CAD	33,000	USD	32,383	617
8/6/2018	Bank of America Merrill Lynch	35,000	EUR	43,345	USD	40,979	2,366
8/6/2018	Bank of America Merrill Lynch	26,000	GBP	36,615	USD	34,386	2,229
8/6/2018	Bank of America Merrill Lynch	52,486	SEK	6,318	USD	5,884	434
8/6/2018	Bank of America Merrill Lynch	143,317	TRY	34,929	USD	30,780	4,149
8/6/2018	Bank of America Merrill Lynch	140,659	TRY	34,713	USD	30,210	4,503
8/15/2018	Bank of America Merrill Lynch	910,000	NZD	616,273	USD	616,136	137
9/19/2018	Bank of America Merrill Lynch	54,000	AUD	41,193	USD	39,908	1,285
9/19/2018	Bank of America Merrill Lynch	655,262	CZK	30,336	USD	29,520	816
9/19/2018	Bank of America Merrill Lynch	588,152	CZK	26,914	USD	26,497	417
9/19/2018	Bank of America Merrill Lynch	687,084	CZK	31,711	USD	30,954	757
9/19/2018	Bank of America Merrill Lynch	579,650	CZK	26,757	USD	26,114	643
9/19/2018	Bank of America Merrill Lynch	534,384	CZK	24,555	USD	24,075	480
9/19/2018	Bank of America Merrill Lynch	568,798	CZK	26,326	USD	25,625	701
9/19/2018	Bank of America Merrill Lynch	540,299	CZK	24,461	USD	24,341	120
9/19/2018	Bank of America Merrill Lynch	536,500	CZK	24,310	USD	24,170	140
9/19/2018	Bank of America Merrill Lynch	532,833	CZK	23,915	USD	24,005	(90)
9/19/2018	Bank of America Merrill Lynch	601,470	CZK	27,035	USD	27,097	(62)
9/19/2018	Bank of America Merrill Lynch	656,308	CZK	29,384	USD	29,567	(183)
9/19/2018	Bank of America Merrill Lynch	629,719	CZK	28,507	USD	28,369	138
9/19/2018	Bank of America Merrill Lynch	620,543	CZK	28,108	USD	27,956	152
9/19/2018	Bank of America Merrill Lynch	623,013	CZK	28,189	USD	28,067	122
9/19/2018	Bank of America Merrill Lynch	665,897	CZK	30,163	USD	29,999	164
9/19/2018	Bank of America Merrill Lynch	668,470	CZK	29,886	USD	30,115	(229)
9/19/2018	Bank of America Merrill Lynch	659,257	CZK	29,643	USD	29,700	(57)
9/19/2018	Bank of America Merrill Lynch	69,000	EUR	82,139	USD	81,066	1,073
9/19/2018	Bank of America Merrill Lynch	40,000	EUR	47,588	USD	46,995	593
9/19/2018	Bank of America Merrill Lynch	121,000	EUR	141,018	USD	142,159	(1,141)
9/19/2018	Bank of America Merrill Lynch	35,000	EUR	40,787	USD	41,120	(334)
9/19/2018	Bank of America Merrill Lynch	29,000	EUR	34,021	USD	34,071	(50)
9/19/2018	Bank of America Merrill Lynch	26,000	EUR	30,469	USD	30,547	(77)
9/19/2018	Bank of America Merrill Lynch	28,000	EUR	32,544	USD	32,896	(352)
9/19/2018	Bank of America Merrill Lynch	77,815,525	HUF	291,402	USD	277,404	13,999
9/19/2018	Bank of America Merrill Lynch	11,415,874	HUF	42,722	USD	40,696	2,026
9/19/2018	Bank of America Merrill Lynch	10,760,798	HUF	39,761	USD	38,361	1,400
9/19/2018	Bank of America Merrill Lynch	11,624,036	HUF	42,873	USD	41,438	1,435
9/19/2018	Bank of America Merrill Lynch	10,652,049	HUF	39,481	USD	37,973	1,508
9/19/2018	Bank of America Merrill Lynch	9,101,326	HUF	33,558	USD	32,445	1,113
9/19/2018	Bank of America Merrill Lynch	8,676,622	HUF	31,990	USD	30,931	1,059
9/19/2018	Bank of America Merrill Lynch	14,147,395	HUF	51,037	USD	50,434	603
9/19/2018	Bank of America Merrill Lynch	11,893,629	HUF	42,981	USD	42,399	582

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
9/19/2018	Bank of America Merrill Lynch	10,921,666	HUF	39,079	USD	$38,935	$144
9/19/2018	Bank of America Merrill Lynch	9,245,053	HUF	33,173	USD	32,958	215
9/19/2018	Bank of America Merrill Lynch	10,375,882	HUF	36,919	USD	36,989	(70)
9/19/2018	Bank of America Merrill Lynch	8,401,556	HUF	30,287	USD	29,951	336
9/19/2018	Bank of America Merrill Lynch	8,131,562	HUF	29,291	USD	28,988	303
9/19/2018	Bank of America Merrill Lynch	6,480,261	HUF	23,317	USD	23,101	216
9/19/2018	Bank of America Merrill Lynch	8,127,007	HUF	29,007	USD	28,972	35
9/19/2018	Bank of America Merrill Lynch	7,700,479	HUF	27,322	USD	27,451	(129)
9/19/2018	Bank of America Merrill Lynch	9,229,411	HUF	32,816	USD	32,902	(86)
9/19/2018	Bank of America Merrill Lynch	5,925,910	INR	87,215	USD	85,651	1,564
9/19/2018	Bank of America Merrill Lynch	5,219,022	INR	76,316	USD	75,433	883
9/19/2018	Bank of America Merrill Lynch	7,836,557	INR	114,650	USD	113,266	1,384
9/19/2018	Bank of America Merrill Lynch	6,734,751	INR	98,444	USD	97,341	1,103
9/19/2018	Bank of America Merrill Lynch	7,078,432	INR	103,282	USD	102,309	973
9/19/2018	Bank of America Merrill Lynch	7,477,644	INR	109,252	USD	108,079	1,173
9/19/2018	Bank of America Merrill Lynch	7,111,619	INR	103,314	USD	102,788	526
9/19/2018	Bank of America Merrill Lynch	6,735,771	INR	97,702	USD	97,356	346
9/19/2018	Bank of America Merrill Lynch	6,759,186	INR	97,972	USD	97,694	278
9/19/2018	Bank of America Merrill Lynch	7,453,953	INR	107,997	USD	107,736	261
9/19/2018	Bank of America Merrill Lynch	7,014,428	INR	101,598	USD	101,384	215
9/19/2018	Bank of America Merrill Lynch	6,539,939	INR	95,333	USD	94,525	808
9/19/2018	Bank of America Merrill Lynch	5,917,379	INR	85,921	USD	85,527	394
9/19/2018	Bank of America Merrill Lynch	6,575,169	INR	95,378	USD	95,035	343
9/19/2018	Bank of America Merrill Lynch	6,472,936	INR	93,414	USD	93,557	(143)
9/19/2018	Bank of America Merrill Lynch	7,055,827	INR	101,082	USD	101,982	(900)
9/19/2018	Bank of America Merrill Lynch	7,031,777	INR	101,454	USD	101,634	(180)
9/19/2018	Bank of America Merrill Lynch	3,476,076	JPY	32,009	USD	31,565	444
9/19/2018	Bank of America Merrill Lynch	26,027,779	KRW	24,439	USD	23,420	1,019
9/19/2018	Bank of America Merrill Lynch	1,070,350,700	KRW	1,004,524	USD	963,113	41,411
9/19/2018	Bank of America Merrill Lynch	1,039,185	KRW	972	USD	935	37
9/19/2018	Bank of America Merrill Lynch	7,117,187	KRW	6,464	USD	6,404	60
9/19/2018	Bank of America Merrill Lynch	31,425,641	KRW	28,512	USD	28,277	235
9/19/2018	Bank of America Merrill Lynch	18,447,637	KRW	16,708	USD	16,599	109
9/19/2018	Bank of America Merrill Lynch	12,599,309	KRW	11,389	USD	11,337	52
9/19/2018	Bank of America Merrill Lynch	55,825,192	KRW	50,537	USD	50,232	305
9/19/2018	Bank of America Merrill Lynch	34,762,575	KRW	31,222	USD	31,280	(58)
9/19/2018	Bank of America Merrill Lynch	72,793,751	KRW	65,452	USD	65,501	(49)
9/19/2018	Bank of America Merrill Lynch	53,503,373	KRW	47,961	USD	48,143	(182)
9/19/2018	Bank of America Merrill Lynch	65,390,903	KRW	58,439	USD	58,839	(400)
9/19/2018	Bank of America Merrill Lynch	81,551,232	KRW	73,317	USD	73,381	(64)
9/19/2018	Bank of America Merrill Lynch	319,452	NOK	39,903	USD	39,324	579
9/19/2018	Bank of America Merrill Lynch	257,487	NOK	31,917	USD	31,696	221
9/19/2018	Bank of America Merrill Lynch	925,438	NOK	115,122	USD	113,920	1,203
9/19/2018	Bank of America Merrill Lynch	206,995	NOK	25,757	USD	25,481	276
9/19/2018	Bank of America Merrill Lynch	95,117	NOK	11,911	USD	11,709	202
9/19/2018	Bank of America Merrill Lynch	49,800	NOK	6,236	USD	6,130	106
9/19/2018	Bank of America Merrill Lynch	41,557	NOK	5,211	USD	5,116	95
9/19/2018	Bank of America Merrill Lynch	89,784	NOK	11,076	USD	11,052	24
9/19/2018	Bank of America Merrill Lynch	124,964	NOK	15,429	USD	15,383	46
9/19/2018	Bank of America Merrill Lynch	120,930	NOK	14,768	USD	14,886	(118)
9/19/2018	Bank of America Merrill Lynch	224,410	NOK	27,491	USD	27,625	(134)
9/19/2018	Bank of America Merrill Lynch	277,691	NOK	34,096	USD	34,183	(87)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
9/19/2018	Bank of America Merrill Lynch	234,336	NOK	28,987	USD	$28,846	$141
9/19/2018	Bank of America Merrill Lynch	204,815	NOK	25,254	USD	25,212	42
9/19/2018	Bank of America Merrill Lynch	178,750	NOK	22,072	USD	22,004	68
9/19/2018	Bank of America Merrill Lynch	211,979	NOK	26,066	USD	26,094	(28)
9/19/2018	Bank of America Merrill Lynch	202,853	NOK	24,900	USD	24,971	(71)
9/19/2018	Bank of America Merrill Lynch	217,634	NOK	26,749	USD	26,790	(41)
9/19/2018	Bank of America Merrill Lynch	421,311	PHP	7,917	USD	7,864	53
9/19/2018	Bank of America Merrill Lynch	47,471,309	PHP	891,698	USD	886,079	5,619
9/19/2018	Bank of America Merrill Lynch	633,786	PHP	11,854	USD	11,830	24
9/19/2018	Bank of America Merrill Lynch	635,412	PHP	11,841	USD	11,860	(19)
9/19/2018	Bank of America Merrill Lynch	614,648	PHP	11,409	USD	11,473	(64)
9/19/2018	Bank of America Merrill Lynch	558,294	PHP	10,362	USD	10,421	(59)
9/19/2018	Bank of America Merrill Lynch	214,290	PHP	3,974	USD	4,000	(26)
9/19/2018	Bank of America Merrill Lynch	303,890	PHP	5,635	USD	5,672	(37)
9/19/2018	Bank of America Merrill Lynch	119,752	PHP	2,225	USD	2,235	(10)
9/19/2018	Bank of America Merrill Lynch	168,439	PHP	3,132	USD	3,144	(12)
9/19/2018	Bank of America Merrill Lynch	146,736	PHP	2,728	USD	2,739	(11)
9/19/2018	Bank of America Merrill Lynch	562,033	PHP	10,414	USD	10,491	(77)
9/19/2018	Bank of America Merrill Lynch	238,460	PHP	4,416	USD	4,451	(35)
9/19/2018	Bank of America Merrill Lynch	905,377	PLN	251,477	USD	242,145	9,331
9/19/2018	Bank of America Merrill Lynch	120,814	PLN	33,554	USD	32,312	1,242
9/19/2018	Bank of America Merrill Lynch	73,331	PLN	20,153	USD	19,613	540
9/19/2018	Bank of America Merrill Lynch	92,923	PLN	25,726	USD	24,853	873
9/19/2018	Bank of America Merrill Lynch	48,384	PLN	13,347	USD	12,940	407
9/19/2018	Bank of America Merrill Lynch	39,738	PLN	10,940	USD	10,628	312
9/19/2018	Bank of America Merrill Lynch	35,793	PLN	9,920	USD	9,573	347
9/19/2018	Bank of America Merrill Lynch	73,265	PLN	19,875	USD	19,595	280
9/19/2018	Bank of America Merrill Lynch	72,192	PLN	19,577	USD	19,308	269
9/19/2018	Bank of America Merrill Lynch	101,392	PLN	27,166	USD	27,118	48
9/19/2018	Bank of America Merrill Lynch	118,902	PLN	31,907	USD	31,801	106
9/19/2018	Bank of America Merrill Lynch	117,625	PLN	31,431	USD	31,459	(28)
9/19/2018	Bank of America Merrill Lynch	127,164	PLN	34,341	USD	34,010	331
9/19/2018	Bank of America Merrill Lynch	117,231	PLN	31,604	USD	31,354	250
9/19/2018	Bank of America Merrill Lynch	100,354	PLN	27,017	USD	26,840	177
9/19/2018	Bank of America Merrill Lynch	122,291	PLN	32,795	USD	32,707	88
9/19/2018	Bank of America Merrill Lynch	121,391	PLN	32,270	USD	32,466	(196)
9/19/2018	Bank of America Merrill Lynch	145,513	PLN	38,861	USD	38,918	(57)
9/19/2018	Bank of America Merrill Lynch	28,488,989	RUB	450,045	USD	450,542	(497)
9/19/2018	Bank of America Merrill Lynch	258,640	RUB	4,075	USD	4,090	(15)
9/19/2018	Bank of America Merrill Lynch	526,725	RUB	8,320	USD	8,330	(10)
9/19/2018	Bank of America Merrill Lynch	664,327	RUB	10,470	USD	10,506	(36)
9/19/2018	Bank of America Merrill Lynch	965,597	RUB	15,369	USD	15,271	98
9/19/2018	Bank of America Merrill Lynch	786,046	RUB	12,387	USD	12,431	(44)
9/19/2018	Bank of America Merrill Lynch	1,191,107	RUB	18,602	USD	18,837	(235)
9/19/2018	Bank of America Merrill Lynch	1,402,967	RUB	21,681	USD	22,187	(506)
9/19/2018	Bank of America Merrill Lynch	1,483,650	RUB	23,111	USD	23,463	(352)
9/19/2018	Bank of America Merrill Lynch	1,169,993	RUB	18,147	USD	18,503	(356)
9/19/2018	Bank of America Merrill Lynch	1,491,744	RUB	23,425	USD	23,591	(166)
9/19/2018	Bank of America Merrill Lynch	1,174,875	RUB	18,522	USD	18,580	(58)
9/19/2018	Bank of America Merrill Lynch	846,703	RUB	13,319	USD	13,390	(71)
9/19/2018	Bank of America Merrill Lynch	810,563	RUB	12,702	USD	12,819	(117)
9/19/2018	Bank of America Merrill Lynch	603,252	RUB	9,483	USD	9,540	(57)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
9/19/2018	Bank of America Merrill Lynch	701,397	RUB	11,076	USD	$11,092	$(16)
9/19/2018	Bank of America Merrill Lynch	65,973	SEK	7,667	USD	7,421	246
9/19/2018	Bank of America Merrill Lynch	51,226	SEK	5,895	USD	5,762	133
9/19/2018	Bank of America Merrill Lynch	9,982,895	SEK	1,148,470	USD	1,122,980	25,490
9/19/2018	Bank of America Merrill Lynch	49,010	SEK	5,670	USD	5,513	157
9/19/2018	Bank of America Merrill Lynch	20,484	SEK	2,390	USD	2,304	86
9/19/2018	Bank of America Merrill Lynch	20,672	SEK	2,419	USD	2,325	94
9/19/2018	Bank of America Merrill Lynch	77,605	SEK	8,904	USD	8,730	174
9/19/2018	Bank of America Merrill Lynch	20,246	SEK	2,311	USD	2,277	34
9/19/2018	Bank of America Merrill Lynch	56,493	SEK	6,366	USD	6,355	11
9/19/2018	Bank of America Merrill Lynch	87,148	SEK	9,866	USD	9,803	63
9/19/2018	Bank of America Merrill Lynch	104,742	SEK	11,792	USD	11,782	10
9/19/2018	Bank of America Merrill Lynch	101,301	SEK	11,454	USD	11,395	59
9/19/2018	Bank of America Merrill Lynch	47,422	SEK	5,382	USD	5,335	47
9/19/2018	Bank of America Merrill Lynch	111,408	SEK	12,583	USD	12,532	51
9/19/2018	Bank of America Merrill Lynch	84,112	SEK	9,415	USD	9,462	(47)
9/19/2018	Bank of America Merrill Lynch	83,901	SEK	9,416	USD	9,438	(22)
9/19/2018	Bank of America Merrill Lynch	6,749	SGD	5,079	USD	4,959	120
9/19/2018	Bank of America Merrill Lynch	12,123	SGD	9,123	USD	8,907	216
9/19/2018	Bank of America Merrill Lynch	3,032	SGD	2,277	USD	2,228	50
9/19/2018	Bank of America Merrill Lynch	1,268	SGD	952	USD	932	20
9/19/2018	Bank of America Merrill Lynch	85	SGD	64	USD	63	1
9/19/2018	Bank of America Merrill Lynch	28,933	SGD	21,449	USD	21,258	191
9/19/2018	Bank of America Merrill Lynch	31,526	SGD	23,351	USD	23,163	188
9/19/2018	Bank of America Merrill Lynch	64,022	SGD	47,253	USD	47,038	215
9/19/2018	Bank of America Merrill Lynch	53,944	SGD	39,663	USD	39,634	29
9/19/2018	Bank of America Merrill Lynch	58,262	SGD	42,980	USD	42,807	173
9/19/2018	Bank of America Merrill Lynch	67,976	SGD	49,960	USD	49,943	17
9/19/2018	Bank of America Merrill Lynch	85,445	SGD	62,876	USD	62,779	97
9/19/2018	Bank of America Merrill Lynch	75,902	SGD	55,779	USD	55,767	12
9/19/2018	Bank of America Merrill Lynch	79,436	SGD	58,163	USD	58,364	(201)
9/19/2018	Bank of America Merrill Lynch	76,468	SGD	56,154	USD	56,183	(29)
9/19/2018	Bank of America Merrill Lynch	4,635,771	TRY	981,033	USD	977,035	3,999
9/19/2018	Bank of America Merrill Lynch	18,102	TRY	3,839	USD	3,815	24
9/19/2018	Bank of America Merrill Lynch	16,158	TRY	3,424	USD	3,405	19
9/19/2018	Bank of America Merrill Lynch	46,912	TRY	9,838	USD	9,887	(49)
9/19/2018	Bank of America Merrill Lynch	33,762	TRY	6,969	USD	7,116	(147)
9/19/2018	Bank of America Merrill Lynch	30,864	TRY	6,409	USD	6,505	(96)
9/19/2018	Bank of America Merrill Lynch	38,804	TRY	7,911	USD	8,178	(267)
9/19/2018	Bank of America Merrill Lynch	26,909	TRY	5,450	USD	5,671	(221)
9/19/2018	Bank of America Merrill Lynch	11,060	TRY	2,238	USD	2,331	(93)
9/19/2018	Bank of America Merrill Lynch	5,338	TRY	1,091	USD	1,125	(34)
9/19/2018	Bank of America Merrill Lynch	4,466	TRY	926	USD	941	(15)
9/19/2018	Bank of America Merrill Lynch	8,209	TRY	1,713	USD	1,730	(17)
9/19/2018	Bank of America Merrill Lynch	40,490	TRY	8,505	USD	8,534	(29)
9/19/2018	Bank of America Merrill Lynch	31,584	TRY	6,668	USD	6,657	11
9/19/2018	Bank of America Merrill Lynch	1,371,991	TWD	46,529	USD	45,269	1,260
9/19/2018	Bank of America Merrill Lynch	1,030,982	TWD	34,961	USD	34,017	944
9/19/2018	Bank of America Merrill Lynch	994,687	TWD	33,631	USD	32,820	812
9/19/2018	Bank of America Merrill Lynch	952,385	TWD	32,163	USD	31,424	739
9/19/2018	Bank of America Merrill Lynch	961,313	TWD	32,460	USD	31,718	742
9/19/2018	Bank of America Merrill Lynch	1,027,993	TWD	34,645	USD	33,918	727

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
9/19/2018	Bank of America Merrill Lynch	1,299,864	TWD	43,737	USD	$42,889	$848
9/19/2018	Bank of America Merrill Lynch	1,334,024	TWD	44,762	USD	44,016	746
9/19/2018	Bank of America Merrill Lynch	1,079,179	TWD	36,000	USD	35,607	393
9/19/2018	Bank of America Merrill Lynch	1,041,124	TWD	34,648	USD	34,352	296
9/19/2018	Bank of America Merrill Lynch	1,017,909	TWD	33,793	USD	33,586	207
9/19/2018	Bank of America Merrill Lynch	1,021,113	TWD	33,808	USD	33,691	117
9/19/2018	Bank of America Merrill Lynch	1,030,852	TWD	34,044	USD	34,013	31
9/19/2018	Bank of America Merrill Lynch	1,068,140	TWD	35,290	USD	35,243	47
9/19/2018	Bank of America Merrill Lynch	1,081,378	TWD	35,634	USD	35,680	(46)
9/19/2018	Bank of America Merrill Lynch	1,133,001	TWD	37,195	USD	37,383	(188)
9/19/2018	Bank of America Merrill Lynch	1,168,895	TWD	38,563	USD	38,567	(4)
9/19/2018	Bank of America Merrill Lynch	6,284	ZAR	485	USD	454	31
9/19/2018	Bank of America Merrill Lynch	11,024	ZAR	825	USD	796	29
9/19/2018	Bank of America Merrill Lynch	207,111	ZAR	15,560	USD	14,949	611
9/19/2018	Bank of America Merrill Lynch	131,525	ZAR	9,865	USD	9,494	372
9/19/2018	Bank of America Merrill Lynch	283,330	ZAR	21,117	USD	20,451	666
9/19/2018	Bank of America Merrill Lynch	321,129	ZAR	24,050	USD	23,179	871
9/19/2018	Bank of America Merrill Lynch	227,985	ZAR	16,755	USD	16,456	299
9/19/2018	Bank of America Merrill Lynch	405,022	ZAR	29,749	USD	29,234	515
9/19/2018	Bank of America Merrill Lynch	718,929	ZAR	51,205	USD	51,892	(687)
9/19/2018	Bank of America Merrill Lynch	779,358	ZAR	56,272	USD	56,254	18
9/19/2018	Bank of America Merrill Lynch	683,953	ZAR	49,191	USD	49,368	(177)
9/19/2018	Bank of America Merrill Lynch	627,729	ZAR	45,892	USD	45,309	583
9/19/2018	Bank of America Merrill Lynch	547,363	ZAR	40,052	USD	39,509	543
9/19/2018	Bank of America Merrill Lynch	533,541	ZAR	38,816	USD	38,511	305
9/19/2018	Bank of America Merrill Lynch	506,747	ZAR	36,743	USD	36,577	166
9/19/2018	Bank of America Merrill Lynch	487,314	ZAR	34,944	USD	35,174	(230)
9/19/2018	Bank of America Merrill Lynch	801,651	ZAR	57,555	USD	57,863	(308)
9/20/2018	Bank of America Merrill Lynch	8,535,037	CLP	13,569	USD	13,110	459
9/20/2018	Bank of America Merrill Lynch	4,828,693	CLP	7,668	USD	7,417	251
9/20/2018	Bank of America Merrill Lynch	5,995,810	CLP	9,474	USD	9,210	264
9/20/2018	Bank of America Merrill Lynch	5,496,411	CLP	8,666	USD	8,443	223
9/20/2018	Bank of America Merrill Lynch	6,031,054	CLP	9,481	USD	9,264	217
9/20/2018	Bank of America Merrill Lynch	7,184,335	CLP	11,366	USD	11,035	331
9/20/2018	Bank of America Merrill Lynch	4,280,779	CLP	6,712	USD	6,575	137
9/20/2018	Bank of America Merrill Lynch	13,612,003	CLP	21,417	USD	20,909	508
9/20/2018	Bank of America Merrill Lynch	3,937,108	CLP	6,134	USD	6,048	87
9/20/2018	Bank of America Merrill Lynch	8,416,611	CLP	13,120	USD	12,928	192
9/20/2018	Bank of America Merrill Lynch	10,463,000	CLP	16,402	USD	16,072	330
9/20/2018	Bank of America Merrill Lynch	10,947,607	CLP	17,152	USD	16,816	336
9/20/2018	Bank of America Merrill Lynch	13,480,318	CLP	21,133	USD	20,706	427
9/20/2018	Bank of America Merrill Lynch	11,736,226	CLP	18,370	USD	18,027	343
9/20/2018	Bank of America Merrill Lynch	14,422,329	CLP	22,585	USD	22,153	432
9/20/2018	Bank of America Merrill Lynch	11,525,907	CLP	17,845	USD	17,704	141
9/20/2018	Bank of America Merrill Lynch	18,699,223	CLP	28,905	USD	28,723	182
9/20/2018	Bank of America Merrill Lynch	17,494,788	CLP	26,925	USD	26,873	52
9/20/2018	Bank of America Merrill Lynch	1,447,932	ILS	407,986	USD	397,887	10,099
9/20/2018	Bank of America Merrill Lynch	66,462	ILS	18,743	USD	18,263	480
9/20/2018	Bank of America Merrill Lynch	61,664	ILS	17,360	USD	16,945	415
9/20/2018	Bank of America Merrill Lynch	67,297	ILS	18,939	USD	18,493	446
9/20/2018	Bank of America Merrill Lynch	63,731	ILS	17,931	USD	17,513	418
9/20/2018	Bank of America Merrill Lynch	59,589	ILS	16,713	USD	16,375	338

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
9/20/2018	Bank of America Merrill Lynch	52,801	ILS	14,794	USD	$14,510	$284
9/20/2018	Bank of America Merrill Lynch	69,222	ILS	19,251	USD	19,022	229
9/20/2018	Bank of America Merrill Lynch	54,024	ILS	14,988	USD	14,846	142
9/20/2018	Bank of America Merrill Lynch	53,474	ILS	14,760	USD	14,695	66
9/20/2018	Bank of America Merrill Lynch	41,668	ILS	11,523	USD	11,450	73
9/20/2018	Bank of America Merrill Lynch	45,902	ILS	12,744	USD	12,614	130
9/20/2018	Bank of America Merrill Lynch	37,195	ILS	10,341	USD	10,221	120
9/20/2018	Bank of America Merrill Lynch	35,383	ILS	9,842	USD	9,723	119
9/20/2018	Bank of America Merrill Lynch	33,037	ILS	9,159	USD	9,078	81
9/20/2018	Bank of America Merrill Lynch	46,765	ILS	12,897	USD	12,851	46
9/20/2018	Bank of America Merrill Lynch	48,191	ILS	13,299	USD	13,243	56
9/20/2018	Bank of America Merrill Lynch	64,378	ILS	17,679	USD	17,691	(12)
							963,450
	Net unrealized depreciation on forward foreign currency contracts						(65,094)

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2018

	Altegris Futures Evolution	Altegris GSA Trend	Altegris Managed Futures
	Strategy Fund	Strategy Fund	Strategy Fund
ASSETS
Investment securities:
At cost	$627,836,208	$23,756,098	$70,455,297
At value	$630,096,353	$23,758,291	$70,299,243
Cash	43,200,602	9,994,872	38,859,884
Foreign cash (Cost: $0, $9,333, and $61,694, respectively)	—	9,379	61,756
Segregated cash at broker	—	6,250,000	—
Receivable for securities sold	191,334	—	1,770,180
Receivable for Fund shares sold	883,912	3,262	134,784
Interest receivable	2,636,826	—	14,394
Unrealized appreciation on futures contracts	—	2,054,015	2,528,125
Unrealized appreciation on forward foreign currency exchange contracts	—	823,200	1,611,378
Prepaid expenses and other assets	367,136	79,613	53,914
TOTAL ASSETS	677,376,163	42,972,632	115,333,658

LIABILITIES
Due to broker - futures contracts (Cost: $0, $0, and $3,464,131, respectively)	—	—	9,792,271
Unrealized depreciation on futures contracts	—	1,041,981	1,474,159
Unrealized depreciation on forward foreign currency exchange contracts	—	985,593	1,676,472
Payable for investments purchased	7,357,327	—	112,864
Payable for Fund shares repurchased	550,920	104,314	207,249
Investment advisory fees payable	842,960	18,443	97,249
Distribution (12b-1) fees payable	46,985	7,903	17,416
Payable to related parties	11,818	7,561	104,576
Accrued expenses and other liabilities	15,315	136,435	58,534
TOTAL LIABILITIES	8,825,325	2,302,230	13,540,790
NET ASSETS	$668,550,838	$40,670,402	$101,792,868

Composition of Net Assets:
Paid in capital	$666,495,680	$44,544,585	$105,439,186
Accumulated undistributed net investment loss	(153,337)	(969,402)	(1,831,442)
Accumulated net realized loss from investments, futures, forward foreign exchange contracts and swaps	(51,650)	(3,745,777)	(2,594,788)
Net unrealized appreciation of investments, futures, and forward foreign exchange contracts	2,260,145	840,996	779,912
NET ASSETS	$668,550,838	$40,670,402	$101,792,868

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2018

	Altegris Futures Evolution	Altegris GSA Trend		Altegris Managed Futures
	Strategy Fund	Strategy Fund		Strategy Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$40,624,056	$9		$54,557,619
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,135,044	1		6,752,114
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$9.82	$8.68	(e)	$8.08
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$10.42	$9.21		$8.57

Class C Shares:
Net Assets	$22,237,009	$—		$7,703,796
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,281,293	—		996,861
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)(d)	$9.75	$—		$7.73

Class I Shares:
Net Assets	$515,568,791	$2,824,106		$38,500,341
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	52,583,148	324,318		4,691,025
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.80	$8.71		$8.21

Class N Shares:
Net Assets	$90,120,982	$37,846,287		$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,179,306	4,362,836		—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.82	$8.67		$—

Class O Shares:
Net Assets	$—	$—		$1,031,112
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	—		127,620
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$—	$—		$8.08

(a)	Purchases of $1 million or more, a contingent deferred sales charge of up to 1.00% may apply to redemptions made within 18 months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

(d)	A contingent deferred sales charge of up to 1.00% may be applied to shares redeemed within 12 months of purchase.

(e)	NAV may not recalculate due to rounding.

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF OPERATIONS

June 30, 2018

	Altegris Futures Evolution	Altegris GSA Trend	Altegris Managed Futures
	Strategy Fund	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Dividends	$8,193	$—	$271,394
Interest (net of foreign withholding tax of $1,650, $0, and $0, respectively)	18,152,789	327,133	1,156,839
TOTAL INVESTMENT INCOME	18,160,982	327,133	1,428,233

EXPENSES
Advisory fees	9,427,094	667,266	2,188,642
Distribution (12b-1) fees:
Class A	124,728	—	160,127
Class C	270,855	—	97,232
Class N	233,185	110,374	—
Class O	—	—	3,114
Administrative services fees	496,677	15,370	150,547
Shareholder services fees	330,179	8,004	82,668
Transfer agent fees	190,139	45,384	49,879
Registration fees	108,722	79,950	61,501
Printing and postage expenses	94,999	16,009	35,901
Custodian fees	106,396	19,210	51,342
Audit fees	93,002	131,320	31,413
Accounting services fees	52,819	19,210	30,081
Compliance officer fees	29,470	16,009	25,495
Legal fees	24,999	36,117	41,885
Insurance expense	16,002	3,201	6,781
Trustees fees and expenses	15,009	12,808	14,968
Other expenses	9,501	8,004	4,488
TOTAL EXPENSES	11,623,776	1,188,236	3,036,064
Less: Fees waived by the Advisor	(369,004)	(269,806)	(365,961)
NET EXPENSES	11,254,772	918,430	2,670,103

NET INVESTMENT INCOME/(LOSS)	6,906,210	(591,297)	(1,241,870)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Forward exchange contracts and translations	—	(542,427)	(3,239,504)
Futures contracts	—	(1,507,956)	4,354,429
Investments	(494,157)	(468)	157,883
Options premium	15,404,303	—	—
Swaps	(5,959,790)	—	—
Broker commissions	—	(82,410)	(980,928)
Net Realized Gain/(Loss)	8,950,356	(2,133,261)	291,880

Net change in unrealized appreciation/(depreciation) on:
Foreign currency translations	—	(4,671)	(40,097)
Forward foreign currency exchange contracts	—	190,430	853,761
Futures contracts	—	1,895,542	5,357,538
Investments	(5,602,747)	2,193	(259,867)
Options contracts purchased	10,345,739	—	—
Swaps	9,129,230	—	—
Net Change in Unrealized Appreciation	13,872,222	2,083,494	5,911,335

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	22,822,578	(49,767)	6,203,215

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,728,788	$(641,064)	$4,961,345

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris Futures Evolution Strategy Fund
	For the Year Ended	For the Year Ended
	June 30,	June 30,
	2018	2017

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$6,906,210	$7,869,844
Net realized gain/(loss) on investments and swaps	8,950,356	(26,840,154)
Net change in unrealized appreciation/(depreciation) on investments and swaps	13,872,222	(27,115,347)
Net increase/(decrease) in net assets resulting from operations	29,728,788	(46,085,657)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(587,306)	(5,409,779)
Class C	(136,565)	(2,236,985)
Class I	(6,666,335)	(27,780,472)
Class N	(1,115,095)	(7,212,110)
Total distributions to shareholders	(8,505,301)	(42,639,346)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	13,717,737	26,900,367
Class C	3,569,154	10,308,927
Class I	300,734,876	255,064,962
Class N	46,485,120	64,440,137
Net asset value of shares issued in reinvestment of distributions:
Class A	553,149	5,163,647
Class C	132,383	2,140,877
Class I	5,689,698	24,040,584
Class N	823,455	5,071,540
Redemption fee proceeds:
Class A	3,363	1,274
Class C	1,191	299
Class I	8,012	33,408
Class N	2,650	3,725
Payments for shares redeemed:
Class A	(35,571,222)	(60,856,378)
Class C	(14,165,670)	(9,780,129)
Class I	(183,059,320)	(196,474,989)
Class N	(51,452,593)	(62,581,741)
Net increase from shares of beneficial interest transactions	87,471,983	63,476,510

NET INCREASE/(DECREASE) IN NET ASSETS	108,695,470	(25,248,493)

NET ASSETS
Beginning of Period	559,855,368	585,103,861
End of Period *	$668,550,838	$559,855,368
*Includes accumulated net investment income/(loss) of:	$(153,337)	$169,783

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Futures Evolution Strategy Fund
	For the Year Ended	For the Year Ended
	June 30,	June 30,
	2018	2017
SHARE ACTIVITY
Class A:
Shares Sold	1,365,949	2,677,515
Shares Reinvested	56,097	526,196
Shares Redeemed	(3,627,266)	(6,096,873)
Net decrease in shares of beneficial interest outstanding	(2,205,220)	(2,893,162)

Class C:
Shares Sold	361,356	994,701
Shares Reinvested	13,579	220,519
Shares Redeemed	(1,454,068)	(993,320)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,079,133)	221,900

Class I:
Shares Sold	30,149,284	25,304,267
Shares Reinvested	576,589	2,459,433
Shares Redeemed	(18,668,042)	(19,884,279)
Net increase in shares of beneficial interest outstanding	12,057,831	7,879,421

Class N:
Shares Sold	4,696,176	6,403,428
Shares Reinvested	83,506	518,659
Shares Redeemed	(5,213,172)	(6,334,238)
Net increase/(decrease) in shares of beneficial interest outstanding	(433,490)	587,849

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris GSA Trend Strategy Fund
	For the Year Ended	For the Period Ended
	June 30,	June 30,
	2018	2017^

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(591,297)	$(208,703)
Net realized loss on futures and foreign exchange contracts	(2,133,261)	(3,714,023)
Net change in unrealized appreciation/(depreciation) on futures and foreign exchange contracts	2,083,494	(1,242,498)
Net decrease in net assets resulting from operations	(641,064)	(5,165,224)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	10
Class I	1,384,248	14,748,153
Class N	15,943,305	49,583,561
Redemption fee proceeds:
Class I	71	176
Class N	689	39
Payments for shares redeemed:
Class I	(7,885,111)	(4,750,719)
Class N	(17,295,588)	(5,252,144)
Net increase/(decrease) from shares of beneficial interest transactions	(7,852,386)	54,329,076

NET INCREASE/(DECREASE) IN NET ASSETS	(8,493,450)	49,163,852

NET ASSETS
Beginning of Period	49,163,852	—
End of Period *	$40,670,402	$49,163,852
*Includes accumulated net investment loss of:	$(969,402)	$(1,933,144)

SHARE ACTIVITY
Class A:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

Class I:
Shares Sold	147,490	1,503,161
Shares Redeemed	(828,408)	(497,925)
Net increase/(decrease) in shares of beneficial interest outstanding	(680,918)	1,005,236

Class N:
Shares Sold	1,714,129	5,059,597
Shares Reinvested	—	—
Shares Redeemed	(1,853,066)	(557,824)
Net increase in shares of beneficial interest outstanding	(138,937)	4,501,773

^	Altegris GSA Trend Strategy Fund commenced operations on March 17, 2017.

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris Managed Futures Strategy Fund
	For the Year Ended	For the Year Ended
	June 30,	June 30,
	2018	2017

DECREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(1,241,870)	$(2,740,125)
Net realized gain/(loss) on investments, futures, forward foreign exchange contracts and swaps	291,880	(3,409,132)
Net change in unrealized appreciation/(depreciation) on investments, futures, forward foreign exchange contracts and swaps	5,911,335	(14,221,524)
Net increase/(decrease) in net assets resulting from operations	4,961,345	(20,370,781)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(6,828,773)
Class C	—	(1,145,475)
Class I	—	(5,844,672)
Class O	—	(104,482)
Total distributions to shareholders	—	(13,923,402)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	11,269,736	39,404,740
Class C	1,268,761	2,932,890
Class I	16,653,281	108,807,638
Class O	992,151	665,734
Net asset value of shares issued in reinvestment of distributions:
Class A	—	2,891,362
Class C	—	950,673
Class I	—	3,631,334
Class O	—	100,077
Redemption fee proceeds:
Class A	1,246	418
Class C	234	880
Class I	10	1,065
Class O	—	1,123
Payments for shares redeemed:
Class A	(32,526,828)	(57,435,033)
Class C	(4,450,716)	(10,727,294)
Class I	(80,048,291)	(105,740,960)
Class O	(1,068,340)	(1,112,409)
Net decrease from shares of beneficial interest transactions	(87,908,756)	(15,627,762)

NET DECREASE IN NET ASSETS	(82,947,411)	(49,921,945)

NET ASSETS
Beginning of Period	184,740,279	234,662,224
End of Period *	$101,792,868	$184,740,279
*Includes accumulated net investment loss of:	$(1,831,442)	$(4,553,803)

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Managed Futures Strategy Fund
	For the Year Ended	For the Year Ended
	June 30,	June 30,
	2018	2017
SHARE ACTIVITY
Class A:
Shares Sold	1,348,885	4,502,776
Shares Reinvested	—	341,365
Shares Redeemed	(3,922,163)	(6,592,970)
Net decrease in shares of beneficial interest outstanding	(2,573,278)	(1,748,829)

Class C:
Shares Sold	157,122	343,670
Shares Reinvested	—	115,936
Shares Redeemed	(553,820)	(1,285,145)
Net decrease in shares of beneficial interest outstanding	(396,698)	(825,539)

Class I:
Shares Sold	1,965,925	12,516,497
Shares Reinvested	—	423,232
Shares Redeemed	(9,387,125)	(11,839,394)
Net increase/(decrease) in shares of beneficial interest outstanding	(7,421,200)	1,100,335

Class O:
Shares Sold	118,009	74,305
Shares Reinvested	—	11,815
Shares Redeemed	(128,129)	(126,046)
Net decrease in shares of beneficial interest outstanding	(10,120)	(39,926)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class A (1)
	Year Ended		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	June 30,		June 30,	June 30,	June 30,		September 30,	September 30,
	2018		2017	2016	2015*		2014	2013

Net asset value, beginning of period	$9.37		$10.84	$10.68	$10.73		$9.25	$9.85

Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.09		0.12	0.15	0.11		0.10	(0.01)
Net realized and unrealized gain/(loss) on investments	0.48		(0.90)	0.82	1.06		1.53	(0.55)
Total from investment operations	0.57		(0.78)	0.97	1.17		1.63	(0.56)

Less distributions from:
Net investment income	(0.12)		(0.69)	(0.81)	(1.22)		(0.15)	(0.02)
Net realized gains	—		—	—	—		—	(0.02)
Total distributions	(0.12)		(0.69)	(0.81)	(1.22)		(0.15)	(0.04)

Redemption fees collected (3)	0.00		0.00	0.00	0.00		0.00	0.00

Net asset value, end of period	$9.82		$9.37	$10.84	$10.68		$10.73	$9.25

Total return (4)	6.06	% (6)	(7.36)%	9.63%	11.02	% (5)	(17.79)%	(5.68	)% (6)

Net assets, at end of period (000s)	$40,624		$59,411	$100,131	$59,517		$30,795	$73,686

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.00%		1.99%	1.97%	1.98	% (8)	2.08%	2.45%
Ratio of net expenses to average net assets (10)	1.94%		1.94%	1.94%	1.94	% (8)	1.94%	2.38%
Ratio of net investment income to average net assets (11)	0.94%		1.14%	1.36%	1.27	% (8)	1.04%	(0.08)%

Portfolio Turnover Rate	53%		77%	59%	68	% (5)	97%	82%

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class A commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	2.00%	1.99%	1.97%	1.98	% (8)	2.08%	2.29%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.94%	1.94%	1.94%	1.94	% (8)	1.94%	2.23%

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	0.92%	1.13%	1.32%	1.26	% (8)	1.04%	0.06%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class C (1)
	Year Ended		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	June 30,		June 30,	June 30,	June 30,		September 30,	September 30,
	2018		2017	2016	2015*		2014	2013

Net asset value, beginning of period	$9.31		$10.78	$10.57	$10.63		$9.18	$9.83

Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.02		0.04	0.07	0.04		0.03	(0.08)
Net realized and unrealized gain/(loss) on investments	0.47		(0.88)	0.83	1.07		1.50	(0.55)
Total from investment operations	0.49		(0.84)	0.90	1.11		1.53	(0.63)

Less distributions from:
Net investment income	(0.05)		(0.63)	(0.69)	(1.17)		(0.08)	(0.00	) (3)
Net realized gains	—		—	—	—		—	(0.02)
Total distributions	(0.05)		(0.63)	(0.69)	(1.17)		(0.08)	(0.02)

Redemption fees collected (3)	0.00		0.00	0.00	0.00		0.00	0.00

Net asset value, end of period	$9.75		$9.31	$10.78	$10.57		$10.63	$9.18

Total return (4)	5.26	% (6)	(8.02)%	8.93%	10.46	% (5)	(16.82)%	(6.42	)% (6)

Net assets, at end of period (000s)	$22,237		$31,270	$33,831	$20,459		$7,274	$6,932

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.75%		2.74%	2.72%	2.73	% (8)	2.83%	3.20%
Ratio of net expenses to average net assets (10)	2.69%		2.69%	2.69%	2.69	% (8)	2.69%	3.13%
Ratio of net investment income to average net assets (11)	0.18%		0.40%	0.62%	0.52	% (8)	(0.29)%	(0.83)%

Portfolio Turnover Rate	53%		77%	59%	68	% (5)	97%	82%

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class C Shares commenced operations on February 16, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	2.75%	2.74%	2.72%	2.73	% (8)	2.83%	3.04%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	2.69%	2.69%	2.69%	2.69	% (8)	2.69%	2.98%

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	0.17%	0.39%	0.58%	0.52	% (8)	(0.29)%	(0.69)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class I (1)
	Year Ended		Year Ended	Year Ended	Period Ended		Year Ended		Year Ended
	June 30,		June 30,	June 30,	June 30,		September 30,		September 30,
	2018		2017	2016	2015*		2014		2013

Net asset value, beginning of period	$9.36		$10.82	$10.70	$10.75		$9.27		$9.86

Income/(loss) from investment operations:
Net investment income (2)	0.12		0.14	0.17	0.13		0.13		0.02
Net realized and unrealized gain/(loss) on investments	0.46		(0.88)	0.83	1.06		1.53		(0.55)
Total from investment operations	0.58		(0.74)	1.00	1.19		1.66		(0.53)

Less distributions from:
Net investment income	(0.14)		(0.72)	(0.88)	(1.24)		(0.18)		(0.04)
Net realized gains	—		—	—	—		—		(0.02)
Total distributions	(0.14)		(0.72)	(0.88)	(1.24)		(0.18)		(0.06)

Redemption fees collected (3)	0.00		0.00	0.00	0.00		0.00		0.00

Net asset value, end of period	$9.80		$9.36	$10.82	$10.70		$10.75		$9.27

Total return (4)	6.22	% (6)	(7.05)%	9.94%	11.20	% (5)	(18.07	)% (6)	(5.44	)% (6)

Net assets, at end of period (000s)	$515,569		$379,132	$353,331	$344,564		$201,388		$162,008

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.75%		1.74%	1.72%	1.74	% (8)	1.83%		2.20%
Ratio of net expenses to average net assets (10)	1.69%		1.69%	1.69%	1.69	% (8)	1.69%		2.13%
Ratio of net investment income to average net assets (11)	1.20%		1.41%	1.57%	1.51	% (8)	1.29%		(0.17)%

Portfolio Turnover Rate	53%		77%	59%	68	% (5)	97%		82%

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class I commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	1.75%	1.74%	1.72%	1.74	% (8)	1.83%	2.04%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.69%	1.69%	1.69%	1.69	% (8)	1.69%	1.98%

(11)	Ratio of net investment income to average net assets excluding the expenses and income of AFES Fund Limited	1.19%	1.40%	1.53%	1.50	% (8)	1.29%	0.31%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class N (1)
	Year Ended		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	June 30,		June 30,	June 30,	June 30,		September 30,	September 30,
	2018		2017	2016	2015*		2014	2013

Net asset value, beginning of period	$9.37		$10.84	$10.67	$10.72		$9.25	$9.84

Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.09		0.12	0.14	0.11		0.10	(0.01)
Net realized and unrealized gain/(loss) on investments	0.48		(0.90)	0.83	1.06		1.52	(0.54)
Total from investment operations	0.57		(0.78)	0.97	1.17		1.62	(0.55)

Less distributions from:
Net investment income	(0.12)		(0.69)	(0.80)	(1.22)		(0.15)	(0.02)
Net realized gains	—		—	—	—		—	(0.02)
Total distributions	(0.12)		(0.69)	(0.80)	(1.22)		(0.15)	(0.04)

Redemption fees collected (3)	0.00		0.00	0.00	0.00		0.00	0.00

Net asset value, end of period	$9.82		$9.37	$10.84	$10.67		$10.72	$9.25

Total return (4)	6.07	% (6)	(7.35)%	9.71%	11.04	% (5)	(17.69)%	(5.58	)% (6)

Net assets, at end of period (000s)	$90,121		$90,042	$97,811	$67,179		$43,434	$56,717

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.00%		1.99%	1.97%	1.99	% (8)	2.08%	2.45%
Ratio of net expenses to average net assets (10)	1.94%		1.94%	1.94%	1.94	% (8)	1.94%	2.38%
Ratio of net investment income to average net assets (11)	0.95%		1.15%	1.33%	1.27	% (8)	(1.04)%	(0.08)%

Portfolio Turnover Rate	53%		77%	59%	68	% (5)	97%	82%

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class N commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	2.00%	1.99%	1.97%	1.99	% (8)	2.08%	2.29%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.94%	1.94%	1.94%	1.94	% (8)	1.94%	2.23%

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	0.93%	1.13%	1.29%	1.26	% (8)	1.04%	0.06%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris GSA Trend Strategy Fund Class A
	Year Ended	Period Ended
	June 30,	June 30,
	2018	2017 (1)

Net asset value, beginning of period	$8.93	$10.00

Income/(loss) from investment operations:
Net investment loss (2)	(0.20)	(0.11)
Net realized and unrealized loss on investments	(0.05)	(0.96)
Total from investment operations	(0.25)	(1.07)

Redemption fees collected (3)	0.00	0.00

Net asset value, end of period	$8.68	$8.93

Total return (4)	(2.80)%	(10.70	)% (5)

Net assets, at end of period	$9	$9

Ratios including the expenses and income of AGSAT Fund Limited:
Ratio of gross expenses to average net assets (6,8)	3.01%	1.85	% (7)
Ratio of net expenses to average net assets (9)	3.01%	1.85	% (7)
Ratio of net investment loss to average net assets (10)	(2.15)%	(1.85	)% (7)

Portfolio Turnover Rate	0%	0	% (5)

(1)	Class A commenced operations on March 17, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized for periods less than one full year.

(8)	Ratio of gross expenses to average net assets excluding the expenses and income of AGSAT Fund Limited (6)	3.01%	1.85	% (7)

(9)	Ratio of net expenses to average net assets excluding the expenses and income of AGSAT Fund Limited	3.01%	1.85	% (7)

(10)	Ratio of net investment loss to average net assets excluding the expenses and income of AGSAT Fund Limited	(2.15)%	(1.85	)% (7)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris GSA Trend Strategy Fund Class I
	Year Ended	Period Ended
	June 30,	June 30,
	2018	2017 (1)

Net asset value, beginning of period	$8.93	$10.00

Income/(loss) from investment operations:
Net investment loss (2)	(0.10)	(0.03)
Net realized and unrealized loss on investments	(0.12)	(1.04)
Total from investment operations	(0.22)	(1.07)

Redemption fees collected (3)	0.00	0.00

Net asset value, end of period	$8.71	$8.93

Total return (4)	(2.46)%	(10.70	)% (5)

Net assets, at end of period (000s)	$2,824	$8,981

Ratios including the expenses and income of AGSAT Fund Limited:
Ratio of gross expenses to average net assets (6,8)	2.11%	2.34	% (7)
Ratio of net expenses to average net assets (9)	1.60%	1.60	% (7)
Ratio of net investment loss to average net assets (10)	(1.04)%	(1.23	)(7)

Portfolio Turnover Rate	0%	0	% (5)

(1)	Class I shares commenced operations on March 17, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized for periods less than one full year.

(8)	Ratio of gross expenses to average net assets excluding the expenses and income of AGSAT Fund Limited: (6)	2.11%	2.34	% (7)

(9)	Ratio of net expenses to average net assets excluding the expenses and income of AGSAT Fund Limited:	1.60%	1.60	% (7)

(10)	Ratio of net investment loss to average net assets excluding the expenses and income of AGSAT Fund Limited:	(1.04)%	(1.27	)% (7)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris GSA Trend Strategy Fund Class N
	Year Ended	Period Ended
	June 30,	June 30,
	2018	2017 (1)

Net asset value, beginning of period	$8.93	$10.00

Income/(loss) from investment operations:
Net investment loss (2)	(0.11)	(0.04)
Net realized and unrealized loss on investments	(0.15)	(1.03)
Total from investment operations	(0.26)	(1.07)

Redemption fees collected (3)	0.00	0.00

Net asset value, end of period	$8.67	$8.93

Total return (4)	(2.91)%	(10.70	)% (5)

Net assets, at end of period (000s)	$37,846	$40,183

Ratios including the expenses and income of AGSAT Fund Limited:
Ratio of gross expenses to average net assets (6,8)	2.39%	2.38	% (7)
Ratio of net expenses to average net assets (9)	1.85%	1.85	% (7)
Ratio of net investment loss to average net assets (10)	(1.19)%	(1.49	)% (7)

Portfolio Turnover Rate	0%	0	% (5)

(1)	Class N shares commenced operations on March 17, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized for periods less than one full year.

(8)	Ratio of gross expenses to average net assets excluding the expenses and income of AGSAT Fund Limited: (6)	2.39%	2.38	% (7)

(9)	Ratio of net expenses to average net assets excluding the expenses and income of AGSAT Fund Limited:	1.85%	1.85	% (7)

(10)	Ratio of net investment loss to average net assets excluding the expenses and income of AGSAT Fund Limited:	(1.19)%	(1.54	)% (7)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class A *
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2018	2017	2016	2015	2014

Net asset value, beginning of period	$7.99	$9.56	$9.51	$8.91	$8.98

Income/(loss) from investment operations:
Net investment loss (1)	(0.08)	(0.12)	(0.16)	(0.17)	(0.16)
Net realized and unrealized gain/(loss) on investments	0.17	(0.80)	1.05	0.77	0.09
Total from investment operations	0.09	(0.92)	0.89	0.60	(0.07)

Less distributions from:
Net investment income	—	(0.65)	(0.84)	—	—
Total distributions	—	(0.65)	(0.84)	—	—

Redemption fees collected (2)	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$8.08	$7.99	$9.56	$9.51	$8.91

Total return (3)	1.13%	8.96%	(9.91)%	(6.73)%	0.78%

Net assets, at end of period (000s)	$54,558	$74,542	$105,874	$88,326	$116,598

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	2.17%	2.04%	1.98%	1.99%	2.01%
Ratio of net expenses to average net assets (5,7)	1.90%	1.90%	1.90%	1.90%	1.90%
Ratio of net investment loss to average net assets (5,8)	(0.91)%	(1.41)%	(1.68)%	(1.79)%	(1.79)%

Portfolio Turnover Rate	479%	472%	231%	179%	346%

*	Class A commenced operations on August 26, 2010.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)	2.17%	2.04%	1.98%	1.99%	2.01%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	1.90%	1.90%	1.90%	(1.90)%	1.90%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	(0.91)%	(1.46)%	(1.71)%	(1.79)%	(1.80)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class C *
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2018	2017	2016	2015	2014

Net asset value, beginning of period	$7.69	$9.23	$9.21	$8.70	$8.83

Income/(loss) from investment operations:
Net investment loss (1)	(0.13)	(0.19)	(0.22)	(0.23)	(0.22)
Net realized and unrealized gain/(loss) on investments	0.17	(0.77)	1.10	0.74	0.09
Total from investment operations	0.04	(0.96)	0.88	0.51	(0.13)

Less distributions from:
Net investment income	—	(0.58)	(0.86)	—	—
Total distributions	—	(0.58)	(0.86)	—	—

Redemption fees collected (2)	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$7.73	$7.69	$9.23	$9.21	$8.70

Total return (3)	0.52%	(9.63)%	9.08%	5.86%	(1.47)%

Net assets, at end of period (000s)	$7,704	$10,713	$20,483	$18,268	$18,457

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	2.91%	2.79%	2.73%	2.74%	2.76%
Ratio of net expenses to average net assets (5,7)	2.65%	2.65%	2.65%	2.65%	2.65%
Ratio of net investment loss to average net assets (5,8)	(1.66)%	(2.17)%	(2.43)%	(2.54)%	(2.54)%

Portfolio Turnover Rate	479%	472%	231%	179%	346%

*	Class C commenced operations on February 1, 2011.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)	2.91%	2.79%	2.73%	2.74%	2.76%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	2.65%	2.65%	2.65%	2.65%	2.65%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	(1.66)%	(2.23)%	(2.47)%	(2.54)%	(2.55)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class I *
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2018	2017	2016	2015	2014

Net asset value, beginning of period	$8.12	$9.68	$9.62	$8.99	$9.04

Income (loss) from investment operations:
Net investment loss (1)	(0.06)	(0.10)	(0.14)	(0.15)	(0.14)
Net realized and unrealized gain/(loss) on investments	0.15	(0.78)	0.97	0.78	0.09
Total from investment operations	0.09	(0.88)	0.83	0.63	(0.05)

Less distributions from:
Net investment income	—	(0.68)	(0.77)	—	—
Total distributions	—	(0.68)	(0.77)	—	—

Redemption fees collected (2)	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$8.21	$8.12	$9.68	$9.62	$8.99

Total return (3)	1.11%	(8.72)%	10.19%	(7.01)%	0.55%

Net assets, at end of period (000s)	$38,500	$98,384	$106,609	$110,681	$149,407

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	1.88%	1.79%	1.73%	1.74%	1.76%
Ratio of net expenses to average net assets (5,7)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets (5,8)	(0.68)%	(1.15)%	(1.43)%	(1.54)%	(1.54)%

Portfolio Turnover Rate	479%	472%	231%	179%	346%

*	Class I commenced operations on August 26, 2010.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)	1.88%	1.79%	1.73%	1.74%	1.76%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	1.65%	1.65%	1.65%	1.65%	1.65%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	(0.68)%	(1.21)%	(1.46)%	(1.54)%	(1.55)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class O *
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2018	2017	2016	2015	2014

Net asset value, beginning of period	$7.99	$9.55	$9.51	$8.91	$8.98

Income/(loss) from investment operations:
Net investment loss (1)	(0.08)	(0.13)	(0.16)	(0.17)	(0.16)
Net realized and unrealized gain/(loss) on investments	0.17	(0.79)	1.05	0.77	0.09
Total from investment operations	0.09	(0.92)	0.89	0.60	(0.07)

Less distributions from:
Net investment income	—	(0.65)	(0.85)	—	—
Total distributions	—	(0.65)	(0.85)	—	—

Redemption fees collected	0.00 (2)	0.01	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value, end of period	$8.08	$7.99	$9.55	$9.51	$8.91

Total return (3)	1.13%	(8.95)%	9.91%	(6.73)%	(0.78)%

Net assets, at end of period (000s)	$1,031	$1,100	$1,696	$2,009	$893

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	2.17%	2.04%	1.97%	1.97%	2.01%
Ratio of net expenses to average net assets (5,7)	1.90%	1.90%	1.90%	1.90%	1.90%
Ratio of net investment loss to average net assets (5,8)	(0.90)%	(1.41)%	(1.68)%	(1.80)%	(1.79)%

Portfolio Turnover Rate	479%	472%	231%	179%	346%

*	Class N commenced operations on March 13, 2013.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)	2.17%	2.04%	1.97%	1.97%	2.01%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	1.90%	1.90%	1.90%	1.90%	1.90%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	(0.90)%	(1.47)%	(1.72)%	(1.80)%	(1.80)%

See accompanying notes to consolidated financial statements.

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2018

1.	ORGANIZATION AND CONSOLIDATION OF SUBSIDIARY

The Altegris Futures Evolution Strategy Fund, Altegris GSA Trend Strategy Fund, and Altegris Managed Futures Strategy Fund (each a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund’s commencement date, diversification status and investment objectives are as follows:

	Commencement Date	Diversification Status	Investment Objective
Altegris Futures Evolution Strategy Fund	October 31, 2011	Diversified	Long term capital appreciation
Altegris GSA Trend Strategy Fund	March 17, 2017	Diversified	Long term capital appreciation through utilization of an absolute return strategy
Altegris Managed Futures Strategy Fund	August 26, 2010	Diversified	Achieve positive absolute returns in rising and falling equity markets and do so with less volatility than major equity market indices

The Altegris Futures Evolution Strategy Fund (the “Futures Evolution Strategy Fund”) offers Class A, Class C, Class I, and Class N shares. The Altegris GSA Trend Strategy Fund (the “GSA Trend Strategy Fund”) offers Class A, Class I, and Class N shares. The Altegris Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”) offers Class A, Class C, Class I, and Class O shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase of up to 1.00% (the amount of the commissions paid on the shares redeemed). Class C, Class N, and Class O shares of the Funds are offered at their NAV without an initial sales charge. Purchases of $1,000,000 of more of Class C shares are subject to a CDSC of up to 1.00% on shares redeemed within 12 months of purchase. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class of each Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Funds operate as investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies including FASB Accounting Standard Update ASU 2013-08. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures shall be valued at the final settlement price (typically at 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Options are valued based on the daily price reported from the counterparty or pricing agent. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for each Fund’s assets and liabilities measured at fair value:

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$299,050	$—	$—	$299,050
Bonds and Notes	—	460,735,042	—	460,735,042
Short-Term Investments	—	14,391,753	—	14,391,753
Purchased Options	—	154,670,508	—	154,670,508
Total	$299,050	$629,797,303	$—	$630,096,353

ALTEGRIS GSA TREND STRATEGY FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
U.S. Treasury Bills	$—	$23,758,291	$—	23,758,291
Derivatives
Futures Contracts	2,054,015	—	—	2,054,015
Currency Contracts	—	823,200	—	823,200
Total:	$2,054,015	$24,581,491	$—	$26,635,506

Liabilities
Derivatives
Futures Contracts	$1,041,981	$—	$—	$1,041,981
Currency Contracts	—	985,593	—	985,593
Derivative Total	$1,041,981	$985,593	$—	$2,027,574

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

ALTEGRIS MANAGED FUTURES STRATEGY FUND

Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$6,073,836	$—	$—	$6,073,836
Exchange Traded Note	42,779	—	—	42,779
U.S. Treasury Notes	—	7,443,945	—	7,443,945
U.S. Treasury Bills	—	56,738,683	—	56,738,683
Derivatives
Futures Contracts	2,528,125	—	—	2,528,125
Currency Contracts	—	1,611,378	—	1,611,378
Total:	$8,644,740	$65,794,006	$—	$74,438,746
Liabilities *	Level 1	Level 2	Level 3	Total
Derivatives
Futures	$1,474,159	$—	$—	$1,474,159
Currency Contracts	—	1,676,472	—	1,676,472
Total:	$1,474,159	$1,676,472	$—	$3,150,631

* Refer to the Consolidated Portfolios of Investments for security classification.

There were no transfers between levels during the current period presented. It is the Funds’ policy to recognize transfers between levels at the end of the reporting period.

The Funds did not hold any Level 3 securities as of June 30, 2018.

Consolidation of Subsidiaries – The consolidated financial statements of Altegris Futures Evolution Strategy Fund with AFES Fund Limited (“AFES”), Altegris GSA Trend Strategy Fund with AGSAT Fund Limited (“AGSAT”) and Altegris Managed Futures Strategy Fund with AMFS Fund Limited (“AMFS”) include the accounts of AGSAT, AMFS, and AFES (collectively the “CFCs”) as wholly-owned and controlled foreign corporation subsidiaries, in which each Fund may invest up to 25% of its total assets.

AFES invests in the global derivatives markets through the use of unaffiliated trading companies. The unaffiliated trading companies are incorporated as exempted companies under the Companies Law of the Cayman Islands on September 8, 2011. The unaffiliated trading companies use one or more “managed futures” programs in one or more private investment vehicles or commodity pools advised by one or more commodity trading advisors (“CTAs”) either registered or exempt for registration with the U.S. Commodity Futures Trading Commission. Managed Futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. The investments in the unaffiliated trading companies are as follows:

CFC	Unaffiliated Trading Company
AFES	Futures Evolution Limited (“FEL”)

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES investments daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisor’s fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at June 30, 2018, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

A summary of each Fund’s investment in the CFCs is as follows:

	Inception Date of AFES	AFES Net Assets at June 30, 2018	% of Fund Net Assets at June 30, 2018
AFES +	10/31/2011	$ 0	0%

	Inception Date of AGSAT	AGSAT Net Assets at June 30, 2018	% of Fund Net Assets at June 30, 2018
AGSAT	3/17/2017	$ 3,826,560	9.4%

	Inception Date of AMFS	AMFS Net Assets at June 30, 2018	% of Fund Net Assets at June 30, 2018
AMFS	09/11/10	$ 5,664,488	5.6%

+	Altegris Futures Evolution Strategy Fund redeemed its investment in AFES as of October 5, 2017.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, ETFs have fees and expenses that increase their costs versus the costs of owning the underlying securities directly.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with investments in foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly for the Altegris Futures Evolution Strategy Fund, and annually for the Altegris GSA Trend Strategy Fund and the Altegris Managed Futures Strategy Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

Federal Income Taxes – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years (2015-2017) or expected to be taken in each Fund’s 2018 tax return. Each Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AFES, AGSAT, and AMFS are exempted Cayman investment companies. AFES, AGSAT, and AMFS have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AFES, AGSAT, and AMFS are CFCs and as such are not subject to U.S. income tax.

Expenses – Expenses of the Trust that are directly identifiable to a fund are charged to that fund. Expenses, which are not readily identifiable to a particular fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular, pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause the Funds to lose money. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

Futures Contracts – The Funds are each subject to equity price risk in the normal course of pursuing their investment objectives. Each Fund may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain a fund’s volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Contracts – A Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

Option Transactions – When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund holds fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.10% per annum, which is charged based on the contract year, which is accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and have a two year valuation period, which may be extended or reduced to zero at any time. Based on the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

terms of the call option agreement, the Fund amortizes the option premiums on a straight-line basis for a one-year period with the unamortized balance due from the counterparty as a rebate in the case of an early exercise subject to an early exercise fee. For the period ended June 30, 2018, $1,300,951 of option premiums was amortized.

As of June 30, 2018, the fair value on the option contracts was $154,670,508. For the period ended June 30, 2018, the Fund had realized gain/loss of $15,404,303 from options purchased contracts as disclosed on the Statement of Operations. The fair value on option contracts is disclosed on the portfolio of investments. As of June 30, 2018, the net change in unrealized depreciation on option purchased contracts was $10,345,739.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Funds’ valuation policies. This valuation is a function of the valuation of the referenced assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended June 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

	Purchases	Sales
Altegris Futures Evolution Strategy Fund	$355,891,117	$289,748,236
Altegris GSA Trend Strategy Fund	—	—
Altegris Managed Futures Strategy Fund	66,525,932	64,855,834

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that a Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Altegris Futures Evolution Strategy Fund invests in derivative instruments issued for the Funds by Nomura Securities (“Nomura”), a Nomura product or other counterparty’s products, as applicable (the “Product”). If Nomura or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Nomura’s or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

Currency Risk: The Funds invest in financial instruments and enter into transactions that are denominated in currencies other than their functional currency. Consequently, each Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of each Fund’s assets or liabilities denominated in currencies other than the USD. Each Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statement of Assets and Liabilities as of June 30, 2018:

Location on the Statement of Assets and Liabilities
Derivative Investment Type	Asset Derivatives
Futures Contracts	Unrealized appreciation/(depreciation) on futures contracts

Forward Foreign Currency Exchange Contracts	Unrealized appreciation/(depreciation) on forward foreign currency exchange contracts

Derivative Investment Type	Liability Derivatives
Futures Contracts	Unrealized appreciation/(depreciation) on futures contracts

Forward Foreign Currency Exchange Contracts	Unrealized appreciation/(depreciation) on forward foreign currency exchange contracts

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of June 30, 2018:

Altegris GSA Trend Strategy Fund

	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Forward Foreign Exchange Contracts	$—	$—	$(162,393)	$—	$(162,393)
Futures Contracts	(287,806)	335,934	146,182	817,724	1,012,034
	$(287,806)	$335,934	$(16,211)	$817,724	$849,641

Altegris Managed Futures Strategy Fund

	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Futures Contracts	$(551,105)	$546,180	$71,436	$987,455	$1,053,966
Forward Foreign Exchange Contracts	—	—	(65,094)	—	(65,094)
	$(551,105)	$546,180	$6,342	$987,455	$988,872

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statement of Operations for the year ended June 30, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivative
Swaps	Net realized gain/(loss) on swaps
Net change unrealized appreciation/(depreciation) on swaps
Futures Contracts	Net realized gain/(loss) from future contracts
Net change unrealized appreciation/(depreciation) on future contracts

The effect of Derivative Instruments on the Consolidated Statement of Operations for the year ended June 30, 2018:

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND

			Change in
			Unrealized
Contract Type/	Location of Loss On	Realized Loss	Depreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity Risk	Net realized loss on swap contract	$(5,959,790)
Equity Risk	Net change in unrealized depreciation on swap contract		$9,129,230
Total		$(5,959,790)	$9,129,230

ALTEGRIS GSA TREND STRATEGY FUND

			Change in
		Realized	Unrealized
Contract Type/	Location of Gain/(Loss) On	Gain/(Loss)	Appreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity Risk	Net realized loss on future contract	$(1,714,386)
Currency Risk	Net realized loss on future contract	$273,913
	Net realized loss on foreign currency	$(542,427)
Equity Risk	Net realized gain on future contract	$1,435,885

Interest Rate Risk	Net realized loss on future contract	$(1,503,368)

Commodity Risk	Net change in unrealized appreciation/(depreciation) on future contracts		$1,149,406

Currency Risk	Net change in unrealized appreciation/(depreciation) on future contracts		$210,816

	Net change in unrealized appreciation/(depreciation) on forward foreign exchange contracts		$190,430

Equity Risk	Net change in unrealized appreciation/(depreciation) on future contracts		$(266,697)

Interest Rate Risk	Net change in unrealized appreciation/(depreciation) on future contracts		$802,017
Total		$(2,050,383)	$2,085,972

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

ALTEGRIS MANAGED FUTURES STRATEGY FUND

			Change in
			Unrealized
			Appreciation/
Contract Type/	Location of Gain/Loss On	Realized Loss	Depreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Currency Risk	Net realized loss on foreign currency	$(3,239,504)
Commodity Risk	Net realized loss on futures contracts	$(2,637,970)
Currency Risk	Net realized loss on futures contracts	$5,813,377
Equity Risk	Net realized gain on futures contracts	$3,196,733
Interest Risk	Net realized loss on futures contracts	$(2,017,711)
Commodity Risk	Net change in unrealized appreciation/(depreciation) on futures contracts		$1,638,994
Currency Risk	Net change in unrealized appreciation/(depreciation) on futures contracts		$322,546
	Net change in unrealized appreciation/(depreciation) on forward foreign exchange contracts		$853,761
Equity Risk	Net change in unrealized appreciation/(depreciation) on futures contracts		$(315,608)
Interest Risk	Net change in unrealized appreciation/(depreciation) on futures contracts		$3,711,606
Total		$1,114,925	$6,211,299

The notional value of the derivative instruments outstanding as of June 30, 2018 as disclosed in the Consolidated Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for a Fund.

Offsetting of Financial Assets and Derivative Assets

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the statement of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds have the right to set off the amounts owed with the amounts owed by the other party, the Funds intend to set off, and the Funds’ right of setoff is enforceable by law.

As of June 30, 2018, the Funds hold financial instruments and derivative instruments that are eligible for offset in the statement of assets and liabilities and are subject to a master netting arrangement. The master netting arrangement allows the counterparty or the Funds to net any collateral held on behalf of the Funds or the counterparty or liabilities or payment obligations of the counterparty or the Funds against any liabilities or payment obligations of the Funds or the counterparty to each other.

The Funds have not elected to offset assets and liabilities in the statement of assets and liabilities.

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

The following tables provide disclosure regarding the potential effect of offsetting of recognized assets and liabilities presented in the statements of assets and liabilities had the Funds elected to offset:

Altegris GSA Trend Strategy Fund

Assets

				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consoldiated Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments	Net Amount
Forward Contracts	$823,200	$—	$823,200	$(823,200)	$—
Futures Contracts	2,054,015	—	2,054,015	(1,041,981)	$1,012,034
Total	$2,877,215	$—	$2,877,215	$(1,865,181)	$1,012,034

Liabilties				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consoldiated Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments	Net Amount
Forward Contracts	$985,593	$—	$985,593	$(823,200)	$162,393
Futures Contracts	1,041,981	—	1,041,981	(1,041,981)	$—
Total	$2,027,574	$—	$2,027,574	$(1,865,181)	$162,393

Altegris Managed Futures Strategy Fund

Assets				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consoldiated Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments	Net Amount
Forward Contracts	$1,611,378	$—	$1,611,378	$(1,611,378)	$—
Futures Contracts	2,528,125	—	2,528,125	(1,474,159)	$1,053,966
Total	$4,139,503	$—	$4,139,503	$(3,085,537)	$1,053,966

Liabilties				Gross Amounts Not Offset in the Consolidated Statemnet of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consoldiated Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments	Net Amount
Forward Contracts	$1,676,472	$—	$1,676,472	$(1,611,378)	$65,094
Futures Contracts	1,474,159	—	1,474,159	(1,474,159)	$—
Total	$3,150,631	$—	$3,150,631	$(3,085,537)	$65,094

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, L.L.C., serves as the Funds’ investment advisor. The Advisor delegates managements of the Altegris Futures Evolution Strategy Fund’s Fixed Income strategy portfolio to DoubleLine Capital, L.P. who serves as the Fund’s sub-advisor. The Advisor delegates managements of the Altegris GSA Trend Strategy Fund’s portfolio to GSA Capital Partners LLP who serves as the Fund’s sub-advisor. The Advisor delegates management of the Altegris Managed Futures Strategy Fund to Crabel Capital Management, LLC, Centurion Investment Management, LLC, GSA Capital Partners LLP, Millburn Ridgefield Corporation, Phase Capital LP, QMS Capital Management LP and Three Rock Capital Management Limited who serve as the sub-advisors.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Altegris Futures Evolution Strategy Fund and the Altegris Managed Futures Strategy Fund pay the Advisor a fee computed and accrued daily and paid monthly, based on each respective Fund’s average daily net assets computed at the following annual rates: 1.50% on the first $1 billion, 1.40% on net assets greater than $1 billion and less than or equal to $1.5 billion, 1.30% on net assets greater than $1.5 billion and less than or equal to $2 billion, 1.20% on net assets greater than $2 billion and less than or equal to $2.5 billion, 1.10% on net assets greater than $2.5 billion and less than or equal to $3 billion and 1.00% on net assets greater than $3 billion. The Altegris GSA Trend Strategy Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net asset at an annual rate of 1.35%. Pursuant to a sub-advisory agreement between the Advisor and each Sub-Advisor, the Sub-Advisors are entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of each Fund’s average daily net assets. The Sub-Advisors are paid by the Advisor not by the Funds. During the year ended June 30, 2018, the Advisor earned the following in advisory fees:

ADVISORY FEES
Altegris Futures Evolution Strategy Fund	$9,427,094
Altegris GSA Trend Strategy Fund	667,266
Altegris Managed Futures Strategy Fund	2,188,642

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2018, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses) will not exceed the amounts below (the “Expense Limitation”). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ notice to the Advisor.
	Class A	Class C	Class I	Class N	Class O
Altegris Futures Evolution Strategy Fund	1.94%	2.69%	1.69%	1.94%	NA
Altegris GSA Trend Strategy Fund	1.85%	NA	1.60%	1.85%	NA
Altegris Managed Futures Strategy Fund	1.90%	2.65%	1.65%	NA	1.90%

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

During the year ended June 30, 2018, the Advisor waived the following amounts pursuant to the Waiver Agreement:

WAIVED FEES
Altegris Futures Evolution Strategy Fund	$369,004
Altegris GSA Trend Strategy Fund	269,806
Altegris Managed Futures Strategy Fund	365,961

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its respective Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective Expense Limitation. If a Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

ALTEGRIS FUTURES		ALTEGRIS GSA TREND		ALTEGRIS MANAGED
EVOLUTION STRATEGY FUND		STRATEGY FUND		FUTURES STRATEGY FUND
Jun-19	$143,860	Jun-20	$81,339	Jun-19	$174,316
Jun-20	305,925	Jun-21	269,806	Jun-20	287,366
Jun-21	369,004		$351,145	Jun-21	365,961
	$818,789				$827,643

On September 30, 2017, $386,313 of previously waived fees pursuant to the Waiver Agreement expired without recoupment by the Advisor for the Altegris Futures Evolution Strategy Fund. On June 30, 2017, $571,492 of previously waived fees pursuant to the Waiver Agreement expired without recoupment by the Advisor for the Altegris Managed Futures Strategy Fund. On June 30, 2018, $158,179 and $230,827 of previously waived fees expired without recoupment by the Advisor for the Altegris Futures Evolution Strategy Fund and the Altegris Managed Futures Strategy Fund, respectively.

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, Class N, and Class O shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00%, 0.25%, and 0.25% of the average daily net assets attributable to Class A, Class C, Class N, and Class O shares, respectively. These fees are paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the year ended June 30, 2018, pursuant to the Plans, the Funds incurred the following:

	12b-1 Fees
	Altegris Futures	Altegris GSA	Altegris Managed
	Evolution Strategy	Trend Strategy	Futures Strategy
	Fund	Fund	Fund

Class A	$124,728	$—	$160,127
Class C	270,855	N/A	97,232
Class N	233,185	110,374	N/A
Class O	N/A	N/A	3,114

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. During the year ended June 30, 2018, the Distributor received underwriting commissions for sales of Class A and Class C shares, respectively. The amounts of underwriting commissions received from the Funds and retained by the Distributor are as follows:

	Received		Retained
	Class A	Class C	Class A	Class C
Altegris Futures Evolution Strategy Fund	$49,059	$34,538	$7,311	$116
Altegris GSA Trend Strategy Fund	—	N/A	—	N/A
Altegris Managed Futures Strategy Fund	15,029	11,467	1,992	150

The administration of FEL is performed by Maples Fund Services (Cayman) Limited (the “Administrator”). Pursuant to the terms of the Administration Agreement with FEL, the Administrator receives a recurring fee accrued on a twice a week basis as a percentage of the net asset value of FEL prior to subscriptions issued, and before any management fees accrued.

The Funds are part of a series of Altegris Mutual Funds (“Family”) comprised of the Funds, and Altegris AACA Opportunistic Real Estate Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”): GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the respective Fund in which the short-term redemption fee occurs. For the year ended June 30, 2018, redemption fees for the Funds were as follows:

	Altegris Futures	Altegris GSA	Altegris Managed
	Evolution Strategy	Trend Strategy	Futures Strategy
	Fund	Fund	Fund
Class A	$3,363	$—	$1,246
Class C	1,191	N/A	234
Class I	8,012	71	10
Class N	2,650	689	N/A
Class O	N/A	N/A	—

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	Depreciation
Futures Evolution Strategy	$648,859,875	$20,878,452	$(39,641,974)	$(18,763,522)
GSA Trend Strategy	24,829,717	2,306,835	(2,528,620)	(221,785)
Managed Futures Strategy	71,849,643	1,765,313	(2,326,841)	(561,528)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

For the period ended June 30, 2018
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Futures Evolution Fund	$8,505,301	$—	$—	$8,505,301
GSA Trend Strategy Fund	—	—	—	—
Managed Futures Strategy Fund	—	—	—	—

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis was as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Futures Evolution Fund	$22,179,056	$—	$(12,112,298)	$13,907,747	$(3,155,825)	$(18,763,522)	$2,055,158
GSA Trend Strategy Fund	—	—	—	(1,913,385)	(1,728,175)	(232,623)	(3,874,183)
Managed Futures Strategy Fund	—	—	—	(1,120,420)	(1,911,464)	(614,434)	(3,646,318)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and accumulated net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open forward foreign currency contracts, futures and tax adjustments for defaulted bonds, bonds with perpetual maturities, grantor trusts and the Funds’ wholly owned subsidiary.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds below incurred and elected to defer such capital losses as follows:

Late Year
Fund	Losses
GSA Trend Strategy Fund	1,059,491
Managed Futures Strategy Fund	1,911,464

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds below incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Futures Evolution Fund	$3,155,825
GSA Trend Strategy Fund	668,684

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

June 30, 2018

At June 30, 2018, the Altegris Futures Evolution Strategy Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring		CLCF
Fund	Short-Term	Long-Term	Total	Utilized
Futures Evolution Fund	$8,419,804	$3,692,494	$12,112,298	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses and short-term capital gains, and the Funds’ holdings in controlled foreign corporations (CFCs) and adjustments for paydowns, grantor trusts and partnerships resulted in reclassifications for the year ended June 30, 2018 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
Fund	Capital	Income (Loss)	Gains (Loss)
Futures Evolution Fund	$(31,162,430)	$1,275,971	$29,886,459
GSA Trend Strategy Fund	(1,926,272)	1,555,039	371,233
Managed Futures Strategy Fund	(1,009,938)	3,964,231	(2,954,293)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of The Northern Lights Fund Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Altegris Futures Evolution Fund, Altegris Managed Futures Fund, and Altegris GSA Trend Strategy Fund (the “Funds”), including the portfolios of investments as of June 30, 2018, the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights of each of the Funds present fairly, in all material respects, the financial position of the Funds as of June 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The consolidated financial highlights for Altegris Futures Evolution Fund for the year ended September 30, 2015 and the consolidated financial highlights for each of the three years in the period ended September 30, 2015 were audited by other auditors whose report, dated November 26, 2015 expressed an unqualified opinion on those statements. The consolidated financial highlights of Altegris Managed Futures Strategy Fund for each of the three years in the period ended June 30, 2015 were audited by other auditors whose report, dated August 27, 2015, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian and brokers when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

August 29, 2018

We have served as the auditor of one or more Altegris Funds investment companies since 2014.

Altegris Funds

EXPENSE EXAMPLES (Unaudited)

June 30, 2018

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning January 1, 2018 and ending June 30, 2018.

Actual Expenses

The “Actual Expenses” section of each table provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Altegris Futures Evolution Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	1/1/2018	6/30/2018	1/1/18 – 6/30/18
Class A	1.94%	$1,000.00	$958.60	$9.42
Class C	2.69%	$1,000.00	$953.90	$13.03
Class I	1.69%	$1,000.00	$959.80	$8.21
Class N	1.94%	$1,000.00	$958.60	$9.42

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	1/1/2018	6/30/2018	1/1/18 – 6/30/18
Class A	1.94%	$1,000.00	$1,015.17	$9.69
Class C	2.69%	$1,000.00	$1,011.46	$13.42
Class I	1.69%	$1,000.00	$1,016.41	$8.45
Class N	1.94%	$1,000.00	$1,015.17	$9.69

Altegris Funds

EXPENSE EXAMPLES (Unaudited)(Continued)

June 30, 2018

Altegris GSA Trend Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	1/1/2018	6/30/2018	1/1/18 – 6/30/18
Class A	1.85%	$1,000.00	$895.80	$8.70
Class I	1.60%	$1,000.00	$896.10	$7.52
Class N	1.85%	$1,000.00	$895.80	$8.70

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	1/1/2018	6/30/2018	1/1/18 – 6/30/18
Class A	1.85%	$1,000.00	$1,015.62	$9.25
Class I	1.60%	$1,000.00	$1,016.86	$8.00
Class N	1.85%	$1,000.00	$1,015.62	$9.25

Altegris Managed Futures Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	1/1/2018	6/30/2018	1/1/18 – 6/30/18
Class A	1.90%	$1,000.00	$950.60	$9.19
Class C	2.65%	$1,000.00	$947.30	$12.79
Class I	1.65%	$1,000.00	$951.30	$7.98
Class O	1.90%	$1,000.00	$950.60	$9.19

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	1/1/2018	6/30/2018	1/1/18 – 6/30/18
Class A	1.90%	$1,000.00	$1,015.37	$9.49
Class C	2.65%	$1,000.00	$1,011.65	$13.22
Class I	1.65%	$1,000.00	$1,016.61	$8.25
Class O	1.90%	$1,000.00	$1,015.37	$9.49

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2018

Adviser – Altegris Advisors, LLC (Adviser to Altegris/AACA Real Estate Income Fund, Altegris Futures Evolution Strategy Fund, Altegris GSA Trend Strategy Fund and Altegris Managed Futures Strategy Fund)

In connection with the regular meeting held on June 26-27, 2018 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Adviser”) and the Trust, with respect to the Altegris/AACA Opportunistic Real Estate Income Fund (“Altegris Real Estate”), Altegris Futures Evolution Strategy Fund (“Altegris EVO”), Altegris GSA Trend Strategy Fund (“Altegris GSA”), and Altegris Managed Futures Strategy Fund (“Altegris Managed”) (collectively referred to as the “Altegris Funds”) In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Altegris was founded in 2002 and specialized in identifying, evaluating, selecting, and monitoring alternative strategies and managers for the purpose of offering these strategies to financial professionals and individuals seeking portfolio diversification. The Trustees remarked positively on the educational and professional backgrounds of the firm’s key personnel responsible for servicing the Altegris Funds. They observed a robust investment team with multi-faceted asset management and financial industry experience supported by dedicated teams providing research, compliance, legal, operations and marketing to the Funds. The Trustees noted that the adviser’s investment team applied a rigorous due diligence process to source, evaluate and select managers for each strategy. The Trustees observed that the adviser conducted a comprehensive supervision of its sub-advisers with a process that monitored performance characteristics and compliance with each Fund’s investment limitations. The Trustees found that the adviser continued to be fully engaged with its sub-advisers and fully abreast of the strategies employed by each sub-adviser. The Trustees expressed satisfaction with the culture and direction of the adviser under its new management and the adviser’s continued commitment to enhance resources. The Trustees concluded that the adviser should continue to provide a high level of quality service to the Altegris Funds to the benefit of each Fund’s shareholders.

Performance.

Altegris Managed. The Trustees considered the Fund’s primary objective and principal investment strategy. The Trustees noted that the Fund had outperformed its Broadridge selected peer group median over the 1-year, 3-year, and since inception periods. They further observed that the Fund outperformed its Morningstar category median over the 3-year period and its benchmark

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

over the 5-year period. They considered that the Fund underperformed its Morningstar category median and benchmark over the 1-year and since inception periods. After further discussion, the Trustees reasoned that the Fund’s strategy appeared well-designed to accomplish the Fund’s objective and that performance had been reasonable given the trends and conditions of the overall market.

Altegris EVO. The Trustees considered the Fund’s primary objective and principal investment strategy. They observed that the Fund ranked at the top of its Morningstar category with a five star rating. The Trustees discussed that the Fund had outperformed its Morningstar category median and its Broadridge selected peer group median over the 1-year, 3-year, 5-year, and since inception periods. They further noted that the Fund outperformed its benchmark over the 1-year, 5-year, and since inception periods and only underperformed it over the 3-year period. After further discussion, the Trustees reasoned that the strategy had performed well over the life of the Fund.

Altegris GSA. The Trustees considered the Fund’s primary objective and principal investment strategy. They acknowledged that the Fund significantly underperformed its Morningstar category, Broadridge selected peer group, and benchmark over the 1-year and since inception periods. The Trustees noted the adviser’s discussion of the challenges faced by trend following strategy funds over the past year. The Trustees considered the adviser’s adherence to the Fund’s stated objective and noted that the adviser had managed the Fund in accordance with its prospectus. The Trustees concluded that while performance had been challenging for the Fund, the adviser should be given the benefit of a full market cycle to execute the Fund’s strategy.

Altegris Real Estate. The Trustees considered the Fund’s primary objective and principal investment strategy. The Trustees recognized the Fund’s strong performance in all time periods reported, with a five star Morningstar rating. They noted that the Fund outperformed its Morningstar category median, its Broadridge selected peer group, and its benchmark over the 1-year, 3-year, and since inception periods. The Trustees agreed that the Fund’s outperformance of comparable funds had been substantial and indicated that the adviser should continue to provide positive performance to the Fund for the benefit of shareholders.

Fees and Expenses.

Altegris Managed. The Trustees reviewed the Fund’s advisory fee, noting that the adviser charged a fee of 1.50% (with breakpoints at various levels). They observed that the fee was higher than the Fund’s Morningstar category median and average and only slightly higher than its Broadridge selected peer group median and average. They noted that the advisory fee was well within the range of both comparable metrics. They discussed the Fund’s net expense ratio, noting that it was slightly higher than its Morningstar category average and median and lower than its peer group average and median. They again noted that it was well within the range of both comparable metrics. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Altegris EVO. The Trustees reviewed the Fund’s advisory fee of 1.50% (with breakpoints at various levels) and considered the fee relative to the fees charged by funds in its Broadridge selected peer group and Morningstar category. They acknowledged that the Fund’s fee was higher than the Morningstar category median and average and only slightly higher than its peer group median and

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

average. They noted that the advisory fee was well within the range of both comparable metrics. They discussed the Fund’s net expense ratio, nothing that it was slightly higher than its Morningstar category median and average as well as its peer group average but slightly lower than the peer group median. After further discussion the Trustees concluded that the advisory fee was not unreasonable.

Altegris GSA. The Trustees reviewed the Fund’s advisory fee of 1.35% (with breakpoints at various levels) and considered the fee relative to the fees charged by funds in its Broadridge selected peer group and Morningstar category. They acknowledged that the Fund’s fee was slightly higher than its peer group median and average and equal to its Morningstar category median and slightly lower than its category average. They noted that the advisory fee was well within the range of both comparable metrics. They discussed the Fund’s net expense ratio, noting that it was slightly higher than its peer group median and was equal to its Morningstar category median and slightly lower than its category average. After further discussion the Trustees concluded that the advisory fee was not unreasonable.

Altegris Real Estate. The Trustees noted the adviser charged an advisory fee with respect to the Fund of 1.30%. The Trustees reviewed comparable fees of funds and observed that the Fund’s advisory fee was higher than its peer group median and average and higher than its Morningstar category median and average. They noted that the fee was within the range of fees of its peer group and tied for the highest in its Morningstar category. They further acknowledged the Fund’s net expense ratio was higher than its peer group median and average and higher than its Morningstar category median and average. They noted that only two funds in the Broadridge selected peer group execute short positions. After discussion, they agreed that the costs associated with running a strategy of both long and short positions warranted a higher fee than a long-only strategy and provided value to shareholders. The Trustees concluded that the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the fees paid to the adviser for the advisory services provided to each of the Altegris Funds. They recalled that the adviser had previously negotiated breakpoints for each of the Funds with the exception of Altegris Real Estate, which the adviser indicated it would be willing to consider once the Fund reached $500 in assets. They discussed the impact of sub-advisory fee breakpoints on the adviser’s potential economies of scale. After further discussion, the Trustees concluded that with respect to Altegris Real Estate, the absence of breakpoints at this time was reasonable and that the possibility of instituting breakpoints would be considered again as the Fund’s assets increased. It was the consensus of the Trustees that the current breakpoints for the other Altegris Funds were acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser with respect to each Altegris Fund and noted that the adviser had realized a profit with respect to each Fund with the exception of Altegris GSA. They discussed the impact of the fee waivers on the adviser’s profits. They also discussed the advisory fees relative to the sub-advisory fees of each Fund, the allocation of responsibilities among the adviser and one or more sub-advisers, and the reasonableness of the fees and profits based on those allocations. They noted that adviser’s stated profits appeared reasonable in terms of actual dollars and as a percentage of revenue. They considered the adviser’s assertion that it had devoted significant resources and personnel to manage the Funds, and they concluded that, with respect to each Fund, excessive profitability was not a concern at this time.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the advisory agreement was in the best interests of the shareholders of each Altegris Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Altegris Managed Futures Strategy Fund (Sub-Adviser Centurion Investment Management, LLC) *

In connection with the regular meeting held on June 26-27, 2018 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and Centurion Investment Management, LLC (“Centurion”), with respect to the Altegris Managed Futures Strategy Fund (referred to as the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees observed that Centurion Investment Management, LLC (“Centurion”) was founded in 2010 and had approximately $698 million in assets under management. They noted that the sub-adviser specialized in systematic trading of global equity, fixed income, commodity, and foreign exchange futures markets. They discussed the backgrounds of the key personnel involved in servicing the Fund, noting their experience in the financial industry. They discussed the sub-adviser’s investment process, noting the firm relied on research based on observed market behavior and sought to capture short term market inefficiencies and build a portfolio of highly liquid global futures contracts. They noted that the sub-adviser’s short term strategy reduced asset and liquidity risk, and they discussed the sub-adviser’s operational processes for risk mitigation. The Trustees considered that the sub-adviser monitored compliance with the Fund’s investment limitations in real time using its proprietary system, and that the sub-adviser selected financial intermediaries based on a variety of factors. The Trustees reasoned that the firm’s investment team’s experience in managing short term strategies with little correlation to traditional asset classes had the potential to add diversification to the Fund. After discussion, the Trustees concluded that Centurion had sufficient resources with which to continue to provide high quality services to the Fund, Altegris and the Fund’s shareholders.

Performance. The Trustees reviewed the Fund’s overall performance and the performance of the sleeve managed by Centurion, noting that the sub-adviser managed approximately 10% of the assets in the Fund. They noted that Centurion implemented a short-term trading strategy focused on equity, fixed income, commodity, and foreign exchange futures markets. They observed that as of March 31, 2018, the sub-adviser had provided 15 basis points of performance to the Fund’s portfolio. The Trustees concluded that the sub-adviser had the ability to continue to produce positive performance for the Fund and its shareholders.

Fees and Expenses. The Trustees discussed the sub-adviser’s fee structure with respect to the Fund, and noted that the sub-adviser received a fee with no breakpoints based on Fund assets allocated

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

to the sub-adviser. The Trustees discussed the fees charged by the sub-adviser to its other separately managed accounts. They acknowledged that the fee charged to the Fund by the sub-adviser and paid by the adviser not the Fund, was lower than the fees charged by the sub-adviser to its other accounts. After further discussion, and in light of all information provided, the Trustees concluded that the sub-advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether the sub-adviser had realized economies of scale with respect to the sub-advisory services provided to the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-adviser. They noted the sub-adviser realized a modest profit in connection with its relationship with the Fund, both in percentage and actual dollars realized. After a discussion, the Trustees concluded the sub-adviser’s profitability was not excessive.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the sub-advisory agreement with Centurion was in the best interests of the shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Altegris Managed Futures Strategy Fund (Sub-Adviser – Crabel Capital Management, LLC) *

In connection with the regular meeting held on June 26-27, 2018 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and Crabel Capital Management, LLC (“Crabel”), with respect to the Altegris Managed Futures Strategy Fund (referred to as the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Crabel Capital Management, LLC (“Crabel”) was a global alternative investment firm with approximately $2.66 billion in assets under management, and specialized in systematic, automated trading strategies using futures contracts and foreign currencies. They discussed the background information of the key investment personnel responsible for sub-advising the Fund, taking into consideration the investment team’s varied financial industry experience. They observed that Crabel’s investment process was based on technical analysis and ongoing research of market prices and market movements. They discussed Crabel’s personnel structure, noting that the firm had teams devoted to various operations within the firm. The Trustees considered Crabel’s risk management process and observed the methodology used by the sub-adviser to mitigate the principal risks associated with the strategies used for the Fund. They also considered that Crabel monitored compliance with the Fund’s investment limitations by incorporating compliance limits into its automated trading systems and periodically testing various pre-set protocols. They discussed the factors Crabel used to select trading counterparties and financial intermediaries and how the firm monitored them. The Trustees noted that Crabel’s robust infrastructure and substantial resources were beneficial to the Fund. The Trustees concluded that Crabel should continue to provide a high level of quality service to the Fund, adviser and Fund shareholders.

Performance. The Trustees reviewed the Fund’s overall performance and the performance of the sleeve managed by Crabel, noting that the sub-adviser managed approximately 32% of the assets in the Fund. They noted that Crabel implemented an advanced trend strategy and a short-term trading strategy for the Fund. They observed that both strategies contributed positively to the Fund’s performance over the past 12 months. The Trustees concluded that the sub-adviser had the ability to continue to produce positive performance for the Fund and its shareholders.

Fees and Expenses. The Trustees discussed the sub-adviser’s fee structure with respect to the Fund, and noted that the sub-adviser received one fee for assets allocated to its trend strategy and a different fee for assets allocated to its short-term trading strategy. The Trustees discussed the fees

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

charged by the sub-adviser to its other separately managed accounts. They acknowledged that the fees charged to the Fund by the sub-adviser and paid by the adviser not the Fund, were in line with the fees charged by the sub-adviser to its other accounts. After further discussion, and in light of all information provided, the Trustees concluded that the sub-advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether the sub-adviser had realized economies of scale with respect to the sub-advisory services provided to the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense including the existing breakpoint structure in the advisory agreement.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-adviser. They noted the sub-adviser did not realize a profit in connection with its relationship with the Fund. The Trustees concluded that excessive profitability was not an issue.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the sub-advisory agreement with Crabel was in the best interests of the shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Altegris Futures Evolution Strategy Fund (Sub-Adviser – DoubleLine Capital LP) *

In connection with the regular meeting held on June 26-27, 2018 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and DoubleLine Capital LP (“DoubleLine”), with respect to the Altegris Future Evolution Strategy Fund (referred to as the “Fund” or “Altegris EVO”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that DoubleLine Capital LP (“DoubleLine”) was founded in 2009, had approximately $118.8 billion in assets under management, and specialized in launching and managing fixed income and balanced funds, through many types of investment vehicles. The Trustees reviewed the background of the investment personnel responsible for sub-advising the Fund, noting that the investment team had robust financial industry experience, particularly with respect to debt-related products. They noted that the sub-adviser had an integrated operation consisting of over 200 professionals who supported the various investment processes and portfolio managers with research, trading, client service, compliance, legal, and information technology resources. The Trustees observed that the sub-adviser employed specialized teams for each fixed income asset class. They noted that the sub-adviser maintained a strong risk management process with comprehensive policies and procedures in place, along with a risk management team that worked with the portfolio managers. The Trustees were satisfied with DoubleLine’s continued use of its robust compliance module and order management system to produce pre-trade tests prior to execution, as well its use of post-trade reports by its compliance department. The Trustees remarked on the sub-adviser’s approach to best execution, noting that the firm reviewed brokers for various qualitative service factors. The Trustees noted that DoubleLine continued to be an industry leader with a robust corporate infrastructure and abundant resources, considered the adviser’s recommendation that DoubleLine continue to be engaged as sub-adviser to the Fund and concluded that DoubleLine should continue to provide a high level of quality service that will benefit the Fund, adviser, and shareholders.

Performance. The Trustees reviewed the Fund’s overall performance and the performance of the sleeve managed by DoubleLine, noting that the sub-adviser managed 60-80% of the assets in the Fund. They noted that DoubleLine implemented three separate strategies for the Fund: core fixed, low duration and opportunistic income, and reasoned that the strategies appeared to have added a level of stability to the Fund while still providing reasonable returns. The Trustees concluded that DoubleLine’s portion of the Fund appeared to be performing consistently and had provided a benefit to Fund shareholders.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Fees and Expenses. The Trustees discussed the fee structure for the sub-adviser with respect to the Fund, whereby fees would increase incrementally as Fund assets grew up to $750 million and then would decline thereafter. The Trustees reviewed the portion of the Fund’s assets that DoubleLine currently managed and the fee earned as well as the sub-advisory fee, paid by the adviser and not the Fund, relative to the advisory fee. The Trustees discussed the blended nature of the sub-advisory fee and reasoned that the fee appeared to be in line with the fees charged to the sub-adviser’s other accounts. After further discussion, and in light of all information provided, the Trustees concluded that the sub-advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether DoubleLine had realized economies of scale with respect to the sub-advisory services provided to the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense including the unique breakpoint structure.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-adviser. They noted the sub-adviser realized a solid profit in connection with its relationship with the Fund. They considered the sub-adviser’s assertion that such profits were in line with profits it realized from other sub-advisory relationships. After a discussion, the Trustees concluded the sub-adviser’s profitability was not excessive.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the sub-advisory agreement with DoubleLine was in the best interests of the shareholders of Altegris EVO.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Altegris GSA Trend Strategy Fund and Altegris Managed Futures Strategy Fund (Sub-Adviser – GSA Capital Partners, LLP) *

In connection with the regular meeting held on June 26-27, 2018 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and GSA Capital Partners, LLP (“GSA”), with respect to the Altegris GSA Trend Strategy Fund and Altegris Managed Futures Strategy Fund (collectively referred to as the “Funds”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that GSA Capital Partners, LLP (“GSA”) was a global investment firm with approximately $9 billion in assets under management. They observed that the firm specialized in systematic quantitative strategies across various asset classes and geographic regions. The Trustees reviewed the backgrounds of the key personnel responsible for sub-advising the Fund, and noted they had backgrounds in advanced mathematics and the international financial industry. They discussed the sub-adviser’s investment process, noting that it relied on proprietary and non-proprietary data, exchange and market data, software, and intellectual property to create quantitative signals that identify long and short investment opportunities based on directional trends across multiple asset classes with the goal of exploiting market inefficiencies over different market cycles. They considered the sub-adviser’s risk management program and discussed its features, and they noted the various means by which GSA planned to monitor compliance with the Fund’s investment limitations. The Trustees considered that GSA had a strong reputation within the financial industry and a significant amount of resources, and concluded that the sub-adviser should continue to provide high quality service to the Fund, Altegris and the Fund’s shareholders.

Performance.

Altegris GSA. The Trustees considered the Fund’s primary objective and principal investment strategy. They acknowledged that the Fund significantly underperformed its Morningstar category, Broadridge selected peer group, and benchmark over the 1-year and since inception periods. The Trustees noted the adviser’s discussion of the challenges faced by trend following strategy funds over the past year. The Trustees considered the sub-adviser’s adherence to the Fund’s stated objective and noted that the sub-adviser had managed the Fund in accordance with its prospectus. The Trustees concluded that while performance had been challenging for the Fund, the sub-adviser should be given the benefit of a full market cycle to execute the Fund’s strategy.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Altegris Managed. The Trustees reviewed the Fund’s overall performance and the performance of the sleeve managed by GSA, noting that the sub-adviser managed approximately 28% of the assets in the Fund. They noted that GSA implemented a managed futures strategy for the Fund using a range of quantitative signals that sought to identify long and short investment opportunities based on directional trends in global financial markets. The Trustees observed that over the past 12 months, GSA’s management of Fund assets resulted in strong gains in equities but noted that those gains were outpaced by losses in all other asset classes, in particular losses in developed currencies. They acknowledged the adviser’s stated confidence in GSA and reasoned that the sub-adviser had the ability to improve performance for the benefit of shareholders.

Fees and Expenses.

Altegris GSA. The Trustees discussed the sub-adviser’s fee structure with respect to the Fund, and noted that the sub-adviser received a fee with breakpoints based on assets allocated to GSA, as defined in the sub-advisory agreement. The Trustees discussed the fees charged by the sub-adviser to its other separately managed accounts. They acknowledged that the fee charged to the Fund by the sub-adviser and paid by the adviser not the Fund, was in line with the fees charged by the sub-adviser to its other accounts. After further discussion, and in light of all information provided, the Trustees concluded that the sub-advisory fee was not unreasonable.

Altegris Futures. The Trustees discussed the sub-adviser’s fee structure with respect to the Fund, and noted that the sub-adviser received a fee with breakpoints based on assets allocated to GSA, as defined in the sub-advisory agreement. The Trustees discussed the fees charged by the sub-adviser to its other separately managed accounts. They acknowledged that the fee charged to the Fund by the sub-adviser and paid by the adviser not the Fund, was in line with the fees charged by the sub-adviser to its other accounts. After further discussion, and in light of all information provided, the Trustees concluded that the sub-advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether the sub-adviser had realized economies of scale with respect to the sub-advisory services provided to the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense including the existing breakpoint structures.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-adviser. They noted the sub-adviser realized a modest profit in connection with its relationship with the Fund in terms of actual dollars realized. After a discussion, the Trustees concluded the sub-adviser’s profitability was not excessive.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the sub-advisory agreement with GSA was in the best interests of the shareholders of each Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Altegris Managed Futures Strategy Fund (Sub-Adviser – Millburn Ridgefield Corporation) *

In connection with the regular meeting held on June 26-27, 2018 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and Millburn Ridgefield Corporation (“Millburn”), with respect to the Altegris Managed Futures Strategy Fund (referred to as the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Millburn Ridgefield Corporation (“Millburn”) managed approximately $6.2 billion in assets and provided investors access to a variety of alternative and managed futures strategies. They discussed the experience of key personnel responsible for servicing the Fund, noting that many of them are veterans within the financial industry and have worked together at the firm for many years. The Trustees discussed the sub-adviser’s quantitative investment process, noting how the firm performed price movement analysis based on a number of factors. They discussed the sub-adviser’s processes for mitigating risk, and reasoned that the sub-adviser demonstrated a comprehensive knowledge of risk management. They noted that the sub-adviser monitored compliance with the Fund’s investment limitations by incorporating agreed upon risk limits directly into its systematic trading models, which can perform pre- and post-trade checks. The Trustees discussed the sub-adviser’s approach to broker selection, noting the various factors the sub-adviser used to select financial intermediaries and monitor best execution. The Trustees observed that the firm had a long history with managed futures strategies and had an effective operational infrastructure. The Trustees concluded that the sub-adviser should continue to provide high quality services to the Fund, Altegris and the Fund’s shareholders.

Performance. The Trustees reviewed the Fund’s overall performance and the performance of the sleeve managed by Millburn, noting that the sub-adviser managed approximately 20% of the assets in the Fund. They noted that Millburn implemented a managed futures strategy for the Fund. They observed that the strategy contributed positively to the Fund’s performance over the past 12 and 36 month periods. The Trustees concluded that the sub-adviser had the ability to continue to produce positive performance for the Fund and its shareholders.

Fees and Expenses. The Trustees discussed the sub-adviser’s fee structure with respect to the Fund, and noted that the sub-adviser received an annual fee based on a percentage of the allocated portion of assets, as defined in the sub-advisory agreement. The Trustees discussed the fees charged by the sub-adviser to its other separately managed accounts. They acknowledged that the fee charged

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

to the Fund by the sub-adviser and paid by the adviser not the Fund, was in line with the fees charged by the sub-adviser to its other accounts. After further discussion, and in light of all information provided, the Trustees concluded that the sub-advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether the sub-adviser had realized economies of scale with respect to the sub-advisory services provided to the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense including the existing breakpoint structure.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-adviser. They noted the sub-adviser realized a modest profit in connection with its relationship with the Fund, both in percentage and actual dollars realized. After a discussion, the Trustees concluded the sub-adviser’s profitability was not excessive.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the sub-advisory agreement with Millburn was in the best interests of the shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Altegris Managed Futures Strategy Fund (Sub-Adviser – Phase Capital LP) *

In connection with the regular meeting held on June 26-27, 2018 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and Phase Capital, LP (“Phase”), with respect to the Altegris Managed Futures Strategy Fund (referred to as the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Phase Capital LP (“Phase”) had approximately $90 million in assets under management. They noted that the sub-adviser provided customized financial management services to high net worth and institutional investors through a variety of investment vehicles. The Trustees reviewed the experience of key personnel, noting that the investment team had significant academic and financial industry experience. The Trustees noted that since they previously approved the sub-advisory agreement, the sub-adviser had restructured parts of its portfolio management team and added a director of operations. They discussed the sub-adviser’s investment process, noting that it utilized tactical allocation models across asset classes and examines and monitors risk on a continuous basis. The Trustees discussed Phase’s risk mitigation process, noting that the sub-adviser evaluated various risk metrics when executing its strategy. The Trustees reasoned that the sub-adviser appeared to have a well-organized operational infrastructure, adequate resources, and an experienced and accomplished investment team. The Trustees concluded that Phase should continue to provide high quality service to the Fund, Altegris and the Fund’s shareholders.

Performance. The Trustees reviewed the Fund’s overall performance and the performance of the sleeve managed by Phase, noting that the sub-adviser managed approximately 14% of the assets in the Fund. They noted that Phase implemented a quantitative macro strategy utilizing ETFs for the Fund. They observed that the strategy contributed positively to the Fund’s performance over the past 12 months. The Trustees concluded that the sub-adviser had the ability to continue to produce positive performance for the Fund and its shareholders.

Fees and Expenses. The Trustees discussed the sub-adviser’s fee structure with respect to the Fund, and noted that the sub-adviser received an annual fee based on a percentage of an allocated portion of assets, as defined in the sub-advisory agreement. The Trustees discussed the fees charged by the sub-adviser to its other separately managed accounts. They acknowledged that the fee charged to the Fund by the sub-adviser and paid by the adviser not the Fund, was lower than the fees charged by the sub-adviser to its other accounts. After further discussion, and in light of all information provided, the Trustees concluded that the sub-advisory fee was not unreasonable.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Economies of Scale. The Trustees considered whether the sub-adviser had realized economies of scale with respect to the sub-advisory services provided to the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense including the existing breakpoint structure.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-adviser. They noted the sub-adviser realized a modest profit in connection with its relationship with the Fund, both in percentage and actual dollars realized. After a discussion, the Trustees concluded the sub-adviser’s profitability was not excessive.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the sub-advisory agreement with Phase was in the best interests of the shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Altegris Managed Futures Strategy Fund (Sub-Adviser – QMS Capital Management LP) *

In connection with the regular meeting held on June 26-27, 2018 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and QMS Capital Management, LP (“QMS”), with respect to the Altegris Managed Futures Strategy Fund (referred to as the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that QMS Capital Management LP (“QMS”) was founded in 2009 and has approximately $2.82 billion in assets under management. They discussed the experience of key investment personnel, noting their academic accomplishments and varied financial industry experience. They reviewed the sub-adviser’s investment process, noting that based on academic research, practical experience and an evaluation of the economic environment, the sub-adviser developed a quantitative systematic trading program that sought to minimize statistical and behavior biases. The Trustees discussed the sub-adviser’s risk management program, noting that the firm mitigated risk through portfolio construction and procedures designed to minimize market risk, product type risk, model risk, currency risk and counterparty risk. They noted that the sub-adviser monitored compliance with investment limitations on both a pre-trade and post-trade basis. They observed that the sub-adviser selected brokers based on a number of factors and performed ongoing monitoring to ensure best execution. The Trustees reasoned that QMS had a solid operational infrastructure with devoted resources to technology, research and portfolio management that has the capacity to add value to the Fund. The Trustees concluded that the sub-adviser has should continue to provide high quality service to the Fund, the adviser and the Fund’s shareholders.

Performance. The Trustees reviewed the Fund’s overall performance and the performance of the sleeve managed by QMS. They noted that QMS implemented a quantitative strategy for the Fund. The Trustees observed that, as of December 2017, the sub-adviser’s allocation of Fund assets had been reduced to zero. They noted the adviser’s assertion that QMS’ allocation was reduced based on market conditions and not on specific factors related to the sub-adviser. The Trustees noted that the adviser expressed continued confidence in the sub-adviser and wished to retain its services with respect to the Fund.

Fees and Expenses. The Trustees discussed the sub-adviser’s fee structure with respect to the Fund, and noted the sub-adviser fee was a fixed percentage, with no breakpoints. The Trustees discussed the fees charged by the sub-adviser to its other separately managed accounts. They acknowledged that the fee charged to the Fund by the sub-adviser and paid by the adviser not the

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Fund, was in line with the fees charged by the sub-adviser to its other accounts. After further discussion, and in light of all information provided, the Trustees concluded that the sub-advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether the sub-adviser had realized economies of scale with respect to the sub-advisory services provided to the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense including the existing breakpoint structure.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-adviser. They noted the sub-adviser did not realize a profit in connection with its relationship with the Fund. The Trustees concluded that excessive profitability was not an issue.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the sub-advisory agreement with QMS was in the best interests of the shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Altegris Managed Futures Strategy Fund (Sub-Adviser – Three Rock Capital Management Limited) *

In connection with the regular meeting held on June 26-27, 2018 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and Three Rock Capital Management Limited (“Three Rock”), with respect to the Altegris Managed Futures Strategy Fund (referred to as the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Three Rock Capital Management Limited (“Three Rock”), based in Dublin, Ireland, was founded in 2008 as a discretionary global macro manager authorized as an alternative investment fund manager by the Central Bank of Ireland and was registered with the CFTC as a CTA. They noted that the firm has approximately $96 million in assets under management. The Trustees discussed the backgrounds of the key investment personnel, taking into consideration their education and financial industry experience. They observed that the firm managed Fund assets according to its discretionary global macro program, utilizing exchange traded futures contracts, and that the firm’s investment process combined macro analysis with short term tactical trading. The Trustees considered the sub-adviser’s risk management process, noting that the firm identified and addressed several firm level risks and that the sub-adviser would use stop loss orders as a defense against strategy risk and large drawdowns. The Trustees discussed the sub-adviser’s process for monitoring compliance with the Fund’s investment limitations and the factors the sub-adviser used to select and periodically evaluate financial intermediaries. The Trustees considered that despite the relatively small size of Three Rock, the firm was well organized and had sufficient resources to support its management program. The Board concluded that the sub-adviser should continue to provide high quality services to the Fund, Altegris and the Fund’s shareholders.

Performance. The Trustees reviewed the Fund’s overall performance and the performance of the sleeve managed by Three Rock, noting that the sub-adviser managed approximately 15% of the assets in the Fund. They noted that Three Rock implemented a short-term tactical trading strategy for the Fund. They observed that the strategy contributed a negative return to the Fund’s performance over the past 12 months. The Trustees considered the sub-adviser’s assertion that the strategy’s poor performance was attributable to overexposure to certain asset classes, in particular currency. The Trustees noted that the sub-adviser remained committed to its strategy and that adviser had recommended retention of the firm. The Trustees concluded that the sub-adviser had the ability to produce positive performance for the Fund and its shareholders.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Fees and Expenses. The Trustees discussed the sub-adviser’s fee structure with respect to the Fund, and noted that the sub-adviser received a fixed fee based on assets allocated to the sub-adviser, with no breakpoints. The Trustees discussed the fees charged by the sub-adviser to its other separately managed accounts. They acknowledged that the fee charged to the Fund by the sub-adviser and paid by the adviser not the Fund, was in line with the fees charged by the sub-adviser to its other accounts. After further discussion, and in light of all information provided, the Trustees concluded that the sub-advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether the sub-adviser had realized economies of scale with respect to the sub-advisory services provided to the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-adviser. They noted the sub-adviser did not realize a profit in connection with its relationship with the Fund. The Trustees concluded that excessive profitability was not an issue.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the sub-advisory agreement with Three Rock was in the best interests of the shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); previously, AdvisorOne Funds (2004-2013); and The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009- 2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

6/30/18 – NLFT_v1

Altegris Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
Richard Malinowski 80 Arkay Drive Hauppauge, NY 11788 Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration (2012- Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010- 2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of June 30, 2018, the Trust was comprised of 80 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-524-9441.

6/30/18 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C.	Gemini Fund Services, LLC
1200 Prospect Street, Suite 400	80 Arkay Drive, Suite 110
La Jolla, CA 92037	Hauppauge, New York 11788

INVESTMENT SUB-ADVISORS

Doubleline Capital LP	Crabel Capital Management, LLC
333 South Grand Ave. Suite 1800	200 Pequot Ave
Los Angeles, CA 90071	Southport, CT 06890

PhaseCapital LP	Centurion Investment Management, LLC
200 Clarendon Street, 25th Floor	610 W Germantown Pike
Boston, MA 02116	Plymouth Meeting, PA 19462

J.P. Morgan Investment Management, Inc.	Millburn Ridgefield Corporation
270 Park Avenue	411 West Putnam Avenue #305
New York, NY 10017	Greenwich, CT 06830

GSA Capital Partners, LLP	QMS Capital Management LP
Stratton House 5 Stratton Street	240 Leigh Farm Rd #450
London W1J 8LA United Kingdom	Durham, NC 27707

Three Rock Capital Management Limited
149 Francis St, Merchants Quay
Dublin 8, D08 K030, Ireland

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2018 - $100,590

2017 - $79,570

2016 - $83,430

2015 - $81,000

2014 - $90,000

(b)	Audit-Related Fees

2018 - None

2017 - None

2016 - None

2015 - None

2014 - None

(c)	Tax Fees

2018 - $28,890

2017 - $28,890

2016 - $26,265

2015 - $25,000

2014 - $24,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2018 - None

2017 - None

2016 - None

2015 - None

2014 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2018	2017	2016	2015	2014
Audit-Related Fees:	100%	100%	100%	100%	100%
Tax Fees:	100%	100%	100%	100%	100%
All Other Fees:	100%	100%	100%	100%	100%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018 - $28,890

2017 - $28,890

2016 - $26,265

2015 - $25,000

2014 - $24,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/7/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/7/2018

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 9/7/2018